                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRs

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8282

                              Loomis Sayles Funds I
               (Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts                               02116
 (Address of principal executive offices)                             (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end: September 30, 2003

Date of reporting period: March 31, 2004

Item 1. Reports to Stockholders.

The Registrant's semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Loomis Sayles Fixed Income Funds
Loomis Sayles Equity Funds

[LOGO] LS LOOMIS SAYLES FUNDS
         Loomis Sayles Benchmark Core Bond Fund
         Loomis Sayles Bond Fund
         Loomis Sayles Core Plus Fixed Income Fund
         Loomis Sayles Fixed Income Fund
         Loomis Sayles Global Bond Fund
         Loomis Sayles Institutional High Income Fund
         Loomis Sayles Intermediate Duration Fixed Income Fund
         Loomis Sayles Investment Grade Fixed Income Fund
         Loomis Sayles U.S. Government Securities Fund



                    TABLE OF CONTENTS

                    Fund and Manager Reviews              1

                    Portfolio of Investments             11

                    Statements of Assets and Liabilities 64

                    Statements of Operations             66

                    Statements of Changes in Net Assets  68

                    Financial Highlights                 74

                    Notes to Financial Statements        80


         SEMI-ANNUAL REPORT
         MARCH 31, 2004 (Unaudited)

FUND AND MANAGER REVIEW

LOOMIS SAYLES BENCHMARK CORE BOND FUND

PORTFOLIO REVIEW | The Fund slightly underperformed its benchmark, the Lehman Aggregate Bond Index, during the six-month period ended March 31, 2004.

As we became more convinced the economic recovery was real and sustainable, we increased the Fund's exposure to corporate bonds, which outperformed during the period. In particular, the general improvement in the stock market helped the performance of automobile bonds, including the Fund's position in Ford Motor Company. Ratings agencies showed patience in their ratings changes, which gave the car companies time to improve operations before they received ratings downgrades.

In addition, our position in Altria Group (formerly Philip Morris) aided overall Fund performance. Positive developments in recent litigation in Illinois regarding "light" cigarettes saved Philip Morris from paying a $10 billion bond to continue the appeals process. The Fund's position in Eastman Chemical offered notable performance, as the bond benefited from stronger economic growth.

In general, underperformance by a few bonds in the portfolio was more related to the timing of their purchase rather than specific negative developments in the underlying companies. The exception to this was our position in Halliburton, which performed poorly due to controversy surrounding the company's operations in Iraq.

OUTLOOK | We believe credit quality may continue to improve, so we plan to continue over-weighting corporate bonds. We plan to seek the bonds of companies which will benefit from the continued improvement in the economy which we expect over the coming quarters.
 KEY FUND FACTS

 OBJECTIVE | High total return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities (including government, corporate, mortgage-backed and asset-backed securities)

 FUND INCEPTION DATE | 4/24/96

 FUND REGISTRATION DATE | 3/7/97

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 4/24/96; Retail: 5/1/02

 EXPENSE RATIO | Institutional: 0.45%; Retail: 0.70%

 TOTAL NET ASSETS | $24.6 million

 [PHOTO]     [PHOTO]

Cliff Rowe Kurt Wagner
CLIFF ROWE KURT WAGNER

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                  SINCE        SINCE
                               6 MONTHS* 1 YEAR 5 YEARS REGISTRATION(b) INCEPTION(c)
------------------------------------------------------------------------------------
LOOMIS SAYLES BENCHMARK CORE BOND FUND:
  INSTITUTIONAL                  2.87%    4.94%  6.19%       6.71%          6.66%
  RETAIL(a)                      2.95     4.81   5.94        6.45           6.41
LIPPER INTERMEDIATE
INVESTMENT GRADE INDEX(e)        3.09     6.19   6.84        7.03           7.12
LEHMAN AGGREGATE BOND INDEX(e)   2.98     5.40   7.29        7.57           7.62

 CUMULATIVE PERFORMANCE(d) REGISTRATION TO MARCH 31, 2004(f)

                                    [CHART]

                   Loomis               Lipper             Lehman
                   Sayles            Intermediate         Brothers
                  Benchmark           Investment         Aggregate
               Core Bond Fund         Grade Index          Index
               --------------        ------------        ---------
03/07/1997         $250,000            $250,000          $250,000
03/31/1997          247,525             247,313           247,230
04/30/1997          250,973             250,702           250,931
05/31/1997          252,943             252,933           253,303
06/30/1997          256,145             255,924           256,309
07/31/1997          263,658             262,696           263,221
08/31/1997          260,455             260,305           260,976
09/30/1997          264,644             264,055           264,825
10/31/1997          268,586             267,232           268,667
11/30/1997          269,572             268,017           269,904
12/31/1997          272,760             270,456           272,621
01/31/1998          276,342             274,040           276,121
02/28/1998          275,575             273,644           275,913
03/31/1998          276,087             274,655           276,861
04/30/1998          277,366             275,938           278,306
05/31/1998          280,181             278,426           280,946
06/30/1998          282,995             280,645           283,329
07/31/1998          283,007             281,219           283,932
08/31/1998          284,542             285,028           288,553
09/30/1998          294,010             291,418           295,309
10/31/1998          291,195             289,060           293,748
11/30/1998          293,498             290,502           295,415
12/31/1998          295,486             291,745           296,303
01/31/1999          298,235             293,555           298,418
02/28/1999          290,538             288,315           293,209
03/31/1999          293,012             290,585           294,834
04/30/1999          294,112             291,560           295,768
05/31/1999          289,989             288,591           293,177
06/30/1999          289,164             287,616           292,243
07/31/1999          286,965             286,602           290,999
08/31/1999          286,965             286,296           290,851
09/30/1999          289,989             289,447           294,227
10/31/1999          290,538             289,887           295,313
11/30/1999          290,813             290,228           295,292
12/31/1999          289,147             288,894           293,868
01/31/2000          288,564             287,867           292,906
02/29/2000          290,898             290,992           296,448
03/31/2000          293,232             294,584           300,353
04/30/2000          291,773             292,759           299,493
05/31/2000          290,314             292,228           299,356
06/30/2000          297,317             298,416           305,584
07/31/2000          300,234             300,963           308,358
08/31/2000          304,903             305,136           312,827
09/30/2000          306,653             307,158           314,794
10/31/2000          307,237             308,241           316,877
11/30/2000          310,447             313,146           322,058
12/31/2000          316,726             319,472           328,032
01/31/2001          325,304             325,086           333,397
02/28/2001          328,798             328,210           336,301
03/31/2001          330,704             329,485           337,989
04/30/2001          329,116             327,713           336,587
05/31/2001          331,975             329,731           338,617
06/30/2001          331,975             330,944           339,896
07/31/2001          339,599             338,972           347,495
08/31/2001          342,141             342,705           351,475
09/30/2001          343,094             345,343           355,570
10/31/2001          348,494             352,382           363,011
11/30/2001          346,588             347,957           358,006
12/31/2001          343,497             345,721           355,733
01/31/2002          344,853             348,215           358,612
02/28/2002          346,888             351,581           362,087
03/31/2002          342,480             345,480           356,064
04/30/2002          347,845             351,712           362,969
05/31/2002          350,963             354,599           366,053
06/30/2002          351,656             354,371           369,218
07/31/2002          354,427             355,778           373,673
08/31/2002          361,356             362,634           379,982
09/30/2002          366,900             366,591           386,136
10/31/2002          364,821             365,185           384,377
11/30/2002          364,821             366,921           384,275
12/31/2002          372,360             374,388           392,213
01/31/2003          372,720             375,559           392,547
02/28/2003          378,122             380,914           397,979
03/31/2003          377,042             380,952           397,672
04/30/2003          380,283             385,404           400,954
05/31/2003          386,765             392,592           408,429
06/30/2003          385,685             392,497           407,619
07/31/2003          373,081             379,262           393,915
08/31/2003          375,241             382,148           396,530
09/30/2003          384,623             392,423           407,027
10/31/2003          380,643             389,653           403,231
11/30/2003          382,084             390,682           404,196
12/31/2003          385,822             394,655           408,310
01/31/2004          388,848             397,793           411,595
02/29/2004          393,009             401,657           416,050
03/31/2004          395,676             404,551           419,166




 CUMULATIVE PERFORMANCE(d) INCEPTION TO MARCH 31, 2004(f)

                                    [CHART]

                  Loomis             Lipper          Lehman
                  Sayles          Intemediate       Brothers
                 Benchmark         Investment      Aggregate
               Core Bond Fund     Grade Index      Bond Index
               --------------     ------------     ----------
04/24/1996       $250,000           $250,000        $250,000
04/30/1996        248,500            250,000         250,000
05/31/1996        248,250            249,621         249,492
06/30/1996        251,250            252,524         252,843
07/31/1996        251,500            253,234         253,535
08/31/1996        250,500            252,977         253,110
09/30/1996        255,250            257,195         257,521
10/31/1996        261,500            262,619         263,225
11/30/1996        267,000            267,166         267,734
12/31/1996        263,277            264,777         265,245
01/31/1997        263,536            265,598         266,057
02/28/1997        264,315            266,251         266,719
03/31/1997        260,940            263,390         263,763
04/30/1997        264,575            266,999         267,711
05/31/1997        266,652            269,374         270,242
06/30/1997        270,028            272,561         273,450
07/31/1997        277,948            279,773         280,824
08/31/1997        274,571            277,226         278,428
09/30/1997        278,987            281,220         282,535
10/31/1997        283,143            284,603         286,633
11/30/1997        284,182            285,439         287,953
12/31/1997        287,543            288,037         290,853
01/31/1998        291,319            291,854         294,587
02/28/1998        290,510            291,432         294,365
03/31/1998        291,050            292,509         295,376
04/30/1998        292,398            293,875         296,918
05/31/1998        295,365            296,526         299,734
06/30/1998        298,333            298,888         302,276
07/31/1998        298,345            299,500         302,920
08/31/1998        299,964            303,557         307,849
09/30/1998        309,945            310,362         315,058
10/31/1998        306,977            307,851         313,392
11/30/1998        309,405            309,386         315,171
12/31/1998        311,500            310,710         316,118
01/31/1999        314,398            312,637         318,375
02/28/1999        306,285            307,057         312,817
03/31/1999        308,892            309,474         314,550
04/30/1999        310,052            310,513         315,547
05/31/1999        305,705            307,351         312,783
06/30/1999        304,836            306,312         311,786
07/31/1999        302,518            305,232         310,459
08/31/1999        302,518            304,907         310,301
09/30/1999        305,705            308,263         313,904
10/31/1999        306,285            308,732         315,062
11/30/1999        306,574            309,094         315,039
12/31/1999        304,818            307,673         313,520
01/31/2000        304,203            306,579         312,493
02/29/2000        306,663            309,908         316,273
03/31/2000        309,124            313,733         320,439
04/30/2000        307,586            311,790         319,522
05/31/2000        306,048            311,224         319,375
06/30/2000        313,430            317,814         326,019
07/31/2000        316,506            320,527         328,979
08/31/2000        321,428            324,972         333,747
09/30/2000        323,273            327,125         335,845
10/31/2000        323,888            328,278         338,068
11/30/2000        327,272            333,502         343,595
12/31/2000        333,892            340,239         349,969
01/31/2001        342,934            346,218         355,692
02/28/2001        346,618            349,545         358,791
03/31/2001        348,627            350,903         360,592
04/30/2001        346,953            349,016         359,096
05/31/2001        349,967            351,165         361,262
06/30/2001        349,967            352,457         362,627
07/31/2001        358,004            361,007         370,734
08/31/2001        360,683            364,982         374,979
09/30/2001        361,688            367,792         379,349
10/31/2001        367,381            375,289         387,287
11/30/2001        365,372            370,576         381,947
12/31/2001        362,113            368,194         379,522
01/31/2002        363,543            370,851         382,594
02/28/2002        365,688            374,435         386,302
03/31/2002        361,041            367,938         379,875
04/30/2002        366,697            374,575         387,242
05/31/2002        369,984            377,650         390,532
06/30/2002        370,714            377,406         393,909
07/31/2002        373,636            378,905         398,662
08/31/2002        380,941            386,207         405,393
09/30/2002        386,785            390,421         411,959
10/31/2002        384,593            388,924         410,082
11/30/2002        384,593            390,773         409,973
12/31/2002        392,541            398,725         418,442
01/31/2003        392,921            399,972         418,799
02/28/2003        398,615            405,675         424,593
03/31/2003        397,476            405,715         424,266
04/30/2003        400,893            410,457         427,767
05/31/2003        407,726            418,112         435,743
06/30/2003        406,588            418,011         434,878
07/31/2003        393,300            403,916         420,258
08/31/2003        395,578            406,989         423,048
09/30/2003        405,449            417,932         434,246
10/31/2003        401,273            414,982         430,196
11/30/2003        402,791            416,078         431,227
12/31/2003        406,732            420,310         435,615
01/31/2004        409,922            423,652         439,120
02/29/2004        414,308            427,767         443,873
03/31/2004        417,100            430,848         447,197

Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Performance shown for periods prior to the inception date of the Retail Class (5/1/02) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the Retail Class of shares. (b) Inception date of the Loomis Sayles Benchmark Core Bond Fund is April 24, 1996. Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long term shareholders.
(c) Index performance data is not available coincident with the Fund's inception and registration dates. Comparative performance is presented from the month end closest to the Fund's inception and registration dates. (d) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would, be lower due to higher fees.
(e) See page 10 for a description of the indexes. (f) The mountain chart is based on the Institutional Class minimum initial investment of $250,000. * Not annualized.
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the fund. Securities issued by U.S. Government sponsored agencies are not issued by, and may not be guaranteed by the U.S. Government.

FUND AND MANAGER REVIEW


LOOMIS SAYLES BOND FUND

PORTFOLIO REVIEW | Exposure to high yield bonds, international issues and convertible securities, along with positions in emerging markets and investment grade credit, helped the Fund's return surpass that of its benchmark, the Lehman Government/Credit Index, for the six-month period ended March 31, 2004.

Improved liquidity, better credit quality and investors' strong appetite for yield helped the Fund's high yield bonds post strong gains during the period. The Fund's international holdings continued to benefit from a weak U.S. dollar and good credit selections. Our position in convertible securities offered favorable high yield exposure to CCC-rated bonds. Nevertheless, as the period progressed, valuations turned rich, and we scaled back exposure in this sector. We still have faith in the asset class, and have been focusing more on specific issue selections.

In the investment grade corporate bond sector, our key strategy involved taking gains in securities that had improved in credit quality. We reduced exposure to BBB-rated credits and realized attractive gains. As we reduced exposure to the BBB-rated sector, we moved into higher-grade domestic credits and foreign issues. These bonds are shorter in duration (sensitivity to interest rate changes)--which we think may help the Fund's performance going into a potentially higher interest rate environment--and we believe they offer favorable currency exposure.

Our duration strategy during the six-month period had a slightly negative influence on performance. With the economy improving, we reduced the Fund's duration from 7.14 years at the beginning of the period to 5.77 years on March
31. This strategy was ineffective, because yields declined during the period. Nevertheless, we still believe job gains may spike higher and drag bond yields along with them. Such a scenario would justify a shorter duration.

OUTLOOK | Reducing market risk and maintaining over-weights in high-quality credit remain our central strategies for combating the risk of rising interest rates and capturing the cyclical improvement in credit quality. With credit trends improving last year, we are still opportunistically looking for upgrade candidates in the investment grade corporate and high yield sectors.
 KEY FUND FACTS

 OBJECTIVE | High total investment return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities, although it may invest up to 35% of assets in lower rated fixed income securities and up to 20% of its assets in preferred stock
 FUND INCEPTION DATE | 5/16/91
 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/16/91; Retail: 1/2/97;
 Admin: 1/2/98
 EXPENSE RATIO | Institutional: 0.75%; Retail: 1.00%; Admin: 1.25%
 TOTAL NET ASSETS | $2,608.2 million

[PHOTO]         [PHOTO]

Daniel Fuss Kathleen Gaffney
DANIEL FUSS KATHLEEN GAFFNEY

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                          SINCE
                                 6 MONTHS* 1 YEAR 5 YEARS 10 YEARS INCEPTION(a)
 ------------------------------------------------------------------------------
 LOOMIS SAYLES BOND FUND:
   INSTITUTIONAL                   9.26%   23.71%  10.11%  10.86%     11.79%
   RETAIL(c)                       9.14    23.46    9.85   10.59      11.52
   ADMIN(c)                        9.04    23.22    9.58   10.09      10.96
 LIPPER BBB RATED FUNDS INDEX(d)   4.29     9.71    6.73    7.16       7.80
 LEHMAN GOVERNMENT/
 CREDIT INDEX(d)                   3.05     6.15    7.56    7.65       8.02

 CUMULATIVE PERFORMANCE(e) INCEPTION TO MARCH 31, 2004(b)

                                    [CHART]

                                                               Lehman
                  Loomis Sayles      Lipper BBB Rated        Government/
                   Bond Fund           Funds Index          Credit Index
                  -------------      ----------------     -----------------
05/16/1991           $25,000             $25,000              $25,000
05/31/1991            24,900              25,000               25,000
06/30/1991            24,525              24,937               24,973
07/31/1991            25,125              25,209               25,286
08/31/1991            26,150              25,817               25,869
09/30/1991            26,200              26,378               26,409
10/31/1991            26,929              26,620               26,645
11/30/1991            26,649              26,834               26,911
12/31/1991            27,219              27,842               27,819
01/31/1992            27,644              27,504               27,406
02/29/1992            28,336              27,656               27,552
03/31/1992            28,123              27,563               27,401
04/30/1992            28,526              27,706               27,564
05/31/1992            29,367              28,269               28,099
06/30/1992            29,476              28,683               28,511
07/31/1992            30,432              29,472               29,240
08/31/1992            30,708              29,743               29,501
09/30/1992            30,874              30,103               29,904
10/31/1992            30,515              29,574               29,448
11/30/1992            30,826              29,609               29,424
12/31/1992            31,108              30,100               29,928
01/31/1993            32,189              30,757               30,579
02/28/1993            32,819              31,483               31,213
03/31/1993            33,480              31,678               31,319
04/30/1993            33,990              31,915               31,560
05/31/1993            34,538              31,991               31,543
06/30/1993            35,269              32,710               32,259
07/31/1993            36,126              33,015               32,465
08/31/1993            36,776              33,784               33,211
09/30/1993            36,838              33,882               33,326
10/31/1993            37,395              34,117               33,463
11/30/1993            37,552              33,724               33,085
12/31/1993            38,019              33,952               33,229
01/31/1994            39,524              34,540               33,729
02/28/1994            38,855              33,788               32,996
03/31/1994            37,450              32,825               32,189
04/30/1994            36,611              32,429               31,922
05/31/1994            36,475              32,346               31,863
06/30/1994            36,373              32,212               31,788
07/31/1994            36,926              32,763               32,424
08/31/1994            37,480              32,892               32,437
09/30/1994            37,030              32,438               31,946
10/31/1994            36,859              32,334               31,910
11/30/1994            36,367              32,248               31,853
12/31/1994            36,471              32,409               32,063
01/31/1995            37,233              32,932               32,679
02/28/1995            38,322              33,684               33,437
03/31/1995            39,156              33,949               33,661
04/30/1995            40,587              34,559               34,130
05/31/1995            42,764              36,050               35,561
06/30/1995            43,354              36,322               35,845
07/31/1995            43,232              36,237               35,707
08/31/1995            44,131              36,770               36,164
09/30/1995            45,217              37,201               36,531
10/31/1995            45,666              37,697               37,068
11/30/1995            47,035              38,315               37,678
12/31/1995            48,127              38,947               38,233
01/31/1996            49,106              39,262               38,471
02/29/1996            47,618              38,436               37,655
03/31/1996            47,657              38,153               37,338
04/30/1996            47,271              37,909               37,082
05/31/1996            47,789              37,883               37,020
06/30/1996            48,425              38,317               37,514
07/31/1996            48,400              38,412               37,602
08/31/1996            48,804              38,393               37,509
09/30/1996            50,321              39,162               38,176
10/31/1996            52,000              40,102               39,067
11/30/1996            54,024              40,996               39,786
12/31/1996            53,081              40,599               39,343
01/31/1997            53,038              40,728               39,389
02/28/1997            53,810              40,960               39,473
03/31/1997            52,952              40,328               39,003
04/30/1997            53,643              40,924               39,574
05/31/1997            54,822              41,392               39,943
06/30/1997            56,045              42,009               40,423
07/31/1997            58,929              43,462               41,659
08/31/1997            57,638              42,886               41,192
09/30/1997            59,507              43,641               41,839
10/31/1997            59,307              44,084               42,510
11/30/1997            59,623              44,299               42,733
12/31/1997            59,819              44,775               43,182
01/31/1998            60,565              45,346               43,790
02/28/1998            61,218              45,329               43,701
03/31/1998            62,104              45,560               43,836
04/30/1998            62,339              45,755               44,056
05/31/1998            62,339              46,146               44,530
06/30/1998            62,386              46,485               44,983
07/31/1998            61,721              46,448               45,019
08/31/1998            57,288              46,111               45,899
09/30/1998            59,264              47,061               47,211
10/31/1998            59,091              46,481               46,878
11/30/1998            62,703              47,340               47,157
12/31/1998            62,628              47,458               47,272
01/31/1999            63,781              47,871               47,608
02/28/1999            62,628              46,835               46,477
03/31/1999            64,882              47,357               46,707
04/30/1999            67,118              47,697               46,823
05/31/1999            65,568              47,053               46,340
06/30/1999            65,141              46,806               46,196
07/31/1999            64,153              46,570               46,068
08/31/1999            63,554              46,398               46,031
09/30/1999            63,772              46,796               46,446
10/31/1999            63,820              46,888               46,566
11/30/1999            64,432              47,002               46,540
12/31/1999            65,447              46,926               46,257
01/31/2000            65,334              46,788               46,244
02/29/2000            67,322              47,364               46,824
03/31/2000            68,231              47,800               47,501
04/30/2000            66,388              47,220               47,269
05/31/2000            65,462              46,861               47,226
06/30/2000            67,546              48,047               48,190
07/31/2000            67,835              48,253               48,701
08/31/2000            69,370              49,133               49,388
09/30/2000            68,071              49,273               49,574
10/31/2000            66,303              49,114               49,885
11/30/2000            66,002              49,569               50,738
12/31/2000            68,300              50,607               51,739
01/31/2001            70,276              51,831               52,607
02/28/2001            70,461              52,343               53,150
03/31/2001            68,601              52,310               53,394
04/30/2001            67,780              52,023               52,994
05/31/2001            68,664              52,493               53,299
06/30/2001            68,238              52,554               53,554
07/31/2001            69,334              53,746               54,889
08/31/2001            70,688              54,391               55,593
09/30/2001            68,278              53,926               56,105
10/31/2001            69,987              55,069               57,528
11/30/2001            70,578              54,713               56,584
12/31/2001            70,117              54,379               56,138
01/31/2002            70,654              54,676               56,551
02/28/2002            71,057              54,937               57,031
03/31/2002            71,013              54,217               55,874
04/30/2002            72,860              55,047               56,956
05/31/2002            74,228              55,482               57,482
06/30/2002            73,322              55,221               57,970
07/31/2002            71,160              54,944               58,669
08/31/2002            73,950              56,055               59,984
09/30/2002            73,409              56,560               61,274
10/31/2002            74,404              56,156               60,689
11/30/2002            76,820              56,966               60,725
12/31/2002            79,471              58,292               62,334
01/31/2003            81,857              58,678               62,332
02/28/2003            83,955              59,665               63,442
03/31/2003            84,890              59,768               63,359
04/30/2003            88,789              60,974               64,036
05/31/2003            93,129              62,571               65,856
06/30/2003            94,303              62,652               65,593
07/31/2003            90,719              60,517               62,843
08/31/2003            91,615              60,995               63,258
09/30/2003            96,124              62,873               65,261
10/31/2003            97,339              62,624               64,435
11/30/2003            99,617              63,054               64,606
12/31/2003           102,662              63,973               65,244
01/31/2004           103,664              64,555               65,836
02/29/2004           103,972              65,126               66,642
03/31/2004           105,022              65,573               67,253



Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Inception date of the Institutional, Retail and Admin Classes of shares are May 16,1991, December 31, 1996 and January 2, 1998, respectively. (b) The mountain chart is based on the initial investment minimum of $25,000 for the Institutional Class. (c) Performance shown for periods prior to the inception date of the Retail Class and the Admin Class represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares. (d) See page 10 for a description of the indexes. Index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date. (e) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would be lower, due to higher fees. * Not annualized.
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the fund. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Securities issued by U.S. Government sponsored agencies are not issued, and may not be guaranteed by the U.S. Government.

FUND AND MANAGER REVIEW


LOOMIS SAYLES CORE PLUS FIXED INCOME FUND

PORTFOLIO REVIEW | The Fund outperformed its benchmark, the Lehman Aggregate Bond Index, for the six-month period ended March 31, 2004, primarily due to the Fund's sector weightings. We significantly over-weighted high yield and non-dollar securities, which were top performers during the period, and under-weighted Treasuries and agency securities, which posted the lowest relative performance.

Furthermore, although the Fund's duration (sensitivity to interest rate changes) and yield curve positioning ended the period close to neutral relative to the benchmark, the Fund's yield surpassed that of the benchmark. Early in the period our duration was slightly longer than that of the index, which helped the Fund's relative performance in the declining rate environment. In addition, we maintained a bias toward medium- and lower-grade securities, because we believed they offered good value. This also helped the Fund outperform the benchmark.

OUTLOOK | Looking ahead, we do not expect the bond market to offer as much price appreciation as it has recently, because we believe the market has already realized much of the value in the current environment. In addition, the economic recovery eventually may push the Federal Reserve into tightening mode, pushing yields up and prices down. Therefore, we think generating an attractive yield will be a key component to success in the upcoming climate. Throughout the next several months we plan to execute trading strategies designed to build as much yield as possible into the Fund.

 KEY FUND FACTS

 OBJECTIVE | High total return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities, although it may invest up to 25% of its assets in lower-rated fixed income securities

 FUND INCEPTION DATE | 6/18/01

 EXPENSE RATIO | 0.45%

 TOTAL NET ASSETS | $1.5 million

 [PHOTO]     [PHOTO]

John Hyll Peter Palfrey
JOHN HYLL PETER PALFREY

    [PHOTO]       [PHOTO]

Rick Raczkowski Craig Smith
RICK RACZKOWSKI CRAIG SMITH

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                        SINCE
                                                6 MONTHS* 1 YEAR INCEPTION(a)
  ---------------------------------------------------------------------------
  LOOMIS SAYLES CORE PLUS FIXED INCOME FUND       4.54%    8.56%     5.83%
  LIPPER INTERMEDIATE INVESTMENT GRADE INDEX(b)   3.09     6.19      7.58
  LEHMAN AGGREGATE BOND INDEX(b)                  2.98     5.40      7.92

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)

                                    [CHART]

              Loomis Sayles Core       Lipper Intermediate     Lehman Aggregate
             Plus Fixed Income Fund   Investment Grade Index      Bond Index
             ----------------------   ----------------------   ----------------
06/18/2001          $1,000,000               $1,000,000            $1,000,000
06/30/2001             993,000                1,000,000             1,000,000
07/31/2001           1,020,000                1,024,259             1,022,357
08/31/2001           1,032,000                1,035,538             1,034,065
09/30/2001           1,030,000                1,043,509             1,046,114
10/31/2001           1,048,000                1,064,780             1,068,005
11/30/2001           1,046,000                1,051,409             1,053,280
12/31/2001           1,030,431                1,044,651             1,046,591
01/31/2002           1,032,523                1,052,189             1,055,064
02/28/2002           1,028,354                1,062,359             1,065,288
03/31/2002           1,020,983                1,043,925             1,047,566
04/30/2002           1,031,536                1,062,756             1,067,881
05/31/2002           1,039,005                1,071,479             1,076,954
06/30/2002           1,014,345                1,070,788             1,086,266
07/31/2002           1,001,430                1,075,040             1,099,374
08/31/2002           1,024,138                1,095,758             1,117,936
09/30/2002           1,028,483                1,107,714             1,136,041
10/31/2002           1,013,280                1,103,466             1,130,867
11/30/2002           1,030,820                1,108,712             1,130,566
12/31/2002           1,053,615                1,131,274             1,153,919
01/31/2003           1,059,208                1,134,811             1,154,904
02/28/2003           1,077,272                1,150,993             1,170,884
03/31/2003           1,078,453                1,151,107             1,169,982
04/30/2003           1,093,282                1,164,561             1,179,636
05/31/2003           1,116,178                1,186,280             1,201,630
06/30/2003           1,118,456                1,185,992             1,199,245
07/31/2003           1,076,701                1,146,003             1,158,928
08/31/2003           1,086,034                1,154,722             1,166,622
09/30/2003           1,119,973                1,185,769             1,197,503
10/31/2003           1,114,085                1,177,399             1,186,335
11/30/2003           1,121,155                1,180,508             1,189,176
12/31/2003           1,139,326                1,192,515             1,201,278
01/31/2004           1,149,364                1,201,997             1,210,942
02/29/2004           1,160,641                1,213,672             1,224,050
03/31/2004           1,170,775                1,222,416             1,233,217


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date. (b) See page 10 for a description of the indexes.
(c) The mountain chart is based on the Fund's minimum initial investment of $1,000,000. * Not annualized.
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the fund. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Securities issued by U.S. Government sponsored agencies are not issued, and may not be guaranteed by the U.S. Government.

FUND AND MANAGER REVIEW


LOOMIS SAYLES FIXED INCOME FUND

PORTFOLIO REVIEW | The Fund significantly outperformed its benchmark, the Lehman Government/Credit Index, for the six months ended March 31, 2004, primarily due to the Fund's broad diversification. For example, more than half of the benchmark consists of Treasury and agency securities, and those areas were not the best places to be invested during the fourth quarter of 2003. Instead, out-of-benchmark sectors, including high yield, foreign-denominated bonds, emerging markets and convertibles, flourished. Having significant exposure to these sectors helped the Fund's return surpass that of the benchmark.

Improved liquidity, better credit quality and investors' strong appetite for yield helped the Fund's high yield bonds post strong gains during the period. The Fund's international holdings continued to benefit from a weak U.S. dollar and good credit selections. Our position in convertible securities offered favorable high yield exposure to CCC-rated bonds. As the period progressed, valuations turned rich, and we scaled back exposure in this sector. We still have faith in the asset class and have been focusing more on specific issue selections.

A key strategy was taking gains in securities that had improved in credit quality. We reduced exposure to BBB-rated credits and realized attractive gains. As we reduced exposure to the BBB-rated sector, we moved into AAA-rated debt, notably Singapore dollar-denominated securities.

Our duration strategy during the six-month period had a slightly negative influence on performance. With the economy improving, we reduced the Fund's duration from 7.15 years at the beginning of the period to 6.53 years on March 31. This strategy was ineffective, because yields declined during the period. Nevertheless, we still believe job gains may spike higher and drag bond yields along with them. Such a scenario would justify a shorter duration.

OUTLOOK | Reducing market risk and maintaining over-weights in credit remain our central strategies for combating the risk of rising interest rates and capturing the cyclical improvement in credit quality. With credit trends improving last year, we are still opportunistically looking for upgrade candidates in the investment-grade corporate and high yield sectors.

 KEY FUND FACTS
 OBJECTIVE | High total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests primarily in fixed income securities, may invest up to 35% of its assets in lower rated fixed income securities and up to 20% of its assets in preferred stocks
 FUND INCEPTION DATE | 1/17/95
 FUND REGISTRATION DATE | 3/7/97
 EXPENSE RATIO | 0.65%
 TOTAL NET ASSETS | $422.4 million

  [PHOTO]

Daniel Fuss
DANIEL FUSS


 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                   SINCE        SINCE
                                6 MONTHS* 1 YEAR 5 YEARS REGISTRATION(a) INCEPTION(a)
-------------------------------------------------------------------------------------
LOOMIS SAYLES
FIXED INCOME FUND                 9.16%   25.14%  10.23%      9.84%         11.65%
LIPPER BBB RATED FUNDS INDEX(b)   4.29     9.71    6.73       6.87           7.80
LEHMAN GOVERNMENT/
CREDIT INDEX(b)                   3.05     6.15    7.56       7.81           8.19

 CUMULATIVE PERFORMANCE REGISTRATION TO MARCH 31, 2004(c)
                                    [CHART]

              Loomis Sayles Fixed    Lipper BBB Rated         Lehman
                  Income Fund           Funds Index    Government/Credit Index
              -------------------    ----------------    -----------------
03/07/1997         $3,000,000            $3,000,000           $3,000,000
03/31/1997          2,973,000             2,953,678            2,964,347
04/30/1997          3,004,810             2,997,311            3,007,699
05/31/1997          3,078,217             3,031,640            3,035,766
06/30/1997          3,144,284             3,076,838            3,072,204
07/31/1997          3,287,715             3,183,224            3,166,196
08/31/1997          3,222,908             3,141,058            3,130,654
09/30/1997          3,317,626             3,196,312            3,179,874
10/31/1997          3,325,104             3,228,775            3,230,813
11/30/1997          3,350,030             3,244,554            3,247,817
12/31/1997          3,351,865             3,279,365            3,281,901
01/31/1998          3,391,800             3,321,218            3,328,168
02/28/1998          3,421,085             3,320,000            3,321,403
03/31/1998          3,471,669             3,336,851            3,331,643
04/30/1998          3,484,981             3,351,142            3,348,386
05/31/1998          3,487,643             3,379,801            3,384,376
06/30/1998          3,490,306             3,404,600            3,418,796
07/31/1998          3,460,085             3,401,952            3,421,524
08/31/1998          3,224,595             3,377,229            3,488,383
09/30/1998          3,336,988             3,446,853            3,588,130
10/31/1998          3,302,200             3,404,340            3,562,792
11/30/1998          3,478,817             3,467,282            3,584,019
12/31/1998          3,475,914             3,475,903            3,592,802
01/31/1999          3,534,333             3,506,149            3,618,327
02/28/1999          3,464,230             3,430,289            3,532,333
03/31/1999          3,578,147             3,468,512            3,549,861
04/30/1999          3,689,142             3,493,388            3,558,681
05/31/1999          3,607,356             3,446,257            3,521,944
06/30/1999          3,586,909             3,428,157            3,510,956
07/31/1999          3,534,333             3,410,857            3,501,240
08/31/1999          3,505,123             3,398,236            3,498,437
09/30/1999          3,531,412             3,427,440            3,529,979
10/31/1999          3,540,174             3,434,173            3,539,135
11/30/1999          3,563,542             3,442,484            3,537,154
12/31/1999          3,606,315             3,436,926            3,515,628
01/31/2000          3,593,793             3,426,846            3,514,656
02/29/2000          3,703,360             3,468,999            3,558,718
03/31/2000          3,744,056             3,500,964            3,610,143
04/30/2000          3,643,880             3,458,490            3,592,540
05/31/2000          3,587,532             3,432,181            3,589,289
06/30/2000          3,700,229             3,519,026            3,662,576
07/31/2000          3,719,012             3,534,106            3,701,369
08/31/2000          3,794,144             3,598,576            3,753,616
09/30/2000          3,740,925             3,608,822            3,767,742
10/31/2000          3,647,011             3,597,158            3,791,362
11/30/2000          3,628,228             3,630,502            3,856,203
12/31/2000          3,744,764             3,706,526            3,932,293
01/31/2001          3,880,199             3,796,186            3,998,256
02/28/2001          3,886,971             3,833,677            4,039,515
03/31/2001          3,795,552             3,831,290            4,058,052
04/30/2001          3,751,536             3,810,278            4,027,631
05/31/2001          3,819,253             3,844,647            4,050,802
06/30/2001          3,802,324             3,849,140            4,070,235
07/31/2001          3,876,813             3,936,445            4,171,664
08/31/2001          3,947,916             3,983,648            4,225,219
09/30/2001          3,802,324             3,949,606            4,264,086
10/31/2001          3,903,900             4,033,352            4,372,280
11/30/2001          3,951,302             4,007,245            4,300,525
12/31/2001          3,920,736             3,982,774            4,266,628
01/31/2002          3,946,677             4,004,551            4,297,983
02/28/2002          3,961,500             4,023,698            4,334,459
03/31/2002          3,976,323             3,970,945            4,246,521
04/30/2002          4,091,203             4,031,699            4,328,778
05/31/2002          4,146,790             4,063,576            4,368,729
06/30/2002          4,083,791             4,044,471            4,405,877
07/31/2002          3,972,617             4,024,217            4,458,946
08/31/2002          4,117,143             4,105,564            4,558,918
09/30/2002          4,057,851             4,142,537            4,656,983
10/31/2002          4,087,497             4,112,979            4,612,473
11/30/2002          4,235,729             4,172,245            4,615,201
12/31/2002          4,372,299             4,269,378            4,737,483
01/31/2003          4,493,192             4,297,661            4,737,334
02/28/2003          4,606,025             4,369,988            4,821,721
03/31/2003          4,654,383             4,377,472            4,815,442
04/30/2003          4,904,228             4,465,808            4,866,904
05/31/2003          5,170,193             4,582,770            5,005,220
06/30/2003          5,238,699             4,588,720            4,985,188
07/31/2003          5,029,151             4,432,351            4,776,201
08/31/2003          5,085,568             4,467,340            4,807,706
09/30/2003          5,335,563             4,604,916            4,959,999
10/31/2003          5,387,800             4,586,679            4,897,214
11/30/2003          5,520,783             4,618,189            4,910,219
12/31/2003          5,690,714             4,685,504            4,958,654
01/31/2004          5,738,136             4,728,143            5,003,688
02/29/2004          5,764,003             4,769,917            5,064,904
03/31/2004          5,824,522             4,802,695            5,111,395


 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)
                                    [CHART]

               Loomis Sayles Fixed    Lipper BBB Rated          Lehman
                  Income Fund            Funds Index    Government/Credit Index
               -------------------    ----------------     -----------------
01/17/1995          $3,000,000            $3,000,000           $3,000,000
01/31/1995           3,027,000             3,000,000            3,000,000
02/28/1995           3,096,000             3,068,543            3,069,564
03/31/1995           3,150,000             3,092,644            3,090,149
04/30/1995           3,243,000             3,148,254            3,133,259
05/31/1995           3,414,000             3,284,046            3,264,577
06/30/1995           3,465,000             3,308,853            3,290,669
07/31/1995           3,462,000             3,301,093            3,277,984
08/31/1995           3,531,000             3,349,649            3,319,921
09/30/1995           3,630,000             3,388,917            3,353,642
10/31/1995           3,642,000             3,434,063            3,402,892
11/30/1995           3,732,000             3,490,379            3,458,913
12/31/1995           3,806,832             3,547,988            3,509,879
01/31/1996           3,898,601             3,576,674            3,531,727
02/29/1996           3,787,845             3,501,430            3,456,792
03/31/1996           3,768,859             3,475,600            3,427,765
04/30/1996           3,734,050             3,453,413            3,404,246
05/31/1996           3,768,859             3,451,048            3,398,513
06/30/1996           3,816,325             3,490,593            3,443,881
07/31/1996           3,809,996             3,499,241            3,451,916
08/31/1996           3,860,628             3,497,505            3,443,430
09/30/1996           3,980,730             3,567,498            3,504,642
10/31/1996           4,107,707             3,653,128            3,586,439
11/30/1996           4,263,254             3,734,576            3,652,482
12/31/1996           4,195,748             3,698,449            3,611,764
01/31/1997           4,209,642             3,710,200            3,616,053
02/28/1997           4,268,688             3,731,364            3,623,682
03/31/1997           4,220,061             3,673,749            3,580,616
04/30/1997           4,265,214             3,728,019            3,632,981
05/31/1997           4,369,413             3,770,718            3,666,882
06/30/1997           4,463,193             3,826,934            3,710,896
07/31/1997           4,666,788             3,959,255            3,824,428
08/31/1997           4,574,797             3,906,810            3,781,498
09/30/1997           4,709,246             3,975,534            3,840,950
10/31/1997           4,719,860             4,015,911            3,902,478
11/30/1997           4,755,241             4,035,537            3,923,018
12/31/1997           4,757,846             4,078,834            3,964,187
01/31/1998           4,814,532             4,130,891            4,020,073
02/28/1998           4,856,102             4,129,376            4,011,902
03/31/1998           4,927,904             4,150,335            4,024,271
04/30/1998           4,946,799             4,168,110            4,044,495
05/31/1998           4,950,578             4,203,756            4,087,967
06/30/1998           4,954,357             4,234,601            4,129,542
07/31/1998           4,911,460             4,231,308            4,132,838
08/31/1998           4,577,192             4,200,557            4,213,597
09/30/1998           4,736,729             4,287,155            4,334,081
10/31/1998           4,687,348             4,234,277            4,303,474
11/30/1998           4,938,049             4,312,564            4,329,115
12/31/1998           4,933,929             4,323,287            4,339,723
01/31/1999           5,016,852             4,360,906            4,370,555
02/28/1999           4,917,344             4,266,552            4,266,684
03/31/1999           5,079,044             4,314,095            4,287,855
04/30/1999           5,236,598             4,345,035            4,298,509
05/31/1999           5,120,506             4,286,414            4,254,134
06/30/1999           5,091,483             4,263,900            4,240,863
07/31/1999           5,016,852             4,242,383            4,229,126
08/31/1999           4,975,390             4,226,685            4,225,740
09/30/1999           5,012,706             4,263,008            4,263,840
10/31/1999           5,025,144             4,271,382            4,274,900
11/30/1999           5,058,313             4,281,720            4,272,508
12/31/1999           5,119,028             4,274,806            4,246,506
01/31/2000           5,101,253             4,262,269            4,245,332
02/29/2000           5,256,779             4,314,699            4,298,555
03/31/2000           5,314,546             4,354,457            4,360,670
04/30/2000           5,172,351             4,301,627            4,339,408
05/31/2000           5,092,366             4,268,904            4,335,481
06/30/2000           5,252,336             4,376,922            4,424,004
07/31/2000           5,278,997             4,395,678            4,470,862
08/31/2000           5,385,644             4,475,865            4,533,970
09/30/2000           5,310,102             4,488,608            4,551,034
10/31/2000           5,176,794             4,474,101            4,579,563
11/30/2000           5,150,133             4,515,574            4,657,885
12/31/2000           5,315,552             4,610,131            4,749,794
01/31/2001           5,507,796             4,721,649            4,829,469
02/28/2001           5,517,408             4,768,280            4,879,306
03/31/2001           5,387,643             4,765,312            4,901,696
04/30/2001           5,325,164             4,739,177            4,864,951
05/31/2001           5,421,286             4,781,924            4,892,939
06/30/2001           5,397,256             4,787,513            4,916,413
07/31/2001           5,502,990             4,896,102            5,038,928
08/31/2001           5,603,918             4,954,812            5,103,617
09/30/2001           5,397,256             4,912,471            5,150,564
10/31/2001           5,541,439             5,016,634            5,281,250
11/30/2001           5,608,724             4,984,162            5,194,578
12/31/2001           5,565,337             4,953,725            5,153,634
01/31/2002           5,602,159             4,980,811            5,191,508
02/28/2002           5,623,200             5,004,626            5,235,566
03/31/2002           5,644,240             4,939,012            5,129,347
04/30/2002           5,807,308             5,014,577            5,228,705
05/31/2002           5,886,212             5,054,226            5,276,962
06/30/2002           5,796,788             5,030,464            5,321,833
07/31/2002           5,638,980             5,005,272            5,385,934
08/31/2002           5,844,130             5,106,450            5,506,689
09/30/2002           5,759,966             5,152,437            5,625,142
10/31/2002           5,802,048             5,115,672            5,571,378
11/30/2002           6,012,457             5,189,387            5,574,673
12/31/2002           6,206,313             5,310,199            5,722,378
01/31/2003           6,377,916             5,345,378            5,722,197
02/28/2003           6,538,079             5,435,337            5,824,128
03/31/2003           6,606,720             5,444,646            5,816,544
04/30/2003           6,961,367             5,554,517            5,878,704
05/31/2003           7,338,894             5,699,993            6,045,775
06/30/2003           7,436,136             5,707,393            6,021,579
07/31/2003           7,138,690             5,512,903            5,769,145
08/31/2003           7,218,772             5,556,422            5,807,199
09/30/2003           7,573,418             5,727,537            5,991,153
10/31/2003           7,647,779             5,704,854            5,915,314
11/30/2003           7,836,543             5,744,045            5,931,024
12/31/2003           8,077,754             5,827,772            5,989,528
01/31/2004           8,145,068             5,880,805            6,043,924
02/29/2004           8,181,785             5,932,764            6,117,866
03/31/2004           8,267,459             5,973,533            6,174,023

Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the fund. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Securities issued by U.S. Government sponsored agencies are not issued, and may not be guaranteed by the U.S. Government.

FUND AND MANAGER REVIEW


LOOMIS SAYLES GLOBAL BOND FUND

PORTFOLIO REVIEW | The Fund outperformed its benchmark, the Lehman Global Aggregate Index, during the six-month period ended March 31, 2004, primarily due to a combination of currency market selection and out-performance of corporate and emerging market securities. The Fund was under-weighted in the U.S. dollar and over-weighted in the outperforming Australian dollar, U.K. sterling, euro, Norwegian krone and Danish krone. However, we maintained an under-weighted position in the Japanese yen, which was a negative influence on relative performance, because the yen performed strongly during the period.

Out-performance among the Fund's dollar-pay corporate and emerging market bonds also boosted the Fund's return. Although the U.S. dollar underperformed other currencies, the dollar segment of the Fund was well ahead of that of the Index.

Our overall strategy as the period unfolded gradually became more cautious, and we sought to reduce risk. For example, we reduced the Fund's duration (sensitivity to interest rate changes) from 5.45 years to 4.36 years, reflecting our expectation for higher interest rates. We also increased the Fund's overall quality rating by scaling back the Fund's corporate exposure. We also worked toward moving the Fund's currency composition closer to that of the benchmark. As such, we increased the Fund's exposure to the yen, the Singapore dollar and the UK sterling. We funded these additions by reducing our positions in the Australian and Canadian dollars, Scandinavian currencies and the euro.

OUTLOOK | We expect a slow motion bond bear market in the U.S. In turn, any bear market in U.S. Treasuries may be "echoed" in non-dollar markets. We also believe several markets may generate relative out-performance, including Canada, where policymakers recently reduced interest rates; Australia, New Zealand and the United Kingdom, where the monetary policy authorities have been tightening; and euro nations, where there is little evidence that inflation may be bottoming.

 KEY FUND FACTS

 OBJECTIVE | High total investment return through a combination of high current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities worldwide, although it may invest up to 20% of assets in lower rated fixed income securities

 FUND INCEPTION DATE | 5/10/91

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/10/91; Retail: 1/2/97

 EXPENSE RATIO | Institutional: 0.82%; Retail: 1.07%

 TOTAL NET ASSETS | $488.5 million

  [PHOTO]      [PHOTO]

Ken Buntrock David Rolley
KEN BUNTROCK DAVID ROLLEY

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                       SINCE
                              6 MONTHS* 1 YEAR 5 YEARS 10 YEARS INCEPTION(a)
   -------------------------------------------------------------------------
   LOOMIS SAYLES GLOBAL BOND FUND:
     INSTITUTIONAL              7.72%   17.91%  9.31%    9.50%      9.51%
     RETAIL(b)                  7.66    17.75   9.06     9.31       9.36
   LIPPER GLOBAL INCOME FUNDS
   INDEX(c)                     5.78    12.04   6.37     6.48       6.79
   LEHMAN GLOBAL AGGREGATE
   INDEX(c)                     6.12    11.77   6.55     7.17       7.83

 CUMULATIVE PERFORMANCE(d) INCEPTION TO MARCH 31, 2004(e)

                                    [CHART]

               Loomis         Lipper            Lehman
            Sayles Global  Global Income    Global Aggregate
             Bond Fund      Funds Index        Bond Index
            -------------  --------------   ----------------
05/10/1991     $250,000       $250,000          $250,000
05/31/1991      250,000        251,066           250,774
06/30/1991      239,000        246,761           248,717
07/31/1991      246,500        250,533           253,408
08/31/1991      250,000        254,203           258,608
09/30/1991      263,250        262,445           267,105
10/31/1991      264,522        265,274           270,291
11/30/1991      270,551        265,561           273,610
12/31/1991      292,182        274,664           285,582
01/31/1992      281,656        270,112           281,156
02/29/1992      279,345        271,363           281,156
03/31/1992      277,804        269,907           278,744
04/30/1992      280,366        271,958           280,558
05/31/1992      290,088        277,657           288,502
06/30/1992      301,124        281,819           295,074
07/31/1992      308,778        286,678           301,137
08/31/1992      305,556        288,523           307,532
09/30/1992      296,159        285,099           308,617
10/31/1992      299,887        284,669           301,691
11/30/1992      293,296        281,798           298,836
12/31/1992      294,648        284,341           302,133
01/31/1993      295,219        288,134           307,333
02/28/1993      301,500        294,756           312,179
03/31/1993      308,923        297,769           315,565
04/30/1993      318,372        301,398           320,101
05/31/1993      320,394        304,699           322,269
06/30/1993      309,705        308,615           323,929
07/31/1993      306,224        312,203           324,040
08/31/1993      322,493        319,686           332,293
09/30/1993      329,757        319,460           335,170
10/31/1993      335,557        323,766           335,502
11/30/1993      332,348        321,654           332,515
12/31/1993      337,705        328,768           335,612
01/31/1994      344,117        332,807           339,595
02/28/1994      334,041        321,613           335,325
03/31/1994      325,186        311,608           331,253
04/30/1994      323,057        309,189           330,457
05/31/1994      315,940        306,954           328,598
06/30/1994      304,800        304,330           330,811
07/31/1994      306,702        306,790           335,612
08/31/1994      305,446        306,852           335,214
09/30/1994      303,876        307,672           334,683
10/31/1994      304,818        310,665           338,201
11/30/1994      308,585        309,312           334,816
12/31/1994      308,271        305,089           336,387
01/31/1995      306,388        305,519           343,424
02/28/1995      305,760        309,804           351,898
03/31/1995      299,167        317,841           363,670
04/30/1995      312,666        325,509           369,357
05/31/1995      331,501        336,272           380,731
06/30/1995      327,734        336,006           383,342
07/31/1995      336,524        338,548           385,134
08/31/1995      347,511        337,318           380,443
09/30/1995      354,418        342,956           387,502
10/31/1995      358,499        346,113           392,127
11/30/1995      373,567        352,038           396,796
12/31/1995      381,972        359,234           402,527
01/31/1996      391,026        363,437           400,978
02/29/1996      382,978        357,081           397,327
03/31/1996      384,990        357,370           396,110
04/30/1996      392,368        360,428           394,273
05/31/1996      394,715        361,462           394,649
06/30/1996      403,770        364,980           399,296
07/31/1996      403,099        368,718           404,496
08/31/1996      407,459        372,074           405,293
09/30/1996      419,807        379,145           409,718
10/31/1996      429,923        386,822           418,680
11/30/1996      443,410        396,235           425,230
12/31/1996      439,345        395,240           422,287
01/31/1997      434,009        391,862           415,472
02/28/1997      441,124        392,152           413,524
03/31/1997      437,211        387,279           409,652
04/30/1997      435,076        388,396           410,581
05/31/1997      445,037        393,965           417,861
06/30/1997      454,998        398,752           422,376
07/31/1997      459,979        402,103           424,323
08/31/1997      454,642        400,058           423,349
09/30/1997      463,892        408,578           431,935
10/31/1997      457,488        408,160           439,790
11/30/1997      456,065        408,188           437,400
12/31/1997      449,483        409,529           438,263
01/31/1998      459,361        412,561           442,423
02/28/1998      468,100        416,102           444,857
03/31/1998      462,781        417,855           443,707
04/30/1998      468,860        421,175           449,217
05/31/1998      467,340        420,675           452,359
06/30/1998      457,842        419,410           453,222
07/31/1998      462,021        421,237           455,899
08/31/1998      434,665        406,117           465,458
09/30/1998      453,282        422,772           487,498
10/31/1998      479,119        426,377           493,738
11/30/1998      498,876        430,879           490,750
12/31/1998      497,079        435,448           498,340
01/31/1999      506,938        436,374           496,371
02/28/1999      499,955        425,180           481,612
03/31/1999      516,387        428,577           482,253
04/30/1999      536,517        432,467           481,767
05/31/1999      523,371        423,828           474,752
06/30/1999      517,619        419,835           467,870
07/31/1999      520,084        421,319           475,062
08/31/1999      513,922        420,446           474,309
09/30/1999      517,619        424,241           480,151
10/31/1999      515,565        423,671           479,421
11/30/1999      511,913        421,485           474,177
12/31/1999      516,070        423,495           472,561
01/31/2000      503,022        416,554           464,485
02/29/2000      505,721        420,018           463,622
03/31/2000      511,571        425,040           472,893
04/30/2000      493,573        416,976           461,343
05/31/2000      494,923        416,803           463,467
06/30/2000      507,971        425,915           475,217
07/31/2000      502,572        424,616           470,481
08/31/2000      497,173        424,368           468,401
09/30/2000      491,774        423,763           469,729
10/31/2000      476,476        419,545           465,923
11/30/2000      485,152        425,645           473,933
12/31/2000      514,330        441,175           487,564
01/31/2001      522,456        445,650           489,910
02/28/2001      521,978        444,968           490,728
03/31/2001      509,550        439,889           480,660
04/30/2001      508,116        437,773           480,085
05/31/2001      499,512        438,319           480,992
06/30/2001      505,726        438,514           477,607
07/31/2001      517,198        445,166           488,560
08/31/2001      540,142        454,635           503,275
09/30/2001      529,626        452,898           507,169
10/31/2001      543,488        461,907           511,750
11/30/2001      547,312        456,941           505,797
12/31/2001      540,620        452,193           495,242
01/31/2002      535,840        451,313           490,795
02/28/2002      542,054        453,038           494,092
03/31/2002      543,488        450,254           491,171
04/30/2002      562,608        459,768           505,709
05/31/2002      577,427        466,122           517,038
06/30/2002      593,679        473,334           535,050
07/31/2002      586,509        472,742           539,852
08/31/2002      599,415        480,889           548,659
09/30/2002      606,107        485,188           554,722
10/31/2002      606,585        484,526           553,151
11/30/2002      619,013        487,318           554,589
12/31/2002      650,882        505,008           577,071
01/31/2003      668,920        511,351           583,555
02/28/2003      679,442        519,208           591,100
03/31/2003      683,451        521,022           592,583
04/30/2003      703,994        530,643           600,195
05/31/2003      742,576        550,233           621,526
06/30/2003      736,563        546,477           614,777
07/31/2003      708,504        530,437           596,875
08/31/2003      703,994        529,478           595,504
09/30/2003      748,088        551,861           624,115
10/31/2003      742,576        548,563           620,641
11/30/2003      759,612        554,250           628,739
12/31/2003      789,187        571,725           649,274
01/31/2004      791,272        574,490           651,686
02/29/2004      800,134        577,152           655,049
03/31/2004      805,868        583,736           662,307

Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date. (b) Performance shown for periods prior to the inception date of the Retail Class (12/31/96) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares. (c) See page 10 for a description of the indexes. (d) Performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would be lower due to higher fees.
(e) The mountain chart is based on the Institutional Class minimum initial investment of $250,000. * Not annualized.
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of these securities and that of the fund. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Securities issued by U.S. Government sponsored agencies are not issued, and may not be guaranteed by the U.S. Government.

FUND AND MANAGER REVIEW

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

PORTFOLIO REVIEW | The Fund outperformed its benchmark, the Lehman High Yield Index, for the six-month period ended March 31, 2004. The Lehman High Yield Index replaced the Merrill Lynch U.S. High Yield Master CPO Index as the Fund's comparative index because we believe it is more representative of the types of bonds in which the Fund can invest. Outperformance was due to the Fund's strong security selections within the high yield sector combined with solid performance of its convertibles and emerging market sectors. These three sectors represented the fixed income market's best-performing areas for the period.

Reducing market risk and maintaining over-weights in credit sectors remained our key strategies for protecting the Fund from a potential rising-rate environment and to capture cyclical improvements in credit quality.

From a cyclical perspective, we are focused on the lower rungs of the credit qualities available. Longer term, we are focused on positioning the Fund for a likely rising interest rate environment. We are searching for upgrade candidates (three to five years from now) whose improving credit-quality potential may help offset the price declines associated with rising yields. Our recent strategy of purchasing credits on the way down and holding them until their quality ratings rebound may be too risky in a climate of rising interest rates.

OUTLOOK | The bond market's reaction to the March spike in employment was swift and steep, with the 10-year Treasury yield increasing a quarter of a percentage point on news of the month's jobs growth. The coming months may bring further--albeit more moderate--job gains that will increasingly put pressure on yields and the Federal Reserve. We believe the current low rate of inflation gives the Federal Reserve breathing room to wait until after the November election to hike rates.

We will continue to focus on selecting securities--particularly in the high yield sector--poised to benefit from improving credit-quality trends. We believe the high yield segment may offer some of the best fixed income returns in 2004, primarily due to their income advantages and potential for cyclical gains.

 KEY FUND FACTS
 OBJECTIVE | High total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests in primarily lower rated fixed income securities and other securities that are expected to produce a relatively high level of income (including income producing preferred and common stocks)
 FUND INCEPTION DATE | 6/5/96
 FUND REGISTRATION DATE | 3/7/97
 EXPENSE RATIO | 0.75%
 TOTAL NET ASSETS | $93.9 million

[PHOTO]

Daniel Fuss
DANIEL FUSS

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                        SINCE        SINCE
                                     6 MONTHS* 1 YEAR 5 YEARS REGISTRATION(a) INCEPTION(a)
------------------------------------------------------------------------------------------
LOOMIS SAYLES INSTITUTIONAL
HIGH INCOME FUND                       14.16%  37.67%  9.30%       7.44%          7.61%
LIPPER HIGH YIELD BOND
FUNDS INDEX(b)                          7.89   21.15   2.64        3.71           4.78
MERRILL LYNCH U.S. HIGH YIELD MASTER
CPO INDEX(b)                            8.21   21.67   5.71        6.16           6.97
LEHMAN HIGH YIELD INDEX                 8.39   22.66   5.33        5.68           6.57

 CUMULATIVE PERFORMANCE REGISTRATION TO MARCH 31, 2004(c)
                                    [CHART]

                Loomis Sayles                               Merrill Lynch           Lehman
                Institutional     Lipper High Yield        U.S. High Yield        High Yield
              High Income Fund     Bond Funds Index        Master CPO Index          Index
              ----------------     ----------------        ----------------     --------------
03/07/1997      $3,000,000             $3,000,000              $3,000,000        $3,000,000
03/31/1997       2,961,300              2,935,019               2,966,681         2,956,675
04/30/1997       2,999,952              2,960,015               3,000,446         2,985,600
05/31/1997       3,089,147              3,038,341               3,060,914         3,051,777
06/30/1997       3,148,611              3,090,391               3,107,516         3,094,100
07/31/1997       3,306,190              3,172,824               3,182,090         3,179,060
08/31/1997       3,303,217              3,180,038               3,176,523         3,171,860
09/30/1997       3,404,306              3,257,060               3,229,138         3,234,719
10/31/1997       3,303,217              3,244,290               3,250,568         3,237,599
11/30/1997       3,318,083              3,267,845               3,281,334         3,268,527
12/31/1997       3,287,773              3,306,367               3,312,470         3,297,202
01/31/1998       3,333,619              3,370,604               3,361,804         3,356,554
02/28/1998       3,399,112              3,402,372               3,375,677         3,376,213
03/31/1998       3,507,176              3,451,685               3,404,768         3,407,893
04/30/1998       3,497,352              3,462,458               3,420,940         3,421,354
05/31/1998       3,402,387              3,458,631               3,444,759         3,433,249
06/30/1998       3,323,795              3,464,701               3,461,817         3,445,583
07/31/1998       3,283,317              3,488,336               3,481,559         3,465,180
08/31/1998       2,784,543              3,222,514               3,331,327         3,273,974
09/30/1998       2,777,937              3,203,193               3,337,971         3,288,812
10/31/1998       2,774,634              3,130,474               3,283,132         3,221,383
11/30/1998       3,042,188              3,314,300               3,432,665         3,355,052
12/31/1998       2,996,069              3,303,951               3,433,804         3,358,746
01/31/1999       3,069,426              3,363,790               3,467,755         3,408,645
02/28/1999       3,050,122              3,350,254               3,441,307         3,388,547
03/31/1999       3,192,975              3,409,321               3,470,961         3,420,853
04/30/1999       3,393,743              3,497,486               3,525,250         3,487,155
05/31/1999       3,297,220              3,431,058               3,500,800         3,439,949
06/30/1999       3,347,412              3,431,561               3,494,230         3,432,623
07/31/1999       3,320,385              3,432,623               3,499,379         3,446,397
08/31/1999       3,250,889              3,397,795               3,465,229         3,408,331
09/30/1999       3,243,167              3,371,317               3,450,553         3,383,789
10/31/1999       3,320,385              3,361,592               3,430,351         3,361,313
11/30/1999       3,397,604              3,420,818               3,469,608         3,400,568
12/31/1999       3,475,165              3,461,999               3,487,812         3,439,072
01/31/2000       3,462,294              3,444,984               3,470,493         3,424,234
02/29/2000       3,569,552              3,469,424               3,473,479         3,430,870
03/31/2000       3,573,842              3,409,362               3,424,908         3,358,746
04/30/2000       3,539,520              3,394,490               3,426,095         3,364,130
05/31/2000       3,458,003              3,334,061               3,388,369         3,329,633
06/30/2000       3,556,681              3,395,777               3,446,365         3,397,437
07/31/2000       3,552,391              3,401,865               3,471,214         3,423,357
08/31/2000       3,672,520              3,419,649               3,513,581         3,446,773
09/30/2000       3,573,842              3,369,326               3,493,063         3,416,658
10/31/2000       3,415,100              3,254,168               3,390,586         3,307,219
11/30/2000       3,183,423              3,072,498               3,284,354         3,176,242
12/31/2000       3,275,908              3,125,800               3,355,578         3,237,598
01/31/2001       3,554,504              3,333,190               3,555,686         3,480,143
02/28/2001       3,549,701              3,343,728               3,611,843         3,526,473
03/31/2001       3,405,599              3,232,797               3,564,047         3,443,454
04/30/2001       3,338,352              3,190,415               3,525,120         3,400,568
05/31/2001       3,400,796              3,224,914               3,592,960         3,461,799
06/30/2001       3,323,942              3,129,947               3,518,853         3,364,693
07/31/2001       3,328,745              3,148,290               3,573,541         3,414,216
08/31/2001       3,352,762              3,162,241               3,608,185         3,454,473
09/30/2001       3,127,003              2,938,954               3,376,727         3,222,322
10/31/2001       3,160,626              3,006,177               3,476,164         3,302,022
11/30/2001       3,290,318              3,101,659               3,589,123         3,422,480
12/31/2001       3,283,593              3,093,281               3,563,787         3,408,519
01/31/2002       3,283,593              3,100,728               3,583,721         3,432,247
02/28/2002       3,177,128              3,045,930               3,549,234         3,384,352
03/31/2002       3,311,610              3,106,216               3,633,556         3,465,805
04/30/2002       3,367,644              3,138,694               3,691,326         3,521,213
05/31/2002       3,334,024              3,107,195               3,671,350         3,501,680
06/30/2002       3,132,301              2,932,255               3,410,362         3,243,483
07/31/2002       2,997,820              2,836,135               3,274,662         3,101,801
08/31/2002       3,059,457              2,884,966               3,356,539         3,190,266
09/30/2002       2,933,717              2,844,823               3,302,730         3,148,381
10/31/2002       2,958,114              2,826,824               3,274,895         3,120,896
11/30/2002       3,214,281              2,989,777               3,471,071         3,314,230
12/31/2002       3,277,017              3,018,826               3,522,999         3,360,560
01/31/2003       3,441,184              3,085,588               3,624,406         3,472,441
02/28/2003       3,504,325              3,126,937               3,671,007         3,515,265
03/31/2003       3,617,978              3,204,996               3,766,099         3,616,378
04/30/2003       3,902,113              3,362,352               3,977,732         3,830,936
05/31/2003       4,047,337              3,402,342               4,020,717         3,870,505
06/30/2003       4,160,991              3,494,011               4,130,333         3,981,822
07/31/2003       4,110,478              3,467,076               4,071,362         3,938,059
08/31/2003       4,154,677              3,513,632               4,124,622         3,983,325
09/30/2003       4,363,112              3,598,950               4,234,794         4,092,200
10/31/2003       4,514,580              3,679,708               4,321,291         4,174,843
11/30/2003       4,647,176              3,722,340               4,380,764         4,238,140
12/31/2003       4,850,466              3,814,498               4,482,198         4,334,119
01/31/2004       4,953,521              3,875,711               4,551,905         4,416,824
02/29/2004       4,926,040              3,868,130               4,550,299         4,405,743
03/31/2004       4,981,083              3,882,885               4,582,307         4,435,669


 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)
                                    [CHART]

                Loomis Sayles          Lipper High        Merrill Lynch U.S.     Lehman
                Institutional          Yield Bond            High Yield         High Yield
              High Income Fund         Funds Index        Master CPO Index        Index
              ----------------         -----------        ----------------   ---------------
06/05/1996      $3,000,000              $3,000,000           $3,000,000        $3,000,000
06/30/1996       3,009,000               3,001,875            3,018,021         3,024,817
07/31/1996       2,991,000               3,015,534            3,038,511         3,038,898
08/31/1996       3,033,000               3,064,208            3,069,890         3,071,731
09/30/1996       3,114,000               3,144,098            3,135,756         3,145,762
10/31/1996       3,132,000               3,159,086            3,170,122         3,169,951
11/30/1996       3,222,000               3,213,523            3,234,212         3,233,107
12/31/1996       3,229,079               3,253,122            3,259,099         3,255,623
01/31/1997       3,244,970               3,285,381            3,284,145         3,285,389
02/28/1997       3,219,544               3,340,543            3,330,215         3,340,250
03/31/1997       3,165,514               3,268,186            3,293,228         3,292,011
04/30/1997       3,206,831               3,296,019            3,330,710         3,324,217
05/31/1997       3,302,178               3,383,236            3,397,834         3,397,899
06/30/1997       3,365,743               3,441,195            3,449,565         3,445,023
07/31/1997       3,534,189               3,532,985            3,532,347         3,539,618
08/31/1997       3,531,011               3,541,018            3,526,168         3,531,601
09/30/1997       3,639,070               3,626,784            3,584,574         3,601,589
10/31/1997       3,531,011               3,612,564            3,608,363         3,604,796
11/30/1997       3,546,902               3,638,792            3,642,515         3,639,232
12/31/1997       3,514,502               3,681,687            3,677,079         3,671,159
01/31/1998       3,563,509               3,753,216            3,731,843         3,737,243
02/28/1998       3,633,519               3,788,591            3,747,243         3,759,132
03/31/1998       3,749,035               3,843,501            3,779,536         3,794,405
04/30/1998       3,738,534               3,855,496            3,797,488         3,809,392
05/31/1998       3,637,019               3,851,235            3,823,929         3,822,637
06/30/1998       3,553,007               3,857,994            3,842,865         3,836,370
07/31/1998       3,509,738               3,884,313            3,864,780         3,858,189
08/31/1998       2,976,569               3,588,316            3,698,011         3,645,297
09/30/1998       2,969,507               3,566,802            3,705,387         3,661,818
10/31/1998       2,965,976               3,485,828            3,644,512         3,586,741
11/30/1998       3,251,981               3,690,521            3,810,503         3,735,570
12/31/1998       3,202,681               3,678,996            3,811,768         3,739,683
01/31/1999       3,281,097               3,745,628            3,849,456         3,795,241
02/28/1999       3,260,461               3,730,556            3,820,097         3,772,865
03/31/1999       3,413,166               3,796,327            3,853,014         3,808,835
04/30/1999       3,627,779               3,894,501            3,913,280         3,882,657
05/31/1999       3,524,600               3,820,533            3,886,138         3,830,096
06/30/1999       3,578,253               3,821,093            3,878,846         3,821,940
07/31/1999       3,549,363               3,822,275            3,884,561         3,837,276
08/31/1999       3,475,074               3,783,494            3,846,652         3,794,893
09/30/1999       3,466,819               3,754,010            3,830,360         3,767,567
10/31/1999       3,549,363               3,743,181            3,807,935         3,742,542
11/30/1999       3,631,906               3,809,130            3,851,513         3,786,249
12/31/1999       3,714,816               3,854,985            3,871,721         3,829,120
01/31/2000       3,701,057               3,836,039            3,852,496         3,812,599
02/29/2000       3,815,712               3,863,253            3,855,811         3,819,988
03/31/2000       3,820,298               3,796,373            3,801,893         3,739,684
04/30/2000       3,783,609               3,779,813            3,803,211         3,745,679
05/31/2000       3,696,471               3,712,525            3,761,332         3,707,269
06/30/2000       3,801,954               3,781,245            3,825,712         3,782,764
07/31/2000       3,797,367               3,788,025            3,853,296         3,811,623
08/31/2000       3,925,781               3,807,828            3,900,326         3,837,695
09/30/2000       3,820,298               3,751,792            3,877,551         3,804,165
10/31/2000       3,650,609               3,623,562            3,763,793         3,682,313
11/30/2000       3,402,955               3,421,271            3,645,868         3,536,482
12/31/2000       3,501,818               3,480,622            3,724,932         3,604,797
01/31/2001       3,799,626               3,711,555            3,947,067         3,874,850
02/28/2001       3,794,492               3,723,289            4,009,405         3,926,434
03/31/2001       3,640,453               3,599,766            3,956,348         3,834,000
04/30/2001       3,568,568               3,552,572            3,913,135         3,786,249
05/31/2001       3,635,318               3,590,988            3,988,443         3,854,425
06/30/2001       3,553,164               3,485,241            3,906,178         3,746,306
07/31/2001       3,558,299               3,505,666            3,966,886         3,801,446
08/31/2001       3,583,972               3,521,201            4,005,343         3,846,269
09/30/2001       3,342,644               3,272,568            3,748,409         3,587,788
10/31/2001       3,378,587               3,347,421            3,858,790         3,676,528
11/30/2001       3,517,222               3,453,742            3,984,183         3,810,648
12/31/2001       3,510,033               3,444,413            3,956,058         3,795,103
01/31/2002       3,510,033               3,452,705            3,978,186         3,821,522
02/28/2002       3,396,227               3,391,687            3,939,904         3,768,195
03/31/2002       3,539,982               3,458,816            4,033,506         3,858,886
04/30/2002       3,599,881               3,494,981            4,097,635         3,920,579
05/31/2002       3,563,942               3,459,907            4,075,461         3,898,830
06/30/2002       3,348,308               3,265,108            3,785,746         3,611,349
07/31/2002       3,204,553               3,158,077            3,635,109         3,453,598
08/31/2002       3,270,441               3,212,452            3,725,999         3,552,097
09/30/2002       3,136,029               3,167,752            3,666,266         3,505,461
10/31/2002       3,162,109               3,147,709            3,635,368         3,474,859
11/30/2002       3,435,941               3,329,160            3,853,136         3,690,121
12/31/2002       3,503,004               3,361,506            3,910,781         3,741,705
01/31/2003       3,678,491               3,435,847            4,023,349         3,866,276
02/28/2003       3,745,986               3,481,889            4,075,081         3,913,957
03/31/2003       3,867,478               3,568,810            4,180,639         4,026,537
04/30/2003       4,171,207               3,744,027            4,415,567         4,265,430
05/31/2003       4,326,446               3,788,557            4,463,283         4,309,486
06/30/2003       4,447,937               3,890,632            4,584,965         4,433,429
07/31/2003       4,393,941               3,860,639            4,519,502         4,384,703
08/31/2003       4,441,188               3,912,480            4,578,625         4,435,102
09/30/2003       4,663,922               4,007,482            4,700,924         4,556,326
10/31/2003       4,825,911               4,097,408            4,796,942         4,648,342
11/30/2003       4,967,651               4,144,879            4,862,960         4,718,818
12/31/2003       5,184,960               4,247,498            4,975,559         4,825,682
01/31/2004       5,295,122               4,315,660            5,052,939         4,917,768
02/29/2004       5,265,745               4,307,219            5,051,156         4,905,429
03/31/2004       5,324,498               4,323,648            5,086,688         4,938,750


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long term shareholders. Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates. (b) See page 10 for a description of the indexes. (c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000. * Not annualized.
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the fund. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Securities issued by U.S. Government sponsored agencies are not issued, and may not be guaranteed by the U.S. Government.

FUND AND MANAGER REVIEW


LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

PORTFOLIO REVIEW | The Fund outperformed its benchmark, the Lehman Government/Credit Intermediate Index, during the six-month period ended March 31, 2004, primarily due to the Fund's over-weighted position in investment grade and high yield corporate credits. A combination of favorable credit-quality trends and strong demand for yield caused corporate spreads to tighten during the period.

Our agency positions generated negative returns for the period. Rising interest rates, due to increased expectations for a sustained economic recovery, caused U.S. government and agency debt to under-perform corporate issues.

We slightly extended the Fund's duration (sensitivity to interest rate changes) during the six months, moving from 3.84 years at the beginning of the period to
3.91 at the end. More recently, we shifted to a shorter duration stance to reduce the Fund's interest-rate sensitivity.

OUTLOOK | A strong March jobs report and upward revisions for job gains in January and February indicate the labor market was healthier in the first quarter of 2004 than the market assumed. This validates our forecast, and joins other positive signals coming from the housing and manufacturing sectors. We believe the coming months will likely bring further--albeit more moderate--job gains that may put increasing pressure on yields and the Federal Reserve. Nevertheless, low inflation may give the Federal Reserve some breathing room to wait until after the November election to raise rates. Yet, yields may rise higher in the second half of 2004, in anticipation of a Federal Reserve tightening.

We will continue to focus on credits that may benefit from the strengthening credit-quality trends. The Fund remains over-weighted in BBB- and A-rated securities in an attempt to capitalize on the improving economy and credit fundamentals.
 KEY FUND FACTS

 OBJECTIVE | Above-average total return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities. The Fund's weighted average duration generally is two to five years

 FUND INCEPTION DATE | 1/28/98

 EXPENSE RATIO | 0.45%

 TOTAL NET ASSETS | $34.2 million
[PHOTO]

Steven Kaseta
STEVEN KASETA

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                          SINCE
                                          6 MONTHS* 1 YEAR 5 YEARS INCEPTION(a)
-------------------------------------------------------------------------------
LOOMIS SAYLES INTERMEDIATE DURATION FIXED
INCOME FUND                                 3.52%    8.38%  7.15%      6.53%
LIPPER INTERMEDIATE INVESTMENT
GRADE INDEX(b)                              3.09     6.19   6.84       6.52
LEHMAN GOVERNMENT/CREDIT
INTERMEDIATE INDEX(b)                       2.54     5.30   7.22       6.95

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)
                                    [CHART]

                  Loomis Sayles             Lipper             Lehman Government
              Intermediate Duration       Intermediate       Credit Intermediate
                Fixed Income Fund     Investment Grade Index        Index
            -----------------------   ----------------------  ------------------
01/28/1998           $2,000,000               $2,000,000          $2,000,000
01/31/1998            2,008,000                2,000,000           2,000,000
02/28/1998            2,008,000                1,997,109           1,998,476
03/31/1998            2,016,032                2,004,485           2,004,896
04/30/1998            2,024,096                2,013,850           2,014,941
05/31/1998            2,036,265                2,032,011           2,029,721
06/30/1998            2,042,345                2,048,200           2,042,676
07/31/1998            2,050,490                2,052,391           2,049,881
08/31/1998            2,029,932                2,080,194           2,082,096
09/30/1998            2,038,150                2,126,828           2,134,402
10/31/1998            2,042,289                2,109,620           2,132,300
11/30/1998            2,060,991                2,120,139           2,132,139
12/31/1998            2,064,255                2,129,212           2,140,706
01/31/1999            2,083,375                2,142,422           2,152,461
02/28/1999            2,064,256                2,104,181           2,120,823
03/31/1999            2,092,076                2,120,746           2,136,642
04/30/1999            2,115,727                2,127,865           2,143,200
05/31/1999            2,085,445                2,106,194           2,126,712
06/30/1999            2,092,069                2,099,075           2,128,190
07/31/1999            2,087,661                2,091,677           2,126,319
08/31/1999            2,083,183                2,089,448           2,127,936
09/30/1999            2,111,806                2,112,442           2,147,796
10/31/1999            2,118,536                2,115,656           2,153,338
11/30/1999            2,129,662                2,118,141           2,155,994
12/31/1999            2,131,902                2,108,404           2,148,950
01/31/2000            2,125,129                2,100,909           2,141,099
02/29/2000            2,145,495                2,123,716           2,158,742
03/31/2000            2,166,018                2,149,930           2,181,257
04/30/2000            2,154,533                2,136,614           2,176,315
05/31/2000            2,145,363                2,132,737           2,179,710
06/30/2000            2,191,723                2,177,898           2,218,160
07/31/2000            2,212,688                2,196,489           2,235,041
08/31/2000            2,233,727                2,226,945           2,261,437
09/30/2000            2,257,277                2,241,699           2,282,013
10/31/2000            2,254,900                2,249,600           2,292,405
11/30/2000            2,278,724                2,285,400           2,323,557
12/31/2000            2,320,524                2,331,570           2,366,372
01/31/2001            2,373,581                2,372,538           2,405,214
02/28/2001            2,395,444                2,395,339           2,427,938
03/31/2001            2,417,343                2,404,648           2,446,551
04/30/2001            2,419,775                2,391,713           2,440,085
05/31/2001            2,446,848                2,406,442           2,453,825
06/30/2001            2,454,168                2,415,292           2,462,993
07/31/2001            2,496,428                2,473,884           2,514,144
08/31/2001            2,526,418                2,501,127           2,539,293
09/30/2001            2,551,531                2,520,379           2,576,334
10/31/2001            2,584,337                2,571,754           2,619,056
11/30/2001            2,579,401                2,539,460           2,592,822
12/31/2001            2,554,542                2,523,138           2,578,458
01/31/2002            2,557,110                2,541,344           2,591,852
02/28/2002            2,559,708                2,565,908           2,612,451
03/31/2002            2,533,827                2,521,383           2,572,731
04/30/2002            2,546,778                2,566,865           2,615,246
05/31/2002            2,572,936                2,587,935           2,641,364
06/30/2002            2,541,367                2,586,266           2,664,203
07/31/2002            2,515,092                2,596,536           2,695,748
08/31/2002            2,575,921                2,646,576           2,735,907
09/30/2002            2,577,815                2,675,453           2,784,887
10/31/2002            2,569,901                2,665,193           2,773,964
11/30/2002            2,604,861                2,677,862           2,771,586
12/31/2002            2,660,063                2,732,357           2,832,067
01/31/2003            2,670,954                2,740,900           2,831,928
02/28/2003            2,717,521                2,779,984           2,871,787
03/31/2003            2,725,843                2,780,258           2,874,766
04/30/2003            2,767,260                2,812,755           2,896,727
05/31/2003            2,828,223                2,865,211           2,954,922
06/30/2003            2,839,303                2,864,516           2,952,959
07/31/2003            2,766,570                2,767,930           2,872,734
08/31/2003            2,775,025                2,788,989           2,879,523
09/30/2003            2,853,907                2,863,977           2,952,382
10/31/2003            2,836,942                2,843,761           2,924,578
11/30/2003            2,845,408                2,851,270           2,928,550
12/31/2003            2,879,701                2,880,270           2,954,137
01/31/2004            2,902,635                2,903,172           2,973,535
02/29/2004            2,931,153                2,931,372           3,003,879
03/31/2004            2,954,302                2,952,490           3,027,250


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date. (b) See page 10 for a description of the indexes.
(c) The mountain chart is based on the Fund's minimum initial investment of $2,000,000. * Not annualized.
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the fund. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Securities issued by U.S. Government sponsored agencies are not issued, and may not be guaranteed by the U.S. Government.

FUND AND MANAGER REVIEW


LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

PORTFOLIO REVIEW | The Fund outperformed its benchmark, Lehman Government/Credit Index, for the six-month period ended March 31, 2004, primarily due to specific over- and under-weights in the Fund's portfolio. For example, we over-weighted high yield and international securities and significantly under-weighted the Treasury sector. High yield securities were among the leading performers for the six-month period, as improving credit-quality trends and solid demand kept returns strong. International securities continued to benefit from a weak U.S. dollar. Treasury securities offered some of the lowest relative returns for the period, so our underweight had a positive impact on relative performance.

We continued to rely on our research-driven investment process to attempt to exploit the various pockets of opportunity in the bond market. From a cyclical angle, we focused on the lower rungs of our credit-quality spectrum. Longer term, though, we are positioning the Fund for a higher rate environment. We continue to search for upgrade candidates--or those likely to experience credit-rating improvements in a three- to five-year timeframe--whose potential for better credit quality may help offset the effects of the rising yield environment.

OUTLOOK | The bond market's reaction to the March spike in employment was swift and steep, with the 10-year Treasury yield increasing a quarter of a percentage point on news of the month's jobs growth. The coming months may bring further--albeit more moderate--job gains that will increasingly put pressure on yields and the Federal Reserve. We believe the current low rate of inflation gives the Federal Reserve breathing room to wait until after the November election to hike rates.

Given the interest rate outlook and the price gains already realized in the market, we believe price appreciation may play a smaller role in bond returns during the coming months; yield likely will be the driver of bond market returns. We will continue to focus on selecting securities poised to benefit from improving credit-quality trends.
 KEY FUND FACTS
 OBJECTIVE | Above-average total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests in primarily investment grade fixed income securities, although it may invest up to 10% of its assets in lower rated fixed income securities and up to 10% of its assets in preferred stocks
 FUND INCEPTION DATE | 7/1/94
 FUND REGISTRATION DATE | 3/7/97
 EXPENSE RATIO | 0.55%
 TOTAL NET ASSETS | $166.9 million

  [PHOTO]      [PHOTO]

Daniel Fuss Steven Kaseta
DANIEL FUSS STEVEN KASETA


 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                   SINCE        SINCE
                                6 MONTHS* 1 YEAR 5 YEARS REGISTRATION(a) INCEPTION(a)
-------------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE
FIXED INCOME FUND                 8.57%   22.44%  11.40%      10.37%        11.57%
LIPPER BBB RATED FUNDS INDEX(b)   4.29     9.71    6.73        6.87          7.56
LEHMAN GOVERNMENT/
CREDIT INDEX(b)                   3.05     6.15    7.56        7.81          7.99

 CUMULATIVE PERFORMANCE REGISTRATION TO MARCH 31, 2004(c)
                                    [CHART]

                Loomis Sayles         Lipper
               Investment Grade      BBB Rated           Lehman
                 Fixed Income          Funds         Government/Credit
                     Fund              Index              Index
                  ----------           -----        ------------------
03/07/1997        $3,000,000       $3,000,000          $3,000,000
03/31/1997         2,951,400        2,953,678           2,964,347
04/30/1997         2,995,182        2,997,311           3,007,699
05/31/1997         3,044,615        3,031,640           3,035,766
06/30/1997         3,101,885        3,076,838           3,072,204
07/31/1997         3,260,168        3,183,224           3,166,196
08/31/1997         3,167,643        3,141,058           3,130,654
09/30/1997         3,252,854        3,196,312           3,179,874
10/31/1997         3,282,319        3,228,775           3,230,813
11/30/1997         3,287,720        3,244,554           3,247,817
12/31/1997         3,303,667        3,279,365           3,281,901
01/31/1998         3,339,535        3,321,218           3,328,168
02/28/1998         3,358,919        3,320,000           3,321,403
03/31/1998         3,394,915        3,336,851           3,331,643
04/30/1998         3,403,229        3,351,142           3,348,386
05/31/1998         3,425,786        3,379,801           3,384,376
06/30/1998         3,428,622        3,404,600           3,418,796
07/31/1998         3,385,307        3,401,952           3,421,524
08/31/1998         3,207,696        3,377,229           3,488,383
09/30/1998         3,302,636        3,446,853           3,588,130
10/31/1998         3,273,879        3,404,340           3,562,792
11/30/1998         3,393,479        3,467,282           3,584,019
12/31/1998         3,413,796        3,475,903           3,592,802
01/31/1999         3,479,586        3,506,149           3,618,327
02/28/1999         3,425,658        3,430,289           3,532,333
03/31/1999         3,513,163        3,468,512           3,549,861
04/30/1999         3,598,183        3,493,388           3,558,681
05/31/1999         3,530,930        3,446,257           3,521,944
06/30/1999         3,495,829        3,428,157           3,510,956
07/31/1999         3,447,755        3,410,857           3,501,240
08/31/1999         3,433,465        3,398,236           3,498,437
09/30/1999         3,459,850        3,427,440           3,529,979
10/31/1999         3,449,281        3,434,173           3,539,135
11/30/1999         3,472,822        3,442,484           3,537,154
12/31/1999         3,498,594        3,436,926           3,515,628
01/31/2000         3,496,968        3,426,846           3,514,656
02/29/2000         3,598,718        3,468,999           3,558,718
03/31/2000         3,652,339        3,500,964           3,610,143
04/30/2000         3,562,283        3,458,490           3,592,540
05/31/2000         3,537,856        3,432,181           3,589,289
06/30/2000         3,639,156        3,519,026           3,662,576
07/31/2000         3,684,125        3,534,106           3,701,369
08/31/2000         3,756,093        3,598,576           3,753,616
09/30/2000         3,727,519        3,608,822           3,767,742
10/31/2000         3,661,359        3,597,158           3,791,362
11/30/2000         3,717,629        3,630,502           3,856,203
12/31/2000         3,814,737        3,706,526           3,932,293
01/31/2001         3,903,195        3,796,186           3,998,256
02/28/2001         3,943,552        3,833,677           4,039,515
03/31/2001         3,903,044        3,831,290           4,058,052
04/30/2001         3,890,926        3,810,278           4,027,631
05/31/2001         3,949,478        3,844,647           4,050,802
06/30/2001         3,965,059        3,849,140           4,070,235
07/31/2001         4,067,298        3,936,445           4,171,664
08/31/2001         4,173,705        3,983,648           4,225,219
09/30/2001         4,063,598        3,949,606           4,264,086
10/31/2001         4,196,838        4,033,352           4,372,280
11/30/2001         4,199,181        4,007,245           4,300,525
12/31/2001         4,166,308        3,982,774           4,266,628
01/31/2002         4,203,690        4,004,551           4,297,983
02/28/2002         4,233,646        4,023,698           4,334,459
03/31/2002         4,203,591        3,970,945           4,246,521
04/30/2002         4,332,135        4,031,699           4,328,778
05/31/2002         4,431,033        4,063,576           4,368,729
06/30/2002         4,434,635        4,044,471           4,405,877
07/31/2002         4,350,266        4,024,217           4,458,946
08/31/2002         4,465,725        4,105,564           4,558,918
09/30/2002         4,484,990        4,142,537           4,656,983
10/31/2002         4,415,310        4,112,979           4,612,473
11/30/2002         4,532,220        4,172,245           4,615,201
12/31/2002         4,688,978        4,269,378           4,737,483
01/31/2003         4,785,046        4,297,661           4,737,334
02/28/2003         4,917,907        4,369,988           4,821,721
03/31/2003         4,922,214        4,377,472           4,815,442
04/30/2003         5,141,371        4,465,808           4,866,904
05/31/2003         5,467,047        4,582,770           5,005,220
06/30/2003         5,511,827        4,588,720           4,985,188
07/31/2003         5,224,202        4,432,351           4,776,201
08/31/2003         5,269,649        4,467,340           4,807,706
09/30/2003         5,550,744        4,604,916           4,959,999
10/31/2003         5,563,237        4,586,679           4,897,214
11/30/2003         5,704,832        4,618,189           4,910,219
12/31/2003         5,851,914        4,685,504           4,958,654
01/31/2004         5,893,220        4,728,143           5,003,688
02/29/2004         5,956,281        4,769,917           5,064,904
03/31/2004         6,026,410        4,802,695           5,111,395


 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)
                                    [CHART]

              Loomis Sayles Investment Lipper BBB Rated   Lehman Government/
              Grade Fixed Income Fund     Funds Index        Credit Index
              ------------------------ ----------------  -------------------
07/01/1994            $3,000,000          $3,000,000        $3,000,000
07/31/1994             3,036,000           3,051,324         3,059,957
08/31/1994             3,093,000           3,063,344         3,061,210
09/30/1994             3,023,466           3,021,035         3,014,850
10/31/1994             2,996,151           3,011,419         3,011,509
11/30/1994             2,974,640           3,003,366         3,006,126
12/31/1994             2,992,169           3,018,390         3,025,941
01/31/1995             3,045,697           3,067,070         3,084,042
02/28/1995             3,171,917           3,137,145         3,155,555
03/31/1995             3,225,922           3,161,786         3,176,716
04/30/1995             3,315,256           3,218,639         3,221,034
05/31/1995             3,485,329           3,357,467         3,356,031
06/30/1995             3,546,585           3,382,828         3,382,854
07/31/1995             3,523,647           3,374,895         3,369,814
08/31/1995             3,589,161           3,424,537         3,412,926
09/30/1995             3,680,908           3,464,682         3,447,591
10/31/1995             3,730,417           3,510,838         3,498,221
11/30/1995             3,826,600           3,568,413         3,555,811
12/31/1995             3,896,757           3,627,309         3,608,204
01/31/1996             3,964,349           3,656,637         3,630,665
02/29/1996             3,872,852           3,579,711         3,553,630
03/31/1996             3,872,838           3,553,303         3,523,791
04/30/1996             3,841,991           3,530,620         3,499,613
05/31/1996             3,862,358           3,528,202         3,493,719
06/30/1996             3,921,392           3,568,631         3,540,358
07/31/1996             3,931,886           3,577,472         3,548,618
08/31/1996             3,956,008           3,575,697         3,539,893
09/30/1996             4,079,322           3,647,255         3,602,821
10/31/1996             4,249,717           3,734,800         3,686,909
11/30/1996             4,399,452           3,818,069         3,754,802
12/31/1996             4,321,727           3,781,134         3,712,943
01/31/1997             4,314,607           3,793,148         3,717,352
02/28/1997             4,358,828           3,814,785         3,725,195
03/31/1997             4,269,902           3,755,882         3,680,923
04/30/1997             4,333,243           3,811,365         3,734,754
05/31/1997             4,404,759           3,855,019         3,769,606
06/30/1997             4,487,615           3,912,492         3,814,852
07/31/1997             4,716,609           4,047,771         3,931,565
08/31/1997             4,582,750           3,994,153         3,887,432
09/30/1997             4,706,028           4,064,414         3,948,549
10/31/1997             4,748,656           4,105,694         4,011,802
11/30/1997             4,756,470           4,125,758         4,032,917
12/31/1997             4,779,541           4,170,023         4,075,239
01/31/1998             4,831,433           4,223,244         4,132,691
02/28/1998             4,859,476           4,221,695         4,124,291
03/31/1998             4,911,553           4,243,123         4,137,007
04/30/1998             4,923,581           4,261,294         4,157,797
05/31/1998             4,956,214           4,297,737         4,202,487
06/30/1998             4,960,317           4,329,272         4,245,227
07/31/1998             4,897,652           4,325,905         4,248,615
08/31/1998             4,640,695           4,294,467         4,331,636
09/30/1998             4,778,048           4,383,000         4,455,495
10/31/1998             4,736,445           4,328,941         4,424,032
11/30/1998             4,909,475           4,408,978         4,450,391
12/31/1998             4,938,869           4,419,940         4,461,296
01/31/1999             5,034,050           4,458,400         4,492,992
02/28/1999             4,956,029           4,361,937         4,386,210
03/31/1999             5,082,627           4,410,543         4,407,975
04/30/1999             5,205,627           4,442,175         4,418,927
05/31/1999             5,108,331           4,382,243         4,373,309
06/30/1999             5,057,549           4,359,227         4,359,666
07/31/1999             4,987,998           4,337,228         4,347,600
08/31/1999             4,967,325           4,321,180         4,344,120
09/30/1999             5,005,497           4,358,314         4,383,287
10/31/1999             4,990,206           4,366,876         4,394,656
11/30/1999             5,024,264           4,377,445         4,392,197
12/31/1999             5,061,549           4,370,377         4,365,467
01/31/2000             5,059,197           4,357,560         4,364,260
02/29/2000             5,206,402           4,411,161         4,418,974
03/31/2000             5,283,977           4,451,808         4,482,829
04/30/2000             5,153,690           4,397,798         4,460,972
05/31/2000             5,118,351           4,364,343         4,456,934
06/30/2000             5,264,906           4,474,775         4,547,938
07/31/2000             5,329,963           4,493,951         4,596,108
08/31/2000             5,434,083           4,575,930         4,660,984
09/30/2000             5,392,744           4,588,958         4,678,526
10/31/2000             5,297,027           4,574,126         4,707,855
11/30/2000             5,378,436           4,616,527         4,788,370
12/31/2000             5,518,925           4,713,198         4,882,854
01/31/2001             5,646,900           4,827,209         4,964,762
02/28/2001             5,705,286           4,874,883         5,015,995
03/31/2001             5,646,682           4,871,848         5,039,012
04/30/2001             5,629,150           4,845,129         5,001,237
05/31/2001             5,713,860           4,888,832         5,030,009
06/30/2001             5,736,401           4,894,546         5,054,141
07/31/2001             5,884,315           5,005,563         5,180,088
08/31/2001             6,038,258           5,065,585         5,246,589
09/30/2001             5,878,962           5,022,297         5,294,852
10/31/2001             6,071,724           5,128,789         5,429,199
11/30/2001             6,075,114           5,095,591         5,340,098
12/31/2001             6,027,556           5,064,474         5,298,007
01/31/2002             6,081,638           5,092,165         5,336,942
02/28/2002             6,124,977           5,116,512         5,382,235
03/31/2002             6,081,495           5,049,431         5,273,041
04/30/2002             6,267,464           5,126,686         5,375,182
05/31/2002             6,410,544           5,167,222         5,424,790
06/30/2002             6,415,754           5,142,928         5,470,918
07/31/2002             6,293,696           5,117,173         5,536,816
08/31/2002             6,460,734           5,220,613         5,660,953
09/30/2002             6,488,606           5,267,628         5,782,724
10/31/2002             6,387,797           5,230,042         5,727,454
11/30/2002             6,556,935           5,305,405         5,730,842
12/31/2002             6,783,722           5,428,918         5,882,684
01/31/2003             6,922,708           5,464,883         5,882,499
02/28/2003             7,114,923           5,556,853         5,987,285
03/31/2003             7,121,155           5,566,370         5,979,488
04/30/2003             7,438,216           5,678,697         6,043,390
05/31/2003             7,909,384           5,827,426         6,215,141
06/30/2003             7,974,169           5,834,991         6,190,267
07/31/2003             7,558,051           5,636,153         5,930,762
08/31/2003             7,623,802           5,680,645         5,969,882
09/30/2003             8,030,652           5,855,587         6,158,989
10/31/2003             8,048,546           5,832,396         6,081,026
11/30/2003             8,253,397           5,872,464         6,097,176
12/31/2003             8,466,186           5,958,062         6,157,319
01/31/2004             8,525,945           6,012,281         6,213,239
02/29/2004             8,617,178           6,065,401         6,289,253
03/31/2004             8,718,831           6,107,081         6,346,983


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long term shareholders. Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates. (b) See page 10 for a description of the indexes. (c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000. * Not annualized.
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the fund. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Securities issued by U.S. Government sponsored agencies are not issued, and may not be guaranteed by the U.S. Government.

FUND AND MANAGER REVIEW


LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

PORTFOLIO REVIEW | The Fund underperformed its benchmark, the Lehman U.S. Government Index, during the six-month period ended March 31, 2004, primarily due to the Fund's longer duration relative to the index during October, 2003. The Fund's mortgage-backed securities lagged longer duration U.S. Treasuries, which benefit more from falling interest rates.

Within the mortgage component, we traded out of higher-coupon securities and purchased a combination of mortgages with 5.50% and 4.50% coupons. This strategy helped enhance the Fund's prepayment stability.

Another key strategy involved decreasing the Fund's duration (sensitivity to interest rate changes), which declined from 6.7 years at the beginning of the six months to 6.1 years at the end of the period. Due to the timing of this move, this strategy had a slightly negative impact on performance. While the Fund's duration was reduced, it remained longer than the index. As rates initially rose in October, our initial long duration position caused the Fund to underperform. The outperformance in the following months, after reducing duration, was not enough to offset the initial negative effect.

OUTLOOK | A better economic environment may put upward pressure on interest rates, and higher interest rates likely will dampen the performance of U.S. Treasury securities. The yield curve likely will remain steep until the Federal Reserve begins to raise rates. Until then, we believe maintaining a more bulleted maturity structure may be beneficial.

 KEY FUND FACTS

 OBJECTIVE | High total investment return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in U.S. government securities and in certificates representing undivided interests in the interest or principal of U.S. Treasury securities

 FUND INCEPTION DATE | 5/21/91

 EXPENSE RATIO | 0.50%

 TOTAL NET ASSETS | $8.2 million

[PHOTO]    [PHOTO]

John Hyll Cliff Rowe
JOHN HYLL CLIFF ROWE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                              SINCE
                                     6 MONTHS* 1 YEAR 5 YEARS 10 YEARS INCEPTION(a)
-----------------------------------------------------------------------------------
LOOMIS SAYLES U.S.
GOVERNMENT SECURITIES FUND             2.00%    4.22%  7.76%    8.02%      8.84%
LIPPER GENERAL U.S. GOVERNMENT FUNDS
INDEX(b)                               2.33     3.37   6.13     6.29       6.59
LEHMAN U.S.
GOVERNMENT INDEX(b)                    2.49     4.24   7.19     7.36       7.74

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)

                                    [CHART]

                Loomis Sayles            Lipper General     Lehman Brothers
               U.S. Government          U.S. Government     U.S. Government
               Securities Fund            Funds Index            Index
               ---------------           --------------        ----------
05/21/1991       $250,000
05/31/1991        250,750                   $250,000            $250,000
06/30/1991        250,000                    249,372             249,645
07/31/1991        253,750                    252,764             252,608
08/31/1991        260,750                    258,360             258,465
09/30/1991        268,000                    263,608             263,886
10/31/1991        270,039                    265,925             266,196
11/30/1991        272,828                    267,684             268,866
12/31/1991        288,219                    276,826             278,026
01/31/1992        278,317                    272,066             273,698
02/29/1992        282,331                    273,546             274,767
03/31/1992        278,585                    271,885             273,161
04/30/1992        277,242                    273,350             274,882
05/31/1992        285,677                    278,221             279,953
06/30/1992        290,574                    281,864             283,965
07/31/1992        301,742                    287,573             291,121
08/31/1992        304,505                    289,945             293,834
09/30/1992        310,860                    292,904             297,990
10/31/1992        303,365                    289,038             293,690
11/30/1992        304,488                    289,261             293,259
12/31/1992        313,449                    293,714             298,119
01/31/1993        320,647                    298,585             304,451
02/28/1993        331,146                    303,023             310,548
03/31/1993        331,446                    304,112             311,588
04/30/1993        334,058                    305,982             313,985
05/31/1993        334,667                    306,163             313,640
06/30/1993        346,848                    311,802             320,599
07/31/1993        352,103                    313,505             322,555
08/31/1993        364,778                    318,809             329,754
09/30/1993        366,015                    319,144             331,015
10/31/1993        366,605                    319,967             332,266
11/30/1993        361,283                    316,506             328,623
12/31/1993        362,722                    318,153             329,893
01/31/1994        372,023                    322,270             334,409
02/28/1994        358,933                    316,213             327,329
03/31/1994        343,777                    308,215             319,967
04/30/1994        338,187                    304,670             317,450
05/31/1994        336,086                    303,526             317,043
06/30/1994        334,336                    302,228             316,314
07/31/1994        344,330                    307,252             322,128
08/31/1994        343,974                    307,308             322,191
09/30/1994        334,003                    302,646             317,652
10/31/1994        332,273                    301,753             317,412
11/30/1994        333,723                    300,944             316,832
12/31/1994        340,051                    303,065             318,759
01/31/1995        348,902                    308,411             324,693
02/28/1995        356,648                    315,291             331,681
03/31/1995        359,229                    316,757             333,762
04/30/1995        364,061                    320,665             338,123
05/31/1995        382,432                    332,305             351,760
06/30/1995        385,432                    334,315             354,459
07/31/1995        383,810                    333,129             353,155
08/31/1995        391,425                    337,023             357,306
09/30/1995        397,136                    340,177             360,747
10/31/1995        402,883                    344,671             366,240
11/30/1995        410,229                    349,542             371,949
12/31/1995        418,369                    354,413             377,222
01/31/1996        418,762                    356,214             379,537
02/29/1996        404,213                    348,914             371,805
03/31/1996        398,708                    345,978             368,699
04/30/1996        393,642                    343,606             366,346
05/31/1996        391,644                    342,321             365,732
06/30/1996        398,837                    346,298             370,454
07/31/1996        399,810                    346,969             371,369
08/31/1996        394,934                    346,060             370,540
09/30/1996        405,905                    351,874             376,690
10/31/1996        420,662                    359,494             384,977
11/30/1996        432,221                    365,815             391,673
12/31/1996        423,887                    362,059             387,676
01/31/1997        422,626                    362,835             388,107
02/28/1997        422,626                    363,600             388,639
03/31/1997        413,374                    359,308             384,527
04/30/1997        423,598                    364,617             390,077
05/31/1997        428,300                    367,661             393,442
06/30/1997        435,139                    372,001             397,857
07/31/1997        455,389                    382,266             409,149
08/31/1997        447,575                    378,282             405,104
09/30/1997        457,560                    384,052             411,196
10/31/1997        466,729                    389,689             418,309
11/30/1997        472,018                    391,105             420,452
12/31/1997        477,892                    395,067             424,847
01/31/1998        485,038                    400,067             431,203
02/28/1998        483,251                    399,311             430,033
03/31/1998        484,144                    400,305             431,251
04/30/1998        487,248                    401,849             433,192
05/31/1998        493,129                    405,602             437,640
06/30/1998        499,010                    409,045             442,616
07/31/1998        499,721                    409,645             443,301
08/31/1998        511,193                    417,682             454,834
09/30/1998        523,583                    427,123             467,095
10/31/1998        519,617                    423,959             465,503
11/30/1998        523,329                    424,898             465,661
12/31/1998        522,239                    426,061             466,702
01/31/1999        526,953                    428,489             469,410
02/28/1999        511,870                    419,250             458,246
03/31/1999        511,870                    421,391             460,044
04/30/1999        514,543                    422,488             461,089
05/31/1999        508,326                    417,841             457,043
06/30/1999        503,544                    415,688             456,113
07/31/1999        500,897                    413,320             455,452
08/31/1999        499,437                    412,209             455,447
09/30/1999        505,278                    417,260             459,143
10/31/1999        507,115                    417,910             459,881
11/30/1999        504,649                    417,543             459,248
12/31/1999        498,960                    414,722             456,276
01/31/2000        501,468                    413,447             456,914
02/29/2000        513,503                    418,703             463,418
03/31/2000        527,544                    425,001             471,552
04/30/2000        525,153                    423,414             470,249
05/31/2000        523,114                    422,966             470,551
06/30/2000        535,350                    431,478             478,943
07/31/2000        540,707                    434,818             483,579
08/31/2000        551,604                    441,517             490,730
09/30/2000        551,086                    443,171             492,130
10/31/2000        558,923                    446,719             496,837
11/30/2000        574,200                    455,321             506,605
12/31/2000        587,047                    464,030             516,704
01/31/2001        589,715                    469,203             521,905
02/28/2001        597,187                    473,783             527,839
03/31/2001        594,846                    474,979             529,689
04/30/2001        583,480                    470,924             524,283
05/31/2001        585,104                    473,136             526,013
06/30/2001        587,759                    474,704             528,434
07/31/2001        606,418                    485,768             541,121
08/31/2001        614,101                    491,201             547,841
09/30/2001        621,992                    498,126             557,375
10/31/2001        647,561                    510,153             571,760
11/30/2001        623,104                    499,787             558,933
12/31/2001        614,504                    495,001             554,068
01/31/2002        621,269                    499,397             557,658
02/28/2002        629,726                    504,679             562,806
03/31/2002        613,750                    494,231             550,564
04/30/2002        630,878                    505,173             563,683
05/31/2002        636,587                    508,304             567,062
06/30/2002        645,428                    513,487             574,995
07/31/2002        660,479                    522,645             587,620
08/31/2002        680,160                    531,715             599,263
09/30/2002        699,259                    540,634             613,317
10/31/2002        689,303                    537,134             608,385
11/30/2002        683,298                    534,026             603,146
12/31/2002        701,842                    544,369             617,760
01/31/2003        702,451                    543,648             616,212
02/28/2003        718,305                    550,757             626,153
03/31/2003        713,736                    548,775             624,365
04/30/2003        714,356                    551,385             627,260
05/31/2003        734,801                    560,846             643,543
06/30/2003        730,424                    558,137             640,173
07/31/2003        697,421                    537,466             613,710
08/31/2003        704,893                    540,499             617,142
09/30/2003        729,266                    554,387             635,083
10/31/2003        715,435                    548,383             626,043
11/30/2003        716,843                    549,500             626,762
12/31/2003        722,856                    553,779             632,317
01/31/2004        729,427                    557,832             637,552
02/29/2004        738,627                    563,509             645,187
03/31/2004        743,885                    567,283             650,867


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date. (b) See page 10 for a description of the indexes.
(c) The mountain chart is based on the Fund's minimum initial investment of $250,000.
* Not annualized.
Securities issued by U.S. Government sponsored agencies are not issued, and may not be guaranteed by the U.S. Government.

INDEX DEFINITIONS
Lipper BBB Rated Funds Index is an equally weighted index of typically the 30 largest mutual funds within the corporate debt funds BBB-rated investment objective.
Lipper Global Income Funds Index is an equally weighted index of typically the 30 largest mutual funds within the global income funds investment objective. Lipper General U.S. Government Funds Index is an equally weighted index of typically the 30 largest mutual funds within the general U.S. government funds investment objective.
Lipper High Yield Bond Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the high current yield funds investment objective.
Lipper Intermediate Investment Grade Index is an equally weighted unmanaged index of the 30 largest mutual funds within the intermediate investment grade debt funds investment objectives.
Source: Lipper, Inc.

Lehman Aggregate Bond Index covers the U.S. investment grade fixed-rate bond market, including government and credit securities, mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Lehman Government/Credit Index includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) as well as other publicly issued investment grade corporate and foreign debentures that meet specified maturity, liquidity, and quality requirements. Lehman Government/Credit Intermediate Index includes securities which have a remaining maturity of 5-10 years and includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), as well as other publicly issued investment grade corporate and non-corporate debentures that meet specified maturity, liquidity, and quality requirements. Lehman Global Aggregate Index covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.
Lehman U.S. Government Index includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). Lehman High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included.
Merrill Lynch U.S. High Yield Master Cash Pay Only Index is an unmanaged index consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $100 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default.
Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. It is not possible to invest directly in an index.

PROXY VOTING INFORMATION
A description of the Fund's proxy voting policies and procedures is available
(i) without charge, upon request, by calling Loomis Sayles at 800-633-3330;
(ii) on the Fund's website, www.loomissayles.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES BENCHMARK CORE BOND FUND

                                                                       FACE AMOUNT    VALUE +
---------------------------------------------------------------------------------------------

BONDS AND NOTES - 97.1% OF NET ASSETS

AEROSPACE/DEFENSE - 0.4%
Boeing Capital Corp., 6.100%, 3/01/11                                  $   100,000 $  111,073
                                                                                   ----------
ASSET-BACKED SECURITIES - 5.7%
Americredit Automobile Receivables Trust, Series 2004-BM, Class A4,
 2.670%, 3/07/11                                                            90,000     90,021
Chase Manhattan Auto Owner Trust, Series 2000-A, Class A4,
 6.260%, 6/15/07                                                           123,920    125,427
Chase Manhattan Auto Owner Trust, Series 2002-B, Class A3,
 3.580%, 5/15/06                                                           109,012    109,877
Countrywide Asset Backed Certificates, 3.438%, 12/25/18                    200,000    203,040
Residential Asset Mortgage Products, Inc., Series 2004 RZ1, Class AI3,
 2.870%, 8/25/30                                                           125,000    124,785
Residential Asset Mortgage Products, Inc., Series 2004 RZ1, Class AI5,
 4.070%, 7/25/32                                                           110,000    109,862
Residential Funding Mortgage Securities II, Series 2003-HI4, Class A4,
 4.590%, 4/25/18                                                           185,000    191,245
Residential Funding Mortgage Securities II, Series 2004 HI1, Class A4,
 4.140%, 9/25/11                                                           266,000    268,235
Residential Funding Mortgage Securities II, Series 2002-HI3, Class A5,
 5.420%, 2/25/16                                                           175,000    180,646
                                                                                   ----------
                                                                                    1,403,138
                                                                                   ----------
AUTOMOTIVE - 1.7%
Ford Motor Co., 6.375%, 2/01/29                                            165,000    146,910
General Motors Acceptance Corp., 6.875%, 9/15/11                           245,000    265,803
                                                                                   ----------
                                                                                      412,713
                                                                                   ----------
BANKING - 2.0%
Bank of America Corp., 7.400%, 1/15/11                                      85,000    102,028
J.P. Morgan Chase & Co., 6.750%, 2/01/11                                   140,000    163,250
U.S. Bancorp, 5.100%, 7/15/07                                               95,000    102,923
Wells Fargo & Co., 3.125%, 4/01/09                                         120,000    119,251
                                                                                   ----------
                                                                                      487,452
                                                                                   ----------
BROKERAGE - 1.7%
Bear Stearns Cos., Inc., 2.875%, 7/02/08                                   125,000    123,497
Goldman Sachs Group, Inc., 7.350%, 10/01/09                                 85,000    100,649
Lehman Brothers Holdings, Inc., 7.375%, 1/15/07                             90,000    102,526
Morgan Stanley Group, Inc., 6.875%, 3/01/07                                 90,000    101,470
                                                                                   ----------
                                                                                      428,142
                                                                                   ----------
CHEMICALS - 1.2%
Eastman Chemical Co., 6.300%, 11/15/18                                     115,000    124,028
Rohm & Haas Co., 7.850%, 7/15/29                                           128,000    163,372
                                                                                   ----------
                                                                                      287,400
                                                                                   ----------
CONSTRUCTION MACHINERY - 1.1%
Caterpillar Financial Services Corp., 4.875%, 6/15/07                       95,000    102,000
John Deere Capital Corp., 5.100%, 1/15/13                                  150,000    157,659
                                                                                   ----------
                                                                                      259,659
                                                                                   ----------
ELECTRIC - 4.2%
Consolidated Edison Company of New York, 5.625%, 7/01/12                   100,000    109,547
Constellation Energy Group, Inc., 7.600%, 4/01/32                          100,000    119,295
Dominion Resources, Inc., 5.700%, 9/17/12                                  145,000    156,175

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ELECTRIC - CONTINUED
Duke Energy Corp., 4.200%, 10/01/08                     $   160,000 $  163,872
Exelon Corp., 6.750%, 5/01/11                               100,000    114,348
MidAmerican Energy Holdings Co., 6.375%, 6/15/06             90,000     97,873
Pacific Gas & Electric Co., 6.050%, 3/01/34                 110,000    111,259
Progress Energy, Inc., 6.050%, 4/15/07                       50,000     54,523
Progress Energy, Inc., 6.750%, 3/01/06                       95,000    102,965
                                                                    ----------
                                                                     1,029,857
                                                                    ----------

ENTERTAINMENT - 0.7%
AOL Time Warner, Inc., 7.625%, 4/15/31                       50,000     58,496
Time Warner, Inc., 8.180%, 8/15/07                           90,000    104,936
                                                                    ----------
                                                                       163,432
                                                                    ----------
FOOD & BEVERAGE - 2.1%
Bottling Group LLC, 2.450%, 10/16/06                        100,000    100,815
ConAgra Foods, Inc., 6.750%, 9/15/11                         90,000    103,317
General Mills, Inc., 3.875%, 11/30/07                       105,000    108,205
Kellogg Co., Series B, 6.600%, 4/01/11                       90,000    104,142
Kraft Foods, Inc., 5.625%, 11/01/11                         100,000    108,437
                                                                    ----------
                                                                       524,916
                                                                    ----------
GOVERNMENT AGENCIES - 10.2%
Federal Farm Credit Bank, 2.375%, 10/02/06                  195,000    196,429
Federal Home Loan Bank, 2.500%, 3/15/06                     350,000    355,324
Federal Home Loan Bank, 4.500%, 9/16/13                     345,000    352,919
Federal Home Loan Mortgage Corp., 2.750%, 3/15/08           240,000    240,626
Federal Home Loan Mortgage Corp., 4.500%, 1/15/14           340,000    345,291
Federal National Mortgage Association, 3.250%, 11/15/07     355,000    363,107
Federal National Mortgage Association, 3.250%, 8/15/08      150,000    152,269
Federal National Mortgage Association, 3.250%, 2/15/09      150,000    151,239
Federal National Mortgage Association, 4.625%, 10/15/13     335,000    344,828
                                                                    ----------
                                                                     2,502,032
                                                                    ----------
INDEPENDENT/ENERGY - 0.9%
Devon Financing Corp., 6.875%, 9/30/11                      105,000    121,498
Union Oil Co., 7.500%, 2/15/29                               85,000    102,865
                                                                    ----------
                                                                       224,363
                                                                    ----------
INFORMATION/DATA TECHNOLOGY - 0.6%
Hewlett-Packard Co., 3.625%, 3/15/08                        140,000    143,096
                                                                    ----------
INTEGRATED/ENERGY - 0.9%
Conoco Funding Co., 6.350%, 10/15/11                         90,000    103,305
Pemex Project Funding Master Trust, 7.875%, 2/01/09         100,000    115,250
                                                                    ----------
                                                                       218,555
                                                                    ----------
MEDIA CABLE - 0.6%
Comcast Cable Communications, 6.750%, 1/30/11               140,000    158,935
                                                                    ----------
MEDIA NONCABLE - 0.4%
Clear Channel Communications, Inc., 4.250%, 5/15/09         100,000    102,158
                                                                    ----------
METALS & MINING - 0.6%
Alcoa, Inc., 6.000%, 1/15/12                                140,000    157,575
                                                                    ----------

                                                           FACE AMOUNT    VALUE +
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - 34.9%
Federal Home Loan Mortgage Corp., 4.500%, 2/01/19          $   249,065 $  252,556
Federal Home Loan Mortgage Corp., 5.500%, 1/01/19              549,669    573,290
Federal Home Loan Mortgage Corp., 6.000%, 7/01/33               45,315     47,114
Federal Home Loan Mortgage Corp., 6.500%, 12/15/14              80,377     80,921
Federal Home Loan Mortgage Corp., 6.500%, 1/01/27               13,184     13,892
Federal Home Loan Mortgage Corp., 6.500%, 5/01/32              130,287    136,920
Federal Home Loan Mortgage Corp., 7.500%, 9/01/08              240,468    254,916
Federal Home Loan Mortgage Corp., 8.000%, 7/01/25                3,086      3,365
Federal Home Loan Mortgage Corp., 8.000%, 12/01/26               7,513      8,182
Federal National Mortgage Association, 4.500%, 8/01/33         504,651    493,709
Federal National Mortgage Association, 4.500%, 4/01/34         250,000    244,562
Federal National Mortgage Association, 5.500%, 2/01/18         216,489    225,775
Federal National Mortgage Association, 5.500%, 4/01/18         237,709    247,841
Federal National Mortgage Association, 5.500%, 10/01/18        112,200    116,983
Federal National Mortgage Association, 5.500%, 5/01/33         255,011    261,425
Federal National Mortgage Association, 5.500%, 6/01/33         451,539    463,307
Federal National Mortgage Association, 5.500%, 7/01/33         654,195    671,012
Federal National Mortgage Association, 5.500%, 12/01/33        423,599    434,254
Federal National Mortgage Association, 5.500%, 4/01/34         250,000    256,283
Federal National Mortgage Association, 6.000%, 11/01/16        132,333    139,463
Federal National Mortgage Association, 6.000%, 10/01/17        216,589    228,285
Federal National Mortgage Association, 6.000%, 5/01/18         349,415    368,283
Federal National Mortgage Association, 6.000%, 6/01/32          41,637     43,353
Federal National Mortgage Association, 6.000%, 7/01/33         290,599    302,576
Federal National Mortgage Association, 6.000%, 9/01/33          79,541     82,820
Federal National Mortgage Association, 6.000%, 10/01/33        277,084    288,504
Federal National Mortgage Association, 6.500%, 11/25/14        124,673    125,767
Federal National Mortgage Association, 6.500%, 7/01/32          31,249     32,831
Federal National Mortgage Association, 6.500%, 8/01/32          97,068    101,981
Federal National Mortgage Association, 6.500%, 9/01/32         128,268    134,761
Federal National Mortgage Association, 6.500%, 10/01/33        669,715    703,623
Federal National Mortgage Association, 7.000%, 4/01/16         124,104    132,840
Federal National Mortgage Association, 7.500%, 1/01/27          12,676     13,615
Federal National Mortgage Association, 7.500%, 12/01/30         44,107     47,278
Federal National Mortgage Association, 7.500%, 6/01/31          30,052     32,213
Federal National Mortgage Association, 7.500%, 3/01/32          62,074     66,516
Federal National Mortgage Association, 8.000%, 6/01/15          92,342     99,355
Government National Mortgage Association, 5.500%, 7/20/33      281,725    289,673
Government National Mortgage Association, 6.000%, 11/20/33     193,224    201,623
Government National Mortgage Association, 6.500%, 4/15/26       16,327     17,292
Government National Mortgage Association, 6.500%, 5/15/32      116,582    123,094
Government National Mortgage Association, 6.500%, 5/15/32       59,802     63,143
Government National Mortgage Association, 7.000%, 4/15/31       40,143     42,777
Government National Mortgage Association, 7.000%, 7/15/31       44,381     47,293
Government National Mortgage Association, 8.500%, 4/15/23       11,036     12,261
Government National Mortgage Association, 8.500%, 4/15/30       37,579     41,128
Government National Mortgage Association, 9.500%, 9/15/20       15,522     17,415
                                                                       ----------
                                                                        8,586,070
                                                                       ----------
NON CAPTIVE CONSUMER - 0.9%
Capital One Bank, 5.125%, 2/15/14                              105,000    105,373
Household Finance Corp., 7.200%, 7/15/06                       100,000    111,023
                                                                       ----------
                                                                          216,396
                                                                       ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                  FACE AMOUNT    VALUE +
------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

NON CAPTIVE DIVERSIFIED - 0.9%
General Electric Capital Corp., 6.750%, 3/15/32   $   195,000 $  225,258
                                                              ----------
OIL FIELD SERVICES - 1.5%
Ensco International, Inc., 6.750%, 11/15/07           100,000    112,579
Halliburton Co., 8.750%, 2/15/21                      125,000    156,513
Transocean Sedco Forex, Inc., 6.750%, 4/15/05         100,000    104,635
                                                              ----------
                                                                 373,727
                                                              ----------
PAPER - 1.0%
International Paper Co., 6.750%, 9/01/11              100,000    113,718
Weyerhaeuser Co., 6.750%, 3/15/12                     110,000    124,261
                                                              ----------
                                                                 237,979
                                                              ----------
PHARMACEUTICALS - 1.0%
Schering-Plough Corp., 5.300%, 12/01/13               145,000    151,235
Wyeth, 5.500%, 3/15/13                                100,000    104,965
                                                              ----------
                                                                 256,200
                                                              ----------
PIPELINES - 1.5%
Columbia Gas Systems, Inc., 7.050%, 11/28/07           90,000     97,177
Kinder Morgan Energy Partners LP, 7.125%, 3/15/12     100,000    116,885
Kinder Morgan, Inc., 6.500%, 9/01/12                  145,000    162,730
                                                              ----------
                                                                 376,792
                                                              ----------
RAILROADS - 1.0%
CSX Corp., 4.875%, 11/01/09                            25,000     26,316
Norfolk Southern Corp., 6.750%, 2/15/11                90,000    104,041
Union Pacific Corp., 3.875%, 2/15/09                  110,000    111,807
                                                              ----------
                                                                 242,164
                                                              ----------
REAL ESTATE INVESTMENT TRUSTS - 0.9%
EOP Opererating LP, 6.625%, 3/15/12                    95,000    108,274
Simon Property Group LP, 6.375%, 11/15/07              95,000    106,785
                                                              ----------
                                                                 215,059
                                                              ----------
RETAILERS - 0.9%
Target Corp, 3.375%, 3/01/08                          100,000    102,033
Wal-Mart Stores, Inc., 4.550%, 5/01/13                130,000    131,870
                                                              ----------
                                                                 233,903
                                                              ----------
SOVEREIGNS - 0.4%
United Mexican States, 6.375%, 1/16/13                100,000    108,300
                                                              ----------
SUPERMARKETS - 0.4%
Albertson's, Inc., 7.500%, 2/15/11                     95,000    111,491
                                                              ----------
TOBACCO - 0.9%
Altria Group, Inc., 7.000%, 11/04/13                  100,000    110,204
Loews Corp., 5.250%, 3/15/16                          105,000    103,713
                                                              ----------
                                                                 213,917
                                                              ----------
TREASURIES - 13.4%
U.S. Treasury Bonds, 5.250%, 11/15/28                 645,000    680,978
U.S. Treasury Bonds, 6.000%, 2/15/26                  330,000    382,594
U.S. Treasury Notes, 2.000%, 5/15/06                  765,000    771,126
U.S. Treasury Notes, 2.625%, 11/15/06                 950,000    968,704
U.S. Treasury Notes, 3.250%, 8/15/07                  470,000    486,652
                                                              ----------
                                                               3,290,054
                                                              ----------

                                                               FACE AMOUNT      VALUE +
---------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELINES - 2.5%
British Telecommunications Plc, 8.875%, 12/15/30            $      125,000 $   166,779
Deutsche Telekom International Finance BV, 5.250%, 7/22/13         100,000     104,105
Sprint Capital Corp., 6.125%, 11/15/08                             125,000     137,786
Telecom Italia Capital, 5.250%, 11/15/13 144A                      100,000     103,124
Verizon Pennsylvania, Inc., Series A, 5.650%, 11/15/11              99,000     106,534
                                                                           -----------
                                                                               618,328
                                                                           -----------

TOTAL BONDS AND NOTES
 (Identified Cost $23,525,912)                                              23,920,134
                                                                           -----------

SHORT-TERM INVESTMENT - 6.9% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 3/31/04 at 0.350% to be repurchased at
$1,708,017 on 4/01/04 collateralized by
$1,735,000 U.S. Treasury Note, 1.750% due
12/31/04 with a value of $1,743,675                              1,708,000   1,708,000
                                                                           -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $1,708,000)                                                1,708,000
                                                                           -----------

TOTAL INVESTMENTS - 104.0%
 (Identified Cost $25,233,912)@                                             25,628,134
 Liabilities, Less Cash and Other Assets--(4.0%)                              (995,274)
                                                                           -----------

NET ASSETS - 100%                                                          $24,632,860
                                                                           -----------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $ 25,295,736 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 374,201 and $ 41,803, respectively, resulting in net unrealized appreciation of $ 332,398.
   At September 30, 2003, the fund had a capital loss carryover of approximately $563,440 which expires between September 30, 2009 and September 30, 2010. This may be available to offset future realized capital gains if any, to the extent provided by regulations.

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES BOND FUND


                                                            FACE AMOUNT     VALUE +
-----------------------------------------------------------------------------------

BONDS AND NOTES - 93.1% OF NET ASSETS

NON-CONVERTIBLE BONDS - 87.6%

AIRLINES - 1.5%
American Airlines, Inc., 6.978%, 4/01/11                USD   3,510,792 $ 3,586,664
American Airlines, Inc., Series 1999-1, 7.024%, 4/15/11       1,000,000   1,015,233
Continental Airlines, Inc., 6.703%, 12/15/22                  4,919,613   4,842,125
Continental Airlines, Inc., Series 1999-1C,
 6.954%, 8/02/09                                              2,007,892   1,737,007
Continental Airlines, Inc., Series 1997-4A,
 6.900%, 1/02/18                                              2,998,300   2,989,729
Continental Airlines, Inc., Series 1998-1A,
 6.648%, 9/15/17                                              6,920,392   6,770,937
Continental Airlines, Inc., Series 1999-1A,
 6.545%, 2/02/19                                              2,870,256   2,827,251
Continental Airlines, Inc., Series 1999-1B,
 6.795%, 8/02/18                                                236,654     204,062
Continental Airlines, Inc., Series 2000-2,
 7.487%, 4/02/12                                                825,000     841,286
Continental Airlines, Inc., Series 2000-2,
 7.707%, 10/02/22                                             5,648,203   5,734,655
Continental Airlines, Inc., Series 98-1, Class B,
 6.748%, 3/15/17                                                464,669     385,276
Continental Airlines, Inc., Series 99-2, Class B,
 7.566%, 3/15/20                                              2,020,954   1,739,204
Delta Air Lines, Inc., 8.300%, 12/15/29                       8,240,000   4,738,000
US Airways, 6.850%, 1/30/18                                   1,311,530   1,238,342
                                                                        -----------
                                                                         38,649,771
                                                                        -----------
AUTOMOTIVE - 1.3%
Cummins Engine Co., Inc., 7.125%, 3/01/28                     3,000,000   2,970,000
Dana Corp., 7.000%, 3/01/29                                   2,400,000   2,394,000
Dana Corp., 9.000%, 8/15/11                                   3,200,000   4,573,893
Ford Motor Co., 6.375%, 2/01/29                               1,500,000   1,335,544
Ford Motor Co., 6.625%, 10/01/28                              1,500,000   1,378,869
Ford Motor Credit Co., 7.250%, 2/22/05                  GBP   5,250,000   9,799,713
Ford Motor Credit Co., 7.375%, 10/28/09                 USD     500,000     548,822
General Motors Acceptance Corp., 5.125%, 5/09/08              2,040,000   2,123,501
General Motors Acceptance Corp., 6.375%, 12/07/07       GBP     500,000     924,548
General Motors Acceptance Corp., 6.875%, 8/28/12        USD     200,000     216,027
General Motors Acceptance Corp., 7.000%, 12/07/05       GBP   4,315,000   8,117,282
General Motors Corp., 6.750%, 5/01/28                   USD     500,000     490,070
                                                                        -----------
                                                                         34,872,269
                                                                        -----------
BANKING - 1.0%
Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A           16,880,000  19,419,056
Keycorp Capital II, 6.875%, 3/17/29                           6,500,000   7,073,202
                                                                        -----------
                                                                         26,492,258
                                                                        -----------
CHEMICALS - 1.0%
Freeport McMoran Resources, Inc., 7.000%, 2/15/08               775,000     813,750
IMC Global, Inc., 6.875%, 7/15/07                             5,990,000   6,289,500
IMC Global, Inc., 7.300%, 1/15/28                             9,065,000   9,563,575
IMC Global, Inc., 7.375%, 8/01/18                             7,525,000   8,014,125
                                                                        -----------
                                                                         24,680,950
                                                                        -----------

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

CONSUMER PRODUCTS - 0.5%
Bausch & Lomb, Inc., 7.125%, 8/01/28                 USD  12,205,000 $12,856,527
Hasbro, Inc., 6.600%, 7/15/28                                500,000     513,750
                                                                     -----------
                                                                      13,370,277
                                                                     -----------
ELECTRIC - 2.9%
AES Corp., 7.750%, 3/01/14                                 4,375,000   4,380,469
AES Corp., 8.375%, 3/01/11                           GBP   1,390,000   2,485,928
AES Corp., 8.875%, 2/15/11                           USD     315,000     336,262
AES Corp., 8.875%, 11/01/27                               10,985,000  10,655,450
Calpine Corp., 7.750%, 4/15/09                             2,625,000   1,863,750
Calpine Corp., 7.875%, 4/01/08                             1,000,000     728,750
Calpine Corp., 8.500%, 2/15/11                             1,000,000     735,000
Calpine Corp., 8.750%, 7/15/13 144A                        9,185,000   8,404,275
Commonwealth Edison Co., 4.750%, 12/01/11                    605,000     618,797
Empresa Nacional de Electricidad SA (Endesa-Chile),
 7.875%, 2/01/27                                          10,143,000  10,552,848
Enersis SA, 6.900%, 12/01/06                               4,212,000   4,522,045
Enersis SA, 7.375%, 1/15/14 144A                           1,650,000   1,710,633
Enersis SA, 7.400%, 12/01/16                               7,650,000   7,843,644
Power Receivables Finance LLC, 6.290%, 1/01/12 144A        3,554,440   3,781,675
Quezon Power Philippines Co., 8.860%, 6/15/17              7,382,813   6,570,703
Salton Sea Funding Corp., Series E, 8.300%, 5/30/11        2,132,775   2,404,704
Salton Sea Funding Corp., Series F, 7.475%, 11/30/18         228,765     255,645
Southern California Edison Co., 6.650%, 4/01/29            4,550,000   4,932,223
Southern California Edison Co., 7.625%, 1/15/10            2,000,000   2,378,826
Texas-New Mexico Power Co., 6.250%, 1/15/09                1,000,000   1,062,041
                                                                     -----------
                                                                      76,223,668
                                                                     -----------
ELECTRONICS - 3.5%
Corning Glass, 7.000%, 3/15/07                             2,275,000   2,277,844
Corning Glass, 8.875%, 3/15/16                               825,000     975,442
Corning, Inc., 5.625%, 2/18/05 144A                  EUR   2,104,000   2,637,729
Corning, Inc., 5.900%, 3/15/14                       USD   1,600,000   1,584,000
Corning, Inc., 6.200%, 3/15/16                             2,500,000   2,481,250
Corning, Inc., 6.250%, 2/18/10 144A                  EUR   1,500,000   1,880,971
Corning, Inc., 6.750%, 9/15/13                       USD  13,600,000  14,287,643
Corning, Inc., 6.850%, 3/01/29                             2,550,000   2,370,284
Lucent Technologies, Inc., 6.450%, 3/15/29                48,420,000  40,914,900
Lucent Technologies, Inc., 6.500%, 1/15/28                   500,000     421,250
Motorola, Inc., 5.800%, 10/15/08                             450,000     478,810
Motorola, Inc., 6.500%, 11/15/28                           3,749,000   3,805,554
Motorola, Inc., 7.625%, 11/15/10                             600,000     698,142
Nortel Networks Corp., 6.875%, 9/01/23                     8,107,000   7,742,185
Northern Telecom Capital Corp., 7.875%, 6/15/26            1,750,000   1,793,750
Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A        5,400,000   6,065,669
                                                                     -----------
                                                                      90,415,423
                                                                     -----------
FOOD & BEVERAGE - 0.5%
Borden, Inc., 7.875%, 2/15/23                             10,282,000   9,767,900
Borden, Inc., 9.200%, 3/15/21                              2,925,000   3,071,250
Borden, Inc., 9.250%, 6/15/19                              1,325,000   1,338,250
                                                                     -----------
                                                                      14,177,400
                                                                     -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                        FACE AMOUNT      VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

FOREIGN LOCAL GOVERNMENTS - 8.5%
Milit-Air, Inc., 5.750%, 6/30/19                    CAD   6,145,004 $  5,010,963
New Brunswick FM Project, 6.470%, 11/30/27                9,913,941    8,394,914
Ontario Hydro, Zero Coupon Bond, 11/27/20                 1,507,000      451,600
Province of Alberta, 5.930%, 9/16/16                     25,160,789   21,044,876
Province of British Columbia, Zero Coupon
 Bond, 6/09/14                                           10,000,000    4,664,381
Province of British Columbia, Zero Coupon
 Bond, 6/09/22                                           48,708,000   13,514,350
Province of British Columbia, 5.250%, 12/01/06           21,460,000   17,383,851
Province of British Columbia, 6.000%, 6/09/08            11,745,000    9,848,670
Province of Manitoba, 5.750%, 6/02/08                     8,475,000    7,042,255
Province of Manitoba, 6.500%, 9/22/17                    34,300,000   30,187,973
Province of Manitoba, 7.750%, 12/22/25                   39,245,000   38,918,145
Province of Manitoba (Certificate of Deposit), Zero
 Coupon Bond, 7/22/13                                     2,500,000    1,210,653
Province of Newfoundland, 6.150%, 4/17/28                 2,500,000    2,043,719
Province of Ontario, 3.500%, 9/08/06                     52,020,000   40,395,125
Province of Ontario, 5.900%, 3/08/06                      8,755,000    7,101,400
Province of Saskatchewan, Zero Coupon Bond, 4/10/14      27,000,000   12,629,832
Province of Saskatchewan, 5.500%, 6/02/08                   775,000      638,378
                                                                    ------------
                                                                     220,481,085
                                                                    ------------
GOVERNMENT AGENCIES - 10.5%
Federal Home Loan Mortgage Corp., 3.220%, 6/20/07   SGD   9,250,000    5,765,642
Federal Home Loan Mortgage Corp., 4.625%, 2/15/07   EUR  32,500,000   42,168,267
Federal Home Loan Mortgage Corp., 5.500%, 9/15/11   USD  15,000,000   16,585,095
Federal National Mortgage Association, Zero Coupon
 Bond, 10/29/07                                     NZD 103,925,000   56,528,657
Federal National Mortgage Association,
 2.290%, 2/19/09                                    SGD 145,900,000   86,827,755
Federal National Mortgage Association,
 5.250%, 1/15/09                                    USD  31,665,000   34,784,414
Federal National Mortgage Association,
 5.375%, 11/15/11                                         7,700,000    8,452,968
Federal National Mortgage Association,
 5.500%, 3/15/11                                          5,000,000    5,539,075
Federal National Mortgage Association,
 6.375%, 8/15/07                                    AUD  21,000,000   16,480,048
                                                                    ------------
                                                                     273,131,921
                                                                    ------------
HEALTHCARE - 1.2%
Columbia/HCA Healthcare Corp., 7.050%, 12/01/27     USD   6,825,000    6,839,728
Columbia/HCA Healthcare Corp., 7.190%, 11/15/15           4,500,000    4,958,690
Columbia/HCA Healthcare Corp., 7.500%, 12/15/23           1,965,000    2,073,185
Columbia/HCA Healthcare Corp., 7.580%, 9/15/25            1,300,000    1,378,510
Columbia/HCA Healthcare Corp., 7.690%, 6/15/25            5,000,000    5,360,090
Columbia/HCA Healthcare Corp., 7.750%, 7/15/36            1,000,000    1,071,073
HCA, Inc., 5.750%, 3/15/14                                2,750,000    2,747,753
HCA, Inc., 6.250%, 2/15/13                                3,000,000    3,125,994
HCA, Inc., 6.300%, 10/01/12                               2,500,000    2,620,375
HCA, Inc., 7.500%, 11/06/33                               1,000,000    1,064,621
                                                                    ------------
                                                                      31,240,019
                                                                    ------------

                                                        FACE AMOUNT     VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

HOME CONSTRUCTION - 0.3%
Pulte Corp., 7.300%, 10/24/05                       USD   1,000,000 $ 1,079,760
Pulte Corp., 7.625%, 10/15/17                             1,100,000   1,306,027
Pulte Homes, Inc., 6.375%, 5/15/33                        2,000,000   1,993,262
Pulte Homes, Inc., 7.875%, 6/15/32                        1,900,000   2,261,127
                                                                    -----------
                                                                      6,640,176
                                                                    -----------
INFORMATION/DATA TECHNOLOGY - 1.4%
Arrow Electronics, Inc., 6.875%, 7/01/13                 17,380,000  18,881,058
Arrow Electronics, Inc., 6.875%, 6/01/18                    250,000     266,452
Xerox Capital Trust I, 8.000%, 2/01/27                   16,480,000  16,191,600
Xerox Corp., 7.200%, 4/01/16                                310,000     322,400
                                                                    -----------
                                                                     35,661,510
                                                                    -----------
INTEGRATED/ENERGY - 1.9%
Cerro Negro Finance Ltd., 7.330%, 12/01/09 144A           1,064,000   1,053,360
Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A          30,175,000  25,799,625
PDVSA Finance Ltd., 7.400%, 8/15/16                       3,000,000   2,572,500
PDVSA Finance Ltd., 7.500%, 11/15/28                      1,000,000     805,000
PDVSA Finance Ltd., 9.375%, 11/15/07                      2,504,000   2,629,200
Pemex Project Funding Master Trust, 8.625%, 2/01/22       1,580,000   1,824,900
Petrozuata Finance, Inc., 7.630%, 4/01/09 144A            3,620,000   3,583,800
Petrozuata Finance, Inc., 8.220%, 4/01/17 144A           11,450,000  10,419,500
Phillips 66 Capital Trust II, 8.000%, 1/15/37             1,000,000   1,167,439
                                                                    -----------
                                                                     49,855,324
                                                                    -----------
LIFE INSURANCE - 1.3%
ASIF Global Financing XXVII, 2.380%, 2/26/09 144A   SGD  38,400,000  22,773,480
Provident Companies, Inc., 7.000%, 7/15/18          USD     500,000     477,858
Provident Companies, Inc., 7.250%, 3/15/28                5,550,000   5,222,628
UnumProvident Corp., 6.750%, 12/15/28                     2,000,000   1,849,628
UnumProvident Corp., 7.375%, 6/15/32                      4,250,000   4,059,817
                                                                    -----------
                                                                     34,383,411
                                                                    -----------
LODGING - 0.4%
Host Marriott Corp., Series B, 7.875%, 8/01/08            1,000,000   1,038,750
ITT Corp., 7.375%, 11/15/15                               2,500,000   2,700,000
La Quinta Properties, Inc., 8.875%, 3/15/11                 750,000     847,500
La Quinta Corp., 7.000%, 8/15/07                          5,500,000   5,802,500
                                                                    -----------
                                                                     10,388,750
                                                                    -----------
MEDIA CABLE - 0.8%
Charter Communications Holdings LLC,
 9.625%, 11/15/09                                        16,675,000  14,090,375
Charter Communications Holdings LLC,
 10.000%, 4/01/09                                           500,000     427,500
Charter Communications Holdings LLC,
 10.000%, 5/15/11                                         1,100,000     913,000
Comcast Corp., 5.500%, 3/15/11                            3,000,000   3,190,194
CSC Holdings, Inc., 7.875%, 2/15/18                       1,550,000   1,662,375
Shaw Comunications, Inc., 7.500%, 11/20/13          CAD     930,000     754,346
                                                                    -----------
                                                                     21,037,790
                                                                    -----------
METALS & MINING - 0.4%
Vale Overseas Ltd., 8.250%, 1/17/34                 USD  10,730,000   9,817,950
                                                                    -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                          FACE AMOUNT     VALUE +
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - 0.0%
Federal Home Loan Mortgage Corp., 5.000%, 12/01/31    USD     696,372 $   700,328
                                                                      -----------
NON CAPTIVE DIVERSIFIED - 0.1%
General Electric Capital Corp., 1.725%, 6/27/08       SGD   4,250,000   2,468,105
                                                                      -----------
OIL FIELD SERVICES - 0.3%
Pecom Energia SA, 8.125%, 7/15/10 144A                USD   5,640,000   5,781,000
Trico Marine Services, Inc., 8.875%, 5/15/12                5,030,000   2,615,600
                                                                      -----------
                                                                        8,396,600
                                                                      -----------
PACKAGING - 0.0%
Owens-Illinois, Inc., 7.800%, 5/15/18                         740,000     684,500
                                                                      -----------
PAPER - 2.4%
Abitibi-Consolidated, Inc., 7.500%, 4/01/28                 1,500,000   1,371,615
Boise Cascade Corp., 7.350%, 2/01/16                        1,975,000   2,088,349
Boise Cascade Corp., Series A, 7.450%, 8/10/11             18,400,000  19,439,729
Fort James Corp., 7.750%, 11/15/23                          2,500,000   2,650,000
Georgia-Pacific Corp. (Timber Group),
 7.250%, 6/01/28                                            5,165,000   5,061,700
Georgia-Pacific Group, 7.375%, 12/01/25                    15,885,000  15,726,150
Georgia-Pacific Group, 7.750%, 11/15/29                    13,855,000  14,062,825
Tembec Industries, Inc., 7.750%, 3/15/12                    1,000,000     965,000
                                                                      -----------
                                                                       61,365,368
                                                                      -----------
PHARMACEUTICALS - 0.4%
Pharma Services Intermediate Holding Corp.,
 Zero Coupon Bond, 4/01/14
 (step to 11.500% on 4/01/09) 144A#                        17,500,000  10,018,750
                                                                      -----------
PIPELINES - 2.4%
Coastal Corp., 6.950%, 6/01/28                              5,620,000   4,172,850
El Paso Corp., 5.750%, 3/14/06                             12,845,000  14,621,523
El Paso Corp., 7.000%, 5/15/11                                200,000     171,500
El Paso Corp., 7.750%, 1/15/32                                500,000     401,250
KN Capital Trust, 7.630%, 4/15/28                          15,750,000  18,159,388
Southern Natural Gas Co., 7.350%, 2/15/31                   1,500,000   1,440,000
Tennessee Gas Pipeline Co., 7.000%, 10/15/28               13,625,000  12,739,375
Tennessee Gas Pipeline Co., 7.500%, 4/01/17                 1,700,000   1,755,250
Williams Cos., Inc., 7.500%, 1/15/31                        9,575,000   9,239,875
Williams Holdings of Delaware, 6.500%, 12/01/08             1,050,000   1,090,687
                                                                      -----------
                                                                       63,791,698
                                                                      -----------
PROPERTY & CASUALTY INSURANCE - 0.1%
Aon Corp., 7.375%, 12/14/12                                 2,500,000   2,942,430
                                                                      -----------
RAILROADS - 0.5%
Missouri Pacific Railroad Co., 5.000%, 1/01/45              7,346,000   5,445,222
TFM SA de CV, 11.750%, 6/15/09                              6,165,000   6,195,825
                                                                      -----------
                                                                       11,641,047
                                                                      -----------
REAL ESTATE INVESTMENT TRUSTS - 1.9%
AMB Property Corp., 7.500%, 6/30/18                         7,500,000   8,962,583
First Industrial LP, 7.500%, 12/01/17                       8,400,000   9,796,676
First Industrial LP, 7.600%, 7/15/28                       15,250,000  16,831,974
Health Care Property Investors, Inc., 6.000%, 3/01/15         500,000     539,362
Highwoods Realty LP, 7.500%, 4/15/18                        5,640,000   6,324,318

                                                         FACE AMOUNT      VALUE +
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Spieker Properties, Inc., 7.500%, 10/01/27           USD   2,098,000 $  2,382,010
TriNet Corporate Realty Trust, Inc., 7.700%, 7/15/17       5,000,000    5,537,500
                                                                     ------------
                                                                       50,374,423
                                                                     ------------
RESTAURANTS - 0.1%
McDonald's Corp., 3.627%, 10/10/10                   SGD   3,000,000    1,831,516
                                                                     ------------
RETAILERS - 1.4%
Dillard's, Inc., 7.750%, 5/15/27                     USD   1,000,000    1,000,000
Dillard's, Inc., 6.625%, 1/15/18                             860,000      844,950
Dillard's, Inc., 7.000%, 12/01/28                          1,125,000    1,057,500
Dillard's, Inc., 7.750%, 7/15/26                           7,182,000    7,325,640
J.C. Penney Co., Inc., 6.875%, 10/15/15                      720,000      793,800
J.C. Penney Co., Inc., 7.125%, 11/15/23                    3,386,000    3,826,180
J.C. Penney Co., Inc., 7.650%, 8/15/16                     2,620,000    3,058,850
J.C. Penney Co., Inc., 7.950%, 4/01/17                     3,500,000    4,138,750
J.C. Penney Co., Inc., 8.125%, 4/01/27                     9,450,000   10,631,250
Woolworth Corp., 8.500%, 1/15/22                           4,475,000    5,017,594
                                                                     ------------
                                                                       37,694,514
                                                                     ------------
SOVEREIGNS - 14.1%
Bangko Sentral Pilipinas, 8.600%, 6/15/27                  6,300,000    5,670,000
Canadian Government, 3.500%, 6/01/04                 CAD  32,350,000   24,707,132
Canadian Government, 4.500%, 9/01/07                      69,350,000   55,413,416
Canadian Government, 6.000%, 9/01/05                     104,590,000   83,931,015
Canadian Government, 6.000%, 6/01/08                      50,000,000   42,126,719
Petroleos Mexicanos, 8.625%, 12/01/23 144A           USD   6,485,000    7,457,750
PF Export Receivables Master Trust,
 6.436%, 6/01/15 144A                                      2,770,909    2,850,905
Republic of Argentina, 8.875%, 3/01/29^                    1,000,000      227,500
Republic of Brazil, 8.250%, 1/20/34                       37,005,000   31,454,250
Republic of Brazil, 8.875%, 4/15/24                       32,625,000   29,851,875
Republic of Brazil, 10.125%, 5/15/27                       6,181,000    6,255,172
Republic of Brazil C Bond, 8.000%, 4/15/14                33,124,788   32,296,668
Republic of Dominican, 9.040%, 1/23/13 144A                5,295,000    3,812,400
Republic of Peru, 4.500%, 3/07/17
 (step to 5.000% on 3/07/05)#                              3,075,000    2,675,250
Republic of South Africa, 12.500%, 12/21/06          ZAR   5,690,000      967,081
Republic of South Africa, 13.500%, 9/15/15                10,740,000    2,145,406
Republic of Uruguay, 7.500%, 3/15/15                 USD   4,356,000    3,757,050
Republic of Uruguay, 7.875%, 1/15/33                       4,104,544    3,078,408
Republic of Venezuela, 9.250%, 9/15/27                    19,635,000   17,455,515
SP Powerassets Ltd., 3.730%, 10/22/10                SGD   1,000,000      620,286
Tenaga Nasional Berhad, 7.500%, 11/01/25 144A        USD   6,915,000    7,631,028
United Mexican States, 5.375%, 6/10/13               EUR   1,500,000    1,857,898
United Mexican States, 8.375%, 1/14/11               USD   1,000,000    1,212,000
                                                                     ------------
                                                                      367,454,724
                                                                     ------------
SOVEREIGNS NON-CALLABLE - 3.4%
Government of Sweden, 5.250%, 3/15/11                SEK  10,000,000    1,436,016
Government of Sweden, 6.500%, 5/05/08                     52,835,000    7,872,352
Kingdom of Norway, 5.500%, 5/15/09                   NOK  84,935,000   13,518,042
Kingdom of Norway, 6.750%, 1/15/07                       411,485,000   66,291,799
                                                                     ------------
                                                                       89,118,209
                                                                     ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                          FACE AMOUNT      VALUE +
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

SUPRANATIONAL - 4.3%
Eurofima, 6.250%, 12/28/18                            AUD   6,000,000 $  4,726,047
Eurofima, 6.500%, 8/22/11                                   5,360,000    4,223,305
International Bank for Reconstruction & Development,
 Zero Coupon Bond, 8/20/07                            NZD 152,375,000   83,479,166
International Bank for Reconstruction & Development,
 5.500%, 11/3/08                                            9,500,000    6,250,601
International Bank for Reconstruction & Development,
 8.000%, 5/23/07                                           19,000,000   13,407,728
                                                                      ------------
                                                                       112,086,847
                                                                      ------------
TAXABLE MUNICIPAL - 0.1%
Orange County, California Pension Obligation, Zero
 Coupon Bond, 9/01/16                                 USD   5,000,000    2,632,050
                                                                      ------------
TEXTILE - 0.1%
Kellwood Co., 7.625%, 10/15/17                              2,500,000    2,762,500
Phillips-Van Heusen Corp., 7.750%, 11/15/23                 1,000,000    1,035,000
                                                                      ------------
                                                                         3,797,500
                                                                      ------------
TOBACCO - 0.5%
Altria Group, Inc., 7.000%, 11/04/13                       11,000,000   12,122,451
                                                                      ------------
TRANSPORTATION SERVICES - 1.8%
American President Cos. Ltd., 8.000%, 1/15/24              19,104,000   18,053,280
Atlas Air Worldwide Holdings, Inc., 7.200%, 1/02/19++       4,535,138    4,254,823
Atlas Air, Inc., Series 1999-1A, 6.880%, 1/02/11++          1,800,000    1,660,406
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/15++          4,376,407    2,536,651
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/11++            249,713       95,053
Atlas Air, Inc., Series 2000-1, Class A, 8.707%,
 1/02/20++                                                  2,598,582    2,485,803
Atlas Air, Inc., Series A, 7.380%, 1/02/18++               14,893,700   14,138,292
Atlas Air, Inc., Series B, 7.680%, 1/02/14++                6,606,427    3,956,325
                                                                      ------------
                                                                        47,180,633
                                                                      ------------
TREASURIES - 11.1%
U.S. Treasury Notes, 1.625%, 9/30/05                        2,325,000    2,335,535
U.S. Treasury Notes, 1.625%, 10/31/05                      45,000,000   45,179,280
U.S. Treasury Notes, 1.625%, 2/28/06                       75,000,000   75,117,150
U.S. Treasury Notes, 1.875%, 12/31/05                     162,100,000  163,233,403
U.S. Treasury Notes, 2.375%, 8/15/06                        2,500,000    2,536,817
                                                                      ------------
                                                                       288,402,185
                                                                      ------------
WIRELESS - 0.0%
Nextel Communications, Inc., 9.500%, 2/01/11                  500,000      570,000
                                                                      ------------
WIRELINES - 3.7%
AT&T Corp., 6.750%, 11/21/06                          EUR   3,750,000    5,010,168
Colt Telecom Group Plc, 7.625%, 12/15/09                    1,500,000    1,845,900
Deutsche Telekom International Finance BV,
 7.125%, 7/11/11                                            3,000,000    4,282,309
Philippine Long Distance Telephone Co.,
 8.350%, 3/06/17                                      USD  12,579,000   11,446,890
Philippine Long Distance Telephone Co.,
 11.375%, 5/15/12                                             925,000    1,040,625
Qwest Capital Funding, Inc., 6.375%, 7/15/08                  625,000      556,250
Qwest Capital Funding, Inc., 7.000%, 8/03/09                2,700,000    2,369,250

                                                        FACE AMOUNT        VALUE +
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELINES - CONTINUED
Qwest Capital Funding, Inc., 7.625%, 8/03/21        USD   4,930,000 $    4,141,200
Qwest Capital Funding, Inc., 7.750%, 2/15/31             13,475,000     11,049,500
Qwest Capital Funding, Inc., 7.900%, 8/15/10              2,000,000      1,800,000
Qwest Corp., 5.625%, 11/15/08                               750,000        748,125
Qwest Corp., 6.875%, 9/15/33                              1,025,000        907,125
Qwest Corp., 7.250%, 9/15/25                              7,100,000      6,603,000
Qwest Corp., 7.500%, 6/15/23                              2,325,000      2,173,875
Sprint Capital Corp., 6.875%, 11/15/28                   11,075,000     11,501,288
Sprint Capital Corp., 7.900%, 3/15/05                     1,100,000      1,162,860
Telekom Malaysia Berhad, 7.875%, 8/01/25 144A               500,000        590,769
US West Capital Funding, Inc., 6.500%, 11/15/18           5,925,000      4,710,375
US West Capital Funding, Inc., 6.875%, 7/15/28           32,200,000     24,955,000
                                                                    --------------
                                                                        96,894,509
                                                                    --------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $2,050,870,532)                                    2,283,688,339
                                                                    --------------

CONVERTIBLE BONDS - 5.5%
ELECTRONICS - 0.8%
Amkor Technology, Inc., 5.000%, 3/15/07                   1,150,000      1,105,438
Corning, Inc., 3.500%, 11/01/08                           6,100,000      7,815,625
Nortel Networks Corp., 4.250%, 9/01/08                   11,510,000     11,697,037
Richardson Electronics Ltd., 7.250%, 12/15/06               450,000        445,500
                                                                    --------------
                                                                        21,063,600
                                                                    --------------
INDEPENDENT/ENERGY - 0.2%
Devon Energy Corp., 4.900%, 8/15/08                       1,400,000      1,438,500
Devon Energy Corp., 4.950%, 8/15/08                       2,600,000      2,671,500
                                                                    --------------
                                                                         4,110,000
                                                                    --------------
INFORMATION/DATA TECHNOLOGY - 0.6%
Infineon Tech, 4.250%, 2/06/07                      EUR   8,850,000     10,713,831
Maxtor Corp., 5.750%, 3/01/12                       USD   6,895,000      6,067,600
                                                                    --------------
                                                                        16,781,431
                                                                    --------------
MEDIA CABLE - 0.3%
Rogers Communications, Inc., 2.000%, 11/26/05             6,775,000      6,402,375
                                                                    --------------
PHARMACEUTICALS - 0.8%
Human Genome Sciences, Inc., 3.750%, 3/15/07              7,325,000      7,077,781
Human Genome Sciences, Inc., 3.750%, 3/15/07 144A         6,750,000      6,522,188
Nektar Therapeutics, 3.500%, 10/17/07                     1,000,000        973,750
Vertex Pharmaceuticals, Inc., 5.750%, 2/15/11 144A        6,108,000      5,810,235
                                                                    --------------
                                                                        20,383,954
                                                                    --------------
TEXTILE - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/12                          197,000        169,420
                                                                    --------------
TOBACCO - 1.7%
Loews Corp., 3.125%, 9/15/07                             46,015,000     45,439,812
                                                                    --------------
TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc., 8.000%, 8/15/05^**         1,000,000            100
Preston Corp., 7.000%, 5/01/11                              750,000        675,000
                                                                    --------------
                                                                           675,100
                                                                    --------------
WIRELESS - 0.3%
Nextel Communications, Inc., 5.250%, 1/15/10              6,695,000      6,728,475
                                                                    --------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                           FACE AMOUNT        VALUE +
-------------------------------------------------------------------------------------

CONVERTIBLE BONDS - CONTINUED

WIRELINES - 0.8%
Colt Telecom Group Plc, 2.000%, 3/29/06                EUR   1,000,000 $    1,353,659
Colt Telecom Group Plc, 2.000%, 12/16/06                     8,225,000     11,488,109
Colt Telecom Group Plc, 2.000%, 4/03/07                      5,750,000      8,110,805
Telus Corp., 6.750%, 6/15/10                           CAD   1,500,000      1,200,137
                                                                       --------------
                                                                           22,152,710
                                                                       --------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $118,626,556)                                           143,906,877
                                                                       --------------

TOTAL BONDS AND NOTES
 (Identified Cost $2,169,497,088)                                       2,427,595,216
                                                                       --------------

                                                                SHARES
-------------------------------------------------------------------------------------

PREFERRED STOCKS - 3.5% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.4%

ELECTRIC - 0.4%
Central Maine Power Co., 3.500%                                  2,230        129,563
Connecticut Light & Power Co., $1.90                             2,925         90,675
Entergy Arkansas, Inc., 4.32%                                      100          6,500
Entergy Louisiana, Inc., 4.160%                                  2,824        186,384
Entergy Mississippi, Inc., 4.360%                                5,000        361,250
Entergy New Orleans, Inc., 4.360%                                  665         48,191
Entergy New Orleans, Inc., 4.750%                                  200         15,794
MDU Resources Group, Inc., 5.100%                                3,100        306,900
Pacific Gas & Electric Co., Series D, 5.000% ^                  75,600      1,935,360
Pacific Gas & Electric Co., Series H, 4.500% ^                  45,000      1,048,500
PECO Energy Co., $3.80                                             300         23,100
Public Service Co., 4.000%                                         360         24,964
Southern California Edison Co., 4.320%                          50,700        975,975
Southern California Edison Co., 4.780%                          50,100      1,054,605
Southern California Edison Co., 7.230%                          35,262      3,716,837
Xcel Energy, Inc., $3.60                                         1,100         71,500
                                                                       --------------
                                                                            9,996,098
                                                                       --------------

LODGING - 0.0%
La Quinta Properties, Inc., Series A, 9.000%                    18,010        462,677
                                                                       --------------

REAL ESTATE INVESTMENT TRUSTS - 0.0%
First Industrial Realty Trust, Inc., Series E, 7.900%              100          2,525
                                                                       --------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $7,579,504)                                              10,461,300
                                                                       --------------

CONVERTIBLE PREFERRED STOCKS - 3.1%

AUTOMOTIVE - 0.2%
Cummins Capital Trust I, 7.000%                                 58,500      4,036,500
                                                                       --------------

CONSUMER PRODUCTS - 0.2%
Newell Financial Trust I, 5.250%                               130,000      6,126,250
                                                                       --------------

                                                            SHARES        VALUE +
---------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - CONTINUED

ELECTRONICS - 0.5%
Lucent Technologies Capital Trust, 7.750% ^                  9,975 $   12,580,470
                                                                   --------------

INDEPENDENT/ENERGY - 0.1%
Chesapeake Energy Corp., 6.750%                             32,600      2,885,100
                                                                   --------------

LODGING - 0.1%
Host Marriott Financial Trust, 6.750%                       60,500      3,168,688
                                                                   --------------

PACKAGING - 0.0%
Owens-Illinois, Inc., 4.750%                                26,000        884,000
                                                                   --------------

PAPER - 1.1%
International Paper Capital Trust, 5.250%                  597,109     29,780,811
                                                                   --------------

PIPELINES - 0.1%
Williams Cos., Inc., 5.500%                                 25,000      1,593,750
                                                                   --------------

WIRELINES - 0.8%
Philippine Long Distance Telephone Co., $3.50 GDS          431,475     19,847,850
                                                                   --------------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $66,209,655)                                         80,903,419
                                                                   --------------

TOTAL PREFERRED STOCKS
 (Identified Cost $73,789,159)                                         91,364,719
                                                                   --------------

                                                       FACE AMOUNT
---------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 2.0% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 3/31/04 at 0.350% to be repurchased at
$52,477,510 on 4/01/04 collateralized by
$53,265,000 U.S. Treasury Note, 1.750% due
12/31/04 with a value of $53,531,325               USD  52,477,000     52,477,000
                                                                   --------------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $52,477,000)                                         52,477,000
                                                                   --------------

TOTAL INVESTMENTS - 98.6%
 (Identified Cost $2,295,763,247)@                                  2,571,436,935
 Cash and Other Assets, Less Liabilities--1.4%                         36,785,053
                                                                   --------------

NET ASSETS - 100%                                                  $2,608,221,988
                                                                   --------------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases to a higher coupon rate at a specified date and rate.
^  Non-income producing security due to default or bankruptcy filing.
++ Security in bankruptcy filing.
** Security valued at fair value as determined in good faith by or under the direction of the board of Trustees.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $ 2,299,966,865 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 286,031,449 and $ 14,561,379, respectively, resulting in net unrealized appreciation of $ 271,470,070.
   At September 30, 2003, the fund had a capital loss carryover of approximately $195,407,248 which expires between September 30, 2008 and September 30, 2011. This may be available to offset future realized capital gains if any, to the extent provided by regulations.
   Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; EUR:
   Euro; GBP: Great British Pound; GDS: Global Depositary Shares; NOK:
   Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore
   Dollar: USD: United States Dollar; ZAR: South African Rand

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES CORE PLUS FIXED INCOME FUND

                                                            FACE AMOUNT VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - 97.8% OF NET ASSETS

AEROSPACE/DEFENSE - 1.1%
Raytheon Co., 6.750%, 8/15/07                           USD      15,000 $16,863
                                                                        -------
ASSET-BACKED SECURITIES - 4.2%
Americredit Automobile Receivables Trust, Series
 2003-DM, Class A4, 2.840%, 4/02/04                               5,000   5,062
Countrywide Asset Backed Certificates, 4.905%, 8/25/32           35,000  36,251
Residential Funding Mortgage Securities II, Series
 2003-HI4, Class A4, 4.590%, 4/25/18                             20,000  20,675
                                                                        -------
                                                                         61,988
                                                                        -------
AUTOMOTIVE - 4.7%
Ford Motor Credit Co., 5.625%, 10/01/08                          15,000  15,482
Ford Motor Credit Co., 7.375%, 2/01/11                           15,000  16,358
General Motors Acceptance Corp., 8.000%, 11/01/31                 5,000   5,534
General Motors Corp., 8.375%, 7/15/33                            15,000  17,015
Navistar International Corp., Series B, 8.000%, 2/01/08          15,000  15,413
                                                                        -------
                                                                         69,802
                                                                        -------
BANKING - 2.9%
Bank of America Corp., 5.875%, 2/15/09                            5,000   5,579
Chevy Chase Bank, 6.875%, 12/01/13                                5,000   5,137
Citigroup, Inc., 5.000%, 3/06/07                                 15,000  16,096
J.P. Morgan Chase & Co., 5.750%, 1/02/13                          5,000   5,435
Wells Fargo & Co., 3.500%, 4/04/08                               10,000  10,247
                                                                        -------
                                                                         42,494
                                                                        -------
BEVERAGES - 0.4%
Cia Brasileira de Bebidas, 8.750%, 9/15/13 144A                   5,000   5,488
                                                                        -------
BROKERAGE - 0.4%
Goldman Sachs Group, Inc., 6.600%, 1/15/12                        5,000   5,730
                                                                        -------
BUILDING MATERIALS - 1.1%
American Standard, Inc., 7.375%, 4/15/05                         15,000  15,750
                                                                        -------
CHEMICALS - 3.0%
Eastman Chemical Co., 6.300%, 11/15/18                           20,000  21,570
ICI Wilmington, Inc., 5.625%, 12/01/13                            5,000   5,221
IMC Global, Inc., Series B, 10.875%, 6/01/08                     15,000  18,075
                                                                        -------
                                                                         44,866
                                                                        -------
CONSTRUCTION MACHINERY - 1.1%
Case New Holland, Inc., 9.250%, 8/01/11 144A                     15,000  16,950
                                                                        -------
ELECTRIC - 5.5%
CenterPoint Energy, Inc., 5.875%, 6/01/08                        10,000  10,388
Empresa Nacional de Electricidad SA (Endesa-Chile),
 8.350%, 8/01/13                                                 15,000  16,924
FirstEnergy Corp., 6.450%, 11/15/11                              10,000  10,949
IPALCO Enterprises, Inc., 8.375%, 5/15/04                        15,000  16,650
Pacific Gas & Electric Co., 6.050%, 3/01/34                      20,000  20,229
Southern California Edison Co., 7.625%, 1/15/10                   5,000   5,947
                                                                        -------
                                                                         81,087
                                                                        -------
ELECTRONICS - 1.1%
Avnet, Inc., 8.000%, 11/15/06                                    15,000  16,500
                                                                        -------

                                                        FACE AMOUNT  VALUE +
----------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ENTERTAINMENT - 0.4%
AOL Time Warner, Inc., 7.700%, 5/01/32              USD       5,000 $  5,911
                                                                    --------
ENVIRONMENTAL - 1.9%
Allied Waste North America, Inc.,
 6.500%, 11/15/10 144A                                       10,000   10,213
Waste Management, Inc., 6.875%, 5/15/09                      15,000   17,138
                                                                    --------
                                                                      27,351
                                                                    --------
FOOD & BEVERAGE - 1.5%
Dean Foods Co., 6.900%, 10/15/17                             10,000   10,500
Smithfield Foods, Inc., 7.750%, 5/15/13                      10,000   11,000
                                                                    --------
                                                                      21,500
                                                                    --------
GOVERNMENT AGENCIES - 7.7%
Federal Home Loan Mortgage Corp., 5.750%, 3/15/09            80,000   89,771
Federal National Mortgage Association,
 6.375%, 8/15/07                                    AUD      30,000   23,543
                                                                    --------
                                                                     113,314
                                                                    --------
HEALTHCARE - 1.1%
HCA, Inc., 6.950%, 5/01/12                          USD      15,000   16,361
                                                                    --------
INTEGRATED/ENERGY - 1.6%
Pemex Project Funding Master Trust, 7.875%, 2/01/09          20,000   23,050
                                                                    --------
MEDIA CABLE - 1.5%
Comcast Cable Communications, 6.750%, 1/30/11                10,000   11,352
CSC Holdings, Inc., 7.250%, 7/15/08                          10,000   10,550
                                                                    --------
                                                                      21,902
                                                                    --------
MEDIA NONCABLE - 1.1%
Clear Channel Communications, Inc., 4.250%, 5/15/09          10,000   10,216
Dex Media West, 9.875%, 8/15/13 144A                          5,000    5,550
                                                                    --------
                                                                      15,766
                                                                    --------
MORTGAGE RELATED - 22.3%
Federal Home Loan Mortgage Corp., 4.500%, 8/01/18            62,106   62,989
Federal Home Loan Mortgage Corp., 5.000%, 5/01/18            52,236   53,763
Federal Home Loan Mortgage Corp., 5.500%, 11/01/18           24,907   25,978
Federal National Mortgage Association,
 4.500%, 10/01/33                                            29,672   29,029
Federal National Mortgage Association,
 5.000%, 5/01/18                                             50,030   51,481
Federal National Mortgage Association,
 5.500%, 5/01/33                                             47,535   48,730
Federal National Mortgage Association,
 7.500%, 3/01/32                                             31,302   33,553
Government National Mortgage Association,
 6.000%, 3/15/31                                             23,329   24,392
                                                                    --------
                                                                     329,915
                                                                    --------
NON CAPTIVE CONSUMER - 1.1%
Capital One Bank, 6.500%, 6/13/13                            15,000   16,317
                                                                    --------
NON CAPTIVE DIVERSIFIED - 1.1%
International Lease Finance Corp., 5.625%, 6/01/07           15,000   16,359
                                                                    --------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                      FACE AMOUNT VALUE +
-------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

OIL FIELD SERVICES - 1.1%
Halliburton Co., 5.500%, 10/15/10 144A            USD      15,000 $15,887
                                                                  -------
PAPER - 4.7%
Abitibi-Consolidated, Inc., 8.550%, 8/01/10       CAD      15,000  16,397
Boise Cascade Corp., 6.500%, 11/01/10             USD      20,000  21,444
Georgia-Pacific Corp., 7.500%, 5/15/06                     15,000  16,125
International Paper Co., 4.000%, 4/01/10                   15,000  14,959
                                                                  -------
                                                                   68,925
                                                                  -------
PHARMACEUTICALS - 1.0%
Valeant Pharmaceuticals International,
 7.000%, 12/15/11 144A                                     15,000  15,488
                                                                  -------
PIPELINES - 1.2%
Kinder Morgan Energy Partners LP, 7.125%, 3/15/12          15,000  17,533
                                                                  -------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
iStar Financial, Inc., 6.000%, 12/15/10                     5,000   5,250
                                                                  -------
REFINING - 0.7%
Premcor Refining Group, Inc., 6.750%, 2/01/11              10,000  10,875
                                                                  -------
RESTAURANTS - 0.7%
Domino's, Inc., 8.250%, 7/01/11                            10,000  10,775
                                                                  -------
SOVEREIGNS - 3.0%
Canadian Government, 5.750%, 9/01/06              CAD      55,000  45,007
                                                                  -------
SUPERMARKETS - 3.1%
Couche-Tard US/Finance, 7.500%, 12/15/13 144A     USD      10,000  10,700
Delhaize America, Inc., 8.125%, 4/15/11                    15,000  17,250
Fred Meyer, Inc., 7.450%, 3/01/08                          15,000  17,353
                                                                  -------
                                                                   45,303
                                                                  -------
SUPRANATIONAL - 3.2%
Inter-American Development Bank, 5.500%, 3/30/10  EUR      35,000  47,946
                                                                  -------
TOBACCO - 1.1%
Philip Morris Cos., Inc., 7.750%, 1/15/27         USD      15,000  16,719
                                                                  -------
TRANSPORTATION SERVICES - 0.3%
Overseas Shipholding Group, Inc., 7.500%, 2/15/24           5,000   5,063
                                                                  -------
TREASURIES - 4.9%
U.S. Treasury Notes, 1.875%, 12/31/05                      30,000  30,210
U.S. Treasury Notes, 3.500%, 11/15/06                      15,000  15,634
U.S. Treasury Notes, 7.500%, 2/15/05                       25,000  26,383
                                                                  -------
                                                                   72,227
                                                                  -------
WIRELESS - 1.3%
AT&T Wireless Services, Inc., 8.750%, 3/01/31              15,000  19,455
                                                                  -------
WIRELINES - 4.3%
AT&T Corp., 8.750%, 5/15/04                                15,000  17,694
Qwest Corp., 7.200%, 11/10/26                              10,000   9,200
Qwest Corp., 7.250%, 9/15/25                                5,000   4,650
Qwest Corp., 7.500%, 6/15/23                                5,000   4,675
Sprint Capital Corp., 6.875%, 11/15/28                     15,000  15,577
Telus Corp., 8.000%, 6/01/11                               10,000  12,046
                                                                  -------
                                                                   63,842
                                                                  -------

                                                       VALUE +
--------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TOTAL BONDS AND NOTES
 (Identified Cost $1,381,626)                       $1,445,559
                                                    ----------

TOTAL INVESTMENTS - 97.8%
 (Identified Cost $1,381,626)@                       1,445,559
 Cash and Other Assets, Less Liabilities--2.2%          31,856
                                                    ----------

NET ASSETS - 100%                                   $1,477,415
                                                    ----------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $ 1,387,503 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 62,824 and $ 4,768, respectively, resulting in net unrealized appreciation of $ 58,056.
   At September 30, 2003, the fund had a capital loss carryover of approximately $2,354,133 which expires on September 30, 2011. This may be available to offset future realized capital gains if any, to the extent provided by regulations.
   Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; EUR:
   Euro; USD: United States Dollar

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES FIXED INCOME FUND

                                                      FACE AMOUNT     VALUE +
-----------------------------------------------------------------------------

BONDS AND NOTES - 95.4% OF NET ASSETS

NON-CONVERTIBLE BONDS - 90.7%

AEROSPACE/DEFENSE - 0.1%
Raytheon Co., 6.750%, 3/15/18                     USD     250,000 $   283,334
                                                                  -----------
AIRLINES - 2.9%
American Airlines, Inc., 6.978%, 4/01/11                  723,875     739,518
Continental Airlines, Inc., 6.703%, 12/15/22              653,046     642,760
Continental Airlines, Inc., 8.000%, 12/15/05              750,000     697,500
Continental Airlines, Inc., Series 1997-4A,
 6.900%, 1/02/18                                          208,215     207,620
Continental Airlines, Inc., Series 1998-1A,
 6.648%, 9/15/17                                          936,915     916,681
Continental Airlines, Inc., Series 1999-1A,
 6.545%, 2/02/19                                        1,730,596   1,704,666
Continental Airlines, Inc., Series 2000-2,
 7.707%, 10/02/22                                         434,477     441,127
Delta Air Lines, Inc., 8.300%, 12/15/29                 7,547,000   4,339,525
Delta Air Lines, Inc., 9.750%, 5/15/21                    200,000     124,000
Northwest Airlines Corp., 7.625%, 3/15/05                 250,000     243,750
Northwest Airlines Corp., 7.875%, 3/15/08                 325,000     258,375
Northwest Airlines Corp., 9.875%, 3/15/07                 250,000     213,750
US Airways, 6.850%, 1/30/18                             1,967,294   1,857,513
                                                                  -----------
                                                                   12,386,785
                                                                  -----------
ASSET-BACKED SECURITIES - 0.2%
Community Program Loan Trust, Series 1987-A,
 Class A5, 4.500%, 4/01/29                                725,000     680,615
                                                                  -----------
AUTOMOTIVE - 3.0%
Cummins Engine Co., Inc., 7.125%, 3/01/28               2,350,000   2,326,500
Dana Corp., 7.000%, 3/15/28                               850,000     847,875
Dana Corp., 9.000%, 8/15/11                               350,000     420,875
Dana Corp., 9.000%, 8/15/11                               250,000     357,335
Ford Motor Co., 6.375%, 2/01/29                           725,000     645,513
Ford Motor Co., 6.625%, 10/01/28                        3,650,000   3,355,248
Ford Motor Credit Co., 7.250%, 2/22/05            GBP   1,000,000   1,866,612
General Motors Acceptance Corp., 5.125%, 5/09/08  USD   2,000,000   2,081,864
General Motors Acceptance Corp., 6.375%, 12/07/07 GBP     300,000     554,729
General Motors Acceptance Corp., 6.875%, 8/28/12  USD     200,000     216,027
                                                                  -----------
                                                                   12,672,578
                                                                  -----------
BANKING - 2.1%
Keycorp Capital II, 6.875%, 3/17/29                     5,250,000   5,712,971
Keycorp Capital III, 7.750%, 7/15/29                    2,500,000   2,981,310
                                                                  -----------
                                                                    8,694,281
                                                                  -----------
CHEMICALS - 0.8%
IMC Global, Inc., 6.875%, 7/15/07                       2,550,000   2,677,500
IMC Global, Inc., 7.300%, 1/15/28                         250,000     263,750
IMC Global, Inc., 7.375%, 8/01/18                         285,000     303,525
                                                                  -----------
                                                                    3,244,775
                                                                  -----------
CONSUMER PRODUCTS - 0.3%
Bausch & Lomb, Inc., 7.125%, 8/01/28                    1,250,000   1,316,727
Hasbro, Inc., 6.600%, 7/15/28                              75,000      77,063
                                                                  -----------
                                                                    1,393,790
                                                                  -----------

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ELECTRIC - 3.8%
AES Corp., 7.750%, 3/01/14                           USD     480,000 $   480,600
AES Corp., 8.875%, 11/01/27                                1,300,000   1,261,000
AES Corp., 9.375%, 9/15/10                                   100,000     109,000
Calpine Corp., 7.875%, 4/01/08                               550,000     400,813
Calpine Corp., 8.500%, 2/15/11                               150,000     110,250
Calpine Corp., 8.750%, 7/15/13 144A                           20,000      18,300
Empresa Nacional de Electricidad SA (Endesa-Chile),
 7.875%, 2/01/27                                           1,450,000   1,508,590
Empresa Nacional de Electricidad SA (Endesa-Chile),
 8.350%, 8/01/13                                             500,000     564,141
Enersis SA, 7.400%, 12/01/16                               4,000,000   4,101,252
ESI Tractebel Acquisition Corp., Series B,
 7.990%, 12/30/11                                            736,000     761,760
Power Receivables Finance LLC, 6.290%, 1/01/12 144A        1,491,373   1,586,717
Quezon Power Philippines Co., 8.860%, 6/15/17              1,706,250   1,518,562
Salton Sea Funding Corp., 7.840%, 5/30/10                    466,883     508,903
Salton Sea Funding Corp., Series E, 8.300%, 5/30/11          249,935     281,801
Southern California Edison Co., 6.650%, 4/01/29              550,000     596,203
Southern California Edison Co., 7.625%, 1/15/10              500,000     594,706
Texas-New Mexico Power Co., 6.250%, 1/15/09                1,000,000   1,062,041
Tiverton Power Associates Ltd., 9.000%, 7/15/18 144A         460,000     356,500
                                                                     -----------
                                                                      15,821,139
                                                                     -----------
ELECTRONICS - 1.9%
Corning Glass, 7.000%, 3/15/07                               250,000     250,312
Corning, Inc., 5.625%, 2/18/05 144A                  EUR     250,000     313,419
Corning, Inc., 6.850%, 3/01/29                       USD     250,000     232,381
Lucent Technologies, Inc., 5.500%, 11/15/08                  550,000     532,125
Lucent Technologies, Inc., 6.450%, 3/15/29                 2,970,000   2,509,650
Lucent Technologies, Inc., 6.500%, 1/15/28                   200,000     168,500
Motorola, Inc., 5.800%, 10/15/08                             645,000     686,294
Motorola, Inc., 6.500%, 11/15/28                           1,325,000   1,344,988
Motorola, Inc., 7.625%, 11/15/10                             350,000     407,250
Nortel Networks Corp., 6.875%, 9/01/23                       250,000     238,750
Northern Telecom Capital Corp., 7.875%, 6/15/26              150,000     153,750
Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A        1,158,000   1,300,749
                                                                     -----------
                                                                       8,138,168
                                                                     -----------
FOOD & BEVERAGE - 0.9%
Borden, Inc., 7.875%, 2/15/23                              2,625,000   2,493,750
Borden, Inc., 9.200%, 3/15/21                                750,000     787,500
Borden, Inc., 9.250%, 6/15/19                                362,000     365,620
                                                                     -----------
                                                                       3,646,870
                                                                     -----------
FOREIGN LOCAL GOVERNMENTS - 12.9%
New Brunswick FM Project, 6.470%, 11/30/27           CAD   1,239,243   1,049,364
Province of Alberta, 5.930%, 9/16/16                       1,268,370   1,060,885
Province of British Columbia, Zero Coupon Bond,
 8/23/13                                                  11,700,000   5,699,822
Province of British Columbia, Zero Coupon Bond,
 5/15/21                                                   4,500,000   1,332,152
Province of British Columbia, 5.250%, 12/01/06             1,615,000   1,308,244
Province of British Columbia, 5.700%, 6/18/29              4,300,000   3,411,101
Province of British Columbia, 6.250%, 12/01/09             7,025,000   6,002,685

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                        FACE AMOUNT     VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

FOREIGN LOCAL GOVERNMENTS - CONTINUED
Province of Manitoba, 5.750%, 6/02/08               CAD   8,365,000 $ 6,950,851
Province of Manitoba, 6.500%, 9/22/17                     5,075,000   4,466,588
Province of Newfoundland, 6.150%, 4/17/28                 1,000,000     817,488
Province of Ontario, 3.500%, 9/08/06                        940,000     729,939
Province of Ontario, 5.900%, 3/08/06                     18,885,000  15,318,097
Province of Saskatchewan, 5.500%, 6/02/08                 4,460,000   3,673,761
Province of Saskatchewan, 5.750%, 3/05/29                 3,460,000   2,741,661
                                                                    -----------
                                                                     54,562,638
                                                                    -----------
GOVERNMENT AGENCIES - 6.0%
Federal Home Loan Mortgage Corp., 3.220%, 6/20/07   SGD   1,500,000     934,969
Federal Home Loan Mortgage Corp., 4.625%, 2/15/07   EUR   4,675,000   6,065,743
Federal Home Loan Mortgage Corp., 5.500%, 9/15/11   USD     260,000     287,475
Federal National Mortgage Association, Zero Coupon
 Bond, 10/29/07                                     NZD  11,450,000   6,228,079
Federal National Mortgage Association,
 2.290%, 2/19/09                                    SGD  16,000,000   9,521,892
Federal National Mortgage Association,
 6.375%, 8/15/07                                    AUD   3,000,000   2,354,293
                                                                    -----------
                                                                     25,392,451
                                                                    -----------
HEALTHCARE - 1.9%
Columbia/HCA Healthcare Corp., 7.050%, 12/01/27     USD   2,750,000   2,755,935
Columbia/HCA Healthcare Corp., 7.580%, 9/15/25            2,100,000   2,226,823
Columbia/HCA Healthcare Corp., 7.690%, 6/15/25            1,000,000   1,072,018
HCA, Inc., 6.250%, 2/15/13                                1,000,000   1,041,998
HCA, Inc., 7.500%, 11/06/33                               1,000,000   1,064,621
                                                                    -----------
                                                                      8,161,395
                                                                    -----------
HOME CONSTRUCTION - 0.3%
Pulte Corp., 7.625%, 10/15/17                               500,000     593,648
Pulte Homes, Inc., 6.375%, 5/15/33                          500,000     498,316
                                                                    -----------
                                                                      1,091,964
                                                                    -----------
INDEPENDENT/ENERGY - 0.5%
Chesapeake Energy Corp., 7.500%, 9/15/13                    150,000     165,750
Chesapeake Energy Corp., 7.750%, 1/15/15                    595,000     658,962
Pioneer Natural Resources Co., 7.200%, 1/15/28            1,000,000   1,138,360
                                                                    -----------
                                                                      1,963,072
                                                                    -----------
INFORMATION/DATA TECHNOLOGY - 1.0%
Arrow Electronics, Inc., 6.875%, 7/01/13                  3,500,000   3,802,284
Xerox Capital Trust I, 8.000%, 2/01/27                      500,000     491,250
                                                                    -----------
                                                                      4,293,534
                                                                    -----------
INTEGRATED/ENERGY - 1.1%
Cerro Negro Finance Ltd., 7.330%, 12/01/09 144A              95,000      94,050
Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A           3,000,000   2,565,000
Pemex Project Funding Master Trust, 8.625%, 2/01/22         250,000     288,750
Petrozuata Finance, Inc., 7.630%, 4/01/09 144A              250,000     247,500
Petrozuata Finance, Inc., 8.220%, 4/01/17 144A            1,425,000   1,296,750
                                                                    -----------
                                                                      4,492,050
                                                                    -----------

                                                       FACE AMOUNT     VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

LIFE INSURANCE - 2.9%
ASIF Global Financing XXVII, 2.380%, 2/26/09 144A  SGD  17,000,000 $10,082,009
UnumProvident Corp., 6.750%, 12/15/28              USD     600,000     554,888
UnumProvident Corp., 7.375%, 6/15/32                     1,700,000   1,623,927
                                                                   -----------
                                                                    12,260,824
                                                                   -----------
LODGING - 0.4%
Felcor Lodging LP, 9.000%, 6/01/11                         375,000     402,187
Host Marriott Corp., Series B, 7.875%, 8/01/08             700,000     727,125
La Quinta Corp., 7.000%, 8/15/07                           375,000     395,625
                                                                   -----------
                                                                     1,524,937
                                                                   -----------
MEDIA CABLE - 0.9%
Charter Communications Holdings LLC,
 9.625%, 11/15/09                                        3,000,000   2,535,000
Charter Communications Holdings LLC,
 10.000%, 5/15/11                                          500,000     415,000
TCI Communications, Inc., 7.875%, 2/15/26                  550,000     651,356
                                                                   -----------
                                                                     3,601,356
                                                                   -----------
MEDIA NONCABLE - 0.3%
News America Holdings, Inc., 7.700%, 10/30/25              700,000     841,930
News America Holdings, Inc., 7.750%, 1/20/24               400,000     473,155
                                                                   -----------
                                                                     1,315,085
                                                                   -----------
METALS & MINING - 0.1%
Vale Overseas Ltd., 8.250%, 1/17/34                        520,000     475,800
                                                                   -----------
MORTGAGE RELATED - 0.1%
Federal Home Loan Mortgage Corp., 5.000%, 12/01/31         348,186     350,164
                                                                   -----------
NON CAPTIVE DIVERSIFIED - 0.0%
General Electric Capital Corp., 1.725%, 6/27/08    SGD     250,000     145,183
                                                                   -----------
OIL FIELD SERVICES - 0.7%
Global Marine, Inc., 7.000%, 6/01/28               USD   1,000,000   1,150,499
Pecom Energia SA, 8.125%, 7/15/10 144A                   1,472,000   1,508,800
Trico Marine Services, Inc., 8.875%, 5/15/12               375,000     195,000
                                                                   -----------
                                                                     2,854,299
                                                                   -----------
PAPER - 3.8%
Arcel Finance Ltd., 7.048%, 9/01/11 144A                 1,000,000   1,060,000
Boise Cascade Corp., Series A, 7.450%, 8/10/11           1,250,000   1,320,634
Georgia-Pacific Corp. (Timber Group),
 7.250%, 6/01/28                                         2,000,000   1,960,000
Georgia-Pacific Group, 7.375%, 12/01/25                  6,000,000   5,940,000
Georgia-Pacific Group, 7.750%, 11/15/29                  5,515,000   5,597,725
Mead Corp., 6.840%, 3/01/37                                100,000     108,215
                                                                   -----------
                                                                    15,986,574
                                                                   -----------
PHARMACEUTICALS - 0.2%
Pharma Services Intermediate Holding Corp.,
 Zero Coupon Bond, 4/01/14 (step to 11.500% on
 4/01/09) 144A#                                          1,500,000     858,750
                                                                   -----------
PIPELINES - 3.6%
Coastal Corp., 6.500%, 6/01/08                             500,000     427,500
El Paso Corp., 5.750%, 3/14/06                           2,745,000   3,124,646

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

PIPELINES - CONTINUED
El Paso Corp., 7.000%, 5/15/11                       USD     750,000 $   643,125
KN Capital Trust, 7.630%, 4/15/28                          1,000,000   1,152,977
KN Energy, Inc., 7.250%, 3/01/28                           3,850,000   4,388,596
Southern Natural Gas Co., 7.350%, 2/15/31                  3,250,000   3,120,000
Tennessee Gas Pipeline Co., 7.000%, 10/15/28               1,750,000   1,636,250
Tennessee Gas Pipeline Co., 7.500%, 4/01/17                  750,000     774,375
                                                                     -----------
                                                                      15,267,469
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 0.2%
Aon Corp., 7.375%, 12/14/12                                  750,000     882,729
                                                                     -----------
RAILROADS - 0.1%
Missouri Pacific Railroad Co., 5.000%, 1/01/45               500,000     370,625
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 3.5%
EOP Operating LP, 7.250%, 2/15/18                          2,000,000   2,354,302
First Industrial LP, 7.500%, 12/01/17                      3,000,000   3,498,813
First Industrial LP, 7.600%, 7/15/28                       6,400,000   7,063,911
Highwoods Realty LP, 7.500%, 4/15/18                         475,000     532,633
Spieker Properties, Inc., 7.350%, 12/01/17                   500,000     593,273
TriNet Corporate Realty Trust, Inc., 7.700%, 7/15/17         600,000     664,500
                                                                     -----------
                                                                      14,707,432
                                                                     -----------
REFINING - 0.2%
Merey Sweeny LP, 8.850%, 12/18/19 144A                       875,000   1,022,193
                                                                     -----------
RESTAURANTS - 0.1%
McDonald's Corp., 3.627%, 10/10/10                   SGD   1,000,000     610,505
                                                                     -----------
RETAILERS - 1.7%
Dillard's, Inc., 7.750%, 7/15/26                     USD   1,025,000   1,045,500
J.C. Penney Co., Inc., 6.500%, 12/15/07                      500,000     540,000
J.C. Penney Co., Inc., 6.875%, 10/15/15                      325,000     358,312
J.C. Penney Co., Inc., 7.125%, 11/15/23                    1,045,000   1,180,850
J.C. Penney Co., Inc., 7.650%, 8/15/16                     1,000,000   1,167,500
J.C. Penney Co., Inc., 7.950%, 4/01/17                       850,000   1,005,125
Woolworth Corp., 8.500%, 1/15/22                           1,855,000   2,079,919
                                                                     -----------
                                                                       7,377,206
                                                                     -----------
SOVEREIGNS - 13.4%
Bangko Sentral Pilipinas, 8.600%, 6/15/27                  1,630,000   1,467,000
Canadian Government, 3.500%, 6/01/04                 CAD   7,675,000   5,861,739
Canadian Government, 4.500%, 9/01/07                      13,520,000  10,803,019
Canadian Government, 6.000%, 9/01/05                       6,235,000   5,003,441
Petroleos Mexicanos, 8.625%, 12/01/23 144A           USD   1,400,000   1,610,000
Petroleos Mexicanos, 9.250%, 3/30/18                         400,000     491,000
Petroleos Mexicanos, 9.500%, 9/15/27                       1,450,000   1,805,250
PF Export Receivables Master Trust,
 6.436%, 6/01/15 144A                                      2,309,091   2,375,754
Republic of Argentina, 8.875%, 3/01/29^                    1,500,000     341,250
Republic of Brazil, 8.250%, 1/20/34                        7,370,000   6,264,500
Republic of Brazil, 10.125%, 5/15/27                       4,877,000   4,935,524
Republic of Brazil, 11.000%, 8/17/40                         575,000     614,100
Republic of Brazil C Bond, 8.000%, 4/15/14                 7,850,217   7,653,962
Republic of Dominican, 9.040%, 1/23/13 144A                  200,000     144,000

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

SOVEREIGNS - CONTINUED
Republic of Peru, 4.500%, 3/07/17
 (step to 5.000% on 3/07/05)#                        USD     500,000 $   435,000
Republic of South Africa, 12.500%, 12/21/06          ZAR   3,020,000     513,284
Republic of Uruguay, 7.875%, 1/15/33                 USD   1,419,778   1,064,833
Republic of Venezuela, 9.250%, 9/15/27                     4,250,000   3,778,250
SP Powerassets Ltd., 3.730%, 10/22/10                SGD     250,000     155,071
Tenaga Nasional Berhad, 7.500%, 11/01/25 144A        USD   1,040,000   1,147,689
United Mexican States, 5.375%, 6/10/13               EUR     250,000     309,650
                                                                     -----------
                                                                      56,774,316
                                                                     -----------
SOVEREIGNS NON-CALLABLE - 4.2%
Government of Sweden, 5.250%, 3/15/11                SEK  10,000,000   1,436,016
Government of Sweden, 6.500%, 5/05/08                      5,000,000     744,994
Kingdom of Norway, 5.500%, 5/15/09                   NOK  20,000,000   3,183,150
Kingdom of Norway, 6.750%, 1/15/07                        76,825,000  12,376,800
                                                                     -----------
                                                                      17,740,960
                                                                     -----------
SUPRANATIONAL - 7.0%
Eurofima, 6.500%, 8/22/11                            AUD     550,000     433,361
International Bank for Reconstruction & Development,
 Zero Coupon Bond, 8/20/07                           NZD  40,850,000  22,379,813
International Bank for Reconstruction & Development,
 5.500%, 11/03/08                                          9,250,000   6,086,111
International Bank for Reconstruction & Development,
 8.000%, 5/23/07                                           1,000,000     705,670
                                                                     -----------
                                                                      29,604,955
                                                                     -----------
TAXABLE MUNICIPAL - 0.3%
Orange County, California Pension Obligation, Zero
 Coupon Bond, 9/01/16                                USD   2,000,000   1,052,820
                                                                     -----------
TEXTILE - 0.8%
Kellwood Co., 7.625%, 10/15/17                             2,500,000   2,762,500
Phillips-Van Heusen Corp., 7.750%, 11/15/23                  630,000     652,050
                                                                     -----------
                                                                       3,414,550
                                                                     -----------
TRANSPORTATION SERVICES - 0.7%
American President Cos. Ltd., 8.000%, 1/15/24              2,500,000   2,362,500
Atlas Air, Inc., Series A, 7.380%, 1/02/18++                 680,907     646,371
                                                                     -----------
                                                                       3,008,871
                                                                     -----------
WIRELESS - 0.1%
AT&T Wireless Services, Inc., 7.350%, 3/01/06                250,000     274,177
AT&T Wireless Services, Inc., 7.500%, 5/01/07                250,000     284,217
                                                                     -----------
                                                                         558,394
                                                                     -----------
WIRELINES - 5.7%
AT&T Corp., 6.750%, 11/21/06                         EUR   2,400,000   3,206,507
Philippine Long Distance Telephone Co.,
 8.350%, 3/06/17                                     USD   3,914,000   3,561,740
Qwest Capital Funding, Inc., 7.000%, 8/03/09                 825,000     723,938
Qwest Capital Funding, Inc., 7.625%, 8/03/21                 350,000     294,000
Qwest Capital Funding, Inc., 7.750%, 2/15/31                 775,000     635,500
Qwest Capital Funding, Inc., 7.900%, 8/15/10                  50,000      45,000
Qwest Corp., 5.625%, 11/15/08                                250,000     249,375

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                       FACE AMOUNT      VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELINES - CONTINUED
Sprint Capital Corp., 6.875%, 11/15/28             USD   5,835,000 $  6,059,595
Sprint Capital Corp., 6.900%, 5/01/19                    1,550,000    1,693,976
Telekom Malaysia Berhad, 7.875%, 8/01/25 144A              100,000      118,154
US West Capital Funding, Inc., 6.500%, 11/15/18          2,575,000    2,047,125
US West Capital Funding, Inc., 6.875%, 7/15/28           7,200,000    5,580,000
                                                                   ------------
                                                                     24,214,910
                                                                   ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $337,596,797)                                     382,900,346
                                                                   ------------

CONVERTIBLE BONDS - 4.7%
ELECTRONICS - 0.8%
Corning, Inc., 3.500%, 11/01/08                          1,985,000    2,543,281
Nortel Networks Corp., 4.250%, 9/01/08                     400,000      406,500
Richardson Electronics Ltd., 7.250%, 12/15/06              300,000      297,000
                                                                   ------------
                                                                      3,246,781
                                                                   ------------
INDEPENDENT/ENERGY - 0.8%
Devon Energy Corp., 4.900%, 8/15/08                      1,300,000    1,335,750
Devon Energy Corp., 4.950%, 8/15/08                      1,900,000    1,952,250
                                                                   ------------
                                                                      3,288,000
                                                                   ------------
INFORMATION/DATA TECHNOLOGY - 0.1%
Infineon Tech, 4.250%, 2/06/07                     EUR     100,000      121,060
Maxtor Corp., 5.750%, 3/01/12                      USD     287,000      252,560
                                                                   ------------
                                                                        373,620
                                                                   ------------
MEDIA CABLE - 0.1%
Rogers Communications, Inc., 2.000%, 11/26/05              500,000      472,500
                                                                   ------------
PHARMACEUTICALS - 0.2%
Human Genome Sciences, Inc., 3.750%, 3/15/07 144A        1,000,000      966,250
                                                                   ------------
TEXTILE - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/12                         130,000      111,800
                                                                   ------------
TOBACCO - 0.7%
Loews Corp., 3.125%, 9/15/07                             3,155,000    3,115,562
                                                                   ------------
WIRELESS - 0.4%
Nextel Communications, Inc., 5.250%, 1/15/10             1,850,000    1,859,250
                                                                   ------------
WIRELINES - 1.6%
Colt Telecom Group Plc, 2.000%, 3/29/06            EUR     200,000      270,732
Colt Telecom Group Plc, 2.000%, 12/16/06                 2,050,000    2,863,298
Colt Telecom Group Plc, 2.000%, 4/03/07                  2,400,000    3,385,379
                                                                   ------------
                                                                      6,519,409
                                                                   ------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $15,077,942)                                       19,953,172
                                                                   ------------

TOTAL BONDS AND NOTES
 (Identified Cost $352,674,739)                                     402,853,518
                                                                   ------------

                                                   SHARES    VALUE +
--------------------------------------------------------------------

COMMON STOCKS - 0.1% OF NET ASSETS

OIL & GAS - 0.1%
Pogo Producing Co.                                  8,652 $  396,867
                                                          ----------

TOTAL COMMON STOCKS
 (Identified Cost $355,650)                                  396,867
                                                          ----------

PREFERRED STOCKS - 2.1% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.8%

ELECTRIC - 0.8%
Del Marva Power & Light Co., 4.000%                   434     28,644
Entergy Louisiana, Inc., 4.440%                       830     57,685
Entergy New Orleans, Inc., 4.360%                      90      6,522
Entergy New Orleans, Inc., 4.750%                   2,876    227,114
MDU Resources Group, Inc., 5.100%                     720     71,280
Pacific Gas & Electric Co., 5.000%^                19,100    490,488
Pacific Gas & Electric Co., 6.570%^                35,000  1,071,000
Pacific Gas & Electric Co., Series H, 4.500%^      10,000    233,000
Public Service Electric & Gas Co., 4.180%           1,950    155,025
Southern California Edison Co., 4.320%                500      9,625
Southern California Edison Co., 7.230%              5,000    527,032
Union Electric Co., $4.50                           6,500    575,250
Xcel Energy, Inc., 4.110%                             100      7,500
                                                          ----------
                                                           3,460,165
                                                          ----------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $2,124,946)                              3,460,165
                                                          ----------

CONVERTIBLE PREFERRED STOCKS - 1.3%

CONSUMER PRODUCTS - 0.3%
Newell Financial Trust I, 5.250%                   22,500  1,060,313
                                                          ----------
ELECTRONICS - 0.4%
Lucent Technologies Capital Trust, 7.750%^          1,500  1,891,800
                                                          ----------
LODGING - 0.1%
Host Marriott Financial Trust, 6.750%               5,000    261,875
                                                          ----------
PACKAGING - 0.0%
Owens-Illinois, Inc., 4.750%                        3,000    102,000
                                                          ----------
WIRELINES - 0.5%
Philippine Long Distance Telephone Co., $3.50 GDS  47,750  2,196,500
                                                          ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $3,929,947)                              5,512,488
                                                          ----------

TOTAL PREFERRED STOCKS
 (Identified Cost $6,054,893)                              8,972,653
                                                          ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)


                                                    FACE AMOUNT      VALUE +
----------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.1% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 3/31/04 at 0.350% to be repurchased at
$4,574,044 on 4/01/04 collateralized by
$4,645,000 U.S. Treasury Note, 1.750% due
12/31/04 with a value of $4,668,225             USD   4,574,000 $  4,574,000
                                                                ------------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $4,574,000)                                      4,574,000
                                                                ------------

TOTAL INVESTMENTS - 98.7%
 (Identified Cost $363,659,282)@                                 416,797,038
 Cash and Other Assets, Less Liabilities--1.3%                     5,625,086
                                                                ------------

NET ASSETS - 100%                                               $422,422,124
                                                                ------------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.
GDSGlobal Depositary Share is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading on exchanges not located in the United States.
^  Non-Income producing security due to default or bankruptcy filing.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases to a higher coupon rate at a specified date and rate.
++ Security in default or bankruptcy filing.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $ 364,181,631 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 58,248,954 and $ 5,633,542, respectively, resulting in net unrealized appreciation of $ 52,615,407.
   At September 30, 2003, the fund had a capital loss carryover of approximately $30,313,297 which expires between September 30, 2008 and September 30, 2011. This may be available to offset future realized capital gains if any, to the extent provided by regulations.
   Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; EUR:
   Euro; GBP: Great British Pound; NOK: Norwegian Krone, NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; USD: United States Dollar; ZAR: South African Rand

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES GLOBAL BOND FUND

                                                        FACE AMOUNT     VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - 94.4% OF NET ASSETS

NON-CONVERTIBLE BONDS - 94.1%

AUSTRALIA - 3.5%
Queensland Treasury Corp., 6.000%, 7/14/09          AUD  11,525,000 $ 9,019,307
Queensland Treasury Corp., 8.000%, 9/14/07                9,995,000   8,256,746
                                                                    -----------
                                                                     17,276,053
                                                                    -----------
AUSTRIA - 1.3%
Republic of Austria, 4.500%, 9/28/05                JPY 160,000,000   1,632,865
Republic of Austria, 5.000%, 7/15/12                EUR   3,360,000   4,482,768
Republic of Austria, 6.000%, 2/14/07                HUF  50,000,000     231,150
                                                                    -----------
                                                                      6,346,783
                                                                    -----------
BELGIUM - 3.1%
Kingdom of Belgium, 3.750%, 3/28/09                 EUR  11,865,000  15,014,128
                                                                    -----------
BRAZIL - 1.2%
Cia Brasileira de Bebidas, 8.750%, 9/15/13 144A     USD   2,500,000   2,743,750
Republic of Brazil, 8.250%, 1/20/34                       2,065,000   1,755,250
Republic of Brazil C Bond, 8.000%, 4/15/14                1,311,452   1,278,665
                                                                    -----------
                                                                      5,777,665
                                                                    -----------
CANADA - 9.0%
Abitibi-Consolidated, Inc., 8.500%, 8/01/29               1,000,000     981,769
Alcan, Inc., 5.500%, 5/02/06                        EUR     900,000   1,169,129
Canadian Government, 0.700%, 3/20/06                JPY 243,000,000   2,351,061
Canadian Government, 5.500%, 6/01/10                CAD  13,315,000  11,070,215
Canadian Pacific Railway Ltd., 4.900%, 6/15/10 144A         700,000     543,534
Falconbridge Ltd., 7.350%, 6/05/12                  USD     400,000     467,942
Ford Motor Credit Co., 7.163%, 4/23/07              CAD     250,000     202,701
Government of Quebec, 5.625%, 6/21/11               EUR   3,500,000   4,810,642
Household Financial Corp. Ltd., 4.500%, 7/02/08     CAD   2,100,000   1,652,221
Inco Ltd., 7.200%, 9/15/32                          USD     375,000     433,179
Methanex Corp., 7.750%, 8/15/05                           1,500,000   1,582,500
Noranda, Inc., 7.250%, 7/15/12                              700,000     813,922
Province of British Columbia, 6.000%, 6/09/08       CAD   1,805,000   1,513,568
Province of Ontario, 5.700%, 12/01/08                    12,510,000  10,406,269
Province of Ontario, 6.250%, 12/03/08               NZD   3,025,000   2,037,176
Province of Saskatchewan, 5.750%, 3/05/29           CAD   1,425,000   1,129,152
Shaw Comunications, Inc., 7.500%, 11/20/13                1,450,000   1,176,131
Teck Cominco Ltd., 7.000%, 9/15/12                  USD     927,000   1,054,156
Videotron Ltee, 6.875%, 1/15/14                             500,000     522,500
                                                                    -----------
                                                                     43,917,767
                                                                    -----------
CAYMAN ISLAND - 1.1%
Arcel Finance Ltd., 7.048%, 9/01/11 144A                  3,110,000   3,296,600
Enersis SA, 7.400%, 12/01/16                                400,000     410,125
Hutchison Whampoa International Ltd.,
 7.450%, 11/24/33 144A                                      600,000     627,981
PDVSA Finance Ltd., 7.400%, 8/15/16                         230,000     197,225
Vale Overseas Ltd., 8.250%, 1/17/34                         695,000     635,925
                                                                    -----------
                                                                      5,167,856
                                                                    -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                        FACE AMOUNT     VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

CHILE - 0.2%
Empresa Nacional de Electricidad SA (Endesa-Chile),
 7.875%, 2/01/27                                    USD     350,000 $   364,142
Empresa Nacional de Electricidad SA (Endesa-Chile),
 8.350%, 8/01/13                                            450,000     507,727
                                                                    -----------
                                                                        871,869
                                                                    -----------
COLOMBIA - 0.6%
Bavaria S.A., 8.875%, 11/01/10 144A                       1,500,000   1,593,750
Republic of Colombia, 8.125%, 5/21/24                     1,200,000   1,137,000
                                                                    -----------
                                                                      2,730,750
                                                                    -----------
DENMARK - 0.9%
Kingdom of Denmark, 4.000%, 8/15/08                 DKK  17,865,000   3,061,309
Kommunekredit, 5.000%, 6/07/06                      NOK   4,640,000     709,947
Rohm & Haas Denmark A/S, 6.000%, 3/09/07            EUR     650,000     865,458
                                                                    -----------
                                                                      4,636,714
                                                                    -----------
FINLAND - 2.1%
Republic of Finland, 5.000%, 7/04/07                      7,700,000  10,172,113
                                                                    -----------
GERMANY - 7.6%
Bundesrepublik Deutschland, 5.000%, 7/04/11              10,000,000  13,413,216
Kreditanstalt Wiederauf, 5.250%, 1/04/10                  9,200,000  12,445,834
Munchener Hypothekenbank eG, 5.000%, 1/16/12              2,435,000   3,234,990
Republic of Germany, 5.000%, 1/04/12                      4,970,000   6,664,937
Republic of Germany, 5.000%, 7/04/12                      1,200,000   1,605,451
                                                                    -----------
                                                                     37,364,428
                                                                    -----------
HONG KONG - 0.1%
Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A  USD     300,000     345,125
                                                                    -----------
IRELAND - 2.1%
Depfa ACS Bank, 3.250%, 4/15/08                     EUR   4,250,000   5,280,634
Republic of Ireland, 4.600%, 4/18/16                      4,025,000   5,135,935
                                                                    -----------
                                                                     10,416,569
                                                                    -----------
ITALY - 3.2%
Republic of Italy, 0.375%, 10/10/06                 JPY 460,000,000   4,412,246
Republic of Italy, 4.500%, 3/01/07                  EUR   4,650,000   6,030,399
Republic of Italy, 5.000%, 12/15/04                 JPY 519,000,000   5,146,489
                                                                    -----------
                                                                     15,589,134
                                                                    -----------
MALAYSIA - 0.5%
Telekom Malaysia Berhad, 7.875%, 8/01/25 144A       USD   1,000,000   1,181,537
Tenaga Nasional Berhad, 7.500%, 11/01/25 144A             1,000,000   1,103,547
                                                                    -----------
                                                                      2,285,084
                                                                    -----------
MEXICO - 1.5%
America Movil SA de CV, 4.125%, 3/01/09 144A              2,315,000   2,319,516
Gruma SA de CV, 7.625%, 10/15/07                          1,000,000   1,107,500
Petroleos Mexicanos, 8.625%, 12/01/23 144A                  900,000   1,035,000
Petroleos Mexicanos, 9.500%, 9/15/27                        500,000     622,500
TFM SA de CV, 11.750%, 6/15/09                              245,000     246,225
United Mexican States, 5.375%, 6/10/13              EUR     800,000     990,879
United Mexican States, 8.375%, 1/14/11              USD     750,000     909,000
                                                                    -----------
                                                                      7,230,620
                                                                    -----------

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

NETHERLANDS - 5.2%
Deutsche Telekom AG, 5.250%, 5/20/08                 EUR   1,100,000 $ 1,444,355
GMAC International Finance BV, 8.000%, 3/14/07       NZD   1,125,000     762,161
Heidelberg Cement Finance BV, 4.750%, 4/09/09        EUR   1,000,000   1,210,602
Kingdom of Netherlands, 5.000%, 7/15/11                   13,000,000  17,404,513
Olivetti Finance NV, 6.875%, 1/24/13                       1,000,000   1,417,686
Repsol International Finance BV, 5.750%, 12/04/06            300,000     395,724
Telefonica Europe BV, 5.125%, 2/14/13                      1,000,000   1,287,772
Volkswagen International Finance NV, 4.875%, 5/22/13       1,000,000   1,244,592
                                                                     -----------
                                                                      25,167,405
                                                                     -----------
NEW ZEALAND - 0.3%
Government of New Zealand, 6.000%, 11/15/11          NZD   2,225,000   1,509,241
                                                                     -----------
NORWAY - 1.8%
Kingdom of Norway, 5.500%, 5/15/09                   NOK  44,860,000   7,139,805
Kingdom of Norway, 6.750%, 1/15/07                        10,745,000   1,731,061
                                                                     -----------
                                                                       8,870,866
                                                                     -----------
PHILIPPINES - 0.0%
Philippine Long Distance Telephone Co.,
 11.375%, 5/15/12                                    USD     225,000     253,125
                                                                     -----------
SINGAPORE - 1.3%
Flextronics International Ltd., 6.500%, 5/15/13              210,000     221,025
Flextronics International Ltd., 9.750%, 7/01/10      EUR     150,000     203,972
Goverment of Singapore, 2.250%, 7/01/13              SGD   5,510,000   3,076,783
Singapore Telecommunications Ltd., 6.000%, 11/21/11  EUR   1,000,000   1,369,922
SP Powerassets Ltd., 3.730%, 10/22/10                SGD   2,340,000   1,451,469
                                                                     -----------
                                                                       6,323,171
                                                                     -----------
SOUTH AFRICA - 0.6%
Republic of South Africa, 5.250%, 5/16/13            EUR     800,000     980,345
Republic of South Africa, 8.500%, 6/23/17            USD   1,400,000   1,737,750
                                                                     -----------
                                                                       2,718,095
                                                                     -----------
SOUTH KOREA - 0.1%
Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A          500,000     561,636
                                                                     -----------
SPAIN - 4.3%
Government of Spain, 3.600%, 1/31/09                 EUR   6,960,000   8,775,081
Government of Spain, 5.400%, 7/30/11                       7,890,000  10,811,451
Kingdom of Spain, 4.625%, 7/22/04                    JPY 155,000,000   1,506,207
                                                                     -----------
                                                                      21,092,739
                                                                     -----------
SUPRANATIONAL - 1.7%
European Investment Bank, 0.875%, 11/08/04               432,000,000   4,162,440
European Investment Bank, 2.125%, 9/20/07                 71,000,000     718,026
European Investment Bank, 6.000%, 11/26/04           GBP     155,000     288,242
International Bank for Reconstruction & Development,
 4.750%, 12/20/04                                    JPY 246,000,000   2,436,305
Nordic Investment Bank, 5.250%, 4/20/06              SEK   6,000,000     831,440
                                                                     -----------
                                                                       8,436,453
                                                                     -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

SWEDEN - 4.5%
Government of Sweden, 5.250%, 3/15/11              SEK    30,375,000 $ 4,361,900
Government of Sweden, 6.500%, 5/05/08                    112,300,000  16,732,566
Stena AB, 7.500%, 11/01/13                         USD       950,000     992,750
                                                                     -----------
                                                                      22,087,216
                                                                     -----------
THAILAND - 0.1%
Thai Farmers Bank Plc, 8.250%, 8/21/16 144A                  555,000     642,218
                                                                     -----------
UNITED KINGDOM - 7.4%
Hilton Group Finance Plc, 6.500%, 7/17/09          EUR       985,000   1,353,300
Imperial Chemical Industries Plc, 9.750%, 4/15/05  GBP       875,000   1,685,841
MBNA Europe Funding Plc, 6.500%, 3/27/07           EUR     1,000,000   1,344,714
NGG Finance Plc, 6.125%, 8/23/11                             600,000     820,532
Permanent Finance Plc, 5.100%, 6/10/09                     2,196,000   2,878,863
Standard Chartered Bank, 6.750%, 4/27/09           GBP       400,000     780,310
United Kingdom Treasury, 5.000%, 3/07/12                   5,300,000   9,947,767
United Kingdom Treasury, 6.250%, 11/25/10                  7,500,000  15,063,858
WPP Group Plc, 6.000%, 6/18/08                     EUR     1,690,000   2,273,256
                                                                     -----------
                                                                      36,148,441
                                                                     -----------
UNITED STATES - 28.5%
Allied Waste North America, Inc.,
 6.500%, 11/15/10 144A                             USD       775,000     791,469
Allied Waste North America, Inc., 8.500%, 12/01/08           430,000     481,600
American Standard, Inc., 7.125%, 6/01/06           EUR       325,000     428,941
American Standard, Inc., 8.250%, 6/01/09           GBP       325,000     644,160
Arrow Electronics, Inc., 6.875%, 7/01/13           USD       540,000     586,638
ASIF Global Financing XXVII, 2.380%, 2/26/09 144A  SGD     7,000,000   4,151,416
AT&T Corp., 6.750%, 11/21/06                       EUR       150,000     200,407
Bank of America Corp., 4.625%, 2/18/14                     1,155,000   1,443,245
Bowater, Inc., 6.500%, 6/15/13                     USD     1,300,000   1,272,375
Chesapeake Energy Corp., 6.875%, 1/15/16                   1,000,000   1,050,000
CITGO Petroleum Corp., 11.375%, 2/01/11                      250,000     291,875
Citi Credit Card Issuance Trust, 5.375%, 4/10/13   EUR     2,000,000   2,706,089
Columbia/HCA Healthcare Corp., 7.500%, 12/15/23    USD       250,000     263,764
Corning, Inc., 5.900%, 3/15/14                             1,675,000   1,658,250
Corning, Inc., 6.750%, 9/15/13                               400,000     420,225
Couche-Tard US/Finance, 7.500%, 12/15/13 144A              1,000,000   1,070,000
D.R. Horton, Inc., 5.000%, 1/15/09                           810,000     838,350
Dana Corp., 9.000%, 8/15/11                                  200,000     285,868
Dean Foods Co., 6.625%, 5/15/09                            1,750,000   1,881,250
Dean Foods Co., 8.150%, 8/01/07                              500,000     557,500
Equistar Chemicals, L. P., 6.500%, 2/15/06                   250,000     255,000
Federal Farm Credit Bank, 2.125%, 7/17/06                 10,000,000  10,039,790
Federal Home Loan Mortgage Corp., 3.220%, 6/20/07  SGD     2,500,000   1,558,282
Federal Home Loan Mortgage Corp., 5.500%, 4/01/33  USD     1,037,029   1,063,604
Federal Home Loan Mortgage Corp., 6.000%, 1/01/33            449,844     467,705
Federal National Mortgage Association,
 1.750%, 3/26/08                                   JPY 1,160,000,000  11,667,508
Federal National Mortgage Association,
 2.290%, 2/19/09                                   SGD     5,700,000   3,392,174
Federal National Mortgage Association,
 5.500%, 5/01/33                                   USD       950,694     974,607
Federal National Mortgage Association,
 6.000%, 7/01/17                                           1,555,289   1,639,271
First Industrial LP, 6.875%, 4/15/12                       1,650,000   1,876,487
Ford Motor Credit Co., 7.250%, 2/22/05             GBP       700,000   1,306,628
Fort James Corp., 4.750%, 6/29/04                  EUR     1,625,000   2,002,224
General Electric Capital Corp., 1.725%, 6/27/08    SGD     2,250,000   1,306,644
General Motors Acceptance Corp., 7.000%, 12/07/05  GBP       610,000   1,147,518

                                                         FACE AMOUNT      VALUE +
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

UNITED STATES - CONTINUED
Hasbro, Inc., 6.600%, 7/15/28                        USD     400,000 $    411,000
Household Finance Corp., 5.125%, 6/24/09             EUR     900,000    1,184,960
IMC Global, Inc., Series B, 10.875%, 6/01/08         USD     500,000      602,500
iStar Financial, Inc., 4.875%, 1/15/09 144A                  495,000      499,950
iStar Financial, Inc., 7.000%, 3/15/08                     1,000,000    1,087,500
ITT Corp., 7.375%, 11/15/15                                  600,000      648,000
KB Home, 8.625%, 12/15/08                                    320,000      360,800
KfW International Finance, Inc., 1.000%, 12/20/04    JPY 771,000,000    7,438,418
Lear Corp., 8.125%, 4/01/08                          EUR   1,000,000    1,402,884
McDonald's Corp., 3.627%, 10/10/10                   SGD     500,000      305,253
MGM Mirage, 5.875%, 2/27/14 144A                     USD   1,900,000    1,897,625
Morgan Stanley, 5.375%, 11/14/13                     GBP   1,400,000    2,541,947
Motorola, Inc., 8.000%, 11/01/11                     USD     230,000      274,819
National Rural Utilities Cooperative Finance Corp.,
 4.125%, 2/24/06                                     EUR     625,000      788,405
News America Holdings, Inc., 8.625%, 2/07/14         AUD   1,240,000    1,007,967
Overseas Shipholding Group, Inc., 7.500%, 2/15/24    USD   1,065,000    1,078,312
PerkinElmer, Inc., 8.875%, 1/15/13                           210,000      242,550
Phillips-Van Heusen Corp., 8.125%, 5/01/13                 1,000,000    1,077,500
Pioneer Natural Resources Co., 6.500%, 1/15/08               275,000      306,288
Premcor Refining Group, Inc., 6.750%, 2/01/11                600,000      652,500
Premcor Refining Group, Inc., 7.500%, 6/15/15                570,000      627,000
Schering-Plough Corp., 5.300%, 12/01/13                      150,000      156,450
Smithfield Foods, Inc., 7.750%, 5/15/13                      500,000      550,000
Starwood Hotels & Resorts Worldwide, Inc.,
 7.875%, 5/01/12                                             250,000      282,500
TECO Energy, Inc., 7.000%, 5/01/12                         1,200,000    1,266,000
U.S. Treasury Notes, 1.875%, 12/31/05                      9,000,000    9,062,928
U.S. Treasury Notes, 2.625%, 11/15/06                     18,100,000   18,456,353
U.S. Treasury Notes, 3.250%, 8/15/08                      10,390,000   10,682,624
U.S. Treasury Notes, 6.875%, 5/15/06                      10,880,000   12,067,878
United Rentals NA, 6.500%, 2/15/12 144A                    1,000,000      995,000
US West Capital Funding, Inc., 6.875%, 7/15/28               630,000      488,250
Valeant Pharmaceuticals International,
 7.000%, 12/15/11 144A                                       440,000      454,300
Xerox Corp., 7.200%, 4/01/16                                 200,000      208,000
Yum! Brands, Inc., 7.700%, 7/01/12                           350,000      415,187
                                                                     ------------
                                                                      139,242,512
                                                                     ------------
VIRGIN ISLANDS - 0.3%
First Citizens St. Lucia, 5.125%, 2/14/11                  1,515,000    1,542,403
                                                                     ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $441,211,262)                                       459,738,179
                                                                     ------------

CONVERTIBLE BONDS - 0.3%
CANADA - 0.1%
Nortel Networks Corp., 4.250%, 9/01/08                       700,000      711,375
                                                                     ------------
UNITED STATES - 0.2%
Corning, Inc., 3.500%, 11/01/08                              125,000      160,156
Lam Research Corp., 4.000%, 6/01/06                          100,000      100,500
LSI Logic Corp., 4.000%, 11/01/06                            290,000      284,563
Nextel Communications, Inc., 5.250%, 1/15/10                 290,000      291,450
                                                                     ------------
                                                                          836,669
                                                                     ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                FACE AMOUNT      VALUE +
------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $1,262,178)              USD.             $  1,548,044
                                                            ------------

TOTAL BONDS AND NOTES
 (Identified Cost $442,473,440)                              461,286,223
                                                            ------------

SHORT-TERM INVESTMENT - 2.8% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 3/31/04 at 0.350% to be repurchased at
$13,356,130 on 4/01/04 collateralized by
$13,560,000 U.S. Treasury Note, 1.750% due
12/31/04 with a value of $13,627,800             13,356,000   13,356,000
                                                            ------------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $13,356,000)                                13,356,000
                                                            ------------

TOTAL INVESTMENTS - 97.2%
 (Identified Cost $455,829,440)@                             474,642,223
 Cash and Other Assets, Less Liabilities--2.8%                13,850,561
                                                            ------------

NET ASSETS - 100%                                           $488,492,784
                                                            ------------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $ 456,830,435 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 18,618,422 and $ 806,634, respectively, resulting in net unrealized appreciation of $ 17,811,788.
   At September 30, 2003, the fund had a capital loss carryover of approximately $160,418 which expires on September 30, 2010. This may be available to offset future realized capital gains if any, to the extent provided by regulations.
   Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; DKK:
   Danish Krone; EUR: Euro; GBP: Great British Pound; HUF: Hungarian Forint:
   JPY: Japanese Yen; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK:
   Swedish Krona; SGD: Singapore Dollar; USD: United States Dollar

       Industry Holdings at March 31, 2004 as a Percentage of Net Assets

Sovereigns Non-Callable   20.9%
Sovereigns                20.0
Treasuries                10.3
Foreign Local Governments  8.4
Government Agencies        5.5
Foreign Agencies           4.1
Banking                    2.0
Supranational              1.7
Wirelines                  1.6
Paper                      1.5
Other                     21.2


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - 89.5% OF NET ASSETS

NON-CONVERTIBLE BONDS - 80.5%

AIRLINES - 2.4%
American Airlines, Inc., 6.978%, 4/01/11            USD     126,678 $  129,416
Continental Airlines, Inc., 8.000%, 12/15/05                150,000    139,500
Continental Airlines, Inc., Series 1998-1A,
 6.648%, 9/15/17                                            361,990    354,172
Continental Airlines, Inc., Series 1999-1A,
 6.545%, 2/02/19                                            316,572    311,829
Continental Airlines, Inc., Series 1999-2,
 7.434%, 3/15/06                                            100,000     98,751
Continental Airlines, Inc., Series 2000-2,
 7.707%, 10/02/22                                           521,373    529,353
Delta Air Lines, Inc., 8.300%, 12/15/29                   1,000,000    575,000
Delta Air Lines, Inc., 10.125%, 5/15/10                     200,000    136,000
                                                                    ----------
                                                                     2,274,021
                                                                    ----------
AUTOMOTIVE - 2.2%
Cummins Engine Co., Inc., 7.125%, 3/01/28                   350,000    346,500
Dana Corp., 7.000%, 3/15/28                                 100,000     99,750
Dana Corp., 7.000%, 3/01/29                                 850,000    847,875
Dana Corp., 9.000%, 8/15/11                                 550,000    786,138
                                                                    ----------
                                                                     2,080,263
                                                                    ----------
CHEMICALS - 3.7%
Freeport McMoran Resources, Inc., 7.000%, 2/15/08           100,000    105,000
Huntsman International LLC, 10.125%, 7/01/09                225,000    228,937
Huntsman International LLC, 10.125%, 7/01/09        EUR     600,000    703,288
IMC Global, Inc., 7.300%, 1/15/28                   USD   1,525,000  1,608,875
IMC Global, Inc., 7.375%, 8/01/18                           750,000    798,750
                                                                    ----------
                                                                     3,444,850
                                                                    ----------
ELECTRIC - 6.7%
AES Corp., 7.750%, 3/01/14                                1,185,000  1,186,481
AES Corp., 8.375%, 3/01/11                          GBP     405,000    724,317
AES Corp., 8.875%, 2/15/11                          USD     125,000    133,438
AES Corp., 8.875%, 11/01/27                                 700,000    679,000
Calpine Canada Energy Finance, 8.750%, 10/15/07     CAD     250,000    137,159
Calpine Corp., 7.625%, 4/15/06                      USD      65,000     57,200
Calpine Corp., 7.750%, 4/15/09                              255,000    181,050
Calpine Corp., 7.875%, 4/01/08                              350,000    255,062
Calpine Corp., 8.500%, 2/15/11                              300,000    220,500
Calpine Corp., 8.750%, 7/15/13 144A                         565,000    516,975
Empresa Nacional de Electricidad SA (Endesa-Chile),
 7.875%, 2/1/27                                             125,000    130,051
Empresa Nacional de Electricidad SA (Endesa-Chile),
 8.350%, 8/1/13                                             125,000    141,035
Enersis SA, 7.375%, 1/15/14 144A                          1,000,000  1,036,747
Enersis SA, 7.400%, 12/01/16                                500,000    512,656
Quezon Power Philippines Co., 8.860%, 6/15/17               468,750    417,188
                                                                    ----------
                                                                     6,328,859
                                                                    ----------
ELECTRONICS - 7.7%
Corning, Inc., 5.900%, 3/15/14                              250,000    247,500
Corning, Inc., 6.750%, 9/15/13                              425,000    446,489
Corning, Inc., 6.850%, 3/01/29                              701,000    651,595

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                      FACE AMOUNT    VALUE +
----------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ELECTRONICS - CONTINUED
Lucent Technologies, Inc., 5.500%, 11/15/08       USD     440,000 $  425,700
Lucent Technologies, Inc., 6.450%, 3/15/29              2,915,000  2,463,175
Nortel Networks Corp., 6.875%, 9/01/23                  1,000,000    955,000
Northern Telecom Capital Corp., 7.875%, 6/15/26         1,975,000  2,024,375
                                                                  ----------
                                                                   7,213,834
                                                                  ----------
FOOD & BEVERAGE - 4.2%
Borden, Inc., 7.875%, 2/15/23                             999,000    949,050
Borden, Inc., 9.200%, 3/15/21                           2,231,000  2,342,550
Borden, Inc., 9.250%, 6/15/19                             674,000    680,740
                                                                  ----------
                                                                   3,972,340
                                                                  ----------
GOVERNMENT AGENCIES - 4.4%
Federal Home Loan Mortgage Corp., 3.220%, 6/20/07 SGD     250,000    155,828
Federal National Mortgage Association,
 2.290%, 2/19/09                                        2,000,000  1,190,236
Federal National Mortgage Association,
 2.375%, 2/15/07                                  USD   2,750,000  2,762,631
                                                                  ----------
                                                                   4,108,695
                                                                  ----------
INFORMATION/DATA TECHNOLOGY - 1.8%
Xerox Capital Trust I, 8.000%, 2/01/27                  1,500,000  1,473,750
Xerox Corp., 7.200%, 4/01/16                              265,000    275,600
                                                                  ----------
                                                                   1,749,350
                                                                  ----------
INTEGRATED/ENERGY - 3.4%
Cerro Negro Finance Ltd., 7.330%, 12/01/09 144A            95,000     94,050
Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A         1,450,000  1,239,750
PDVSA Finance Ltd., 7.500%, 11/15/28                      200,000    161,000
Petrozuata Finance, Inc., 7.630%, 4/01/09 144A            375,000    371,250
Petrozuata Finance, Inc., 8.220%, 4/01/17 144A          1,435,000  1,305,850
                                                                  ----------
                                                                   3,171,900
                                                                  ----------
LIFE INSURANCE - 3.0%
ASIF Global Financing XXVII, 2.380%, 2/26/09 144A SGD   3,700,000  2,194,320
Provident Companies, Inc., 7.250%, 3/15/28        USD     250,000    235,254
UnumProvident Corp., 7.375%, 6/15/32                      400,000    382,100
                                                                  ----------
                                                                   2,811,674
                                                                  ----------
MEDIA CABLE - 2.2%
Charter Communications Holdings LLC,
 9.625%, 11/15/09                                         665,000    561,925
Charter Communications Holdings LLC,
 10.000%, 4/01/09                                         100,000     85,500
Charter Communications Holdings LLC,
 10.000%, 5/15/11                                         800,000    664,000
CSC Holdings, Inc., 6.750%, 4/15/12 144A                  500,000    506,562
Innova S de RL, 9.375%, 9/19/13                           200,000    217,000
                                                                  ----------
                                                                   2,034,987
                                                                  ----------
METALS & MINING - 0.5%
Vale Overseas Ltd., 8.250%, 1/17/34                       500,000    457,500
                                                                  ----------

                                                    FACE AMOUNT    VALUE +
--------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

NON CAPTIVE DIVERSIFIED - 0.5%
General Electric Capital Corp., 1.725%, 6/27/08 SGD     750,000 $  435,548
                                                                ----------
OIL FIELD SERVICES - 1.4%
Pecom Energia SA, 8.125%, 7/15/10 144A          USD     600,000    615,000
Trico Marine Services, Inc., 8.875%, 5/15/12          1,400,000    728,000
                                                                ----------
                                                                 1,343,000
                                                                ----------
PAPER - 2.4%
Georgia-Pacific Corp. (Timber Group),
 7.250%, 6/01/28                                        925,000    906,500
Georgia-Pacific Group, 7.375%, 12/01/25                 650,000    643,500
Georgia-Pacific Group, 7.750%, 11/15/29                 500,000    507,500
Pope & Talbot, Inc., 8.375%, 6/01/13                    200,000    208,000
                                                                ----------
                                                                 2,265,500
                                                                ----------
PHARMACEUTICALS - 0.3%
Pharma Services Intermediate Holding Corp.,
 Zero Coupon Bond, 4/01/14
 (step to 11.500% on 4/01/09) 144A#                     500,000    286,250
                                                                ----------
PIPELINES - 6.6%
El Paso Corp., 5.750%, 3/14/06                        1,775,000  2,020,491
Tennessee Gas Pipeline Co., 7.000%, 10/15/28            600,000    561,000
Williams Cos., Inc., 7.125%, 9/01/11                    250,000    262,500
Williams Cos., Inc., 7.500%, 1/15/31                  3,450,000  3,329,250
                                                                ----------
                                                                 6,173,241
                                                                ----------
RAILROADS - 0.4%
Missouri Pacific Railroad Co., 4.750%, 1/01/20           30,000     24,018
Missouri Pacific Railroad Co., 5.000%, 1/01/45          314,000    232,753
TFM SA de CV, 12.500%, 6/15/12                          125,000    140,000
                                                                ----------
                                                                   396,771
                                                                ----------
RESTAURANTS - 0.3%
McDonald's Corp., 3.627%, 10/10/10              SGD     500,000    305,253
                                                                ----------
RETAILERS - 3.8%
Dillard's, Inc., 6.625%, 1/15/18                USD     150,000    147,375
Dillard's, Inc., 7.000%, 12/01/28                       250,000    235,000
Dillard's, Inc., 7.750%, 7/15/26                      1,500,000  1,530,000
J.C. Penney Co., Inc., 6.875%, 10/15/15                 550,000    606,375
Woolworth Corp., 8.500%, 1/15/22                        910,000  1,020,337
                                                                ----------
                                                                 3,539,087
                                                                ----------
SOVEREIGNS - 9.8%
Petroleos Mexicanos, 8.625%, 12/01/23 144A              275,000    316,250
Petroleos Mexicanos, 9.250%, 3/30/18                    200,000    245,500
Republic of Argentina, 8.875%, 3/01/29^                 700,000    159,250
Republic of Brazil, 8.250%, 1/20/34                   2,525,000  2,146,250
Republic of Brazil, 8.875%, 4/15/24                     200,000    183,000
Republic of Brazil, 10.125%, 5/15/27                    675,000    683,100
Republic of Brazil, 10.250%, 6/17/13                    700,000    750,750
Republic of Brazil C Bond, 8.000%, 4/15/14              277,063    270,136
Republic of Dominican, 9.040%, 1/23/13 144A             710,000    511,200
Republic of Peru, 4.500%, 3/07/17
 (step to 5.000% on 3/07/05)#                           275,000    239,250

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                           FACE AMOUNT     VALUE +
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

SOVEREIGNS - CONTINUED
Republic of South Africa, 12.500%, 12/21/06            ZAR     455,000 $    77,332
Republic of South Africa, 13.500%, 9/15/15                     150,000      29,964
Republic of Uruguay, 7.500%, 3/15/15                   USD   1,133,000     977,213
Republic of Uruguay, 7.875%, 1/15/33                           996,407     747,305
Republic of Venezuela, 9.250%, 9/15/27                       2,125,000   1,889,125
                                                                       -----------
                                                                         9,225,625
                                                                       -----------
SOVEREIGNS NON-CALLABLE - 3.0%
Kingdom of Norway, 6.750%, 1/15/07                     NOK  17,500,000   2,819,317
                                                                       -----------
TEXTILE - 0.9%
Phillips-Van Heusen Corp., 7.750%, 11/15/23            USD     805,000     833,175
                                                                       -----------
TRANSPORTATION SERVICES - 4.2%
American President Cos. Ltd., 8.000%, 1/15/24                2,485,000   2,348,325
Atlas Air Worldwide Holdings, Inc., 7.200%, 1/02/19++          976,062     915,732
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/15++              88,412      51,246
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/11++             149,828      57,032
Atlas Air, Inc., Series B, 7.680%, 1/02/14^                    921,608     551,914
                                                                       -----------
                                                                         3,924,249
                                                                       -----------
WIRELINES - 4.7%
Philippine Long Distance Telephone Co.,
 8.350%, 3/06/17                                               975,000     887,250
Qwest Capital Funding, Inc., 7.625%, 8/03/21                   200,000     168,000
Qwest Capital Funding, Inc., 7.750%, 2/15/31                 1,400,000   1,148,000
Qwest Capital Funding, Inc., 7.900%, 8/15/10                   800,000     720,000
Qwest Corp., 7.250%, 10/15/35                                  225,000     208,125
US West Capital Funding, Inc., 6.500%, 11/15/18                894,000     710,730
US West Capital Funding, Inc., 6.875%, 7/15/28                 775,000     600,625
                                                                       -----------
                                                                         4,442,730
                                                                       -----------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $65,675,075)                                          75,638,019
                                                                       -----------

CONVERTIBLE BONDS - 9.0%

ELECTRONICS - 1.5%
Corning, Inc., 3.500%, 11/01/08                                675,000     864,844
Nortel Networks Corp., 4.250%, 9/01/08                         425,000     431,906
Richardson Electronics Ltd., 7.250%, 12/15/06                  150,000     148,500
                                                                       -----------
                                                                         1,445,250
                                                                       -----------
INFORMATION/DATA TECHNOLOGY - 1.6%
Maxtor Corp., 5.750%, 3/01/12                                1,655,000   1,456,400
                                                                       -----------
PHARMACEUTICALS - 2.0%
Nektar Therapeutics, 3.500%, 10/17/07                          850,000     827,687
Vertex Pharmaceuticals, Inc., 5.750%, 2/15/11 144A           1,100,000   1,046,375
                                                                       -----------
                                                                         1,874,062
                                                                       -----------
TEXTILE - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/12                              24,000      20,640
                                                                       -----------
TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc., 8.000%, 8/15/05^**               75,000           8
                                                                       -----------

                                                   FACE AMOUNT     VALUE +
--------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELINES - 3.9%
Colt Telecom Group Plc, 2.000%, 8/06/05        DEM     250,000 $   176,175
Colt Telecom Group Plc, 2.000%, 3/29/06        EUR     705,000     954,330
Colt Telecom Group Plc, 2.000%, 12/16/06               900,000   1,257,057
Colt Telecom Group Plc, 2.000%, 4/03/07                885,000   1,248,359
                                                               -----------
                                                                 3,635,921
                                                               -----------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $5,894,204)                                    8,432,281
                                                               -----------

TOTAL BONDS AND NOTES
 (Identified Cost $71,569,279)                                  84,070,300
                                                               -----------

                                                        SHARES
--------------------------------------------------------------------------

COMMON STOCKS - 0.9% OF NET ASSETS

ENERGY EQUIPMENT & SERVICES - 0.0%
Trico Marine Services, Inc.*                            33,866      40,300
                                                               -----------
OIL & GAS - 0.2%
Pogo Producing Co.                                       4,148     190,269
                                                               -----------
REAL ESTATE - 0.7%
Associated Estates Realty Corp.                         35,200     322,784
Developers Diversified Realty Corp.                      7,125     287,850
                                                               -----------
                                                                   610,634
                                                               -----------

TOTAL COMMON STOCKS
 (Identified Cost $1,104,324)                                      841,203
                                                               -----------

PREFERRED STOCKS - 7.5% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.3%

ELECTRIC - 0.3%
Pacific Gas & Electric Co., 5.000%^                     10,600     272,208
Pacific Gas & Electric Co., 5.500%^                        400      11,340
Pacific Gas & Electric Co., Series G, 4.800%^              400       9,760
Southern California Edison Co., 4.320%                   1,100      21,175
                                                               -----------
                                                                   314,483
                                                               -----------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $115,640)                                        314,483
                                                               -----------

CONVERTIBLE PREFERRED STOCKS - 7.2%

AUTOMOTIVE - 2.2%
Cummins Capital Trust I, 7.000%                         29,500   2,035,500
                                                               -----------

ELECTRONICS - 1.1%
Lucent Technologies Capital Trust, 7.750%^                 800   1,008,960
                                                               -----------

INDEPENDENT/ENERGY - 0.5%
Chesapeake Energy Corp., 6.750%                          5,000     442,500
                                                               -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                            SHARES      VALUE +
-------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - CONTINUED

LODGING - 0.3%
Host Marriott Financial Trust, 6.750%                        6,000 $   314,250
                                                                   -----------

PACKAGING - 0.4%
Owens-Illinois, Inc., 4.750%                                10,000     340,000
                                                                   -----------

WIRELINES - 2.7%
Philippine Long Distance Telephone Co., $3.50 GDS           55,950   2,573,700
                                                                   -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $4,163,761)                                        6,714,910
                                                                   -----------

TOTAL PREFERRED STOCKS
 (Identified Cost $4,279,401)                                        7,029,393
                                                                   -----------

                                                       FACE AMOUNT
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 4.4% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 3/31/04 at 0.350% to be repurchased at
$4,116,040 on 4/01/04 collateralized by
$4,130,000 U.S. Treasury Note, 1.750% due
12/31/04 with a value of $4,200,900                USD   4,116,000   4,116,000
                                                                   -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $4,116,000)                                        4,116,000
                                                                   -----------

TOTAL INVESTMENTS - 102.3%
 (Identified Cost $81,069,004)@                                     96,056,896
 Liabilities, Less Cash and Other Assets--(2.3%)                    (2,167,948)
                                                                   -----------

NET ASSETS - 100%                                                  $93,888,948
                                                                   -----------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
GDSGlobal Depositary Share is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading on exchanges not located in the United States.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases to a higher coupon rate at a specified date and rate.
^  Non-income producing security due to default or bankruptcy filing.
++ Security in bankruptcy filing.
** Securities valued at fair value as determined in good faith by or under the direction of the board of Trustees.
*  Non-income producing security.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $ 81,066,076 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 16,655,661 and $ 1,664,840, respectively, resulting in net unrealized appreciation of $ 14,990,821.
   At September 30, 2003, the fund had a capital loss carryover of approximately $18,421,576 which expires between September 30, 2008 and September 30, 2011. This may be available to offset future realized capital gains if any, to the extent provided by regulations.
   Key to Abbreviations: CAD: Canadian Dollar; DEM: German Deutschemark: EUR:
   Euro; GBP: Great British Pound; NOK: Norwegian Krone; SGD Singapore Dollar;
   USD: United States Dollar; ZAR: South African Rand

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

                                                       FACE AMOUNT    VALUE +
-----------------------------------------------------------------------------

BONDS AND NOTES - 98.7% OF NET ASSETS

NON-CONVERTIBLE BONDS - 98.7%

AEROSPACE/DEFENSE - 0.3%
Raytheon Co., 6.000%, 12/15/10                          $  100,000 $  112,242
                                                                   ----------
ASSET-BACKED SECURITIES - 1.1%
Community Program Loan Trust, Series 1987-A, Class A4,
 4.500%, 10/01/18                                          374,506    380,331
                                                                   ----------
AUTOMOTIVE - 4.8%
DaimlerChrysler NA Holding, 4.750%, 1/15/08                150,000    156,401
Ford Motor Credit Co., 7.000%, 10/01/13                    600,000    633,158
General Motors Acceptance Corp., 6.150%, 4/05/07           550,000    591,726
General Motors Acceptance Corp., 6.875%, 8/28/12           250,000    270,033
                                                                   ----------
                                                                    1,651,318
                                                                   ----------
BANKING - 5.7%
Bank One Corp., 2.625%, 6/30/08                            500,000    491,512
Citigroup, Inc., 3.500%, 2/01/08                           400,000    409,288
J.P. Morgan Chase & Co., 3.625%, 5/01/08                   500,000    511,772
MBNA Corp., 4.625%, 9/15/08                                500,000    522,538
                                                                   ----------
                                                                    1,935,110
                                                                   ----------
BEVERAGES - 1.1%
Cia Brasileira de Bebidas, 8.750%, 9/15/13 144A            350,000    384,125
                                                                   ----------
BROKERAGE - 1.5%
Goldman Sachs Group, Inc., 4.125%, 1/15/08                 500,000    521,791
                                                                   ----------
CONSUMER PRODUCTS - 0.8%
Bausch & Lomb, Inc., 6.500%, 8/01/05                       250,000    262,022
                                                                   ----------
ELECTRIC - 12.6%
CenterPoint Energy, Inc., 5.875%, 6/01/08                  360,000    373,971
Dominion Resources, Inc., 4.125%, 2/15/08                  540,000    559,760
Duke Energy Corp., 6.250%, 1/15/12                         385,000    423,758
Empresa Nacional de Electricidad SA (Endesa-Chile),
 8.350%, 8/01/13                                           600,000    676,969
Exelon Generation Co. LLC, 6.950%, 6/15/11                 100,000    115,578
NiSource Finance Corp., 7.875%, 11/15/10                   450,000    544,240
Pacific Gas & Electric Co., 3.600%, 3/01/09                500,000    502,202
Progress Energy, Inc., 5.850%, 10/30/08                    350,000    382,420
Progress Energy, Inc., 6.750%, 3/01/06                     200,000    216,768
Public Service New Mexico, 4.400%, 9/15/08                 500,000    517,739
                                                                   ----------
                                                                    4,313,405
                                                                   ----------
ELECTRONICS - 2.6%
Motorola, Inc., 5.800%, 10/15/08                           200,000    212,805
Motorola, Inc., 8.000%, 11/01/11                           550,000    657,175
                                                                   ----------
                                                                      869,980
                                                                   ----------
ENTERTAINMENT - 2.1%
AOL Time Warner, Inc., 6.125%, 4/15/06                     150,000    161,613
AOL Time Warner, Inc., 6.150%, 5/01/07                     500,000    549,324
                                                                   ----------
                                                                      710,937
                                                                   ----------
ENVIRONMENTAL - 1.5%
Waste Management, Inc., 6.875%, 5/15/09                    450,000    514,144
                                                                   ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

FOOD & BEVERAGE - 2.3%
Kraft Food, Inc., 5.250%, 6/01/07                        $  725,000 $  781,667
                                                                    ----------
HEALTHCARE - 1.2%
HCA, Inc., 5.250%, 11/06/08                                 400,000    413,462
                                                                    ----------
INDEPENDENT/ENERGY - 2.4%
Devon Financing Corp., 6.875%, 9/30/11                      500,000    578,564
Pioneer Natural Resources Co., 6.500%, 1/15/08              200,000    222,755
                                                                    ----------
                                                                       801,319
                                                                    ----------
INDUSTRIAL OTHER - 0.8%
IDEX Corp., 6.875%, 2/15/08                                 250,000    274,738
                                                                    ----------
INTEGRATED/ENERGY - 2.3%
PDVSDA Finance Ltd., 6.800%, 11/15/08                        60,000     58,800
Pemex Project Funding Master Trust, 6.125%, 8/15/08         400,000    431,600
Phillips Petroleum Co., 6.375%, 3/30/09                     250,000    284,337
                                                                    ----------
                                                                       774,737
                                                                    ----------
MEDIA CABLE - 3.4%
Comcast Cable Communications, 6.200%, 11/15/08              700,000    774,749
Cox Communications, Inc., 3.875%, 10/01/08                  100,000    101,420
Cox Communications, Inc., 6.400%, 8/01/08                   250,000    278,196
                                                                    ----------
                                                                     1,154,365
                                                                    ----------
MEDIA NONCABLE - 2.5%
Clear Channel Communications, Inc., 3.125%, 2/01/07         150,000    151,742
Clear Channel Communications, Inc., 4.625%, 1/15/08         125,000    130,918
News America, Inc., 6.625%, 1/09/08                         500,000    562,106
                                                                    ----------
                                                                       844,766
                                                                    ----------
MORTGAGE RELATED - 14.3%
Federal Home Loan Mortgage Corp., 4.500%, 11/01/18          979,696    993,628
Federal Home Loan Mortgage Corp., 5.500%, 3/01/13            44,811     46,914
Federal Home Loan Mortgage Corp., 6.000%, 11/01/12           85,347     90,077
Federal National Mortgage Association, 5.000%, 1/01/19      760,150    782,210
Federal National Mortgage Association, 5.000%, 2/01/19      990,344  1,019,200
Federal National Mortgage Association, 5.500%, 1/01/17      157,208    163,967
Federal National Mortgage Association, 5.500%, 1/01/17      181,451    189,234
Federal National Mortgage Association, 5.500%, 2/01/17       90,259     94,139
Federal National Mortgage Association, 5.500%, 9/01/17      470,599    490,784
Federal National Mortgage Association, 5.500%, 12/01/18     750,870    782,876
Nomura Asset Securities Corp., 6.280%, 3/15/30              221,805    237,241
                                                                    ----------
                                                                     4,890,270
                                                                    ----------
NON CAPTIVE CONSUMER - 3.5%
American General Finance Corp., 2.750%, 6/15/08             350,000    344,148
Capital One Bank, 4.875%, 5/15/08                           400,000    421,507
Capital One Bank, 6.875%, 2/01/06                           225,000    243,070
Countrywide Home Loans, Inc., 3.250%, 5/21/08               200,000    200,563
                                                                    ----------
                                                                     1,209,288
                                                                    ----------
NON CAPTIVE DIVERSIFIED - 1.3%
CIT Group, Inc., 3.375%, 4/01/09                            450,000    446,197
                                                                    ----------

                                                  FACE AMOUNT    VALUE +
------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

OIL FIELD SERVICES - 2.2%
Halliburton Co., 5.625%, 12/01/08                  $  150,000 $  160,712
Halliburton Co., 6.000%, 8/01/06                      550,000    589,998
                                                              ----------
                                                                 750,710
                                                              ----------
PAPER - 4.6%
Boise Cascade Corp., 7.500%, 2/01/08                  500,000    548,968
International Paper Co., 5.850%, 10/30/12             350,000    375,812
MacMillan Bloedel Ltd., 6.750%, 2/15/06               150,000    161,824
Temple-Inland, Inc., 6.750%, 3/01/09                  100,000    112,716
Weyerhaeuser Co., 6.000%, 8/01/06                     350,000    378,105
                                                              ----------
                                                               1,577,425
                                                              ----------
PIPELINES - 0.5%
Kinder Morgan, Inc., 6.650%, 3/01/05                  165,000    171,882
                                                              ----------
RAILROADS - 1.8%
CSX Corp., 6.750%, 3/15/11                            100,000    114,587
Union Pacific Corp., 3.875%, 2/15/09                  500,000    508,216
                                                              ----------
                                                                 622,803
                                                              ----------
REAL ESTATE INVESTMENT TRUSTS - 4.2%
American Health Properties, Inc., 7.500%, 1/15/07     275,000    307,020
EOP Operating LP, 6.800%, 1/15/09                     500,000    572,253
Excel Realty Trust, Inc., 6.875%, 10/15/04            250,000    256,566
Simon Property Group LP, 3.750%, 1/30/09 144A         300,000    304,676
                                                              ----------
                                                               1,440,515
                                                              ----------
REFINING - 1.6%
Valero Energy Corp., 4.750%, 6/15/13                  550,000    549,459
                                                              ----------
RETAILERS - 1.1%
J.C. Penney Co., Inc., 7.600%, 4/01/07                350,000    390,250
                                                              ----------
SOVEREIGNS - 3.5%
Republic of South Africa, 8.375%, 10/17/06            600,000    679,500
United Mexican States, 4.625%, 10/08/08               500,000    517,500
                                                              ----------
                                                               1,197,000
                                                              ----------
TOBACCO - 1.7%
Altria Group, Inc., 5.625%, 11/04/08                  550,000    581,834
                                                              ----------
TRANSPORTATION SERVICES - 1.3%
ERAC USA Finance Co., 6.800%, 2/15/08 144A            200,000    225,315
ERAC USA Finance Co., 7.350%, 6/15/08 144A            200,000    231,582
                                                              ----------
                                                                 456,897
                                                              ----------
WIRELESS - 1.8%
AT&T Wireless Services, Inc., 7.500%, 5/01/07         300,000    341,061
INTELSAT, 7.625%, 4/15/12                             250,000    289,015
                                                              ----------
                                                                 630,076
                                                              ----------
WIRELINES - 6.3%
Qwest Corp., 5.625%, 11/15/08                         150,000    149,625
Sprint Capital Corp., 6.375%, 5/01/09                 850,000    947,139
Telecom Italia Capital, 4.000%, 11/15/08 144A         400,000    408,933
Telus Corp., 8.000%, 6/01/11                          550,000    662,536
                                                              ----------
                                                               2,168,233
                                                              ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                  FACE AMOUNT      VALUE +
--------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $32,048,104)                                $33,783,298
                                                              -----------

TOTAL BONDS AND NOTES
 (Identified Cost $32,048,104)                                 33,783,298
                                                              -----------

SHORT-TERM INVESTMENT - 3.2% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 3/31/04 at 0.350% to be repurchased at
$1,094,011 on 4/01/04 collateralized by
$1,115,000 U.S. Treasury Note, 1.750% due
12/31/04 with a value of $1,120,575                $1,094,000   1,094,000
                                                              -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $1,094,000)                                   1,094,000
                                                              -----------

TOTAL INVESTMENTS - 101.9%
 (Identified Cost $33,142,104)@                                34,877,298
 Liabilities, Less Cash and Other Assets--(1.9%)                 (635,633)
                                                              -----------

NET ASSETS  -  100%                                           $34,241,665
                                                              -----------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $ 33,250,104 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 1,671,033 and $ 43,839, respectively, resulting in net unrealized appreciation of $ 1,627,194.
   At September 30, 2003, the fund had a capital loss carryover of approximately $518,909 which expires on September 30, 2011. This may be available to offset future realized capital gains if any, to the extent provided by regulations.

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMNETS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

                                                        FACE AMOUNT     VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - 96.0% OF NET ASSETS

NON-CONVERTIBLE BONDS - 95.5%

AEROSPACE/DEFENSE - 1.7%
Raytheon Co., 6.400%, 12/15/18                      USD   2,500,000 $ 2,767,695
                                                                    -----------
AIRLINES - 0.7%
Continental Airlines, Inc., Series 1998-1A,
 6.648%, 3/15/19                                            553,631     541,675
US Airways, 6.850%, 1/30/18                                 655,765     619,171
                                                                    -----------
                                                                      1,160,846
                                                                    -----------
ASSET-BACKED SECURITIES - 1.4%
Community Program Loan Trust, Series 1987-A,
 Class A5, 4.500%, 4/01/29                                2,500,000   2,346,948
                                                                    -----------
AUTOMOTIVE - 6.4%
Delphi Automotive Systems Corp., 7.125%, 5/01/29          2,500,000   2,628,015
Ford Motor Co., 6.375%, 2/01/29                           3,350,000   2,982,716
Ford Motor Credit Co., 7.250%, 2/22/05              GBP     250,000     466,653
Ford Motor Credit Co., 7.375%, 10/28/09             USD     150,000     164,647
General Motors Acceptance Corp., 5.125%, 5/09/08          2,500,000   2,602,330
General Motors Acceptance Corp., 6.625%, 10/15/05           150,000     159,163
General Motors Acceptance Corp., 7.500%, 12/01/06   NZD   1,500,000   1,004,010
General Motors Corp., 6.750%, 5/01/28               USD     700,000     686,097
                                                                    -----------
                                                                     10,693,631
                                                                    -----------
BANKING - 0.9%
Bank of America Corp., 7.200%, 4/15/06                      150,000     165,767
Commercial Credit Co., 6.500%, 6/01/05                      150,000     158,269
FleetBoston Financial Corp., 7.375%, 12/01/09               175,000     209,628
Keycorp Capital II, 6.875%, 3/17/29                         500,000     544,092
Wachovia Corp., 3.500%, 8/15/08                             150,000     152,610
Wells Fargo & Co., 6.375%, 8/01/11                          175,000     200,183
                                                                    -----------
                                                                      1,430,549
                                                                    -----------
BEVERAGES - 0.7%
Cia Brasileira de Bebidas, 8.750%, 9/15/13 144A           1,025,000   1,124,937
                                                                    -----------
CONSUMER PRODUCTS - 0.8%
Bausch & Lomb, Inc., 7.125%, 8/01/28                      1,250,000   1,316,727
                                                                    -----------
ELECTRIC - 2.7%
Commonwealth Edison Co., 4.750%, 12/01/11                    91,000      93,075
Empresa Nacional de Electricidad SA (Endesa-Chile),
 7.875%, 2/01/27                                          1,000,000   1,040,407
Enersis SA, 7.400%, 12/01/16                              3,300,000   3,383,533
                                                                    -----------
                                                                      4,517,015
                                                                    -----------
ELECTRONICS - 0.9%
Motorola, Inc., 5.800%, 10/15/08                            200,000     212,804
Motorola, Inc., 6.500%, 11/15/28                            500,000     507,543
Motorola, Inc., 7.625%, 11/15/10                            250,000     290,893
Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A         500,000     561,636
                                                                    -----------
                                                                      1,572,876
                                                                    -----------
FOREIGN LOCAL GOVERNMENTS - 12.6%
Milit-Air, Inc., 5.750%, 6/30/19                    CAD   1,591,513   1,297,804
New Brunswick FM Project, 6.47%, 11/30/27                   495,697     419,746

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                        FACE AMOUNT     VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

FOREIGN LOCAL GOVERNMENTS - CONTINUED
Province of Alberta, 5.000%, 12/16/08               CAD   2,000,000 $ 1,620,589
Province of Alberta, 5.930%, 9/16/16                        571,337     477,875
Province of British Columbia,
  Zero Coupon Bond, 6/09/14                               1,000,000     466,438
Province of British Columbia, 5.700%, 6/18/29               325,000     257,816
Province of British Columbia, 6.000%, 6/09/08             2,900,000   2,431,770
Province of British Columbia, 6.250%, 12/01/09              290,000     247,798
Province of Manitoba, 5.750%, 6/02/08                     3,750,000   3,116,042
Province of Manitoba, 6.500%, 9/22/17                     1,825,000   1,606,211
Province of Newfoundland, 6.150%, 4/17/28                   500,000     408,744
Province of Ontario, 5.900%, 3/08/06                      3,530,000   2,863,271
Province of Saskatchewan, Zero Coupon Bond, 4/10/14       2,500,000   1,169,429
Province of Saskatchewan, 6.000%, 6/01/06                 5,215,000   4,261,291
South Australia Government Finance Authority,
  Zero Coupon Bond, 12/21/15                        AUD     900,000     351,939
                                                                    -----------
                                                                     20,996,763
                                                                    -----------
GOVERNMENT AGENCIES - 7.7%
Federal Home Loan Mortgage Corp., 4.625%, 2/15/07   EUR   1,600,000   2,075,976
Federal National Mortgage Association,
 Zero Coupon Bond, 10/29/07                         NZD   6,850,000   3,725,969
Federal National Mortgage Association,
 2.290%, 2/19/09                                    SGD   8,000,000   4,760,946
Federal National Mortgage Association,
 6.375%, 8/15/07                                    AUD   3,000,000   2,354,293
                                                                    -----------
                                                                     12,917,184
                                                                    -----------
HEALTHCARE - 2.5%
Columbia/HCA Healthcare Corp., 7.050%, 12/01/27     USD     100,000     100,216
Columbia/HCA Healthcare Corp., 7.750%, 7/15/36              250,000     267,768
HCA, Inc., 5.750%, 3/15/14                                1,000,000     999,183
HCA, Inc., 6.250%, 2/15/13                                  150,000     156,300
HCA, Inc., 6.300%, 10/01/12                               2,450,000   2,567,967
                                                                    -----------
                                                                      4,091,434
                                                                    -----------
HOME CONSTRUCTION - 1.8%
Pulte Corp., 7.300%, 10/24/05                               200,000     215,952
Pulte Corp., 7.625%, 10/15/17                             1,000,000   1,187,297
Pulte Homes, Inc., 6.375%, 5/15/33                        1,000,000     996,631
Pulte Homes, Inc., 7.875%, 6/15/32                          500,000     595,033
                                                                    -----------
                                                                      2,994,913
                                                                    -----------
INDEPENDENT/ENERGY - 0.0%
Union Oil Co., 7.500%, 2/15/29                               45,000      54,458
                                                                    -----------
INFORMATION/DATA TECHNOLOGY - 0.4%
Dell Corp., 7.100%, 4/15/28                                 450,000     538,550
Hewlett-Packard Co., 3.625%, 3/15/08                        150,000     153,317
                                                                    -----------
                                                                        691,867
                                                                    -----------
INTEGRATED/ENERGY - 3.1%
Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A             500,000     427,500
Conoco, Inc., 6.350%, 4/15/09                               175,000     199,278
PDVSA Finance Ltd., 7.400%, 8/15/16                       2,000,000   1,715,000

                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

INTEGRATED/ENERGY - CONTINUED
PDVSA Finance Ltd., 7.500%, 11/15/28                USD   2,000,000 $1,610,000
Pemex Project Funding Master Trust, 8.625%, 2/01/22         500,000    577,500
Petrozuata Finance, Inc., 8.220%, 4/01/17 144A              700,000    637,000
                                                                    ----------
                                                                     5,166,278
                                                                    ----------
LIFE INSURANCE - 2.2%
ASIF Global Financing XXVII, 2.380%, 2/26/09 144A   SGD   4,200,000  2,490,850
UnumProvident Corp., 6.750%, 12/15/28               USD   1,300,000  1,202,258
                                                                    ----------
                                                                     3,693,108
                                                                    ----------
MEDIA NONCABLE - 0.2%
Clear Channel Communications, Inc., 5.750%, 1/15/13         250,000    264,827
                                                                    ----------
METALS & MINING - 0.1%
Teck Cominco Ltd., 7.000%, 9/15/12                          100,000    113,717
                                                                    ----------
MORTGAGE RELATED - 0.4%
Federal National Mortgage Association,
 5.000%, 2/01/18                                            256,840    264,253
Federal National Mortgage Association,
 5.500%, 9/01/16                                            223,686    233,302
Federal National Mortgage Association,
 6.000%, 10/01/28                                            58,869     61,428
Federal National Mortgage Association,
 6.500%, 2/01/11                                             29,940     31,909
                                                                    ----------
                                                                       590,892
                                                                    ----------
NON CAPTIVE DIVERSIFIED - 0.1%
General Electric Capital Corp., 1.725%, 6/27/08     SGD     250,000    145,183
                                                                    ----------
OIL FIELD SERVICES - 0.4%
Global Marine, Inc., 7.000%, 6/01/28                USD     250,000    287,625
Pecom Energia SA, 8.125%, 7/15/10 144A                      332,000    340,300
                                                                    ----------
                                                                       627,925
                                                                    ----------
PAPER - 1.4%
Georgia-Pacific Corp. (Timber Group),
 7.250%, 6/01/28                                          1,500,000  1,470,000
MacMillan Bloedel Ltd., 7.700%, 2/15/26                     305,000    350,220
Weyerhaeuser Co., 6.950%, 10/01/27                          500,000    543,776
                                                                    ----------
                                                                     2,363,996
                                                                    ----------
PIPELINES - 3.0%
Coastal Corp., 6.950%, 6/01/28                              350,000    259,875
El Paso Corp., 5.750%, 3/14/06                              100,000    113,830
El Paso Corp., 7.000%, 5/15/11                      EUR   1,125,000    964,688
El Paso Energy Corp., 6.750%, 5/15/09               USD     250,000    220,625
KN Capital Trust, 7.630%, 4/15/28                         2,000,000  2,305,954
KN Energy, Inc., 7.250%, 3/01/28                          1,000,000  1,139,895
                                                                    ----------
                                                                     5,004,867
                                                                    ----------
PROPERTY & CASUALTY INSURANCE - 0.5%
Aon Corp., 7.375%, 12/14/12                                 575,000    676,759
Progressive Corp., 6.625%, 3/01/29                           35,000     39,432
Progressive Corp., 7.000%, 10/01/13                         150,000    177,809
                                                                    ----------
                                                                       894,000
                                                                    ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

RAILROADS - 0.5%
Canadian Pacific Railway Ltd., 4.900%, 6/15/10 144A  CAD   1,000,000 $   776,477
Missouri Pacific Railroad Co., 5.000%, 1/01/45       USD     175,000     129,719
                                                                     -----------
                                                                         906,196
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 1.8%
EOP Operating LP, 6.750%, 2/15/12                            250,000     285,297
First Industrial LP, 7.600%, 7/15/28                       1,250,000   1,379,670
Highwoods Realty LP, 7.500%, 4/15/18                       1,000,000   1,121,333
Spieker Properties, Inc., 7.500%, 10/01/27                   234,000     265,677
                                                                     -----------
                                                                       3,051,977
                                                                     -----------
REFINING - 0.4%
Merey Sweeny LP, 8.850%, 12/18/19 144A                       500,000     584,110
                                                                     -----------
RESTAURANTS - 0.2%
McDonald's Corp., 3.627%, 10/10/10                   SGD     500,000     305,253
                                                                     -----------
RETAILERS - 0.2%
Target Corp., 5.875%, 3/01/12                        USD     150,000     166,554
Wal-Mart Stores, Inc., 6.875%, 8/10/09                       200,000     234,716
                                                                     -----------
                                                                         401,270
                                                                     -----------
SOVEREIGNS - 12.3%
Canadian Government, 3.500%, 6/01/04                 CAD   3,625,000   2,768,574
Canadian Government, 4.500%, 9/01/07                       4,070,000   3,252,092
Canadian Government, 6.000%, 9/01/05                       6,870,000   5,513,013
Republic of Brazil C Bond, 8.000%, 4/15/14           USD     615,703     600,311
Republic of South Africa, 8.500%, 6/23/17                  1,125,000   1,396,406
Republic of South Africa, 12.500%, 12/21/06          ZAR   5,840,000     992,575
Republic of South Africa, 13.500%, 9/15/15                   245,000      48,941
SP Powerassets Ltd., 3.730%, 10/22/10                SGD     500,000     310,143
Tenaga Nasional Berhad, 7.500%, 11/01/25 144A        USD   3,390,000   3,741,024
United Mexican States, 7.500%, 1/14/12                       905,000   1,052,063
United Mexican States, 8.300%, 8/15/31                       750,000     881,250
                                                                     -----------
                                                                      20,556,392
                                                                     -----------
SOVEREIGNS NON-CALLABLE - 5.7%
Government of Sweden, 5.250%, 3/15/11                SEK  12,225,000   1,755,530
Government of Sweden, 6.500%, 5/05/08                     14,000,000   2,085,983
Kingdom of Norway, 5.500%, 5/15/09                   NOK  10,000,000   1,591,575
Kingdom of Norway, 6.750%, 1/15/07                        25,250,000   4,067,871
                                                                     -----------
                                                                       9,500,959
                                                                     -----------
SUPRANATIONAL - 5.7%
Eurofima, 6.500%, 8/22/11                            AUD   3,225,000   2,541,074
International Bank for Reconstruction & Development,
 Zero Coupon Bond, 8/20/07                           NZD   9,650,000   5,286,786
International Bank for Reconstruction & Development,
 5.500%, 11/03/08                                          1,000,000     657,958
International Bank for Reconstruction & Development,
 8.000%, 5/23/07                                           1,505,000   1,062,033
                                                                     -----------
                                                                       9,547,851
                                                                     -----------
TAXABLE MUNICIPAL - 0.8%
Orange County, California Pension Obligation, Zero
 Coupon Bond, 9/01/16                                USD   2,500,000   1,316,025
                                                                     -----------

                                                           FACE AMOUNT      VALUE +
-----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TEXTILE - 0.7%
Kellwood Co., 7.625%, 10/15/17                         USD   1,000,000 $  1,105,000
                                                                       ------------
TRANSPORTATION SERVICES - 1.4%
American President Cos. Ltd., 8.000%, 1/15/24                  100,000       94,500
Atlas Air Worldwide Holdings, Inc., 7.200%, 1/02/19++          216,508      203,126
Atlas Air, Inc., Series B, 7.680%, 1/02/14++                 3,429,237    2,053,633
                                                                       ------------
                                                                          2,351,259
                                                                       ------------
TREASURIES - 8.1%
U.S. Treasury Notes, 1.875%, 12/31/05                       13,500,000   13,594,392
                                                                       ------------
WIRELESS - 0.6%
America Movil SA de CV, 4.125%, 3/01/09 144A                   500,000      500,976
INTELSAT, 7.625%, 4/15/12                                      500,000      578,030
                                                                       ------------
                                                                          1,079,006
                                                                       ------------
WIRELINES - 4.5%
AT&T Corp., 6.750%, 11/21/06                           EUR     250,000      334,011
Sprint Capital Corp., 6.875%, 11/15/28                 USD   3,750,000    3,894,342
Sprint Capital Corp., 6.900%, 5/01/19                          250,000      273,222
Telekom Malaysia Berhad, 7.875%, 8/01/25 144A                2,235,000    2,640,735
US West Capital Funding, Inc., 6.500%, 11/15/18                500,000      397,500
                                                                       ------------
                                                                          7,539,810
                                                                       ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $141,872,495)                                         159,382,136
                                                                       ------------

CONVERTIBLE BONDS - 0.5%

ELECTRONICS - 0.0%
Richardson Electronics Ltd., 7.250%, 12/15/06                   50,000       49,500
                                                                       ------------
INDEPENDENT/ENERGY - 0.4%
Devon Energy Corp., 4.900%, 8/15/08                            200,000      205,500
Devon Energy Corp., 4.950%, 8/15/08                            500,000      513,750
                                                                       ------------
                                                                            719,250
                                                                       ------------
INFORMATION/DATA TECHNOLOGY - 0.1%
Maxtor Corp., 5.750%, 3/01/12                                   70,000       61,600
                                                                       ------------
TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc., 6.500%, 5/01/11^**              129,000           13
                                                                       ------------
WIRELINES - 0.0%
Telus Corp., 6.750%, 6/15/10                           CAD      50,000       40,004
                                                                       ------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $905,804)                                                 870,367
                                                                       ------------

TOTAL BONDS AND NOTES
 (Identified Cost $142,778,299)                                         160,252,503
                                                                       ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                  SHARES    VALUE +
-------------------------------------------------------------------

PREFERRED STOCKS - 1.5% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.9%

ELECTRIC - 0.9%
Central Illinois Light Co., 4.500%                   100 $    8,600
Connecticut Light & Power Co., $2.20                 263     10,093
Dayton Power & Light Co., 3.750%                     701     46,901
Del Marva Power & Light Co., 4.000%                  350     23,100
Duquesne Light Co., 4.000%                           300     10,425
MDU Resources Group, Inc., 5.100%                    720     71,280
Northern Indiana Public Service Co., 4.250%        2,410    180,148
Pacific Gas & Electric Co., 5.500% ^                 100      2,835
Pacific Gas & Electric Co., Series D, 5.000% ^    25,100    642,560
PSI Energy, Inc., 4.320%                             200      4,600
Public Service Electric & Gas Co., 4.080%            400     32,400
San Diego Gas & Electric Co., 4.500%                 100      1,755
Southern California Edison Co., 4.320%             1,292     24,871
Union Electric Co., $4.50                          4,410    390,285
                                                         ----------
                                                          1,449,853
                                                         ----------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $957,309)                               1,449,853
                                                         ----------

CONVERTIBLE PREFERRED STOCKS - 0.6%

CONSUMER PRODUCTS -- 0.6%
Newell Financial Trust I, 5.250%                  22,000  1,036,750
                                                         ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $827,153)                               1,036,750
                                                         ----------

TOTAL PREFERRED STOCKS
 (Identified Cost $1,784,462)                             2,486,603
                                                         ----------

                                                   FACE AMOUNT   VALUE +
------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 1.0% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 3/31/04 at 0.350% to be repurchased at
$1,698,016 on 4/01/04 collateralized by
$1,725,000 U.S. Treasury Note, 1.750% due
12/31/04 with a value of $1,733,625            USD   1,698,000 1,698,000
                                                               ---------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $1,698,000)                                  1,698,000
                                                               ---------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)


                                                         VALUE +
----------------------------------------------------------------

TOTAL INVESTMENTS - 98.5%
 (Identified Cost $146,260,761)@                    $164,437,106
 Cash and Other Assets, Less Liabilities--1.5%         2,425,998
                                                    ------------

NET ASSETS  -  100%                                 $166,863,104
                                                    ------------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
^  Non-income producing security due to default or bankruptcy filing.
++ Security in bankruptcy filing.
** Security valued at fair value as determined in good faith by or under the direction of the board of Trustees.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $ 146,682,885 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 19,963,511 and $ 2,209,290, respectively, resulting in net unrealized appreciation of $ 17,754,221.
   Key to Abbreviations:AUD: Australia Dollar; CAD: Canadian Dollar; EUR: Euro;
   GBP: Great British Pound; NZD: New Zealand Dollar; NOK: Norwegian Krone,
   SEK: Swedish Krona; SGD: Singapore Dollar; USD: United States Dollar; ZAR:
   South Africa Rand


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

                                                         FACE AMOUNT    VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - 97.2% OF NET ASSETS

MORTGAGE RELATED - 14.2%
Federal Home Loan Mortgage Corp., 4.500%, 8/01/33         $  457,863 $  447,856
Federal National Mortgage Association, 5.500%, 2/01/34       419,508    430,060
Federal National Mortgage Association, 6.500%, 11/01/31      279,992    294,175
                                                                     ----------
                                                                      1,172,091
                                                                     ----------
TREASURIES - 83.0%
U.S. Treasury Bonds, 5.250%, 11/15/28                        835,000    881,577
U.S. Treasury Bonds, 7.250%, 5/15/16                       2,000,000  2,582,188
U.S. Treasury Notes, 1.625%, 9/30/05                       1,785,000  1,793,088
U.S. Treasury Notes, 3.250%, 8/15/08                         100,000    102,816
U.S. Treasury Notes, 5.000%, 2/15/11                       1,335,000  1,473,715
                                                                     ----------
                                                                      6,833,384
                                                                     ----------

TOTAL BONDS AND NOTES
 (Identified Cost $7,749,075)                                         8,005,475
                                                                     ----------

TOTAL INVESTMENTS - 97.2%
 (Identified Cost $7,749,075)@                                        8,005,475
 Cash and Other Assets, Less Liabilities--2.8%                          229,336
                                                                     ----------

NET ASSETS  -  100%                                                  $8,234,811
                                                                     ----------

+  See Note 2.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $ 7,812,558 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 201,153 and $ 8,236, respectively, resulting in net unrealized appreciation of $ 192,917.

                See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2004 (UNAUDITED)

                                                              BENCHMARK CORE                    CORE PLUS FIXED
                                                                BOND FUND        BOND FUND        INCOME FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                                            $ 25,628,134  $2,571,436,935       $  1,445,559
Cash                                                                 254,466         770,285             25,251
Foreign currency at value                                                 --         236,797              2,369
Receivable for:
 Fund shares sold                                                     50,000      18,226,047                 --
 Securities sold                                                     210,552         765,579             16,125
 Dividends and interest                                              193,806      31,137,657             16,790
Due from the adviser                                                  13,052          59,573             11,428
                                                                ------------  --------------    ---------------
                                                                  26,350,010   2,622,632,873          1,517,522
                                                                ------------  --------------    ---------------
LIABILITIES
Payable for:
 Securities purchased                                              1,693,973       8,646,309             22,234
 Fund Shares redeemed                                                     --       3,693,937                 --
 Foreign taxes                                                            --          65,469                 --
Accrued expenses:
 Management fees                                                       5,920       1,303,013                454
 Deferred Trustees' fees                                               2,204          27,093              2,008
 Accounting and administrative fees                                    3,322         304,337              1,246
 Transfer agent fees                                                   2,043          88,089              1,251
 12b-1 fees                                                               --           1,829                 --
 Other                                                                 9,688         280,809             12,914
                                                                ------------  --------------    ---------------
                                                                   1,717,150      14,410,885             40,107
                                                                ------------  --------------    ---------------
NET ASSETS                                                      $ 24,632,860  $2,608,221,988       $  1,477,415
                                                                ------------  --------------    ---------------
Net Assets consist of:
 Capital paid in                                                $ 24,622,357  $2,490,569,545       $  3,707,332
 Undistributed (overdistributed) net investment income (loss)        160,761      (2,242,767)            (8,931)
 Accumulated net realized gain (loss)                               (544,480)   (155,911,348)        (2,284,946)
 Unrealized appreciation (depreciation) on:
   Investments                                                       394,222     275,673,688             63,933
   Foreign currency translations                                          --         132,870                 27
                                                                ------------  --------------    ---------------
NET ASSETS                                                      $ 24,632,860  $2,608,221,988       $  1,477,415
                                                                ------------  --------------    ---------------

INSTITUTIONAL CLASS:
Net assets                                                      $ 24,530,103  $2,358,141,222       $  1,477,415
Shares of beneficial interest
  outstanding, no par value                                        2,344,726     175,140,191            160,996
Net asset value and redemption price                            $      10.46  $        13.46       $       9.18
RETAIL CLASS:
Net assets                                                      $    102,757  $  230,382,309                 --
Shares of beneficial interest
  outstanding, no par value                                            9,845      17,124,029                 --
Net asset value and redemption price                            $      10.44  $        13.45                 --
ADMIN CLASS:
Net assets                                                                --  $   19,698,457                 --
Shares of beneficial interest
  outstanding, no par value                                               --       1,465,853                 --
Net asset value and redemption price                                      --  $        13.44                 --

Identified cost of investments                                  $ 25,233,912  $2,295,763,247       $  1,381,626
Cost of foreign currency                                        $         --  $      234,479       $      2,346

                See accompanying notes to financial statements.

    FIXED           GLOBAL       INSTITUTIONAL HIGH  INTERMEDIATE DURATION  INVESTMENT GRADE   U.S. GOVERNMENT
 INCOME FUND       BOND FUND        INCOME FUND        FIXED INCOME FUND    FIXED INCOME FUND  SECURITIES FUND
---------------------------------------------------------------------------------------------------------------
$ 416,797,038    $474,642,223          $ 96,056,896           $ 34,877,298       $164,437,106     $  8,005,475
          544             201                   855                    923                336          153,765
        4,922       2,603,189                17,352                     --                 --               --
           --       8,375,845                 4,243                     --                 --               51
       95,800              --                    --                492,814            134,770               --
    5,848,729       8,488,880             1,408,976                464,996          2,394,889           85,674
        9,087              --                 8,882                  9,686              8,180            9,746
-------------    ------------    ------------------  ---------------------  -----------------  ---------------
422,756,120       494,110,338            97,497,204             35,845,717        166,975,281        8,254,711
-------------    ------------    ------------------  ---------------------  -----------------  ---------------
           --       5,266,148             3,514,533              1,573,215                 --               --
           --          67,148                 3,700                     --                 --               19
        7,373              --                 8,639                     --                 --               --
      178,380         226,374                45,927                  8,687             56,854            2,134
        6,317           5,221                 2,921                  2,329              3,611            2,072
       60,985          34,344                12,196                  5,535             22,675            1,629
        3,884          14,896                 1,453                  1,325              1,673            1,633
           --           1,979                    --                     --                 --               --
       77,057           1,444                18,887                 12,961             27,364           12,413
---------------------------------------------------------------------------------------------------------------
      333,996       5,617,554             3,608,256              1,604,052            112,177           19,900
---------------------------------------------------------------------------------------------------------------
$ 422,422,124    $488,492,784          $ 93,888,948           $ 34,241,665       $166,863,104     $  8,234,811
---------------------------------------------------------------------------------------------------------------
$ 384,728,169    $462,958,181          $ 89,750,838           $ 32,613,093       $146,105,944     $  8,022,963
    5,723,914       2,081,339             1,558,569                (50,184)          (190,127)         (34,812)
  (21,184,869)      4,750,219           (12,410,899)               (56,438)         2,765,434           (9,740)
   53,137,756      18,812,783            14,987,892              1,735,194         18,176,345          256,400
       17,154        (109,738)                2,548                     --              5,508               --
---------------------------------------------------------------------------------------------------------------
$ 422,422,124    $488,492,784          $ 93,888,948           $ 34,241,665       $166,863,104     $  8,234,811
---------------------------------------------------------------------------------------------------------------

$422,422,124     $191,611,471          $ 93,888,948           $ 34,241,665       $166,863,104     $  8,234,811

   31,273,839      12,391,431            12,944,647              3,368,510         12,289,299          734,361
$       13.51    $      15.46          $       7.25           $      10.17       $      13.58     $      11.21
           --    $296,881,313                    --                     --                 --               --

           --      19,333,702                    --                     --                 --               --
           --           15.36                    --                     --                 --               --
           --              --                    --                     --                 --               --

           --              --                    --                     --                 --               --
           --              --                    --                     --                 --               --

$ 363,659,282    $455,829,440          $ 81,069,004           $ 33,142,104       $146,260,761     $  7,749,075
$       4,855    $  2,549,685          $     17,115           $         --       $         --     $         --

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

                                                                     BENCHMARK CORE                CORE PLUS FIXED
                                                                       BOND FUND       BOND FUND     INCOME FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends*                                                             $         --  $  2,969,048     $         --
Interest                                                                    437,764    65,094,008           63,609
                                                                       ------------  ------------  ---------------
Total income                                                                437,764    68,063,056           63,609
                                                                       ------------  ------------  ---------------

EXPENSES
Management fees                                                              31,525     6,620,208            4,486
12b-1 fees (Retail Class)                                                        59       225,721               --
12b-1 fees (Admin Class)                                                         --        19,591               --
Shareholder service fees (Admin Class)                                           --        19,591               --
Trustees' fees and expenses                                                   3,068        63,038            2,563
Accounting and administrative fees                                            6,895       723,997              841
Custodian                                                                    26,542       336,100           18,738
Transfer agent fees and expenses                                             12,847       418,070            7,095
Audit and tax services                                                       14,348        33,133           14,311
Registration                                                                 16,948        64,582           10,146
Shareholder reporting                                                         1,875       148,153              789
Legal                                                                           330        39,979              193
Miscellaneous                                                                 3,497       131,958            1,407
                                                                       ------------  ------------  ---------------
Total expenses                                                              117,934     8,844,121           60,569
Less expenses waived and reimbursed by the investment adviser               (70,589)     (303,993)         (54,801)
                                                                       ------------  ------------  ---------------
Net expenses                                                                 47,345     8,540,128            5,768
                                                                       ------------  ------------  ---------------
Net investment income                                                       390,419    59,522,928           57,841
                                                                       ------------  ------------  ---------------

NET REALIZED GAIN (LOSS) ON:
Investments                                                                  73,314    53,646,925           93,771
Foreign currency transactions                                                    --       417,087              318
                                                                       ------------  ------------  ---------------
Total net realized gain (loss)                                               73,314    54,064,012           94,089
                                                                       ------------  ------------  ---------------

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                                 171,008    74,570,155          (38,799)
Foreign currency translations                                                    --       (67,763)             (46)
                                                                       ------------  ------------  ---------------
Total net change in unrealized appreciation (depreciation)                  171,008    74,502,392          (38,845)
                                                                       ------------  ------------  ---------------
Total net realized gain (loss) and change in unrealized appreciation
  (depreciation)                                                            244,322   128,566,404           55,244
                                                                       ------------  ------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                  $    634,741  $188,089,332     $    113,085
                                                                       ------------  ------------  ---------------

*Net of foreign withholding taxes of $131,961, $14,746, $1,224, $17,279, and $129 for the Bond, Fixed Income, Global Bond, Institutional High Income and Investment Grade Fixed Income Funds, respectively.

                See accompanying notes to financial statements.

    FIXED        GLOBAL     INSTITUTIONAL HIGH  INTERMEDIATE DURATION  INVESTMENT GRADE   U.S. GOVERNMENT
 INCOME FUND    BOND FUND      INCOME FUND        FIXED INCOME FUND    FIXED INCOME FUND  SECURITIES FUND
----------------------------------------------------------------------------------------------------------
$    435,382  $         --        $    239,585           $         --       $     99,366     $         --
  13,712,350     5,518,537           3,759,193                874,322          4,407,950          163,392
----------------------------------------------------------------------------------------------------------
  14,147,732     5,518,537           3,998,778                874,322          4,507,316          163,392
----------------------------------------------------------------------------------------------------------

   1,071,279       811,109             277,691                 51,905            316,656           13,030
          --       176,637                  --                     --                 --               --
          --            --                  --                     --                 --               --
          --            --                  --                     --                 --               --
      13,840         9,950               4,982                  3,402              6,679            2,728
     140,588        88,704              30,369                 11,353             51,945            2,850
      86,935        70,405              30,475                 22,099             43,039           16,272
      24,371        49,917               7,953                  7,425              9,528            9,382
      16,959        17,784              19,409                 15,183             15,828           12,126
       9,607        31,100               9,539                  8,597              9,000           10,906
      35,241        11,048               7,220                  3,288             13,016            1,003
       9,325         4,213               1,608                    730              3,448              173
      29,661        12,151               7,127                  3,620             11,239               --
----------------------------------------------------------------------------------------------------------
   1,437,806     1,283,018             396,373                127,602            480,378           68,470
     (45,143)           --             (49,259)               (49,745)           (44,977)         (46,753)
----------------------------------------------------------------------------------------------------------
   1,392,663     1,283,018             347,114                 77,857            435,401           21,717
----------------------------------------------------------------------------------------------------------
  12,755,069     4,235,519           3,651,664                796,465          4,071,915          141,675
----------------------------------------------------------------------------------------------------------

   9,480,471     4,778,605           6,051,615                540,301          2,942,965           52,258
     151,757       366,294               8,660                     --             59,776               --
----------------------------------------------------------------------------------------------------------
   9,632,228     5,144,899           6,060,275                540,301          3,002,741           52,258
----------------------------------------------------------------------------------------------------------

  14,989,610     8,387,113           2,541,621               (144,743)         5,765,351          (35,537)
     (34,618)     (166,257)             (1,289)                    --            (16,397)              --
----------------------------------------------------------------------------------------------------------
  14,954,992     8,220,856           2,540,332               (144,743)         5,748,954          (35,537)
----------------------------------------------------------------------------------------------------------

  24,587,220    13,365,755           8,600,607                395,558          8,751,695           16,721
----------------------------------------------------------------------------------------------------------

$ 37,342,289  $ 17,601,274        $ 12,252,271           $  1,192,023       $ 12,823,610     $    158,396
----------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

BENCHMARK CORE BOND FUND

                                                                            SIX MONTHS
                                                                              ENDED
                                                                          MARCH 31, 2004     YEAR ENDED
                                                                           (UNAUDITED)   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                               $   390,419      $   789,884
Net realized gain (loss) on investments                                         73,314          979,907
Change in unrealized appreciation (depreciation) on investments                171,008         (655,947)
                                                                          -------------- ------------------
Increase (decrease) in net assets from operations                              634,741        1,113,844
                                                                          -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                       (1,018,266)        (657,294)
RETAIL CLASS
Net investment income                                                           (3,038)            (619)
ADMIN CLASS
Net investment income                                                               --             (377)
                                                                          -------------- ------------------
Total Distributions                                                         (1,021,304)        (658,290)
                                                                          -------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    6,229,470          716,130
                                                                          -------------- ------------------
Total increase (decrease) in net assets                                      5,842,907        1,171,684
NET ASSETS
Beginning of period                                                         18,789,953       17,618,269
                                                                          -------------- ------------------
End of period                                                              $24,632,860      $18,789,953
                                                                          -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
End of period                                                              $   160,761      $   791,646
                                                                          -------------- ------------------

BOND FUND

                                                                            SIX MONTHS
                                                                              ENDED
                                                                          MARCH 31, 2004      YEAR ENDED
                                                                           (UNAUDITED)    SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                              $   59,522,928    $  106,476,716
Net realized gain (loss) on investments                                       54,064,012        (8,850,576)
Change in unrealized appreciation (depreciation) on investments               74,502,392       323,663,649
                                                                          --------------  ------------------
Increase (decrease) in net assets from operations                            188,089,332       421,289,789
                                                                          --------------  ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                        (57,956,438)     (102,850,567)
RETAIL CLASS
Net investment income                                                         (5,162,117)       (6,701,077)
ADMIN CLASS
Net investment income                                                           (448,839)         (613,900)
                                                                          --------------  ------------------
Total Distributions                                                          (63,567,394)     (110,165,544)
                                                                          --------------  ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    597,541,728       334,519,643
                                                                          --------------  ------------------
Total increase (decrease) in net assets                                      722,063,666       645,643,888
NET ASSETS
Beginning of period                                                        1,886,158,322     1,240,514,434
                                                                          --------------  ------------------
End of period                                                             $2,608,221,988    $1,886,158,322
                                                                          --------------  ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
End of period                                                             $   (2,242,767)   $    1,801,699
                                                                          --------------  ------------------

                See accompanying notes to financial statements.

CORE PLUS FIXED INCOME FUND

                                                                            SIX MONTHS
                                                                              ENDED
                                                                          MARCH 31, 2004     YEAR ENDED
                                                                           (UNAUDITED)   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                               $    57,841      $    720,185
Net realized gain (loss) on investments                                         94,089           491,215
Change in unrealized appreciation (depreciation) on investments                (38,845)          (35,470)
                                                                          -------------- ------------------
Increase (decrease) in net assets from operations                              113,085         1,175,930
                                                                          -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                         (226,805)       (1,094,908)
                                                                          -------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions   (1,469,769)      (29,682,908)
                                                                          -------------- ------------------
Total increase (decrease) in net assets                                     (1,583,489)      (29,601,886)
NET ASSETS
Beginning of period                                                          3,060,904        32,662,790
                                                                          -------------- ------------------
End of period                                                              $ 1,477,415      $  3,060,904
                                                                          -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
End of period                                                              $    (8,931)     $    160,033
                                                                          -------------- ------------------

FIXED INCOME FUND

                                                                            SIX MONTHS
                                                                              ENDED
                                                                          MARCH 31, 2004     YEAR ENDED
                                                                           (UNAUDITED)   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                               $ 12,755,069     $ 26,848,591
Net realized gain (loss) on investments                                       9,632,228        3,436,448
Change in unrealized appreciation (depreciation) on investments              14,954,992       73,616,355
                                                                          -------------- ------------------
Increase (decrease) in net assets from operations                            37,342,289      103,901,394
                                                                          -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                       (28,854,737)     (29,163,220)
                                                                          -------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     1,413,312      (34,358,387)
                                                                          -------------- ------------------
Total increase (decrease) in net assets                                       9,900,864       40,379,787
NET ASSETS
Beginning of period                                                         412,521,260      372,141,473
                                                                          -------------- ------------------
End of period                                                              $422,422,124     $412,521,260
                                                                          -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
End of period                                                              $  5,723,914     $ 21,823,582
                                                                          -------------- ------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL BOND FUND

                                                                            SIX MONTHS
                                                                              ENDED
                                                                          MARCH 31, 2004     YEAR ENDED
                                                                           (UNAUDITED)   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                               $  4,235,519     $  3,973,757
Net realized gain (loss) on investments                                       5,144,899        4,325,616
Change in unrealized appreciation (depreciation) on investments               8,220,856        8,309,927
                                                                          -------------- ------------------
Increase (decrease) in net assets from operations                            17,601,274       16,609,300
                                                                          -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                        (4,387,120)      (2,178,435)
RETAIL CLASS
Net investment income                                                        (4,027,328)        (558,936)
                                                                          -------------- ------------------
Total Distributions                                                          (8,414,448)      (2,737,371)
                                                                          -------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions   340,493,592       68,027,580
                                                                          -------------- ------------------
Total increase (decrease) in net assets                                     349,680,418       81,899,509
NET ASSETS
Beginning of period                                                         138,812,366       56,912,857
                                                                          -------------- ------------------
End of period                                                              $488,492,784     $138,812,366
                                                                          -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
End of period                                                              $  2,081,339     $  6,260,268
                                                                          -------------- ------------------

INSTITUTIONAL HIGH INCOME FUND

                                                                            SIX MONTHS
                                                                              ENDED
                                                                          MARCH 31, 2004     YEAR ENDED
                                                                           (UNAUDITED)   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                               $ 3,651,664      $ 7,131,139
Net realized gain (loss) on investments                                      6,060,275         (519,005)
Change in unrealized appreciation (depreciation) on investments              2,540,332       20,673,751
                                                                          -------------- ------------------
Increase (decrease) in net assets from operations                           12,252,271       27,285,885
                                                                          -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                       (7,853,152)      (2,101,149)
                                                                          -------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    3,348,797        3,901,310
Redemption fees                                                                     --               19
                                                                          -------------- ------------------
Total increase (decrease) in net assets                                      7,747,916       29,086,065
NET ASSETS
Beginning of period                                                         86,141,032       57,054,967
                                                                          -------------- ------------------
End of period                                                              $93,888,948      $86,141,032
                                                                          -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
End of period                                                              $ 1,558,569      $ 5,760,057
                                                                          -------------- ------------------

                See accompanying notes to financial statements.

INTERMEDIATE DURATION FIXED INCOME FUND


                                                                            SIX MONTHS
                                                                              ENDED
                                                                          MARCH 31, 2004     YEAR ENDED
                                                                           (UNAUDITED)   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                               $   796,465      $ 1,952,851
Net realized gain (loss) on investments                                        540,301           22,348
Change in unrealized appreciation (depreciation) on investments               (144,743)       1,935,960
                                                                          -------------- ------------------
Increase (decrease) in net assets from operations                            1,192,023        3,911,159
                                                                          -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                         (974,398)      (2,022,513)
                                                                          -------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions   (3,078,523)      (5,520,543)
                                                                          -------------- ------------------
Total increase (decrease) in net assets                                     (2,860,898)      (3,631,897)
NET ASSETS
Beginning of period                                                         37,102,563       40,734,460
                                                                          -------------- ------------------
End of period                                                              $34,241,665      $37,102,563
                                                                          -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
End of period                                                              $   (50,184)     $   127,749
                                                                          -------------- ------------------

INVESTMENT GRADE FIXED INCOME FUND

                                                                            SIX MONTHS
                                                                              ENDED
                                                                          MARCH 31, 2004     YEAR ENDED
                                                                           (UNAUDITED)   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                               $  4,071,915     $  8,460,061
Net realized gain (loss) on investments                                       3,002,741        5,426,945
Change in unrealized appreciation (depreciation) on investments               5,748,954       14,862,446
                                                                          -------------- ------------------
Increase (decrease) in net assets from operations                            12,823,610       28,749,452
                                                                          -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                        (6,264,787)      (8,566,563)
Net realized gain on investments                                             (4,492,034)        (510,543)
                                                                          -------------- ------------------
Total distributions                                                         (10,756,821)      (9,077,106)
                                                                          -------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    22,525,289      (13,442,996)
                                                                          -------------- ------------------
Total increase (decrease) in net assets                                      24,592,078        6,229,350
NET ASSETS
Beginning of period                                                         142,271,026      136,041,676
                                                                          -------------- ------------------
End of period                                                              $166,863,104     $142,271,026
                                                                          -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
End of period                                                              $   (190,127)    $  2,002,745
                                                                          -------------- ------------------

                See accompanying notes to financial statements.

U.S. GOVERNMENT SECURITIES FUND


                                                                            SIX MONTHS
                                                                              ENDED
                                                                          MARCH 31, 2004     YEAR ENDED
                                                                           (UNAUDITED)   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                               $   141,675      $   444,050
Net realized gain (loss) on investments                                         52,258          328,629
Change in unrealized appreciation (depreciation) on investments                (35,537)        (351,722)
                                                                          -------------- ------------------
Increase (decrease) in net assets from operations                              158,396          420,957
                                                                          -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                         (238,936)        (526,000)
Net realized gain on investments                                              (224,515)        (326,368)
                                                                          -------------- ------------------
Total distributions                                                           (463,451)        (852,368)
                                                                          -------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions   (1,009,088)      (3,511,709)
                                                                          -------------- ------------------
Total increase (decrease) in net assets                                     (1,314,143)      (3,943,120)
NET ASSETS
Beginning of period                                                          9,548,954       13,492,074
                                                                          -------------- ------------------
End of period                                                              $ 8,234,811      $ 9,548,954
                                                                          -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
End of period                                                              $   (34,812)     $    62,449
                                                                          -------------- ------------------

                See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS        LESS DISTRIBUTIONS
                              -----------------------------------------  ----------------------------
                    Net asset               Net realized                   Dividends    Distributions
                     value,      Net       and unrealized  Total from         from        from net
                    beginning investment   gain (loss) on  investment    net investment   realized
                    of period   income      investments    operations        income     capital gains
-----------------------------------------------------------------------------------------------------
BENCHMARK CORE BOND FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $10.68     $0.20(d)       $ 0.09        $ 0.29          $(0.51)       $   --
9/30/2003             10.59      0.39(d)         0.11          0.50           (0.41)           --
9/30/2002+            10.80      0.60(d)         0.09          0.69           (0.90)           --
9/30/2001             10.51      0.71(d)         0.47          1.18           (0.89)           --
9/30/2000             10.55      0.69(d)        (0.12)         0.57           (0.61)           --
9/30/1999             11.49      0.61           (0.76)        (0.15)          (0.64)        (0.15)

RETAIL CLASS
3/31/2004(e)          10.65      0.18(d)         0.12          0.30           (0.51)           --
9/30/2003             10.58      0.37(d)         0.09          0.46           (0.39)           --
9/30/2002+/*/         10.04      0.20(d)         0.34          0.54              --            --

BOND FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $12.66     $0.36(d)       $ 0.80        $ 1.16          $(0.36)       $   --
9/30/2003             10.33      0.78(d)         2.34          3.12           (0.79)           --
9/30/2002++           10.39      0.82(d)        (0.06)         0.76           (0.82)           --
9/30/2001             11.53      0.94(d)        (0.91)         0.03           (1.17)           --
9/30/2000             11.70      0.96           (0.20)         0.76           (0.93)           --
9/30/1999             12.30      0.98           (0.06)         0.92           (1.00)        (0.52)

RETAIL CLASS
3/31/2004(e)          12.65      0.34(d)         0.81          1.15           (0.35)           --
9/30/2003             10.33      0.75(d)         2.34          3.09           (0.77)           --
9/30/2002++           10.39      0.79(d)        (0.05)         0.74           (0.80)           --
9/30/2001             11.52      0.91(d)        (0.91)         0.00           (1.13)           --
9/30/2000             11.69      0.92           (0.19)         0.73           (0.90)           --
9/30/1999             12.29      0.96           (0.08)         0.88           (0.96)        (0.52)

ADMIN CLASS
3/31/2004(e)          12.64      0.32(d)         0.82          1.14           (0.34)           --
9/30/2003             10.32      0.72(d)         2.34          3.06           (0.74)           --
9/30/2002++           10.38      0.76(d)        (0.05)         0.71           (0.77)           --
9/30/2001             11.52      0.88(d)        (0.92)        (0.04)          (1.10)           --
9/30/2000             11.69      0.86           (0.16)         0.70           (0.87)           --
9/30/1999             12.28      0.92(d)        (0.06)         0.86           (0.93)        (0.52)

* From commencement of class operations on May 1, 2002 through September 30, 2002. (a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Annualized for periods less than one year. (d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period. (e) For the six months ended March 31, 2004 (Unaudited). + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Institutional and Retail Classes was a decrease to net investment income by $0.03 and $0.03 per share, respectively, an increase to net realized and unrealized gain (loss) on investments by $0.03 and $0.03 per share, respectively and a decrease to the ratio of net investment income to average net assets from 6.10% to 5.77% and 5.39% to 4.60% respectively, on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation. ++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the impact to the Institutional, Retail and Admin Classes per share net investment income and net realized and unrealized gain (loss) was less than $0.01. The ratio of net investment income to average net assets for the Institutional, Retail and Admin Classes decreased from 7.77% to 7.76%, 7.53% to 7.51%, 7.24% to 7.22%, respectively, on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                                      RATIOS TO AVERAGE NET ASSETS
--------------                                 --------------------------------------------
              Net assets           Net assets,
                value,               end of                                     Net        Portfolio
    Total       end of     Total     period         Net          Gross       investment    turnover
distributions the period return(a)    (000)    expenses(b)(c) expenses(c) income (loss)(c)   rate
----------------------------------------------------------------------------------------------------

   $(0.51)      $10.46      2.9%   $   24,530       0.45%         1.12%         3.72%          43%
    (0.41)       10.68      4.8        18,763       0.45          1.08          3.69          202
    (0.90)       10.59      6.9        17,594       0.45          1.28          5.77           94
    (0.89)       10.80     11.9        16,476       0.47          1.08          6.78           85
    (0.61)       10.51      5.8        16,107       0.53          0.90          6.74           69
    (0.79)       10.55     (1.4)       22,584       0.65          1.15          6.14           29

    (0.51)       10.44      3.0           103       0.70          1.37          3.47           43
    (0.39)       10.65      4.5            27       0.70         41.18          3.52          202
       --        10.58      5.4            13       0.70        214.46          4.60           94


   $(0.36)      $13.46      9.3%   $2,358,141       0.75%         0.78%         5.43%          15%
    (0.79)       12.66     30.9     1,730,165       0.75          0.78          6.64           35
    (0.82)       10.33      7.5     1,172,286       0.75          0.79          7.76           22
    (1.17)       10.39      0.3     1,383,951       0.75          0.78          8.52           20
    (0.93)       11.53      6.7     1,670,825       0.75          0.76          8.32           17
    (1.52)       11.70      7.6     1,541,834       0.75          0.75          8.15           33

    (0.35)       13.45      9.1       230,382       1.00          1.03          5.17           15
    (0.77)       12.65     30.6       143,932       1.00          1.07          6.35           35
    (0.80)       10.33      7.3        61,845       1.00          1.14          7.51           22
    (1.13)       10.39      0.1        77,035       1.00          1.13          8.28           20
    (0.90)       11.52      6.5        78,039       1.00          1.08          8.10           17
    (1.48)       11.69      7.3        55,490       1.00          1.04          7.90           33

    (0.34)       13.44      9.0        19,698       1.25          1.28          4.90           15
    (0.74)       12.64     30.4        12,061       1.25          1.40          6.13           35
    (0.77)       10.32      7.0         6,383       1.25          1.68          7.22           22
    (1.10)       10.38     (0.3)        5,498       1.25          1.71          8.02           20
    (0.87)       11.52      6.2         3,736       1.25          1.98          7.90           17
    (1.45)       11.69      7.1         1,548       1.25          2.38          7.66           33

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS        LESS DISTRIBUTIONS
                              -----------------------------------------  ----------------------------
                    Net asset                 Net realized                 Dividends    Distributions
                     value,        Net       and unrealized Total from        from        from net
                    beginning  investment    gain (loss) on investment   net investment   realized
                    of period income (loss)   investments   operations       income     capital gains
-----------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 9.53       $0.21(d)       $ 0.20       $ 0.41         $(0.76)       $   --
9/30/2003              9.43        0.48(d)         0.33         0.81          (0.71)           --
9/30/2002+            10.30        0.62(d)        (0.64)       (0.02)         (0.77)        (0.08)
9/30/2001*            10.00        0.20(d)         0.10         0.30             --            --
FIXED INCOME FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $13.24       $0.40(d)       $ 0.79       $ 1.19         $(0.92)       $   --
9/30/2003             10.95        0.84(d)         2.40         3.24          (0.95)           --
9/30/2002++           11.23        0.87(d)        (0.15)        0.72          (1.00)           --
9/30/2001             11.95        0.96(d)        (0.78)        0.18          (0.90)           --
9/30/2000             12.09        0.99(d)        (0.30)        0.69          (0.83)           --
9/30/1999             12.47        0.97           (0.27)        0.70          (0.82)        (0.26)
GLOBAL BOND FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $14.93       $0.25(d)       $ 0.88       $ 1.13         $(0.60)       $   --
9/30/2003             12.68        0.62(d)         2.25         2.87          (0.62)           --
9/30/2002+++          11.08        0.68(d)         0.92         1.60             --            --
9/30/2001             10.93        0.72(d)         0.07         0.79          (0.60)        (0.04)
9/30/2000             12.60        0.76(d)        (1.33)       (0.57)         (0.67)        (0.43)
9/30/1999             11.93        0.79            0.87         1.66          (0.70)        (0.29)

RETAIL CLASS
3/31/2004(e)          14.83        0.23(d)         0.89         1.12          (0.59)           --
9/30/2003             12.62        0.58(d)         2.24         2.82          (0.61)           --
9/30/2002+++          11.06        0.65(d)         0.91         1.56             --            --
9/30/2001             10.91        0.69(d)         0.07         0.76          (0.57)        (0.04)
9/30/2000             12.57        0.73(d)        (1.32)       (0.59)         (0.64)        (0.43)
9/30/1999             11.91        0.76(d)         0.86         1.62          (0.67)        (0.29)


* From commencement of fund operations on June 18, 2001 through September 30, 2001. (a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Annualized for periods less than one year. (d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. (e) For the six months ended March 31, 2004 (Unaudited). + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund was a decrease to net investment income by $0.03 per share and an increase to net realized and unrealized gain (loss) on investments by $0.03 per share. The ratio of net investment income to average net assets for the Fund decreased from 6.66% to 6.27% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                                       RATIOS TO AVERAGE NET ASSETS
----------------                                --------------------------------------------
                Net asset           Net assets,
                 value,               end of                                     Net        Portfolio
    Total        end of     Total     period         Net          Gross       investment    turnover
distributions    period   return(a)    (000)    expenses(b)(c) expenses(c) income (loss)(c)   rate
-----------------------------------------------------------------------------------------------------

   $(0.76)       $ 9.18      4.5%    $  1,477        0.45%        4.73%          4.51%          45%
    (0.71)         9.53      8.9        3,061        0.45         1.31           5.05           99
    (0.85)         9.43     (0.2)      32,663        0.45         0.80           6.27          104
       --         10.30      3.0       39,514        0.45         1.18           6.80           21

   $(0.92)       $13.51      9.2%    $422,422        0.65%        0.67%          5.95%          21%
    (0.95)        13.24     31.5      412,521        0.65         0.67           7.03           33
    (1.00)        10.95      6.7      372,141        0.65         0.70           7.87           21
    (0.90)        11.23      1.6      420,091        0.65         0.68           8.39           24
    (0.83)        11.95      5.9      427,730        0.63         0.63           8.34           19
    (1.08)        12.09      5.8      298,007        0.64         0.64           8.30           22

   $(0.60)       $15.46      7.7%    $191,611        0.82%        0.82%          3.28%          23%
    (0.62)        14.93     23.4       83,325        0.90         0.94           4.50          107
       --         12.68     14.4       44,810        0.90         1.07           5.78           65
    (0.64)        11.08      7.7       37,681        0.90         1.09           6.65           58
    (1.10)        10.93     (5.0)      37,035        0.90         1.12           6.64           17
    (0.99)        12.60     14.2       34,154        0.90         1.10           6.32           42

    (0.59)        15.36      7.7      296,881        1.07         1.07           3.00           23
    (0.61)        14.83     23.1       55,487        1.15         1.21           4.13          107
       --         12.62     14.1       12,103        1.15         1.47           5.53           65
    (0.61)        11.06      7.4       10,375        1.15         1.47           6.42           58
    (1.07)        10.91     (5.2)      11,721        1.15         1.51           6.41           17
    (0.96)        12.57     13.8        7,106        1.15         1.61           6.08           42


++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund's net investment income and net realized and unrealized gain (loss) was less than $0.01 per share. The ratio of net investment income to average net assets for the Fund remained unchanged. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation. +++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Institutional and Retail Classes was a decrease to net investment income by $0.01 and $0.01 per share, respectively, an increase to net realized and unrealized gain (loss) on investments by $0.01 and $0.01 per share, respectively and a decrease to the ratio of net investment income to average net assets from 5.89% to 5.78% and 5.63% to 5.53%, respectively, on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS        LESS DISTRIBUTIONS
                              -----------------------------------------  ----------------------------
                    Net asset               Net realized                   Dividends    Distributions
                     value,      Net       and unrealized  Total from         from        from net
                    beginning investment   gain (loss) on  investment    net investment   realized
                    of period   income      investments    operations        income     capital gains
-----------------------------------------------------------------------------------------------------

INSTITUTIONAL HIGH INCOME FUND

INSTITUTIONAL CLASS
3/31/2004(f)         $ 6.91     $0.29(d)       $ 0.67        $ 0.96          $(0.62)       $   --
9/30/2003              4.81      0.59(d)         1.69          2.28           (0.18)           --
9/30/2002+             6.50      0.68(d)        (0.96)        (0.28)          (1.41)           --
9/30/2001              8.33      0.91(d)        (1.93)        (1.02)          (0.81)           --
9/30/2000              8.40      0.94(d)        (0.11)         0.83           (0.90)           --
9/30/1999              8.41      0.95            0.35          1.30           (1.07)        (0.24)

INTERMEDIATE DURATION FIXED INCOME FUND

INSTITUTIONAL CLASS
3/31/2004(f)         $10.10     $0.23(d)       $ 0.13        $ 0.36          $(0.29)       $   --
9/30/2003              9.62      0.51(d)         0.49          1.00           (0.52)           --
9/30/2002++//         10.13      0.60(d)        (0.50)         0.10           (0.60)        (0.01)
9/30/2001              9.55      0.64(d)         0.57          1.21           (0.63)           --
9/30/2000              9.53      0.62            0.01          0.63           (0.61)           --
9/30/1999              9.87      0.61           (0.26)         0.35           (0.69)           --

INVESTMENT GRADE FIXED INCOME FUND

INSTITUTIONAL CLASS
3/31/2004(f)         $13.38     $0.35(d)       $ 0.76        $ 1.11          $(0.53)       $(0.38)
9/30/2003             11.56      0.77(d)         1.87          2.64           (0.78)        (0.04)
9/30/2002+++//        11.16      0.77(d)         0.35          1.12           (0.66)        (0.06)
9/30/2001             11.00      0.81(d)         0.15          0.96           (0.79)        (0.01)
9/30/2000             11.02      0.82            0.00(e)       0.82           (0.79)        (0.05)
9/30/1999             11.42      0.81           (0.27)         0.54           (0.82)        (0.12)

U.S. GOVERNMENT SECURITIES FUND

INSTITUTIONAL CLASS
3/31/2004(f)         $11.60     $0.18(d)       $ 0.03        $ 0.21          $(0.31)       $(0.29)
9/30/2003             11.94      0.43(d)         0.05          0.48           (0.53)        (0.29)
9/30/2002++++//       11.19      0.51(d)         0.83          1.34           (0.59)           --
9/30/2001             10.62      0.62(d)         0.70          1.32           (0.75)           --
9/30/2000             10.38      0.68            0.22          0.90           (0.66)           --
9/30/1999             11.41      0.65           (1.03)        (0.38)          (0.65)           --


(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Annualized for periods less than one year. (d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period. (e) Amount is less than $0.01 per share. (f) For the six months ended March 31, 2004 (Unaudited). + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund's net investment income and net realized and unrealized gain (loss) was less than $0.01 per share. The ratio of net investment income to average net assets for the Fund increased from 11.60% to 11.61% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation. ++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund was a decrease to net investment income by $0.01 per share and an increase to net realized and unrealized gain (loss) on investment by $0.01 per share. The ratios of net investment income to average net assets for the Fund decreased from 6.23% to 6.13% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation

                See accompanying notes to financial statements.

                                                    RATIOS TO AVERAGE NET ASSETS
--------------                                ------------------------------------------
              Net asset           Net assets,
               value,               end of                                              Portfolio
    Total      end of     Total     period         Net          Gross    Net investment turnover
distributions  period   return(a)    (000)    expenses(b)(c) expenses(c)   income(c)      rate
-------------------------------------------------------------------------------------------------


   $(0.62)     $ 7.25      14.2%   $ 93,889        0.75%        0.86%         7.89%         35%
    (0.18)       6.91      48.7      86,141        0.75         0.91         10.01          53
    (1.41)       4.81      (6.0)     57,055        0.75         1.10         11.61          32
    (0.81)       6.50     (12.6)     31,972        0.75         1.03         12.64          43
    (0.90)       8.33      10.2      39,619        0.75         1.03         11.22          28
    (1.31)       8.40      16.8      25,484        0.75         1.15         12.22          57


   $(0.29)     $10.17       3.5%   $ 34,242        0.45%        0.74%         4.60%         30%
    (0.52)      10.10      10.7      37,103        0.45         0.74          5.15          63
    (0.61)       9.62       1.0      40,734        0.45         0.83          6.13          24
    (0.63)      10.13      13.0      23,568        0.48         0.89          6.48          19
    (0.61)       9.55       6.9      20,580        0.55         0.99          6.65          20
    (0.69)       9.53       3.6      14,371        0.55         1.18          6.27          35


   $(0.91)     $13.58       8.6%   $166,863        0.55%        0.61%         5.14%         18%
    (0.82)      13.38      23.8     142,271        0.55         0.62          6.22          32
    (0.72)      11.56      10.4     136,042        0.55         0.64          6.76          20
    (0.80)      11.16       9.0     148,168        0.55         0.62          7.25          14
    (0.84)      11.00       7.7     153,412        0.55         0.58          7.45          18
    (0.94)      11.02       4.8     146,757        0.55         0.59          7.15          18


   $(0.60)     $11.21       2.0%   $  8,235        0.50%        1.58%         3.26%         34%
    (0.82)      11.60       4.3       9,549        0.50         1.28          3.68          60
    (0.59)      11.94      12.4      13,492        0.50         1.16          4.58         101
    (0.75)      11.19      12.9      15,018        0.50         1.25          5.63         124
    (0.66)      10.62       9.1      11,495        0.50         1.24          6.17          86
    (0.65)      10.38      (3.5)     16,141        0.52         1.03          5.75          75


+++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund's net investment income and net realized and unrealized gain (loss) was less than $0.01 per share. The ratios of net investment income to average net assets for the Fund decreased from 6.77% to 6.76% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation. ++++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund was a decrease to net investment income by $0.06 per share and an increase to net realized and unrealized gain (loss) on investment by $0.06 per share. The ratio of net investment income to average net assets for the Fund decreased from 5.12% to 4.58% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not bee restated to reflect this change in presentation.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED, MARCH 31, 2004 (UNAUDITED)


1. ORGANIZATION | Loomis Sayles Funds I (the "Trust") is organized as a Massachusetts business trust and was organized as such on December 23, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and collectively, the "Funds"). Shares of certain Funds in the Trust were first registered under the Securities Act of 1933 (the "1933 Act") effective March 7, 1997 (subsequent to their commencement of investment operations). Information presented in these financial statements pertains to the fixed income funds of the Trust, the financial statements for the equity funds are presented in a separate report. The following Funds are included in this report:

Loomis Sayles Benchmark Core Bond Fund (the "Benchmark Core Bond Fund")
Loomis Sayles Bond Fund (the "Bond Fund")
Loomis Sayles Core Plus Fixed Income Fund (the "Core Plus Fixed Income Fund") Loomis Sayles Fixed Income Fund (the "Fixed Income Fund")
Loomis Sayles Global Bond Fund (the "Global Bond Fund")
Loomis Sayles Institutional High Income Fund (the "Institutional High Income Fund")
Loomis Sayles Intermediate Duration Fixed Income Fund (the "Intermediate Duration Fixed Income Fund")
Loomis Sayles Investment Grade Fixed Income Fund (the "Investment Grade Fixed Income Fund")
Loomis Sayles U.S. Government Securities Fund (the "U.S. Government Securities Fund")

Each Fund offers Institutional Class Shares. Benchmark Core Bond Fund, Bond Fund and Global Bond Fund also offer Retail Class Shares. In addition, Bond Fund offers Admin Class Shares.

Most expenses of the Trust can be directly attributed to a Fund. Expenses which can not be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such Class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES | The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION | Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME | Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on an accrual basis, and interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

C. FOREIGN CURRENCY TRANSLATION | The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal periods, resulting from changes in exchange rates.

Certain Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund (except U.S. Government Securities Fund) may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS | Each Fund that may invest in foreign investments may enter into forward foreign currency exchange contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2004, there were no open forward currency contracts.

E. FEDERAL AND FOREIGN INCOME TAXES | The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS | Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which

FOR THE SIX MONTHS ENDED, MARCH 31, 2004 (UNAUDITED)

may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as non-deductible expenses, net operating losses, foreign currency transactions, capital loss carryforwards, defaulted bond interest and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

G. REPURCHASE AGREEMENTS | Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. PURCHASES AND SALES OF SECURITIES | For the six months ended March 31, 2004, purchases and sales of securities (excluding short-term investments) were as follows:

                                        U.S. GOVERNMENT/AGENCIES     OTHER SECURITIES
                                        ------------------------ -------------------------
FUND                                     PURCHASES      SALES     PURCHASES      SALES
----                                    ------------ ----------- ------------ ------------
Benchmark Core Bond Fund                $ 10,819,595 $ 6,866,490 $  4,503,159 $  2,042,844
Bond Fund                                378,689,362   8,501,060  494,574,766  315,587,232
Core Plus Fixed Income Fund                  423,371   1,113,497      671,676    1,472,125
Fixed Income Fund                         32,124,178  38,679,593   56,520,450   62,789,799
Global Bond Fund                          65,059,526   3,439,287  311,521,106   56,082,257
Institutional High Income Fund             8,595,668   4,516,515   22,988,171   28,260,702
Intermediate Duration Fixed Income Fund    3,605,853   2,475,542    6,618,184    9,849,318
Investment Grade Fixed Income Fund        22,987,595   4,613,366   14,724,582   22,510,246
U.S. Government Securities Fund            2,814,663   3,476,751           --           --

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. MANAGEMENT FEES | Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as investment adviser to each of the Funds. Separate management agreements for each Fund in effect for the six months ended March 31, 2004, provided for fees at the following annual percentage rates of each Fund's average daily net assets. Loomis Sayles has contractually agreed, until February 1, 2005, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund, to the following annual percentage rate of the Fund's average daily net assets:

                                                              EXPENSE LIMIT AS A PERCENTAGE OF
                                                                  AVERAGE DAILY NET ASSETS
                                                        -------------------------------------------
FUND                                    MANAGEMENT FEES INSTITUTIONAL CLASS RETAIL CLASS ADMIN CLASS
----                                    --------------- ------------------- ------------ -----------
Benchmark Core Bond Fund                     0.30%             0.45%            0.70%         --
Bond Fund                                    0.60%             0.75%            1.00%       1.25%
Core Plus Fixed Income Fund                  0.35%             0.45%              --          --
Fixed Income Fund                            0.50%             0.65%              --          --
Global Bond Fund                             0.60%             0.90%            1.15%         --
Institutional High Income Fund               0.60%             0.75%              --          --
Intermediate Duration Fixed Income Fund      0.30%             0.45%              --          --
Investment Grade Fixed Income Fund           0.40%             0.55%              --          --
U.S. Government Securities Fund              0.30%             0.50%              --          --

For the six months ended March 31, 2004, the management fees and waivers of management fees for each Fund were as follows:

                                                                         PERCENTAGE OF
                                                                         AVERAGE DAILY
                                          GROSS    WAIVER OF     NET     NET ASSETS*
                                        MANAGEMENT MANAGEMENT MANAGEMENT -------------
FUND                                       FEE        FEE        FEE     GROSS   NET
----                                    ---------- ---------- ---------- -----  -----
Benchmark Core Bond Fund                $   31,525  $ 31,525  $       -- 0.30%     --
Bond Fund                                6,620,208   303,993   6,316,215 0.60%  0.57%
Core Plus Fixed Income Fund                  4,486     4,486          -- 0.35%     --
Fixed Income Fund                        1,071,279    45,143   1,026,136 0.50%  0.48%
Global Bond Fund                           811,109        --     811,109 0.60%  0.60%
Institutional High Income Fund             277,691    49,259     228,432 0.60%  0.49%
Intermediate Duration Fixed Income Fund     51,905    49,745       2,160 0.30%  0.01%
Investment Grade Fixed Income Fund         316,656    44,977     271,679 0.40%  0.34%
U.S. Government Securities Fund             13,030    13,030          -- 0.30%     --

* Annualized

For the six months ended March 31, 2004, and in addition to the waiver of management fees, expenses have been reimbursed as follows:

FUND                            AMOUNT
----                            -------
Core Plus Fixed Income Fund     $50,315
U.S. Government Securities Fund  33,723

For the six months ended March 31, 2004, the investment adviser reimbursed $39,064 of other expenses to Benchmark Core Bond Fund.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). CDC IXIS Asset Management North America is ultimately owned by three large affiliated French financial services firms: Caisse des Depots et Consignations; Caisse Nationales des Caisses d'Epargne; and CNP Assurances, a leading French life insurance company.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE | CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with State Street Bank and Trust Company ("State Street Bank"), to serve as sub-administrator. Pursuant to an agreement among the Loomis Sayles Funds Trusts (the Trust and Loomis Sayles Funds II), the CDC Nvest Funds Trusts (CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I) and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

             (1)Percentage of Average Daily Net Assets

                       FIRST         NEXT       OVER
                       $5 BILLION $5 BILLION $10 BILLION
                       ---------- ---------- -----------
                        0.0675%    0.0625%     0.0500%

             or

             (2)Each Fund's pro rata portion, allocated based on the combined assets of the Loomis Sayles Funds Trusts and the CDC Nvest
                Funds Trusts, of the annual aggregate minimum fee of $5 million.

FOR THE SIX MONTHS ENDED, MARCH 31, 2004 (UNAUDITED)


For the six months ended March 31, 2004, fees paid to CIS for accounting and administrative expense were as follows:

                                          ACCOUNTING
                                             AND
FUND                                    ADMINISTRATIVE
----                                    --------------
Benchmark Core Bond Fund                   $  6,895
Bond Fund                                   723,997
Core Plus Fixed Income Fund                     841
Fixed Income Fund                           140,588
Global Bond Fund                             88,704
Institutional High Income Fund               30,369
Intermediate Duration Fixed Income Fund      11,353
Investment Grade Fixed Income Fund           51,945
U.S. Government Securities Fund               2,850

C. TRANSFER AGENT FEES | CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent.

Benchmark Core Bond Fund, Core Plus Fixed Income Fund, Fixed Income Fund, Institutional High Income Fund, Intermediate Duration Fixed Income Fund, Investment Grade Fixed Income Fund and U.S. Government Securities Fund pay service fees monthly to CIS representing the higher amount based on the following calculations:

             (1)Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate of 0.01% to the eligible average daily net assets. Eligible assets are the average daily net assets of all Institutional Funds*.

             Each Class is subject to a monthly minimum fee of $1,000 allocated based on the combined net assets of Institutional Class, Retail Class and Admin Class as applicable.

             or

             (2)An allocated portion, based on eligible assets, of an annual aggregate minimum fee for the period January 1, 2004 through December 31, 2004 of $100,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $29,315.

* Institutional Funds consist of Benchmark Core Bond Fund, Core Plus Fixed Income Fund, Fixed Income Fund, Institutional High Income Fund, Intermediate Duration Fixed Income Fund, Investment Grade Fixed Income Fund, U.S. Government Securities Fund, Loomis Sayles Mid Cap Growth Fund and Loomis Sayles Small Company Growth Fund.

Bond Fund and Global Bond Fund pay service fees monthly to CIS representing the higher amount based on the following calculations:

             (1)Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No Load Retail Funds* and Load Funds--Class Y**.

             Each Class of shares is subject to a monthly Class minimum of $1,250 allocated based on the combined net assets of Institutional Class, Retail Class and Admin Class as applicable.

             or

             (2)An allocated portion, based on eligible assets of an annual aggregate minimum fee for the period January 1, 2004 through December 31, 2004 of $650,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $190,547.

* No Load Retail Funds consist of Bond Fund, Global Bond Fund, Loomis Sayles Aggressive Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds--Class Y consist of all Funds with Class Y shares offered within the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts.

CIS, BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses.

For the six months ended March 31, 2004, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                                        TRANSFER
FUND                                    AGENT FEE
----                                    ---------
Benchmark Core Bond Fund                $ 12,000
Bond Fund                                292,695
Core Plus Fixed Income Fund                6,000
Fixed Income Fund                         21,455
Global Bond Fund                          35,179
Institutional High Income Fund             6,000
Intermediate Duration Fixed Income Fund    6,000
Investment Grade Fixed Income Fund         7,927
U.S. Government Securities Fund            6,000

D. SERVICE AND DISTRIBUTION FEES | The Trust has entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to this agreement, CDC IXIS Distributors serves as principal underwriter of the various Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Benchmark Core Bond Fund, Bond Fund and Global Bond Fund have adopted Distribution Plans relating to each Fund's Retail Class shares (the "Retail Class Plan") and Bond Fund has adopted a separate Distribution Plan relating to its Admin Class shares (the "Admin Class Plan").

Under the respective Retail Class and Admin Class Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Retail Class and Admin Class Shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Retail Class and Admin Class Shares and/or maintenance of shareholder accounts. In addition, the Admin Class shares of the Bond Fund may pay a shareholder service fee at an annual rate of 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares.

E. TRUSTEES FEES AND EXPENSES | The Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each Trustee who is an independent Trustee of Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts receives in the aggregate a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other series of the Loomis Sayles Funds Trusts or CDC Nvest Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

FOR THE SIX MONTHS ENDED, MARCH 31, 2004 (UNAUDITED)


F. PUBLISHING SERVICES | CIS performs certain desktop publishing services for the funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the six months ended March 31, 2004, amounts paid to CIS as compensation for these services were as follows:

                                         PUBLISHING
FUND                                    SERVICES FEE
----                                    ------------
Benchmark Core Bond Fund                    $42
Bond Fund                                    42
Core Plus Fixed Income Fund                  42
Fixed Income Fund                            42
Global Bond Fund                             42
Institutional High Income Fund               42
Intermediate Duration Fixed Income Fund      42
Investment Grade Fixed Income Fund           42
U.S. Government Securities Fund              42

5. LINE OF CREDIT | Benchmark Core Bond Fund, Bond Fund, Global Bond Fund and U.S. Government Securities Fund, together with certain other Funds of the Loomis Sayles Funds Trusts participate in a $25 million committed unsecured revolving line of credit provided by State Street Bank. Borrowings under the line of credit will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating Funds based on their average daily unused portion of the line of credit. For the six months ended, March 31, 2004, the Funds had no borrowings under the agreement.

6. SHAREHOLDERS | At March 31, 2004, the Loomis Sayles Funded Pension Plan ("Pension Plan") and the Loomis Sayles Employees' Profit Sharing Retirement Plan held shares of beneficial interest in the Funds as follows:

                                                     PROFIT SHARING
FUND                                    PENSION PLAN RETIREMENT PLAN
----                                    ------------ ---------------
Benchmark Core Bond Fund                  162,581          10,475
Bond Fund                                 864,049       1,107,137
Global Bond Fund                          778,173         274,115
Institutional High Income Fund            673,017         671,056
Intermediate Duration Fixed Income Fund        --          92,716
U.S. Government Securities Fund                --         108,470

At March 31, 2004, Loomis Sayles owned 70,649 shares, equating to 43.9% of U.S. Government Securities Fund shares outstanding. In addition, an individual affiliated with Institutional High Income Fund held approximately 7.7% of the Fund's total outstanding shares.

7. CAPITAL SHARES | Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                BENCHMARK CORE BOND FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                      Shares          Amount           Shares         Amount
INSTITUTIONAL CLASS                  -------        ----------       ----------    ------------
Issued from the sale of shares       545,671        $5,743,220        2,422,176    $ 25,428,179
Issued in connection with the
  reinvestment of distributions      100,026         1,018,260           63,568         657,289
Redeemed                             (58,527)         (608,864)      (2,390,148)    (25,372,394)
                                     -------------  ---------------  ------------  --------------
Net change                           587,170        $6,152,616           95,596    $    713,074
                                     -------------  ---------------  ------------  --------------

                                              BENCHMARK CORE BOND FUND
                                        Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                        ------------------------------- ----------------------------
                                        Shares          Amount          Shares+        Amount+
   RETAIL CLASS                         ------         --------         -------       ---------
   Issued from the sale of shares       10,486         $109,604          21,698       $ 226,483
   Issued in connection with
     the reinvestment of distributions     110            1,119              46             483
   Issued in Admin Class Conversion         --               --              11             120
   Redeemed                             (3,327)         (33,869)        (20,427)       (213,206)
                                        -------------  ---------------  ------------  --------------
   Net change                            7,269         $ 76,854           1,328       $  13,880
                                        -------------  ---------------  ------------  --------------

                                                                        Shares+        Amount+
   ADMIN CLASS                                                          -------       ---------
   Issued from the sale of shares                                            --       $      --
   Issued in connection with
     the reinvestment of distributions                                       36             373
   Redeemed                                                              (1,036)        (11,077)
   Redeemed in Admin Class Conversion                                       (11)           (120)
                                                                        ------------  --------------
   Net change                                                            (1,011)      $ (10,824)
                                                                        ------------  --------------

+On May 21, 2003, the outstanding Admin Class Shares were automatically converted into Retail Class Shares.

                                                            BOND FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                        Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  -----------    -------------    -----------   -------------
Issued from the sale of shares        54,569,059    $ 728,321,745     73,324,254   $ 865,368,126
Issued in connection with the
  reinvestment of distributions        3,914,512       51,997,889      8,047,516      95,729,467
Redeemed                             (20,032,606)    (266,403,536)   (58,178,892)   (694,716,068)
                                     -----------    ---------------  ------------  --------------
Net change                            38,450,965    $ 513,916,098     23,192,878   $ 266,381,525
                                     -----------    ---------------  ------------  --------------

                                        Shares          Amount          Shares         Amount
RETAIL CLASS                         -----------    -------------    -----------   -------------
Issued from the sale of shares         8,361,597    $ 111,172,399     10,698,127   $ 126,724,696
Issued in connection with the
  reinvestment of distributions          345,781        4,592,546        501,537       6,020,082
Redeemed                              (2,961,815)     (38,964,107)    (5,810,220)    (68,583,285)
                                     -----------    ---------------  ------------  --------------
Net change                             5,745,563    $  76,800,838      5,389,444   $  64,161,493
                                     -----------    ---------------  ------------  --------------

                                        Shares          Amount          Shares         Amount
ADMIN CLASS                          -----------    -------------    -----------   -------------
Issued from the sale of shares           770,580    $  10,271,066        734,063   $   8,650,325
Issued in connection with the
  reinvestment of distributions           23,430          310,765         28,653         343,812
Redeemed                                (282,431)      (3,757,039)      (426,792)     (5,017,512)
                                     -----------    ---------------  ------------  --------------
Net change                               511,579    $   6,824,792        335,924   $   3,976,625
                                     -----------    ---------------  ------------  --------------

                                                   CORE PLUS FIXED INCOME FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                        Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  -----------    -------------    -----------   -------------
Issued from the sale of shares            84,807    $     782,070        258,591   $   2,442,079
Issued in connection with
  the reinvestment of distributions       16,666          151,786        100,556         943,040
Redeemed                                (261,721)      (2,403,625)    (3,501,201)    (33,068,027)
                                     -----------    ---------------  ------------  --------------
Net change                              (160,248)   $  (1,469,769)    (3,142,054)  $ (29,682,908)
                                     -----------    ---------------  ------------  --------------

FOR THE SIX MONTHS ENDED, MARCH 31, 2004 (UNAUDITED)

                                                      FIXED INCOME FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares          939,879     $ 12,916,801         51,677    $    669,700
Issued in connection with
  the reinvestment of distributions   2,195,946       28,854,728      2,687,854      29,163,210
Redeemed                             (3,017,701)     (40,358,217)    (5,584,613)    (64,191,297)
                                     -------------  ---------------  ------------  --------------
Net change                              118,124     $  1,413,312     (2,845,082)   $(34,358,387)
                                     -------------  ---------------  ------------  --------------

                                                      GLOBAL BOND FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares        7,190,416     $109,445,002      6,826,866    $ 96,070,233
Issued in connection with
  the reinvestment of distributions     221,015        3,315,228        167,510       2,149,151
Redeemed                               (602,138)      (9,200,256)    (4,945,203)    (69,473,498)
                                     -------------  ---------------  ------------  --------------
Net change                            6,809,293     $103,559,974      2,049,173    $ 28,745,886
                                     -------------  ---------------  ------------  --------------

                                       Shares          Amount          Shares         Amount
RETAIL CLASS                         ----------     ------------     ----------    ------------
Issued from the sale of shares       16,706,670     $253,888,139      5,094,560    $ 71,990,932
Issued in connection with
  the reinvestment of distributions     253,905        3,783,183         42,406         541,523
Issued in Admin Class Conversion
Redeemed                             (1,368,583)     (20,737,704)    (2,353,971)    (33,250,761)
                                     -------------  ---------------  ------------  --------------
Net change                           15,591,992     $236,933,618      2,782,995    $ 39,281,694
                                     -------------  ---------------  ------------  --------------


                                               INSTITUTIONAL HIGH INCOME FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares        1,965,638     $ 14,266,815      3,390,595    $ 21,662,281
Issued in connection with
  the reinvestment of distributions     818,610        5,763,013        366,537       1,902,330
Redeemed                             (2,297,311)     (16,681,031)    (3,165,620)    (19,663,301)
                                     -------------  ---------------  ------------  --------------
Net change                              486,937     $  3,348,797        591,512    $  3,901,310
                                     -------------  ---------------  ------------  --------------

                                          INTERMEDIATE DURATION FIXED INCOME FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ---------      ------------     ----------    ------------
Issued from the sale of shares         213,719      $  2,152,154        431,215    $  4,298,793
Issued in connection with
  the reinvestment of distributions     56,595           569,722        150,813       1,478,480
Redeemed                              (575,741)       (5,800,399)    (1,141,662)    (11,297,816)
                                     -------------  ---------------  ------------  --------------
Net change                            (305,427)     $ (3,078,523)      (559,634)   $ (5,520,543)
                                     -------------  ---------------  ------------  --------------

                                             INVESTMENT GRADE FIXED INCOME FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ---------      ------------     ----------    ------------
Issued from the sale of shares       1,704,853      $ 23,248,200        366,484    $  4,309,417
Issued in connection with
  the reinvestment of distributions    722,225         9,664,174        661,621       8,042,325
Redeemed                              (770,531)      (10,387,085)    (2,162,360)    (25,794,738)
                                     -------------  ---------------  ------------  --------------
Net change                           1,656,547      $ 22,525,289     (1,134,255)   $(13,442,996)
                                     -------------  ---------------  ------------  --------------

                                              U.S. GOVERNMENT SECURITIES FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ---------      ------------     ----------    ------------
Issued from the sale of shares          54,999      $    614,979        773,246    $  8,923,630
Issued in connection with
  the reinvestment of distributions     34,197           380,846         62,260         715,212
Redeemed                              (178,098)       (2,004,913)    (1,142,525)    (13,150,551)
                                     -------------  ---------------  ------------  --------------
Net change                             (88,902)     $ (1,009,088)      (307,019)   $ (3,511,709)
                                     -------------  ---------------  ------------  --------------

[LOGO] LS LOOMIS SAYLES FUNDS
         Loomis Sayles Aggressive Growth Fund
         Loomis Sayles Mid Cap Growth Fund
         Loomis Sayles Small Cap Growth Fund
         Loomis Sayles Small Cap Value Fund
         Loomis Sayles Small Company Growth Fund
         Loomis Sayles Tax-Managed Equity Fund
         Loomis Sayles Value Fund
         Loomis Sayles Worldwide Fund



                    TABLE OF CONTENTS

                    Fund and Manager Review               1

                    Portfolio of Investments             10

                    Statements of Assets and Liabilities 42

                    Statements of Operations             44

                    Statements of Changes in Net Assets  46

                    Financial Highlights                 50

                    Notes to Financial Statements        56


         SEMI-ANNUAL REPORT
         MARCH 31, 2004 (Unaudited)

FUND AND MANAGER REVIEW


LOOMIS SAYLES AGGRESSIVE GROWTH FUND

PORTFOLIO REVIEW | The Fund under-performed its benchmark, the Russell Midcap Growth Index, for the six-month period ended March 31, 2004. The Fund tended to outperform on days when the market rose but lagged during the corrections. This was due to the Fund's high beta and the Fund's concentrated holdings and overweight in technology. Reducing this large "downside capture" remains our single-highest priority.

For the period, the Fund's consumer discretionary, technology, and healthcare sectors made the greatest contributions to absolute performance, but they underperformed their respective sectors in the index. Unfortunately, the Fund did not hold several stocks that were both significantly represented in the benchmark and strong performers, particularly in the healthcare and consumer discretionary sectors. The Fund owned some stocks that were on the smaller side of the mid-cap range (especially in the technology sector), and these stocks underperformed during market corrections.

We continue to look for companies expected to show superior growth in earnings and revenues, either because of new products or their inherent operating leverage. We believe monetary and fiscal policy may remain supportive of economic expansion. As a result, we've been focusing on companies leveraged to a cyclical rebound, including technology and energy companies, and businesses that should benefit from continued strength in consumer spending. Recently, we have been reducing our exposure to some of the most cyclically-leveraged industries, such as semiconductors and semi capital equipment, because it appears these stocks now may be discounting peak earnings. We have also been adding more names in healthcare, particularly in the biotechnology industry, where we are finding companies with exciting news from clinical trials and imminent product launches.

OUTLOOK | We believe the cyclical bull market remains intact and expect positive returns from the market during 2004. We believe 2005 could be a more challenging year for the market, as its likely the Fed will begin to raise rates back to more normal levels, and the impact of tax cuts and other stimuli will likely abate.

 KEY FUND FACTS
 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalent
 STRATEGY | Invests primarily in common stocks or other equity securities (which may include securities offered in the secondary markets or in IPOs) of companies with market capitalizations that fall within the capitalization range of the Russell Midcap Growth Index, although the Fund may invest in companies of any size
 FUND INCEPTION DATE | 12/31/96
 COMMENCEMENT OF OPERATIONS OF CLASS: | Institutional: 1/2/97; Retail: 1/2/97 EXPENSE RATIO | Institutional: 1.00%; Retail: 1.25%
 TOTAL NET ASSETS | $52.1 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH

 [PHOTO]

Phil Fine
PHIL FINE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                        SINCE
                                           6 MONTHS* 1 YEAR 5 YEARS INCEPTION
-----------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND:
 INSTITUTIONAL                               12.49%  48.51%  0.77%    8.49%
 RETAIL                                      12.33   48.09   0.48     8.18
LIPPER MID-CAP GROWTH FUNDS INDEX(a)         15.32   43.03   2.22     5.29
RUSSELL MIDCAP GROWTH INDEX(a)               17.58   49.63   2.29     7.35

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(b)(c)

                                    [CHART]

                 Loomis Sayles         Lipper Mid          Russell
                  Aggressive           Cap Growth           Midcap
                 Growth Fund          Funds Index        Growth Index
                --------------       ------------        ------------
12/31/1996      $  250,000           $  250,000          $  250,000
01/31/1997         265,500              256,397             261,061
02/28/1997         257,250              239,354             255,313
03/31/1997         240,750              221,150             240,886
04/30/1997         243,500              219,235             246,786
05/31/1997         265,500              247,788             268,901
06/30/1997         268,000              258,228             276,343
07/31/1997         295,250              273,998             302,793
08/31/1997         288,500              273,237             299,837
09/30/1997         314,250              292,801             315,012
10/31/1997         307,250              276,403             299,240
11/30/1997         297,750              271,981             302,386
12/31/1997         306,624              278,351             306,356
01/31/1998         290,613              273,087             300,840
02/28/1998         313,830              296,284             329,124
03/31/1998         324,504              311,625             342,920
04/30/1998         333,044              312,981             347,577
05/31/1998         318,100              294,737             333,279
06/30/1998         334,378              308,295             342,709
07/31/1998         317,299              287,776             328,029
08/31/1998         252,985              225,733             265,422
09/30/1998         280,472              249,272             285,500
10/31/1998         299,419              258,441             306,521
11/30/1998         301,821              278,080             327,197
12/31/1998         342,010              313,952             361,083
01/31/1999         345,328              329,536             371,908
02/28/1999         338,416              303,940             353,720
03/31/1999         434,080              325,607             373,420
04/30/1999         456,198              338,963             390,435
05/31/1999         473,064              337,552             385,412
06/30/1999         534,996              364,759             412,319
07/31/1999         530,849              359,767             399,191
08/31/1999         561,815              357,945             395,042
09/30/1999         555,179              368,394             391,679
10/31/1999         695,080              400,964             421,963
11/30/1999         815,737              451,259             465,661
12/31/1999       1,018,446              545,390             546,293
01/31/2000       1,046,993              536,026             546,182
02/29/2000       1,423,576              670,359             661,006
03/31/2000       1,292,954              623,177             661,685
04/30/2000       1,170,694              540,968             597,454
05/31/2000       1,052,760              492,337             553,903
06/30/2000       1,201,836              568,843             612,677
07/31/2000       1,173,289              545,247             573,879
08/31/2000       1,388,686              616,555             660,427
09/30/2000       1,377,440              586,921             628,140
10/31/2000       1,166,946              539,463             585,150
11/30/2000         873,581              426,655             457,993
12/31/2000         961,466              457,408             482,109
01/31/2001         882,076              463,620             509,649
02/28/2001         688,729              394,076             421,494
03/31/2001         590,004              352,264             361,172
04/30/2001         686,092              398,709             421,375
05/31/2001         654,160              401,997             419,393
06/30/2001         634,240              400,428             419,614
07/31/2001         570,962              379,366             391,316
08/31/2001         498,603              353,948             362,953
09/30/2001         397,242              302,898             302,968
10/31/2001         435,912              319,762             334,814
11/30/2001         481,026              346,026             370,860
12/31/2001         486,885              361,034             384,958
01/31/2002         470,187              347,226             372,458
02/28/2002         422,729              329,962             351,343
03/31/2002         457,883              350,761             378,158
04/30/2002         433,861              339,101             358,137
05/31/2002         405,738              327,786             347,451
06/30/2002         367,068              298,335             309,107
07/31/2002         330,449              266,160             279,076
08/31/2002         325,176              262,987             278,104
09/30/2002         313,458              246,647             256,009
10/31/2002         326,055              259,085             275,839
11/30/2002         350,663              274,472             297,429
12/31/2002         309,064              258,247             279,459
01/31/2003         305,255              254,417             276,716
02/28/2003         302,619              250,489             274,309
03/31/2003         303,791              254,073             279,417
04/30/2003         326,641              271,896             298,442
05/31/2003         362,967              294,377             327,158
06/30/2003         363,260              298,986             331,824
07/31/2003         382,594              310,778             343,682
08/31/2003         417,456              326,063             362,609
09/30/2003         401,050              315,122             355,578
10/31/2003         440,306              339,841             384,234
11/30/2003         443,528              347,922             394,516
12/31/2003         432,982              349,706             398,822
01/31/2004         450,266              358,542             411,991
02/29/2004         441,185              363,487             418,902
03/31/2004         451,145              363,400             418,102


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gain distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) See page 9 for a description of the indexes. (b) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would be lower due to higher fees. (c) The mountain chart is based on the initial investment minimum of $250,000 for the Institutional Class. * Not annualized.
Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW



LOOMIS SAYLES MID CAP GROWTH FUND

PORTFOLIO REVIEW | The Fund underperformed its benchmark, the Russell Midcap Growth Index, for the six-month period ended March 31, 2004. The Fund tended to outperform on days when the market rose but lagged during the corrections. This was due to the Fund's high beta and the Fund's concentrated holdings and overweight in technology, relative to the benchmark. Reducing this large "downside capture" remains our single-highest priority.

For the period, the Fund's consumer discretionary, technology, and healthcare sectors made the greatest contributions to absolute performance, but they under-performed their respective sectors in the index. Unfortunately, the Fund did not hold several stocks that were both significantly represented in the benchmark and strong performers, particularly in the healthcare and consumer discretionary sectors. The Fund owned some stocks that were on the smaller side of the mid-cap range (especially in the technology sector), and these stocks underperformed during market corrections.

We continue to look for companies expected to show superior growth in earnings and revenues, either because of new products or their inherent operating leverage. We believe monetary and fiscal policy may remain supportive of economic expansion. As a result, we've been focusing on companies leveraged to a cyclical rebound, including technology and energy companies, and businesses that should benefit from continued strength in consumer spending. Recently, we have been reducing our exposure to some of the most cyclically-leveraged industries and groups, such as semi-conductors and semi capital equipment, because it appears these stocks now may be discounting peak earnings. We have also been adding more names in healthcare, particularly in the biotechnology industry, where we are finding companies with exciting news from clinical trials and imminent product launches.

OUTLOOK | We believe the cyclical bull market remains intact and expect positive returns from the market during 2004. We believe 2005 could be a more challenging year for the market, as the Fed begins to raise rates back to more normal levels, and the impact of tax cuts and other stimuli begins to abate.

 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalents

 STRATEGY | Invests primarily in common stocks or other equity securities (which may include securities offered in secondary markets on IPOs) of companies with market capitalization that fall within the capitalization range of the Russell Midcap Growth Index

 FUND INCEPTION DATE | 2/28/01

 EXPENSE RATIO | 0.90%

 TOTAL NET ASSETS | $8.6 million

 [PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH
[PHOTO]

Phil Fine
PHIL FINE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                  SINCE
        DESCRIPTION                          6 MONTHS* 1 YEAR INCEPTION
        ---------------------------------------------------------------
        LOOMIS SAYLES MID CAP GROWTH FUND      12.46%  48.81%  -11.50%
        LIPPER MID-CAP GROWTH FUNDS INDEX(a)   15.32   43.03    -2.59
        RUSSELL MIDCAP GROWTH INDEX(a)         17.58   49.63    -0.26

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(b)

                                    [CHART]

                                       Lipper
                                       Mid-Cap        Russell
                  Loomis Sayles        Growth          Midcap
                  Mid Cap Growth       Funds          Growth
                      Fund             Index           Index
                   ----------        ----------     -----------
02/28/2001        $2,500,000         $2,500,000      $2,500,000
03/31/2001         2,212,500          2,234,746       2,142,213
04/30/2001         2,572,500          2,529,397       2,499,294
05/31/2001         2,460,000          2,550,254       2,487,536
06/30/2001         2,385,000          2,540,300       2,488,846
07/31/2001         2,145,000          2,406,684       2,321,004
08/31/2001         1,882,500          2,245,433       2,152,774
09/30/2001         1,497,500          1,921,570       1,796,985
10/31/2001         1,645,000          2,028,555       1,985,876
11/30/2001         1,820,000          2,195,173       2,199,676
12/31/2001         1,842,500          2,290,384       2,283,291
01/31/2002         1,777,500          2,202,790       2,209,151
02/28/2002         1,595,000          2,093,265       2,083,914
03/31/2002         1,727,500          2,225,216       2,242,963
04/30/2002         1,640,000          2,151,243       2,124,210
05/31/2002         1,535,000          2,079,464       2,060,829
06/30/2002         1,385,000          1,892,628       1,833,400
07/31/2002         1,250,000          1,688,512       1,655,275
08/31/2002         1,230,000          1,668,377       1,649,513
09/30/2002         1,185,000          1,564,722       1,518,462
10/31/2002         1,232,500          1,643,623       1,636,078
11/30/2002         1,327,500          1,741,242       1,764,136
12/31/2002         1,170,000          1,638,309       1,657,550
01/31/2003         1,155,000          1,614,009       1,641,277
02/28/2003         1,145,000          1,589,093       1,627,005
03/31/2003         1,152,500          1,611,832       1,657,302
04/30/2003         1,240,000          1,724,897       1,770,143
05/31/2003         1,377,500          1,867,519       1,940,467
06/30/2003         1,377,500          1,896,753       1,968,141
07/31/2003         1,452,500          1,971,566       2,038,472
08/31/2003         1,590,000          2,068,530       2,150,734
09/30/2003         1,525,000          1,999,120       2,109,033
10/31/2003         1,675,000          2,155,940       2,279,001
11/30/2003         1,685,000          2,207,202       2,339,985
12/31/2003         1,647,500          2,218,524       2,365,525
01/31/2004         1,707,500          2,274,577       2,443,631
02/29/2004         1,677,500          2,305,948       2,484,625
03/31/2004         1,715,000          2,305,398       2,479,877

Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) See page 9 for a description of the indexes. (b) The mountain chart is based on the Fund's minimum initial investment of $2,500,000. * Not annualized. Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW



LOOMIS SAYLES SMALL CAP GROWTH FUND

PORTFOLIO REVIEW | Although all but one of the sectors the Fund invested in generated positive returns for the six-month period ended March 31, 2004, the Fund underperformed its benchmark, the Russell 2000 Growth Index. Only the Fund's consumer discretionary sector contributed to positive relative performance compared to the index. Underperformance in the Fund's technology, financial services and healthcare sectors accounted for the bulk of the Fund's performance shortfall relative to the benchmark.

In terms of absolute performance, the Fund realized the best results from stocks in the consumer discretionary, healthcare and technology sectors. Strong results from names such as Ask Jeeves and Netflix powered gains in the consumer discretionary sector. The healthcare sector also had big movers for the period, including Impax Laboratories and Esperion Therapeutics. The technology sector had big contributors, such as F5 Networks, but it also had negative performers, as investors took profits after realizing large gains in early 2003 and in January, 2004.

The Fund's auto and transportation group generated negative performance due to poor results from AirTran Holdings, which suffered from higher fuel prices and a generally weak revenue environment. Some of the Fund's semiconductor holdings, such as Sigmatel and Varian Semi, also generated negative performance. We trimmed or eliminated many of our holdings in the semiconductor industry because we believe peak earnings growth for this industry already may have occurred.

OUTLOOK | The Fund remains positioned for an expanding economy, with over-weights in the consumer discretionary and technology areas. We also have started to increase our exposure to healthcare companies, particularly in the biotechnology industry. The Fund remains underweighted in the financial services sector, because we have not found many names in this area that meet our long-term growth criteria.
 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or other equity securities

 STRATEGY | Invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of the 2,000 smallest companies

 FUND INCEPTION DATE | 12/31/96

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 1/2/97; Retail: 1/2/97

 EXPENSE RATIO | Institutional: 1.00%; Retail: 1.25%

 TOTAL NET ASSETS | $39.3 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH

 [PHOTO]

Phil Fine
PHIL FINE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                       SINCE
                                          6 MONTHS* 1 YEAR 5 YEARS INCEPTION
   -------------------------------------------------------------------------
   LOOMIS SAYLES SMALL CAP GROWTH FUND:
     INSTITUTIONAL                          10.13%  55.34%  -6.31%   0.84%
     RETAIL                                  9.94   55.09   -6.56    0.59
   LIPPER SMALL-CAP GROWTH FUNDS INDEX(a)   16.13   55.74    7.62    6.40
   RUSSELL 2000 GROWTH INDEX(a)             18.97   63.16    2.31    3.24
   RUSSELL 2000 INDEX(a)                    21.69   63.83    9.66    8.35

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004 (b)(c)

                                    [CHART]

             Loomis Sayles  Lipper Small-
                Small Cap     Cap Growth    Russell 2000    Russell 2000
              Growth Fund     Funds Index   Growth Index        Index
             -------------  -------------   ------------    ------------
12/31/1996   $ 250,000      $ 250,000       $ 250,000       $ 250,000
01/31/1997     256,500        255,797         256,245         254,996
02/28/1997     237,500        237,326         240,769         248,813
03/31/1997     212,750        220,207         223,779         237,073
04/30/1997     208,750        216,928         221,191         237,734
05/31/1997     242,750        247,023         254,436         264,182
06/30/1997     257,000        260,237         263,063         275,503
07/31/1997     277,750        275,899         276,542         288,323
08/31/1997     282,500        280,282         284,841         294,920
09/30/1997     313,750        303,870         307,571         316,506
10/31/1997     291,750        288,334         289,097         302,603
11/30/1997     288,500        281,817         282,204         300,645
12/31/1997     298,565        278,064         282,363         305,908
01/31/1998     288,806        273,937         278,596         301,080
02/28/1998     320,192        296,085         303,193         323,343
03/31/1998     334,699        309,478         315,911         336,678
04/30/1998     330,215        311,729         317,848         338,541
05/31/1998     302,521        289,667         294,756         320,308
06/30/1998     332,061        298,156         297,767         320,982
07/31/1998     299,356        275,720         272,902         294,997
08/31/1998     231,836        215,500         209,905         237,715
09/30/1998     259,266        227,024         231,187         256,318
10/31/1998     269,553        235,975         243,245         266,771
11/30/1998     303,313        255,166         262,115         280,748
12/31/1998     354,480        280,746         285,834         298,121
01/31/1999     364,766        287,535         298,691         302,083
02/28/1999     341,820        259,868         271,368         277,616
03/31/1999     367,931        271,613         281,033         281,950
04/30/1999     371,360        282,219         305,852         307,215
05/31/1999     364,503        283,757         306,336         311,702
06/30/1999     419,099        310,316         322,473         325,797
07/31/1999     406,703        309,220         312,501         316,858
08/31/1999     418,571        304,885         300,814         305,131
09/30/1999     441,518        315,937         306,616         305,198
10/31/1999     498,224        334,359         314,470         306,434
11/30/1999     550,974        376,545         347,721         324,731
12/31/1999     679,948        452,471         409,007         361,491
01/31/2000     667,551        447,759         405,201         355,685
02/29/2000     908,883        578,948         499,476         414,422
03/31/2000     788,613        533,505         446,973         387,099
04/30/2000     725,313        467,554         401,845         363,805
05/31/2000     627,198        429,327         366,657         342,602
06/30/2000     701,575        504,937         414,022         372,467
07/31/2000     629,571        472,086         378,540         360,483
08/31/2000     735,071        522,857         418,358         387,989
09/30/2000     711,598        496,964         397,574         376,585
10/31/2000     641,968        459,679         365,301         359,775
11/30/2000     476,307        381,396         298,975         322,843
12/31/2000     556,512        415,131         317,270         350,570
01/31/2001     531,328        427,780         342,949         368,822
02/28/2001     413,620        373,014         295,939         344,622
03/31/2001     352,303        336,786         269,033         327,764
04/30/2001     416,905        373,146         301,970         353,405
05/31/2001     405,408        383,257         308,964         362,092
06/30/2001     415,263        392,921         317,390         374,595
07/31/2001     356,683        371,018         290,313         354,318
08/31/2001     316,443        349,053         272,183         342,874
09/30/2001     247,884        294,576         228,265         296,719
10/31/2001     276,518        316,162         250,225         314,083
11/30/2001     297,573        340,661         271,112         338,398
12/31/2001     309,364        361,298         287,991         359,285
01/31/2002     294,485        350,373         277,746         355,548
02/28/2002     257,709        329,170         259,769         345,804
03/31/2002     273,711        356,082         282,348         373,597
04/30/2002     263,605        346,687         276,239         377,002
05/31/2002     250,972        332,779         260,087         360,270
06/30/2002     229,356        308,052         238,032         342,394
07/31/2002     196,791        264,364         201,449         290,682
08/31/2002     194,545        263,980         201,355         289,942
09/30/2002     178,263        247,970         186,811         269,120
10/31/2002     189,773        258,551         196,260         277,749
11/30/2002     200,721        280,207         215,716         302,536
12/31/2002     180,790        261,487         200,840         285,691
01/31/2003     174,894        254,582         195,384         277,784
02/28/2003     172,648        246,649         190,173         269,391
03/31/2003     170,964        251,735         193,052         272,859
04/30/2003     188,931        272,540         211,323         298,731
05/31/2003     209,985        300,331         235,137         330,789
06/30/2003     214,196        310,509         239,668         336,775
07/31/2003     229,075        328,666         257,786         357,847
08/31/2003     247,322        346,094         271,633         374,254
09/30/2003     241,146        337,594         264,757         367,346
10/31/2003     261,078        368,222         287,629         398,194
11/30/2003     269,781        378,027         297,006         412,325
12/31/2003     259,113        378,566         298,334         420,691
01/31/2004     277,641        396,277         314,007         438,968
02/29/2004     266,693        394,788         313,521         442,903
03/31/2004     265,570        392,059         314,986         447,031



Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) See page 9 for a description of the indexes. (b) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would be lower due to higher fees. (c) The mountain chart is based on the initial investment minimum of $250,000 for the Institutional Class. * Not annualized.
Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW


LOOMIS SAYLES SMALL CAP VALUE FUND

PORTFOLIO REVIEW | The Fund lagged its benchmark, the Russell 2000 Index, for the six-month period ended March 31, 2004. In late 2003 and early 2004, the best-performing small-cap stocks were higher risk in nature. These stocks included the smallest market caps, companies with weaker balance sheets, and companies generating losses from operations. Our long-standing investment discipline, which emphasizes undervalued, under-followed or misunderstood small companies, typically favors positive earnings and cash flows, superior earnings visibility and better balance sheets. Although this discipline did not match the market's preference early in the period, a significant rotation back to higher-quality stocks occurred in February and March, resulting in improving relative performance for the Fund.

All the Fund's sectors advanced during the period. The Fund's strongest performing sectors included energy, auto and transportation, and healthcare. Energy stocks benefited from continued price increases for oil and natural gas. The auto and transportation sector was strong due to appreciation from economically-sensitive end markets such as recreational vehicles, railroads and trucking. Healthcare's strength was driven by individual stocks, such as Andrx and Perrigo, and medical technology company Serologicals.

Due to their defensive characteristics and limited economic sensitivity, the Fund's utilities and consumer staples holdings, though up for the period, could not keep up with the market. Technology also lagged, as investors took profits following an extraordinary run in previous quarters.

OUTLOOK | We maintain a positive short-term outlook, with our enthusiasm tempered somewhat by the strong first-quarter returns for small-cap stocks. We expect near-term economic news to be positive and earnings expectations to move higher. We are cautious on the second half of 2004. In our view, continued economic growth and early signs of inflation may be followed by a period of rising interest rates, which ultimately may affect growth and valuations. In addition, we are concerned that current stock valuations are based on substantial gains in corporate profits and may be vulnerable to disappointments as the year progresses.
 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or other equity securities

 STRATEGY | Invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index

 FUND INCEPTION DATE | 5/13/91

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/13/91; Retail: 1/2/97; Admin; 1/2/98

 EXPENSE RATIO | Institutional: 0.90%; Retail: 1.15%; Admin: 1.40%

 TOTAL NET ASSETS | $579.9 million

[PHOTO]        [PHOTO]

Joseph Gatz Daniel Thelen
JOSEPH GATZ DANIEL THELEN

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                              SINCE
                                     6 MONTHS* 1 YEAR 5 YEARS 10 YEARS INCEPTION(a)
-----------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND:
 INSTITUTIONAL                         20.95%  49.19%  14.47%  13.73%     15.37%
 RETAIL(a)                             20.76   48.76   14.19   13.51      15.20
 ADMIN(a)                              20.68   48.43   13.90   13.12      14.82
LIPPER SMALL-CAP CORE FUNDS
 INDEX(b)(c)                           21.86   57.64   12.67   11.95       N/A
RUSSELL 2000 VALUE INDEX(c)            24.42   64.49   16.14   13.61      15.12
RUSSELL 2000 INDEX(c)                  21.69   63.83    9.66   10.44      11.70

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(d)(e)

                                    [CHART]

                   Loomis Sayles      Lipper
                     Small Cap    Small-Cap Core   Russell 2000    Russell 2000
                     Value Fund    Funds Index     Value Index          Index
                     ----------   --------------   ------------    ------------
05/13/1991            $250,000         $250,000      $250,000        $250,000
05/31/1991             255,500          250,000       261,728         261,916
06/30/1991             246,500          250,000       249,473         246,653
07/31/1991             266,000          250,000       255,952         255,308
08/31/1991             286,250          250,000       263,720         264,758
09/30/1991             286,500          250,000       264,026         266,831
10/31/1991             292,250          250,000       267,028         273,889
11/30/1991             285,000          250,000       256,192         261,221
12/31/1991             326,192          250,000       272,804         282,138
01/31/1992             359,360          265,945       295,624         304,999
02/29/1992             379,469          273,568       309,725         313,896
03/31/1992             359,099          264,312       306,355         303,271
04/30/1992             340,817          255,365       302,112         292,646
05/31/1992             341,340          254,825       310,327         296,538
06/30/1992             311,567          245,833       300,278         282,514
07/31/1992             320,185          252,555       311,590         292,344
08/31/1992             309,739          248,421       305,517         284,095
09/30/1992             313,134          249,627       311,285         290,647
10/31/1992             323,058          258,944       318,551         299,885
11/30/1992             353,875          277,051       338,259         322,832
12/31/1992             368,973          287,564       352,287         334,079
01/31/1993             385,875          296,024       370,979         345,386
02/28/1993             376,994          289,261       372,463         337,409
03/31/1993             392,750          297,159       386,591         348,358
04/30/1993             382,724          287,452       377,301         338,796
05/31/1993             399,053          298,214       389,167         353,787
06/30/1993             401,058          300,514       392,856         355,994
07/31/1993             410,798          303,304       399,600         360,909
08/31/1993             432,856          312,400       415,222         376,501
09/30/1993             452,622          317,447       425,169         387,126
10/31/1993             464,941          324,170       434,894         397,090
11/30/1993             447,179          316,166       423,565         384,020
12/31/1993             460,032          325,338       436,038         397,150
01/31/1994             469,799          333,938       451,601         409,602
02/28/1994             462,637          333,304       450,293         408,121
03/31/1994             435,940          320,340       430,084         386,573
04/30/1994             431,056          319,794       434,322         388,871
05/31/1994             424,545          320,604       433,699         384,504
06/30/1994             414,452          310,196       422,386         371,448
07/31/1994             416,731          314,670       430,189         377,550
08/31/1994             436,266          329,162       447,122         398,589
09/30/1994             435,940          329,749       442,378         397,254
10/31/1994             433,010          331,467       434,283         395,686
11/30/1994             415,755          323,070       416,763         379,706
12/31/1994             421,818          325,868       429,306         389,907
01/31/1995             423,131          329,229       427,200         384,988
02/28/1995             439,544          342,338       443,008         401,003
03/31/1995             450,049          349,588       445,199         407,909
04/30/1995             451,362          355,463       458,439         416,979
05/31/1995             460,553          359,779       468,257         424,149
06/30/1995             473,027          374,109       484,258         446,152
07/31/1995             504,540          394,788       501,926         471,851
08/31/1995             528,832          407,916       516,837         481,612
09/30/1995             538,680          414,898       524,553         490,213
10/31/1995             510,777          400,223       503,602         468,290
11/30/1995             535,397          412,187       523,618         487,965
12/31/1995             557,183          426,052       539,838         500,839
01/31/1996             558,274          429,170       543,420         500,301
02/29/1996             586,279          444,379       551,937         515,895
03/31/1996             599,735          455,506       563,523         526,396
04/30/1996             635,378          486,931       578,898         554,543
05/31/1996             661,564          508,903       593,556         576,396
06/30/1996             645,925          485,793       586,548         552,727
07/31/1996             609,555          446,334       555,366         504,450
08/31/1996             640,106          469,085       579,461         533,738
09/30/1996             661,712          488,809       595,280         554,597
10/31/1996             671,415          479,658       602,183         546,049
11/30/1996             703,512          496,987       634,587         568,549
12/31/1996             726,762          505,760       655,187         583,449
01/31/1997             739,717          517,036       665,260         595,109
02/28/1997             730,105          503,508       671,575         580,680
03/31/1997             714,224          478,111       653,562         553,280
04/30/1997             707,538          478,242       663,172         554,822
05/31/1997             784,435          529,245       715,970         616,546
06/30/1997             821,212          559,170       752,202         642,968
07/31/1997             868,247          592,820       783,774         672,887
08/31/1997             886,414          607,321       796,217         688,283
09/30/1997             939,228          652,898       849,164         738,661
10/31/1997             909,652          626,902       826,076         706,213
11/30/1997             906,272          618,871       835,128         701,645
12/31/1997             915,645          618,206       863,435         713,926
01/31/1998             895,483          609,161       847,814         702,659
02/28/1998             958,919          654,637       899,067         754,616
03/31/1998           1,001,702          685,496       935,534         785,738
04/30/1998             997,276          692,091       940,158         790,086
05/31/1998             954,493          656,163       906,874         747,534
06/30/1998             942,200          653,811       901,752         749,107
07/31/1998             881,222          606,640       831,121         688,464
08/31/1998             730,254          489,398       700,960         554,778
09/30/1998             767,135          509,982       740,546         598,194
10/31/1998             807,459          530,915       762,535         622,590
11/30/1998             853,192          560,518       783,175         655,209
12/31/1998             905,760          595,725       807,733         695,755
01/31/1999             863,318          591,259       789,399         705,001
02/28/1999             802,402          542,960       735,503         647,899
03/31/1999             802,901          545,426       729,435         658,014
04/30/1999             868,312          582,266       796,024         716,977
05/31/1999             885,788          594,314       820,492         727,450
06/30/1999             926,732          628,657       850,200         760,345
07/31/1999             915,247          625,223       830,023         739,482
08/31/1999             884,789          602,297       799,682         712,114
09/30/1999             865,316          601,830       783,694         712,270
10/31/1999             856,827          607,069       768,013         715,155
11/30/1999             874,618          646,203       771,994         757,856
12/31/1999             909,124          715,909       795,713         843,645
01/31/2000             875,377          702,150       774,905         830,097
02/29/2000             937,246          801,151       822,268         967,176
03/31/2000             990,423          789,758       826,123         903,410
04/30/2000             992,469          745,843       831,013         849,047
05/31/2000             950,029          714,136       818,331         799,563
06/30/2000             981,220          777,128       842,243         869,262
07/31/2000             997,582          752,970       870,306         841,295
08/31/2000           1,059,963          820,051       909,215         905,486
09/30/2000           1,044,112          798,977       904,060         878,874
10/31/2000           1,063,542          774,942       900,851         839,641
11/30/2000           1,029,383          697,771       882,512         753,451
12/31/2000           1,119,971          765,544       977,337         818,159
01/31/2001           1,151,051          792,794     1,004,314         860,755
02/28/2001           1,121,607          742,434     1,002,928         804,277
03/31/2001           1,081,258          707,334       986,842         764,935
04/30/2001           1,140,691          763,688     1,032,519         824,776
05/31/2001           1,173,952          791,519     1,059,070         845,048
06/30/2001           1,219,754          815,994     1,101,681         874,227
07/31/2001           1,226,843          797,090     1,076,976         826,906
08/31/2001           1,212,666          774,784     1,073,245         800,198
09/30/2001           1,084,529          673,267       954,769         692,481
10/31/2001           1,122,698          713,264       979,707         733,006
11/30/2001           1,191,110          766,270     1,050,104         789,753
12/31/2001           1,275,273          820,091     1,114,398         838,499
01/31/2002           1,273,439          810,375     1,129,190         829,778
02/28/2002           1,284,443          788,738     1,136,065         807,036
03/31/2002           1,359,027          849,341     1,221,145         871,899
04/30/2002           1,362,695          853,515     1,264,131         879,845
05/31/2002           1,337,630          821,702     1,222,322         840,796
06/30/2002           1,293,002          775,677     1,195,260         799,078
07/31/2002           1,124,270          670,247     1,017,670         678,393
08/31/2002           1,142,610          673,799     1,013,148         676,665
09/30/2002           1,056,410          626,103       940,778         628,071
10/31/2002           1,074,139          648,354       954,930         648,208
11/30/2002           1,127,938          696,200     1,031,134         706,057
12/31/2002           1,106,540          662,377       987,077         666,744
01/31/2003           1,077,807          643,007       959,285         648,291
02/28/2003           1,054,576          622,929       927,036         628,702
03/31/2003           1,057,633          628,189       936,937         636,798
04/30/2003           1,144,444          680,497     1,025,932         697,177
05/31/2003           1,215,972          740,279     1,130,685         771,993
06/30/2003           1,241,648          757,321     1,149,843         785,964
07/31/2003           1,289,334          796,158     1,207,184         835,142
08/31/2003           1,338,241          830,662     1,253,039         873,432
09/30/2003           1,304,617          812,622     1,238,666         857,310
10/31/2003           1,412,826          876,479     1,339,669         929,304
11/30/2003           1,453,939          908,054     1,391,094         962,283
12/31/2003           1,488,772          933,305     1,441,403         981,806
01/31/2004           1,522,651          962,874     1,491,241       1,024,461
02/29/2004           1,552,137          979,629     1,520,117       1,033,645
03/31/2004           1,577,934          990,251     1,541,139       1,043,278


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Performance shown for periods prior to the inception date of the Retail Class (12/31/96) and Admin Class (1/02/98) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective Classes of shares. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date. (b) The Lipper Small-Cap Core Funds Index performance data is not available prior to January 1, 1992. (c) See page 9 for a description of the indexes. (d) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would be lower due to higher fees and expenses. (e) The mountain chart is based on the initial investment minimum of $250,000 for the Institutional Class. * Not annualized.
Value stocks present the risk that they may fall out of favor with investors and underperform the overall equity market during any given period. Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S.

FUND AND MANAGER REVIEW



LOOMIS SAYLES SMALL COMPANY GROWTH FUND

PORTFOLIO REVIEW | The Fund under-performed its benchmark, the Russell 2000 Growth Index, for the six months ended March 31, 2004. The investment approach that had produced strong gains in the prior six-month period ran into headwinds, despite solid evidence of rebounding revenue and profit growth across a number of industries and sectors. In retrospect, many of the stocks in the Fund had reached valuations that fully discounted near-term results and thus were vulnerable to profit-taking and swings in investor sentiment.

Consumer discretionary stocks, responding to strong revenue and earnings growth, offered the greatest positive contribution to performance in the period. The healthcare, energy and technology sectors contributed to the Fund's positive return for the period, although their impact was relatively small.

The most significant detractor to the Fund's return was the producer durables sector. Most holdings in this sector provide capital equipment for the production of semiconductors and have seen a strong upswing in demand. The stocks sold off however, as investors grew concerned that this demand could not be sustained. We eliminated most of the Fund's exposure to the industry. The auto and transportation area also detracted slightly from the Fund's return, with the shortfall almost entirely due to the decline of AirTran Holdings, a leading discount air carrier. Concerns about rising fuel prices and a more competitive environment caused this stock to fall.

OUTLOOK | We are taking steps that we believe should enhance the Fund's performance during bouts of market volatility, without changing the Fund's character. Although we are optimistic for stocks in the coming months, we must prepare for increased short-term volatility caused by unexpected events at home and abroad.

We will continue to focus on what we believe to be fundamentally strong small-cap companies, but we plan to broaden our universe beyond the consumer discretionary, healthcare and technology sectors. This should offer some incremental downside protection in times of market stress. We also plan to be more aggressive sellers, by eliminating holdings that are failing to perform and by taking profits more aggressively. We will continue to view market corrections as opportunities to add to existing positions or establish new positions in stocks with compelling fundamentals at attractive valuations.
 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalents

 STRATEGY | Invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index

 FUND INCEPTION DATE | 5/7/99

 EXPENSE RATIO | 0.90%

 TOTAL NET ASSETS | $23.7 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH

[PHOTO]

Phil Fine
PHIL FINE


 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                     SINCE
     FUND NAME                               6 MONTHS* 1 YEAR INCEPTION(a)
     ---------------------------------------------------------------------
     LOOMIS SAYLES SMALL COMPANY GROWTH FUND    5.08%  52.72%    -2.53%
     LIPPER SMALL-CAP GROWTH FUNDS INDEX(b)    16.13   55.74      6.91
     RUSSELL 2000 GROWTH INDEX(b)              18.97   63.16      0.60
     RUSSELL 2000 INDEX(b)                     21.69   63.83      7.93

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)

                                    [CHART]

               Loomis Sayles
               Small Company   Lipper Small-Cap    Russell 2000   Russell 2000
               Growth Fund     Growth Funds Index  Growth Index      Index
               ------------    ------------------  ------------   ------------
05/07/1999      $3,000,000         $3,000,000      $3,000,000      $3,000,000
05/31/1999       2,934,000          3,016,354       3,004,753       3,043,821
06/30/1999       3,396,000          3,298,675       3,163,029       3,181,461
07/31/1999       3,273,000          3,287,027       3,065,220       3,094,164
08/31/1999       3,315,000          3,240,941       2,950,585       2,979,653
09/30/1999       3,501,000          3,358,429       3,007,498       2,980,303
10/31/1999       3,951,000          3,554,247       3,084,532       2,992,374
11/30/1999       4,338,000          4,002,685       3,410,680       3,171,047
12/31/1999       5,331,000          4,809,787       4,011,818       3,530,009
01/31/2000       5,382,000          4,759,699       3,974,482       3,473,322
02/29/2000       7,368,000          6,154,247       4,899,203       4,046,892
03/31/2000       6,417,000          5,671,181       4,384,218       3,780,078
04/30/2000       5,703,000          4,970,115       3,941,564       3,552,611
05/31/2000       5,004,000          4,563,770       3,596,423       3,345,559
06/30/2000       6,156,000          5,367,502       4,061,012       3,637,195
07/31/2000       5,229,000          5,018,298       3,712,981       3,520,175
08/31/2000       6,141,000          5,557,998       4,103,539       3,788,767
09/30/2000       5,934,000          5,282,750       3,899,678       3,677,414
10/31/2000       5,349,000          4,886,405       3,583,124       3,513,254
11/30/2000       4,002,000          4,054,260       2,932,549       3,152,614
12/31/2000       4,508,999          4,412,859       3,111,995       3,423,368
01/31/2001       4,393,305          4,547,319       3,363,881       3,601,600
02/28/2001       3,495,159          3,965,154       2,902,774       3,365,283
03/31/2001       3,123,722          3,580,050       2,638,858       3,200,667
04/30/2001       3,534,738          3,966,561       2,961,925       3,451,054
05/31/2001       3,434,268          4,074,036       3,030,531       3,535,880
06/30/2001       3,437,312          4,176,764       3,113,175       3,657,972
07/31/2001       3,248,549          3,943,935       2,847,589       3,459,969
08/31/2001       3,004,984          3,710,450       2,669,754       3,348,217
09/30/2001       2,456,963          3,131,357       2,238,977       2,897,505
10/31/2001       2,700,528          3,360,816       2,454,374       3,067,068
11/30/2001       2,895,380          3,621,247       2,659,251       3,304,510
12/31/2001       3,050,653          3,840,612       2,824,813       3,508,476
01/31/2002       2,892,335          3,724,480       2,724,318       3,471,984
02/28/2002       2,603,102          3,499,090       2,547,990       3,376,829
03/31/2002       2,846,667          3,785,168       2,769,458       3,648,232
04/30/2002       2,715,751          3,685,299       2,709,539       3,681,480
05/31/2002       2,526,988          3,537,460       2,551,112       3,518,089
06/30/2002       2,393,027          3,274,603       2,334,782       3,343,530
07/31/2002       1,918,075          2,810,198       1,975,945       2,838,554
08/31/2002       1,921,120          2,806,116       1,975,026       2,831,326
09/30/2002       1,756,713          2,635,933       1,832,366       2,627,997
10/31/2002       1,863,273          2,748,407       1,925,048       2,712,256
11/30/2002       1,988,100          2,978,613       2,115,891       2,954,308
12/31/2002       1,826,738          2,779,617       1,969,971       2,789,815
01/31/2003       1,762,802          2,706,216       1,916,453       2,712,601
02/28/2003       1,723,223          2,621,886       1,865,348       2,630,638
03/31/2003       1,732,357          2,675,954       1,893,587       2,664,512
04/30/2003       1,918,075          2,897,118       2,072,796       2,917,154
05/31/2003       2,134,239          3,192,537       2,306,381       3,230,202
06/30/2003       2,216,442          3,300,728       2,350,829       3,288,658
07/31/2003       2,389,982          3,493,734       2,528,543       3,494,430
08/31/2003       2,563,523          3,678,998       2,664,357       3,654,645
09/30/2003       2,517,854          3,588,638       2,596,912       3,587,186
10/31/2003       2,700,528          3,914,219       2,821,256       3,888,427
11/30/2003       2,776,642          4,018,446       2,913,238       4,026,419
12/31/2003       2,670,082          4,024,170       2,926,262       4,108,107
01/31/2004       2,785,776          4,212,446       3,079,989       4,286,587
02/29/2004       2,688,350          4,196,614       3,075,223       4,325,013
03/31/2004       2,645,726          4,167,609       3,089,598       4,365,321


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month-end closest to the Fund's inception date. (b) See page 9 for a description of the indexes.
(c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000. * Not annualized.
Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW



LOOMIS SAYLES TAX-MANAGED EQUITY FUND

PORTFOLIO REVIEW | We continued to position the Fund to take advantage of an economic recovery by adding to positions with more cyclical leverage (energy, materials, industrials) and focusing on high-quality companies during the six-month period ended March 31, 2004. This proved to be prudent because high-quality companies positioned for an improving economy showed strong performance during the period.

Positive contributions from our sector allocations and specific security selections helped the Fund outperform its benchmark, the S&P 500 Index, for the six months. In particular, solid stock selection in the technology (NVIDIA), financials (New York Community Bank) and healthcare (Caremark Rx) sectors combined with a technology overweight and a healthcare underweight helped generate the out-performance.

The Fund's consumer discretionary and telecommunication holdings had a negative impact on performance during the period. Within the consumer discretionary sector, Kohl's was a weak performer due to mediocre consumer holiday spending and concerns about a management transition. In the telecom sector, our lone holding, Century Tel, Inc., declined in value because of downward earnings revisions.

OUTLOOK | Low interest rates, productivity enhancements, fiscal stimulus, tax cuts and improving economic growth should continue to drive strong earnings and cash flow throughout the next few quarters. Longer-term, we believe stocks appear attractive versus other asset classes. Looking ahead, high-quality companies that offer a combination of earnings growth, solid free cash flow and an attractive yield may offer long-term investors competitive returns.

 KEY FUND FACTS
 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalents
 STRATEGY | Invests primarily in equity securities and may invest in companies of any size; the Fund uses a tax-managed approach in an effort to minimize the effect of federal income tax
 FUND INCEPTION DATE | 10/1/95
 FUND REGISTRATION DATE | 3/7/97
 EXPENSE RATIO | 0.65%
 TOTAL NET ASSETS | $3.9 million

 [PHOTO]     [PHOTO]

Robert Ix Mark A. Shank
ROBERT IX MARK A. SHANK

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                  SINCE           SINCE
FUND NAME                   6 MONTHS* 1 YEAR 5 YEARS REGISTRATION(a)(b) INCEPTION(a)(b)
---------------------------------------------------------------------------------------
LOOMIS SAYLES TAX-MANAGED
EQUITY FUND                   14.60%  29.67%   4.90%        9.88%            10.94%
RETURN AFTER TAXES
ON DISTRIBUTION               14.07   29.07    1.12         5.75              7.39
RETURN AFTER TAXES
ON DISTRIBUTION AND
SALE OF FUND SHARES            9.84   19.68    2.17         6.39              7.71
LIPPER MULTI-CAP CORE FUNDS
INDEX(c)                      14.99   39.21    1.43         6.66              8.94
S&P 500 INDEX(c)              14.08   35.12   -1.20         6.70              9.77

 CUMULATIVE PERFORMANCE REGISTRATION TO MARCH 31, 2004(d)
                                    [CHART]

             Loomis Sayles Tax-   Lipper Multi-Cap
            Managed Equity Fund     Core Index        S&P 500 Index
            -------------------   ----------------    -------------
03/07/1997        $250,000          $250,000           $250,000
03/31/1997         239,400           240,761            239,728
04/30/1997         249,995           249,093            254,039
05/31/1997         260,386           265,902            269,506
06/30/1997         264,664           275,935            281,581
07/31/1997         285,059           296,903            303,985
08/31/1997         272,223           288,745            286,955
09/30/1997         281,799           304,622            302,671
10/31/1997         272,630           293,161            292,563
11/30/1997         273,853           298,142            306,106
12/31/1997         270,575           302,300            311,363
01/31/1998         274,989           303,991            314,807
02/28/1998         295,293           325,697            337,512
03/31/1998         310,079           340,978            354,796
04/30/1998         316,259           344,674            358,365
05/31/1998         307,210           335,215            352,206
06/30/1998         316,700           344,621            366,512
07/31/1998         319,128           337,592            362,609
08/31/1998         272,561           285,037            310,184
09/30/1998         299,927           298,549            330,055
10/31/1998         312,507           318,921            356,902
11/30/1998         327,514           336,014            378,533
12/31/1998         363,190           358,799            400,346
01/31/1999         375,218           370,701            417,087
02/28/1999         362,604           356,420            404,125
03/31/1999         383,139           367,674            420,293
04/30/1999         394,287           382,673            436,569
05/31/1999         388,420           378,397            426,260
06/30/1999         413,943           396,944            449,917
07/31/1999         411,890           388,203            435,868
08/31/1999         406,902           381,437            433,712
09/30/1999         394,874           371,928            421,822
10/31/1999         400,155           390,806            448,515
11/30/1999         402,795           403,387            457,632
12/31/1999         430,627           433,310            484,585
01/31/2000         417,766           421,067            460,238
02/29/2000         439,940           437,289            451,526
03/31/2000         482,958           465,317            495,699
04/30/2000         482,958           448,043            480,785
05/31/2000         489,611           432,472            470,921
06/30/2000         482,515           450,709            482,531
07/31/2000         473,202           443,666            474,989
08/31/2000         510,455           474,966            504,490
09/30/2000         494,933           453,148            477,856
10/31/2000         494,489           448,028            475,836
11/30/2000         482,071           409,881            438,322
12/31/2000         505,560           418,852            440,467
01/31/2001         484,405           433,310            456,094
02/28/2001         473,013           394,303            414,507
03/31/2001         457,825           370,916            388,248
04/30/2001         474,098           400,964            418,418
05/31/2001         477,895           404,342            421,222
06/30/2001         459,995           397,384            410,970
07/31/2001         455,113           389,394            406,924
08/31/2001         436,669           367,333            381,450
09/30/2001         416,056           329,678            350,647
10/31/2001         423,108           338,629            357,333
11/30/2001         438,297           365,222            384,743
12/31/2001         446,478           373,780            388,114
01/31/2002         442,615           365,514            382,450
02/28/2002         440,959           358,912            375,074
03/31/2002         461,931           373,438            389,180
04/30/2002         454,205           357,565            365,585
05/31/2002         451,997           354,636            362,892
06/30/2002         427,714           326,853            337,043
07/31/2002         399,016           301,075            310,776
08/31/2002         397,360           302,980            312,810
09/30/2002         374,181           275,117            278,814
10/31/2002         387,978           292,537            303,354
11/30/2002         399,568           310,351            321,209
12/31/2002         388,649           292,519            302,338
01/31/2003         376,452           287,579            294,418
02/28/2003         374,234           282,614            290,001
03/31/2003         375,343           283,528            292,816
04/30/2003         399,183           305,579            316,936
05/31/2003         418,588           326,243            333,634
06/30/2003         419,142           331,114            337,890
07/31/2003         426,350           337,512            343,848
08/31/2003         434,666           347,890            350,554
09/30/2003         424,686           343,263            346,831
10/31/2003         443,537           363,706            366,451
11/30/2003         447,418           369,385            369,675
12/31/2003         467,972           384,112            389,063
01/31/2004         479,884           393,136            396,204
02/29/2004         489,527           399,242            401,711
03/31/2004         486,701           394,711            395,651

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(d)
                                    [CHART]

             Loomis Sayles Tax-     Lipper Multi-Cap
             Managed Equity Fund        Core Index      S&P 500 Index
             -------------------    -----------------   -------------
10/01/1995         $250,000            $250,000           $250,000
10/31/1995          245,000             246,367            249,106
11/30/1995          251,000             256,957            260,042
12/31/1995          251,056             260,604            265,051
01/31/1996          250,806             267,360            274,072
02/29/1996          255,316             272,840            276,613
03/31/1996          255,316             276,407            279,276
04/30/1996          261,079             283,096            283,393
05/31/1996          265,087             288,628            290,702
06/30/1996          263,334             285,556            291,811
07/31/1996          248,801             271,583            278,918
08/31/1996          257,070             280,648            284,802
09/30/1996          270,600             294,863            300,832
10/31/1996          277,114             298,544            309,129
11/30/1996          297,158             317,833            332,495
12/31/1996          290,230             313,950            325,907
01/31/1997          308,432             328,827            346,268
02/28/1997          305,904             327,853            348,982
03/31/1997          297,056             315,737            334,643
04/30/1997          310,202             326,663            354,621
05/31/1997          323,096             348,707            376,211
06/30/1997          328,405             361,864            393,066
07/31/1997          353,712             389,362            424,342
08/31/1997          337,783             378,663            400,569
09/30/1997          349,666             399,485            422,507
10/31/1997          338,289             384,455            408,396
11/30/1997          339,806             390,987            427,302
12/31/1997          335,738             396,440            434,641
01/31/1998          341,215             398,658            439,448
02/28/1998          366,409             427,122            471,143
03/31/1998          384,757             447,163            495,270
04/30/1998          392,425             452,009            500,252
05/31/1998          381,197             439,604            491,654
06/30/1998          392,973             451,940            511,625
07/31/1998          395,985             442,722            506,177
08/31/1998          338,203             373,801            432,995
09/30/1998          372,160             391,521            460,733
10/31/1998          387,769             418,236            498,210
11/30/1998          406,391             440,653            528,405
12/31/1998          450,659             470,533            558,855
01/31/1999          465,584             486,141            582,224
02/28/1999          449,931             467,414            564,129
03/31/1999          475,413             482,172            586,699
04/30/1999          489,246             501,842            609,419
05/31/1999          481,965             496,235            595,028
06/30/1999          513,635             520,557            628,051
07/31/1999          511,087             509,094            608,440
08/31/1999          504,898             500,221            605,430
09/30/1999          489,974             487,751            588,833
10/31/1999          496,526             512,507            626,095
11/30/1999          499,802             529,006            638,822
12/31/1999          534,337             568,248            676,446
01/31/2000          518,378             552,192            642,460
02/29/2000          545,893             573,466            630,298
03/31/2000          599,271             610,222            691,960
04/30/2000          599,271             587,569            671,142
05/31/2000          607,526             567,148            657,372
06/30/2000          598,721             591,065            673,578
07/31/2000          587,165             581,829            663,050
08/31/2000          633,390             622,876            704,232
09/30/2000          614,129             594,263            667,053
10/31/2000          613,579             587,549            664,233
11/30/2000          598,171             537,523            611,866
12/31/2000          627,316             549,287            614,860
01/31/2001          601,066             568,248            636,675
02/28/2001          586,931             517,094            578,622
03/31/2001          568,085             486,423            541,966
04/30/2001          588,277             525,828            584,082
05/31/2001          592,989             530,259            587,995
06/30/2001          570,777             521,134            573,684
07/31/2001          564,719             510,656            568,037
08/31/2001          541,834             481,724            532,477
09/30/2001          516,257             432,343            489,478
10/31/2001          525,007             444,082            498,812
11/30/2001          543,854             478,956            537,074
12/31/2001          554,006             490,179            541,779
01/31/2002          549,212             479,339            533,873
02/28/2002          547,158             470,681            523,577
03/31/2002          573,180             489,731            543,268
04/30/2002          563,593             468,915            510,331
05/31/2002          560,854             465,074            506,571
06/30/2002          530,722             428,638            470,488
07/31/2002          495,113             394,834            433,821
08/31/2002          493,058             397,332            436,660
09/30/2002          464,296             360,792            389,204
10/31/2002          481,417             383,636            423,460
11/30/2002          495,797             406,998            448,385
12/31/2002          482,249             383,612            422,043
01/31/2003          467,114             377,135            410,987
02/28/2003          464,363             370,624            404,820
03/31/2003          465,739             371,822            408,751
04/30/2003          495,320             400,739            442,420
05/31/2003          519,398             427,839            465,730
06/30/2003          520,086             434,227            471,671
07/31/2003          529,029             442,617            479,987
08/31/2003          539,349             456,227            489,348
09/30/2003          526,966             450,159            484,151
10/31/2003          550,356             476,968            511,540
11/30/2003          555,171             484,415            516,041
12/31/2003          580,676             503,729            543,104
01/31/2004          595,456             515,564            553,073
02/29/2004          607,422             523,571            560,760
03/31/2004          603,903             517,628            552,300

Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.
(a) Shares of the Fund were registered for offer under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our shareholders. (b) Index performance is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates. (c) See page 9 for a description of the indexes and disclosure related to after tax returns. (d) The mountain chart is based on the Fund's minimum initial investment of $250,000. * Not annualized.
Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW



LOOMIS SAYLES VALUE FUND

PORTFOLIO REVIEW | The Fund outperformed its benchmark, the S&P 500 Index, for the six-month period ended March 31, 2004. Our stock selections within the consumer discretionary and industrials sectors were the major contributors to out-performance. In addition, performance among stocks in these sectors benefited from a strong economic environment.

J.C. Penney, Tyco and Simon Property Group were the leading performers. J.C. Penney benefited from a rebound in sales and the potential sale of its Eckerd Drug Store division. Tyco serves cyclical markets, which are showing signs of a rebound. Simon Property is a REIT (real estate investment trust), which has been sought after by investors for its high dividend yield and dividend growth prospects.

The Fund's financial and healthcare sectors had the greatest negative relative impact on performance for the period. Unfavorable stock selections within the financials sector led to poor relative performance for that segment. We maintained an underweight in the healthcare sector and healthcare lagged the overall market. The Fund's poorest-performing individual holdings--McKesson, Universal Health Services and Abbott Labs--are all healthcare stocks. McKesson has been involved in aggressive bidding for new business, which has raised profit concerns among investors. Universal Health Services has been hit with increased costs due to patient payment issues. Abbott Labs moderately reduced its earning guidance, which caused the stock price to fall. Although the healthcare sector is struggling at present, we believe the long-term outlook remains bright.

OUTLOOK | We continue to favor higher-quality stocks. Given the broad rally during the past 12 months, it has become more difficult to find attractive values in the market. We believe the stock market, as measured by the S&P 500 Index, is near the mid-point of its potential return range for 2004, leading us to believe that returns may be positive but they may moderate from current levels.

 KEY FUND FACTS

 OBJECTIVE | Long-term growth of capital and income

 STRATEGY | Invests primarily in equity securities, including common stocks, convertible securities, and warrants; the Fund invests primarily in medium- and large-sized companies

 FUND INCEPTION DATE | 5/13/91

 EXPENSE RATIO | 0.85%

 TOTAL NET ASSETS | $41.0 million

[PHOTO]         [PHOTO]

Warren Koontz   James Carroll
 WARREN KOONTZ  JAMES CARROLL
[PHOTO]

Jeffrey Wardlow
JEFFREY WARDLOW

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                      SINCE
                             6 MONTHS* 1 YEAR 5 YEARS 10 YEARS INCEPTION(a)
    -----------------------------------------------------------------------
    LOOMIS SAYLES VALUE FUND   16.83%  39.54%   1.58%   9.83%     10.07%
    LIPPER LARGE-CAP
     VALUE FUNDS INDEX(b)      16.11   37.82    1.22   10.70      10.75
    S&P 500 INDEX(b)           14.08   35.12   -1.20   11.68      11.14

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)

                                    [CHART]

            Loomis Sayles   Lipper Large-Cap
             Value Fund     Value Funds Index   S&P 500 Index
            -------------   -----------------   -------------
05/13/1991  $  250,000      $  250,000          $   250,000
05/31/1991     263,750         260,446              260,785
06/30/1991     248,750         247,339              248,838
07/31/1991     257,000         258,858              260,436
08/31/1991     263,250         265,201              262,978
09/30/1991     256,250         263,184              262,144
10/31/1991     257,250         268,159              265,669
11/30/1991     240,500         256,911              254,964
12/31/1991     267,887         284,716              284,123
01/31/1992     276,529         282,621              278,829
02/29/1992     282,375         287,719              282,440
03/31/1992     275,766         281,277              276,947
04/30/1992     282,120         286,450              285,078
05/31/1992     282,629         288,668              286,476
06/30/1992     276,529         282,325              282,214
07/31/1992     287,712         293,299              293,743
08/31/1992     279,325         287,289              287,731
09/30/1992     281,358         290,677              291,112
10/31/1992     283,900         292,636              292,118
11/30/1992     299,658         304,674              302,065
12/31/1992     305,652         309,352              305,772
01/31/1993     312,545         312,900              308,328
02/28/1993     315,461         315,955              312,530
03/31/1993     321,293         325,136              319,125
04/30/1993     312,810         319,076              311,411
05/31/1993     319,702         327,700              319,741
06/30/1993     319,437         329,180              320,678
07/31/1993     317,051         328,208              319,388
08/31/1993     329,776         341,482              331,507
09/30/1993     327,920         342,711              328,964
10/31/1993     335,078         348,613              335,769
11/30/1993     330,306         343,067              332,569
12/31/1993     341,961         350,389              336,590
01/31/1994     355,103         361,813              348,033
02/28/1994     351,544         353,113              338,586
03/31/1994     337,033         338,450              323,825
04/30/1994     343,878         342,660              327,978
05/31/1994     347,711         347,605              333,360
06/30/1994     337,033         339,230              325,189
07/31/1994     348,806         349,126              335,867
08/31/1994     364,138         363,280              349,637
09/30/1994     351,544         353,816              341,087
10/31/1994     350,996         359,615              348,750
11/30/1994     334,569         347,102              336,049
12/31/1994     338,950         351,034              341,034
01/31/1995     346,131         357,357              349,878
02/28/1995     365,089         370,646              363,513
03/31/1995     374,855         379,335              374,240
04/30/1995     388,930         390,363              385,260
05/31/1995     405,591         404,834              400,658
06/30/1995     408,463         413,616              409,964
07/31/1995     424,262         426,690              423,560
08/31/1995     426,560         429,282              424,625
09/30/1995     440,060         444,703              442,545
10/31/1995     429,145         441,145              440,963
11/30/1995     448,678         460,256              460,320
12/31/1995     458,348         467,728              469,187
01/31/1996     471,875         482,113              485,156
02/29/1996     475,965         487,530              489,655
03/31/1996     480,998         492,803              494,368
04/30/1996     480,998         499,503              501,656
05/31/1996     490,121         508,756              514,594
06/30/1996     491,065         509,051              516,557
07/31/1996     473,133         489,082              493,735
08/31/1996     484,458         501,793              504,150
09/30/1996     508,601         526,381              532,526
10/31/1996     522,477         537,498              547,214
11/30/1996     558,944         576,000              588,576
12/31/1996     555,351         566,255              576,914
01/31/1997     584,543         594,832              612,957
02/28/1997     588,458         599,601              617,761
03/31/1997     568,523         576,688              592,378
04/30/1997     588,458         602,345              627,742
05/31/1997     624,058         637,054              665,961
06/30/1997     654,673         663,641              695,797
07/31/1997     711,826         713,656              751,160
08/31/1997     689,343         683,123              709,079
09/30/1997     724,517         718,085              747,913
10/31/1997     697,684         696,421              722,934
11/30/1997     718,353         719,260              756,401
12/31/1997     717,570         727,491              769,391
01/31/1998     719,197         728,533              777,901
02/28/1998     766,791         776,460              834,007
03/31/1998     789,978         810,968              876,716
04/30/1998     796,486         819,212              885,536
05/31/1998     782,656         805,276              870,316
06/30/1998     781,435         820,337              905,667
07/31/1998     746,452         806,111              896,023
08/31/1998     641,501         696,099              766,478
09/30/1998     685,434         729,554              815,580
10/31/1998     743,604         787,979              881,920
11/30/1998     769,232         828,198              935,371
12/31/1998     793,193         860,189              989,272
01/31/1999     791,361         874,489            1,030,640
02/28/1999     768,005         854,461              998,609
03/31/1999     795,941         880,403            1,038,562
04/30/1999     853,186         932,283            1,078,780
05/31/1999     848,149         916,368            1,053,306
06/30/1999     869,673         956,763            1,111,763
07/31/1999     837,615         929,600            1,077,048
08/31/1999     802,352         912,659            1,071,719
09/30/1999     757,472         878,903            1,042,339
10/31/1999     785,866         921,229            1,108,299
11/30/1999     780,930         924,442            1,130,829
12/31/1999     782,659         952,911            1,197,430
01/31/2000     748,924         912,630            1,137,268
02/29/2000     688,719         874,249            1,115,741
03/31/2000     758,266         954,304            1,224,892
04/30/2000     755,152         943,680            1,188,040
05/31/2000     768,127         944,384            1,163,665
06/30/2000     749,962         933,958            1,192,353
07/31/2000     746,848         929,738            1,173,717
08/31/2000     797,191         983,551            1,246,616
09/30/2000     784,735         968,022            1,180,803
10/31/2000     814,319         975,755            1,175,811
11/30/2000     796,672         933,933            1,083,111
12/31/2000     840,165         971,538            1,088,412
01/31/2001     851,185         979,621            1,127,028
02/28/2001     828,095         932,405            1,024,263
03/31/2001     797,134         896,167              959,376
04/30/2001     835,442         946,942            1,033,930
05/31/2001     849,086         962,182            1,040,857
06/30/2001     834,393         936,035            1,015,524
07/31/2001     827,571         929,657            1,005,527
08/31/2001     796,609         886,115              942,579
09/30/2001     729,438         816,964              866,463
10/31/2001     734,685         822,288              882,986
11/30/2001     775,371         875,034              950,716
12/31/2001     792,655         888,223              959,045
01/31/2002     785,626         871,835              945,049
02/28/2002     781,841         867,010              926,824
03/31/2002     808,335         905,288              961,681
04/30/2002     788,330         866,699              903,376
05/31/2002     793,737         867,866              896,721
06/30/2002     735,882         807,346              832,848
07/31/2002     674,243         737,605              767,941
08/31/2002     682,354         742,570              772,965
09/30/2002     603,953         656,741              688,960
10/31/2002     647,209         704,932              749,600
11/30/2002     687,220         749,126              793,721
12/31/2002     660,364         713,451              747,091
01/31/2003     645,108         696,464              727,520
02/28/2003     620,045         679,041              716,604
03/31/2003     616,776         678,604              723,562
04/30/2003     666,903         735,895              783,162
05/31/2003     715,940         781,191              824,425
06/30/2003     728,471         790,129              834,942
07/31/2003     732,285         801,134              849,663
08/31/2003     746,996         814,674              866,233
09/30/2003     736,644         805,523              857,034
10/31/2003     773,149         849,965              905,517
11/30/2003     788,405         860,420              913,484
12/31/2003     833,639         913,198              961,391
01/31/2004     844,666         927,032              979,037
02/29/2004     863,412         946,582              992,645
03/31/2004     860,655         935,257              977,670



Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date. (b) See page 9 for a description of the indexes.
(c) The mountain chart is based on the Fund's minimum initial investment of $250,000. * Not annualized.
Value stocks present the risk that they may fall out of favor with investors and underperform the overall equity market during any given period. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S.

FUND AND MANAGER REVIEW


LOOMIS SAYLES WORLDWIDE FUND

PORTFOLIO REVIEW | The Fund under-performed its benchmark, the S&P 500 Index, during the six-month period ended March 31, 2004, primarily due to underperformance in the Fund's bond portfolio. The Fund's stock portfolio outperformed, but not enough to offset the bond portfolio's underperformance.

Our bond market strategy became more cautious as the period advanced and we sought to reduce risk on several fronts. We reduced the bond portfolio's duration, reflecting our expectation for higher interest rates. We also increased the portfolio's overall quality rating by scaling back corporate bond exposure. We worked toward moving the portfolio's currency composition closer to that of the benchmark. We increased exposure to the yen, the Singapore dollar and the sterling. Nevertheless, the portfolio was under-weighted in the yen, which was a negative influence on relative performance, because of its strong performance. The bond portfolio also was under-weighted in the U.S. dollar, and it was over-weighted in the outperforming Australian dollar, U.K. sterling, euro, Norwegian krone and Danish krone.

Out-performance in the international stock portfolio was due to investments in quality growth companies that exhibited increasing revenues and earnings, including those in the financials, materials, energy and consumer staples sectors. On the other hand, investments in the consumer discretionary, industrials and information technology sectors detracted from performance. In addition, an underweight in Japan and exposure to export-related Japanese companies hurt performance. The weakening U.S. dollar relative to the yen made exports to the U.S. more expensive, and export-related businesses suffered. Nevertheless, as economic and company-related news has improved, we have slowly increased exposure to Japan.

OUTLOOK | From a stock perspective, earnings are growing the fastest in the U.S., Asia and the emerging markets. All indications point to economic growth taking hold in the U.S. On the bond front, we believe several non-dollar markets may generate relative out-performance, including Canada, where policymakers recently reduced interest rates; Australia, New Zealand and the United Kingdom, where the monetary policy authorities have been tightening for some time; and euro nations, where there is little evidence that inflation may be bottoming.
 KEY FUND FACTS

 OBJECTIVE | High total investment return through a combination of capital appreciation and current income

 STRATEGY | Invests primarily in equity and fixed income securities of U.S. and foreign issuers including securities of issuers located in emerging securities markets

 FUND INCEPTION DATE | 5/1/96

 EXPENSE RATIO| 1.00%

 TOTAL NET ASSETS | $16.8 million

[PHOTO]     [PHOTO]

Robert Ix Eswar Menon
ROBERT IX ESWAR MENON

[PHOTO]          [PHOTO]

Daniel Fuss Alexander Muromcew
DANIEL FUSS ALEXANDER MUROMCEW

[PHOTO]         [PHOTO]

David Rolley John Tribolet
DAVID ROLLEY JOHN TRIBOLET

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                        SINCE
                                        6 MONTHS* 1 YEAR 5 YEARS INCEPTION(a)
  ---------------------------------------------------------------------------
  LOOMIS SAYLES WORLDWIDE FUND            14.02%  33.17%  13.73%    10.93%
  LIPPER GLOBAL FLEXIBLE FUNDS INDEX(b)   13.57   33.87    4.72      6.98
  S&P 500 INDEX(b)                        14.08   35.12   -1.20      8.79

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)

                                    [CHART]

                Loomis Sayles     Lipper Global
                Worldwide Fund  Flexible Funds Index  S&P 500 Index
                --------------  --------------------  -------------
05/01/1996        $250,000            $250,000        $250,000
05/31/1996         252,250             251,586         256,447
06/30/1996         253,000             252,629         257,426
07/31/1996         244,500             246,466         246,053
08/31/1996         250,500             250,102         251,243
09/30/1996         258,500             257,121         265,384
10/31/1996         263,500             260,291         272,704
11/30/1996         276,250             271,371         293,316
12/31/1996         273,097             271,756         287,504
01/31/1997         273,097             276,787         305,466
02/28/1997         273,611             278,385         307,860
03/31/1997         273,097             273,834         295,211
04/30/1997         275,666             276,512         312,835
05/31/1997         283,631             288,138         331,881
06/30/1997         286,971             296,211         346,750
07/31/1997         302,330             308,392         374,340
08/31/1997         295,076             299,543         353,369
09/30/1997         306,742             312,306         372,722
10/31/1997         289,110             301,232         360,274
11/30/1997         289,370             302,170         376,952
12/31/1997         282,692             304,762         383,426
01/31/1998         291,293             305,506         387,666
02/28/1998         309,069             319,280         415,627
03/31/1998         311,936             329,994         436,911
04/30/1998         307,922             332,904         441,306
05/31/1998         294,733             330,053         433,721
06/30/1998         282,405             329,795         451,338
07/31/1998         282,405             326,570         446,532
08/31/1998         252,301             290,436         381,974
09/30/1998         252,014             295,085         406,443
10/31/1998         270,077             310,493         439,504
11/30/1998         286,132             324,396         466,142
12/31/1998         291,114             332,163         493,003
01/31/1999         295,187             336,107         513,619
02/28/1999         289,547             327,933         497,656
03/31/1999         298,634             338,611         517,566
04/30/1999         311,169             356,802         537,609
05/31/1999         312,736             351,118         524,914
06/30/1999         319,943             364,134         554,046
07/31/1999         325,897             363,883         536,746
08/31/1999         324,644             362,603         534,090
09/30/1999         322,137             360,621         519,449
10/31/1999         334,671             367,933         552,320
11/30/1999         387,079             380,851         563,548
12/31/1999         467,272             406,460         596,738
01/31/2000         451,347             398,155         566,757
02/29/2000         515,728             420,307         556,028
03/31/2000         507,934             418,265         610,424
04/30/2000         484,893             404,266         592,059
05/31/2000         472,694             397,916         579,912
06/30/2000         487,942             412,180         594,208
07/31/2000         472,016             407,090         584,921
08/31/2000         485,231             420,974         621,250
09/30/2000         472,016             408,554         588,452
10/31/2000         449,652             400,636         585,964
11/30/2000         426,926             385,157         539,767
12/31/2000         446,497             400,748         542,409
01/31/2001         450,281             405,929         561,653
02/28/2001         438,929             385,458         510,441
03/31/2001         418,591             366,444         478,104
04/30/2001         425,686             385,129         515,258
05/31/2001         432,308             382,183         518,710
06/30/2001         428,997             376,598         506,085
07/31/2001         424,267             371,266         501,103
08/31/2001         421,902             362,098         469,733
09/30/2001         402,510             338,224         431,801
10/31/2001         410,550             346,217         440,035
11/30/2001         417,172             358,725         473,789
12/31/2001         418,713             359,167         477,939
01/31/2002         412,510             356,843         470,965
02/28/2002         413,543             353,916         461,882
03/31/2002         421,297             363,747         479,253
04/30/2002         423,365             358,846         450,197
05/31/2002         430,602             363,067         446,880
06/30/2002         420,780             349,394         415,049
07/31/2002         401,137             328,712         382,703
08/31/2002         405,790             330,347         385,207
09/30/2002         389,248             310,026         343,343
10/31/2002         399,069             323,079         373,562
11/30/2002         415,611             336,044         395,550
12/31/2002         417,580             327,497         372,312
01/31/2003         421,323             322,306         362,559
02/28/2003         425,600             318,934         357,119
03/31/2003         426,670             318,595         360,586
04/30/2003         448,057             337,122         390,288
05/31/2003         471,582             355,162         410,851
06/30/2003         475,325             359,456         416,092
07/31/2003         469,443             362,263         423,429
08/31/2003         479,068             369,911         431,687
09/30/2003         498,316             375,567         427,102
10/31/2003         517,030             389,936         451,263
11/30/2003         521,842             396,191         455,234
12/31/2003         547,702             409,462         479,108
01/31/2004         556,008             418,719         487,902
02/29/2004         562,654             424,606         494,684
03/31/2004         568,192             426,515         487,221


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closet to the Fund's inception date. (b) See page 9 for a description of the indexes. (c) The mountain chart is based on the Fund's minimum initial investment of $250,000. * Not annualized.
Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S.

DISCLOSURE

INDEX DEFINITIONS
Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.
Lipper Mid-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the mid-cap growth funds investment objective. Lipper Multi-Cap Core Funds Index is an equally weighted index of typically the 30 largest mutual funds within the multi-cap core funds investment objective. Lipper Small-Cap Core Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap core funds investment objective. Lipper Small-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap growth funds investment objective.
Lipper Large-Cap Value Funds Index is an equally weighted index of typically the 30 largest mutual funds within the large-cap value funds investment objective.
Lipper Global Flexible Funds Index is an equally weighted index of typically the 30 largest mutual funds within the global flexible portfolio funds investment objective.
Source: Lipper, Inc.

Russell Midcap Growth Index is an index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Russell 2000 Growth Index is an index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000 Index is an index comprised of the 2,000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 total market capitalization.
Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

AFTER TAX RETURNS
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distribution or even the Return Before Taxes.

PROXY VOTING INFORMATION
A description of the Funds' proxy voting policies and procedures is available
(i) without charge, upon request, by calling Loomis Sayles at 800-633-3330;
(ii) on the Funds' website, www.loomissayles.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES AGGRESSIVE GROWTH FUND


                                                 SHARES     VALUE +
-------------------------------------------------------------------

COMMON STOCKS - 99.7% OF NET ASSETS

BIOTECHNOLOGY - 11.1%
Amylin Pharmaceuticals, Inc.*                    21,375 $   506,374
Celgene Corp.*                                   10,600     505,090
Gen-Probe, Inc.*                                 27,175     907,917
ImClone Systems, Inc.*                           17,125     870,977
Invitrogen Corp.*                                13,950   1,000,075
Millennium Pharmaceuticals, Inc.*                32,600     550,940
OSI Pharmaceuticals, Inc.*                       13,425     515,520
QLT, Inc.*                                       15,325     391,401
Telik, Inc.*                                     20,500     550,220
                                                        -----------
                                                          5,798,514
                                                        -----------
CAPITAL MARKETS - 2.5%
Ameritrade Holding Corp.*                        83,875   1,291,675
                                                        -----------
COMMERCIAL SERVICES & SUPPLIES - 4.2%
Apollo Group, Inc.-University of Phoenix Online* 12,791   1,113,073
Monster Worldwide, Inc.*                         40,325   1,056,515
                                                        -----------
                                                          2,169,588
                                                        -----------
COMMUNICATIONS EQUIPMENT - 6.0%
Juniper Networks, Inc.*                          60,575   1,575,556
Polycom, Inc.*                                   47,150   1,000,994
Research In Motion Ltd.*                          5,825     543,531
                                                        -----------
                                                          3,120,081
                                                        -----------
COMPUTERS & PERIPHERALS - 2.1%
Network Appliance, Inc.*                         50,900   1,091,805
                                                        -----------
ENERGY EQUIPMENT & SERVICES - 4.0%
Patterson-UTI Energy, Inc.*                      36,100   1,278,301
Smith International, Inc.*                       15,075     806,663
                                                        -----------
                                                          2,084,964
                                                        -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 5.3%
Kinetic Concepts, Inc.*                          11,575     519,139
St. Jude Medical, Inc.*                          13,925   1,003,993
Zimmer Holdings, Inc.*                           16,725   1,233,970
                                                        -----------
                                                          2,757,102
                                                        -----------
HEALTHCARE PROVIDERS & SERVICES - 3.6%
Caremark Rx, Inc.*                               37,400   1,243,550
eResearch Technology, Inc.*                      22,700     636,735
                                                        -----------
                                                          1,880,285
                                                        -----------
HOTELS RESTAURANTS & LEISURE - 4.3%
International Game Technology                    25,225   1,134,116
Station Casinos, Inc.                            25,225   1,114,188
                                                        -----------
                                                          2,248,304
                                                        -----------
INSURANCE - 2.0%
Everest Re Group Ltd.                            12,375   1,057,320
                                                        -----------
INTERNET & CATALOG RETAIL - 2.6%
Amazon.com, Inc.*                                17,975     777,958
Netflix, Inc.*                                   16,325     557,009
                                                        -----------
                                                          1,334,967
                                                        -----------

                                                 SHARES     VALUE +
-------------------------------------------------------------------

COMMON STOCKS - CONTINUED

INTERNET SOFTWARE & SERVICES - 5.3%
Akamai Technologies, Inc.*                       55,025 $   723,029
Ask Jeeves, Inc.*                                36,825   1,315,757
SINA Corp.*                                      19,275     729,173
                                                        -----------
                                                          2,767,959
                                                        -----------
IT SERVICES - 2.3%
Cognizant Technology Solutions Corp.*            27,150   1,228,538
                                                        -----------
MEDIA - 4.4%
Getty Images, Inc.*                              20,125   1,086,348
XM Satellite Radio Holdings, Inc., Class A*      42,400   1,187,200
                                                        -----------
                                                          2,273,548
                                                        -----------
METALS & MINING - 1.6%
Freeport-McMoRan Copper & Gold, Inc., Class B    21,300     832,617
                                                        -----------
OIL & GAS - 2.1%
XTO Energy, Inc.                                 43,000   1,085,320
                                                        -----------
PHARMACEUTICALS - 5.8%
Eon Labs, Inc.*                                  15,725   1,054,833
Medicis Pharmaceutical Corp., Class A            28,850   1,154,000
MGI Pharma, Inc.*                                13,375     819,352
                                                        -----------
                                                          3,028,185
                                                        -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
Broadcom Corp., Class A*                         36,225   1,418,933
Cypress Semiconductor Corp.*                     38,050     778,884
Silicon Laboratories, Inc.*                      14,475     765,438
Xilinx, Inc.*                                    27,200   1,033,600
                                                        -----------
                                                          3,996,855
                                                        -----------
SOFTWARE - 14.4%
Activision, Inc.*                                73,463   1,162,177
Autodesk, Inc.                                   39,425   1,246,618
Cognos, Inc.*                                    24,800     770,288
Electronic Arts, Inc.*                           20,375   1,099,435
Red Hat, Inc.*                                   68,100   1,556,766
Symantec Corp.*                                  36,200   1,676,060
                                                        -----------
                                                          7,511,344
                                                        -----------
SPECIALTY RETAIL - 3.1%
Advance Auto Parts, Inc.*                        19,475     792,048
Hot Topic, Inc.*                                 30,400     804,080
                                                        -----------
                                                          1,596,128
                                                        -----------
TEXTILES APPAREL & LUXURY GOODS - 1.9%
Coach, Inc.*                                     23,675     970,438
                                                        -----------
THRIFTS & MORTGAGE FINANCE - 1.9%
New York Community Bancorp, Inc.                 29,275   1,003,547
                                                        -----------
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Nextel Partners, Inc., Class A*                  60,625     767,513
                                                        -----------

TOTAL COMMON STOCKS
 (Identified Cost $43,549,806)                           51,896,597
                                                        -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                      VALUE +
-------------------------------------------------------------

TOTAL INVESTMENTS - 99.7%
 (Identified Cost $43,549,806)@                   $51,896,597
 Cash and Other Assets, Less Liabilities--0.3%        176,082
                                                  -----------

NET ASSETS - 100%                                 $52,072,679
                                                  -----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $43,549,806 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,179,677 and $832,886, respectively, resulting in net unrealized appreciation of $8,346,791.
 At September 30, 2003, the fund had a capital loss carryover of approximately $119,831,301 which expires between September 30, 2009 and September 30, 2011. This may be available to offset future realized capital gains if any, to the extent provided by regulations.





                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES MID CAP GROWTH FUND


                                                 SHARES    VALUE +
------------------------------------------------------------------

COMMON STOCKS - 99.2% OF NET ASSETS

BIOTECHNOLOGY - 11.1%
Amylin Pharmaceuticals, Inc.*                     3,525 $   83,507
Celgene Corp.*                                    1,750     83,387
Gen-Probe, Inc.*                                  4,700    157,027
ImClone Systems, Inc.*                            2,800    142,408
Invitrogen Corp.*                                 2,500    179,225
Millennium Pharmaceuticals, Inc.*                 4,500     76,050
OSI Pharmaceuticals, Inc.*                        2,225     85,440
QLT, Inc.*                                        2,525     64,489
Telik, Inc.*                                      3,175     85,217
                                                        ----------
                                                           956,750
                                                        ----------
CAPITAL MARKETS - 2.4%
Ameritrade Holding Corp.*                        13,225    203,665
                                                        ----------
COMMERCIAL SERVICES & SUPPLIES - 4.6%
Apollo Group, Inc.-University of Phoenix Online*  2,566    223,293
Monster Worldwide, Inc.*                          6,650    174,230
                                                        ----------
                                                           397,523
                                                        ----------
COMMUNICATIONS EQUIPMENT - 5.9%
Juniper Networks, Inc.*                           9,925    258,149
Polycom, Inc.*                                    7,675    162,940
Research In Motion Ltd.*                            950     88,645
                                                        ----------
                                                           509,734
                                                        ----------
COMPUTERS & PERIPHERALS - 2.0%
Network Appliance, Inc.*                          8,175    175,354
                                                        ----------
ENERGY EQUIPMENT & SERVICES - 3.9%
Patterson-UTI Energy, Inc.*                       5,700    201,837
Smith International, Inc.*                        2,475    132,437
                                                        ----------
                                                           334,274
                                                        ----------
HEALTHCARE EQUIPMENT & SUPPLIES - 5.7%
Kinetic Concepts, Inc.*                           1,825     81,851
St. Jude Medical, Inc.*                           2,525    182,053
Zimmer Holdings, Inc.*                            3,050    225,029
                                                        ----------
                                                           488,933
                                                        ----------
HEALTHCARE PROVIDERS & SERVICES - 3.6%
Caremark Rx, Inc.*                                6,175    205,319
eResearch Technology, Inc.*                       3,650    102,382
                                                        ----------
                                                           307,701
                                                        ----------
HOTELS RESTAURANTS & LEISURE - 4.3%
International Game Technology                     4,150    186,584
Station Casinos, Inc.                             4,175    184,410
                                                        ----------
                                                           370,994
                                                        ----------
INSURANCE - 2.0%
Everest Re Group Ltd.                             1,975    168,744
                                                        ----------
INTERNET & CATALOG RETAIL - 2.4%
Amazon.com, Inc.*                                 2,750    119,020
Netflix, Inc.*                                    2,675     91,271
                                                        ----------
                                                           210,291
                                                        ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                SHARES    VALUE +
-----------------------------------------------------------------

COMMON STOCKS - CONTINUED

INTERNET SOFTWARE & SERVICES - 4.8%
Akamai Technologies, Inc.*                       9,075 $  119,245
Ask Jeeves, Inc.*                                6,100    217,953
SINA Corp.*                                      2,100     79,443
                                                       ----------
                                                          416,641
                                                       ----------
IT SERVICES - 2.3%
Cognizant Technology Solutions Corp.*            4,350    196,838
                                                       ----------
MEDIA - 4.6%
Getty Images, Inc.*                              3,950    213,221
XM Satellite Radio Holdings, Inc., Class A*      6,550    183,400
                                                       ----------
                                                          396,621
                                                       ----------
METALS & MINING - 1.6%
Freeport-McMoRan Copper & Gold, Inc., Class B    3,425    133,883
                                                       ----------
OIL & GAS - 2.0%
XTO Energy, Inc.                                 6,813    171,948
                                                       ----------
PHARMACEUTICALS - 5.8%
Eon Labs, Inc.*                                  2,575    172,731
Medicis Pharmaceutical Corp., Class A            4,750    190,000
MGI Pharma, Inc.*                                2,200    134,772
                                                       ----------
                                                          497,503
                                                       ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
Broadcom Corp., Class A*                         5,925    232,082
Cypress Semiconductor Corp.*                     6,275    128,449
Silicon Laboratories, Inc.*                      2,375    125,590
Xilinx, Inc.*                                    4,500    171,000
                                                       ----------
                                                          657,121
                                                       ----------
SOFTWARE - 14.4%
Activision, Inc.*                               12,975    205,264
Autodesk, Inc.                                   6,475    204,740
Cognos, Inc.*                                    4,100    127,346
Electronic Arts, Inc.*                           3,350    180,766
Red Hat, Inc.*                                  10,950    250,317
Symantec Corp.*                                  5,950    275,485
                                                       ----------
                                                        1,243,918
                                                       ----------
SPECIALTY RETAIL - 3.0%
Advance Auto Parts, Inc.*                        3,250    132,177
Hot Topic, Inc.*                                 4,950    130,928
                                                       ----------
                                                          263,105
                                                       ----------
TEXTILES APPAREL & LUXURY GOODS - 1.8%
Coach, Inc.*                                     3,725    152,688
                                                       ----------
THRIFTS & MORTGAGE FINANCE - 2.0%
New York Community Bancorp, Inc.                 5,025    172,257
                                                       ----------

                                                SHARES    VALUE +
-----------------------------------------------------------------

COMMON STOCKS - CONTINUED

WIRELESS TELECOMMUNICATION SERVICES - 1.4%
Nextel Partners, Inc., Class A*                  9,575 $  121,220
                                                       ----------

TOTAL COMMON STOCKS
 (Identified Cost $7,101,205)                           8,547,706
                                                       ----------

TOTAL INVESTMENTS - 99.2%
 (Identified Cost $7,101,205)@                          8,547,706
 Cash and Other Assets, Less Liabilities--0.8%             71,940
                                                       ----------

NET ASSETS - 100%                                      $8,619,646
                                                       ----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $7,101,205 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,577,325 and $130,824, respectively, resulting in net unrealized appreciation of $1,446,501.
 At September 30, 2003, the fund had a capital loss carryover of approximately $6,153,377 which expires between September 30, 2010 and September 30, 2011. This may be available to offset future realized capital gains if any, to the extent provided by regulations.




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES SMALL CAP GROWTH FUND

                                              SHARES     VALUE +
----------------------------------------------------------------

COMMON STOCKS - 99.8% OF NET ASSETS

BIOTECHNOLOGY - 8.4%
Connetics Corp.*                              34,050 $   754,888
Dendreon Corp.*                               29,875     397,337
Onyx Pharmaceuticals, Inc.*                   10,750     434,945
OSI Pharmaceuticals, Inc.*                    10,825     415,680
QLT, Inc.*                                     7,500     191,550
Salix Pharmaceuticals Ltd.*                    5,475     158,885
Telik, Inc.*                                  16,950     454,938
Vicuron Phamaceuticals, Inc.*                 21,625     491,969
                                                     -----------
                                                       3,300,192
                                                     -----------
CAPITAL MARKETS - 3.7%
Affiliated Managers Group, Inc.*              13,800     753,204
Knight Trading Group, Inc.*                   56,400     714,024
                                                     -----------
                                                       1,467,228
                                                     -----------
COMMERCIAL BANKS - 1.4%
UCBH Holdings, Inc.                           14,150     566,566
                                                     -----------
COMMERCIAL SERVICES & SUPPLIES - 8.5%
Corporate Executive Board Co.                  8,425     395,975
CoStar Group, Inc.*                           19,700     726,733
Monster Worldwide, Inc.*                      20,225     529,895
Navigant Consulting, Inc.*                    27,000     546,210
Resources Connection, Inc.*                   10,075     444,499
Strayer Education, Inc.                        5,975     698,896
                                                     -----------
                                                       3,342,208
                                                     -----------
COMMUNICATIONS EQUIPMENT - 5.6%
AudioCodes Ltd.*                              42,525     493,290
F5 Networks, Inc.*                            19,550     661,768
Harmonic, Inc.*                               40,000     386,000
Tekelec*                                      38,900     645,351
                                                     -----------
                                                       2,186,409
                                                     -----------
CONSUMER DURABLES & APPAREL - 1.5%
Quiksilver, Inc.*                             27,125     592,681
                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 2.7%
eSPEED, Inc., Class A*                        32,950     690,632
National Financial Partners Corp.             11,825     381,356
                                                     -----------
                                                       1,071,988
                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Plexus Corp.*                                 31,700     563,943
                                                     -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 5.4%
Epix Medical, Inc.*                           25,025     519,269
Kyphon, Inc.*                                 25,500     609,705
Nektar Therapeutics*                          18,725     404,085
Wright Medical Group, Inc.*                   18,750     575,625
                                                     -----------
                                                       2,108,684
                                                     -----------
HEALTHCARE PROVIDERS & SERVICES - 3.3%
eResearch Technology, Inc.*                   27,775     779,089
United Surgical Partners International, Inc.* 15,200     515,888
                                                     -----------
                                                       1,294,977
                                                     -----------

                                                SHARES     VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

HOTELS RESTAURANTS & LEISURE - 3.8%
Alliance Gaming Corp.*                          18,250 $   586,373
Multimedia Games, Inc.*                         35,925     888,784
                                                       -----------
                                                         1,475,157
                                                       -----------
INTERNET & CATALOG RETAIL - 1.1%
Netflix, Inc.*                                  12,475     425,647
                                                       -----------
INTERNET SOFTWARE & SERVICES - 11.5%
Akamai Technologies, Inc.*                      73,625     967,432
Ask Jeeves, Inc.*                               27,750     991,507
Autobytel, Inc.*                                46,400     612,480
Opsware, Inc.*                                  50,575     382,347
SkillSoft Plc*                                  68,025     877,523
SonicWALL, Inc.*                                79,250     706,910
                                                       -----------
                                                         4,538,199
                                                       -----------
IT SERVICES - 1.0%
Lionbridge Technologies, Inc.*                  41,425     403,065
                                                       -----------
MEDIA - 3.2%
Harris Interactive, Inc.*                       50,600     426,558
XM Satellite Radio Holdings, Inc., Class A*     29,050     813,400
                                                       -----------
                                                         1,239,958
                                                       -----------
OIL & GAS - 3.2%
Evergreen Resources, Inc.*                      19,650     674,978
Unit Corp.*                                     21,800     597,756
                                                       -----------
                                                         1,272,734
                                                       -----------
PHARMACEUTICALS - 5.7%
AtheroGenics, Inc.*                             14,225     325,326
Impax Laboratories, Inc.*                       35,875     802,523
Ligand Pharmaceuticals, Inc., Class B*          21,900     440,190
MGI Pharma, Inc.*                               10,750     658,545
                                                       -----------
                                                         2,226,584
                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
Cypress Semiconductor Corp.*                    27,700     567,019
FormFactor, Inc.*                               26,750     559,877
Microsemi Corp.*                                58,075     794,466
Mindspeed Technologies, Inc.*                   77,400     505,422
Sigmatel, Inc.*                                 20,075     450,684
Tessera Technologies, Inc.*                     23,825     435,998
                                                       -----------
                                                         3,313,466
                                                       -----------
SOFTWARE - 10.1%
Activision, Inc.*                               60,138     951,375
Altiris, Inc.*                                  14,000     391,160
InfoSpace, Inc.*                                20,975     815,298
Macromedia, Inc.*                               29,650     595,076
RSA Security, Inc.*                             32,000     601,280
Secure Computing Corp.*                         37,225     608,629
                                                       -----------
                                                         3,962,818
                                                       -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                SHARES     VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

SPECIALTY RETAIL - 9.9%
Aeropostale, Inc.*                              17,975 $   651,774
Finish Line, Inc., Class A*                     19,775     731,279
Hot Topic, Inc.*                                25,300     669,185
Sylvan Learning Systems, Inc.*                  18,075     634,613
The Sports Authority, Inc.*                     13,600     545,088
Tractor Supply Co.*                             16,800     650,496
                                                       -----------
                                                         3,882,435
                                                       -----------

TOTAL COMMON STOCKS
 (Identified Cost $34,855,943)                          39,234,939
                                                       -----------

TOTAL INVESTMENTS - 99.8%
 (Identified Cost $34,855,943)@                         39,234,939
 Cash and Other Assets, Less Liabilities--0.2%              71,935
                                                       -----------

NET ASSETS - 100%                                      $39,306,874
                                                       -----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $34,855,943 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,679,903 and $1,300,907, respectively, resulting in net unrealized appreciation of $4,378,996.
 At September 30, 2003, the fund had a capital loss carryover of approximately $222,154,056 which expires between September 30, 2009 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES SMALL CAP VALUE FUND

                                          SHARES      VALUE +
-------------------------------------------------------------

COMMON STOCKS - 96.0% OF NET ASSETS

AEROSPACE & DEFENSE - 1.7%
Moog, Inc., Class A*                      93,675 $  3,196,191
The Allied Defense Group, Inc.*           76,175    1,467,892
United Defense Industries, Inc.*         163,525    5,198,460
                                                 ------------
                                                    9,862,543
                                                 ------------
AIRLINES - 0.3%
AMR Corp.*                               133,900    1,704,547
                                                 ------------
AUTO COMPONENTS - 1.5%
Cooper Tire & Rubber Co.                 236,450    4,764,467
Dana Corp.                               187,500    3,723,750
                                                 ------------
                                                    8,488,217
                                                 ------------
AUTOMOBILES - 0.8%
Monaco Coach Corp.                       175,525    4,704,070
                                                 ------------
BIOTECHNOLOGY - 0.6%
Serologicals Corp.*                      157,275    3,208,410
                                                 ------------
BUILDING PRODUCTS - 1.7%
Elk Corp.                                165,825    4,492,199
Lennox International, Inc.               275,000    5,101,250
                                                 ------------
                                                    9,593,449
                                                 ------------
CHEMICALS - 2.0%
Cytec Industries, Inc.                    41,700    1,483,269
Ferro Corp.                               79,000    2,065,850
Millennium Chemicals, Inc.*              131,475    1,964,237
Scotts Co., Class A*                      45,350    2,909,202
Spartech Corp.                           135,125    3,364,612
                                                 ------------
                                                   11,787,170
                                                 ------------
COMMERCIAL BANKS - 5.5%
CVB Financial Corp.                      161,672    3,356,311
East West Bancorp, Inc.                   98,125    5,495,000
First Midwest Bancorp, Inc.              158,675    5,417,164
Independent Bank Corp.                   145,962    4,066,501
Oriental Financial Group, Inc.            97,475    3,104,579
South Financial Group, Inc.              154,775    4,579,792
Texas Regional Bancshares, Inc., Class A  71,450    3,040,198
Wintrust Financial Corp.                  56,425    2,743,948
                                                 ------------
                                                   31,803,493
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Arbitron, Inc.*                           65,950    2,655,147
School Specialty, Inc.*                   57,800    2,055,946
Waste Connections, Inc.*                 118,300    4,708,340
                                                 ------------
                                                    9,419,433
                                                 ------------
COMMUNICATIONS EQUIPMENT - 2.3%
Andrew Corp.*                            358,725    6,277,688
CommScope, Inc.*                         159,425    2,654,426
Inter-Tel, Inc.                          144,700    4,349,682
                                                 ------------
                                                   13,281,796
                                                 ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                               SHARES      VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

COMPUTERS & PERIPHERALS - 1.9%
Advanced Digital Information Corp.*           291,550 $  3,317,839
Eletronics for Imaging, Inc.*                 193,800    4,761,666
Imation Corp.                                  76,750    2,887,335
                                                      ------------
                                                        10,966,840
                                                      ------------
CONSTRUCTION & ENGINEERING - 0.7%
Washington Group International, Inc.*         111,550    4,083,846
                                                      ------------
CONSTRUCTION MATERIALS - 0.5%
Eagle Materials, Inc.                          50,250    2,957,213
                                                      ------------
CONSUMER DURABLES & APPAREL - 0.3%
Tupperware Corp.                               94,375    1,680,819
                                                      ------------
CONSUMER FINANCE - 0.5%
Nelnet, Inc., Class A*                        122,500    3,111,500
                                                      ------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
iShares Russell 2000 Value Index Fund          25,000    4,278,750
National Financial Partners Corp.             127,550    4,113,488
                                                      ------------
                                                         8,392,238
                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Commonwealth Telephone Enterprises, Inc.*      68,575    2,812,261
                                                      ------------
ELECTRIC UTILITIES - 1.1%
Black Hills Corp.                              76,750    2,446,022
Texas Genco Holdings, Inc.                    103,625    3,704,594
                                                      ------------
                                                         6,150,616
                                                      ------------
ELECTRICAL EQUIPMENT - 2.6%
American Power Conversion Corp.               189,875    4,369,024
AMETEK, Inc.                                  188,200    4,825,448
C&D Technologies, Inc.                        127,050    2,123,006
Intermagnetics General Corp.*                 136,775    3,624,537
                                                      ------------
                                                        14,942,015
                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.0%
Aeroflex, Inc.*                               113,325    1,525,355
Excel Technology, Inc.*                        71,525    2,249,461
Global Imaging System, Inc.*                  133,000    4,418,260
Orbotech Ltd.*                                 96,325    2,316,616
Park Electrochemical Corp.                    170,225    4,306,693
ScanSource, Inc.*                              52,900    2,536,026
Tech Data Corp.*                               83,350    3,412,349
Tektronix, Inc.                                85,800    2,806,518
Varian, Inc.*                                 138,850    5,577,604
                                                      ------------
                                                        29,148,882
                                                      ------------
ENERGY EQUIPMENT & SERVICES - 2.5%
Cal Dive International, Inc.*                 163,500    4,223,205
Grey Wolf, Inc.*                              732,825    3,033,896
Hydril Co.*                                   152,575    3,997,465
Input/Output, Inc.*                           413,575    3,205,206
                                                      ------------
                                                        14,459,772
                                                      ------------
FOOD & STAPLES RETAILING - 0.6%
BJ's Wholesale Club, Inc.*                    148,175    3,771,054
                                                      ------------

                                        SHARES      VALUE +
-----------------------------------------------------------

COMMON STOCKS - CONTINUED

FOOD PRODUCTS - 1.3%
J & J Snack Foods Corp.*                32,000 $  1,445,760
Ralcorp Holdings, Inc.*                202,500    6,162,075
                                               ------------
                                                  7,607,835
                                               ------------
GAS UTILITIES - 1.8%
AGL Resources, Inc.                    162,450    4,714,299
New Jersey Resources Corp.              73,050    2,761,290
Southern Union Co.*                    148,725    2,818,339
                                               ------------
                                                 10,293,928
                                               ------------
HEALTHCARE EQUIPMENT & SUPPLIES - 3.0%
Analogic Corp.                         107,800    4,903,822
Dade Behring Holdings, Inc.*           108,400    4,821,632
Viasys Healthcare, Inc.*               180,450    4,081,779
Zoll Medical Corp.*                     88,325    3,531,233
                                               ------------
                                                 17,338,466
                                               ------------
HEALTHCARE PROVIDERS & SERVICES - 0.7%
Andrx Corp.*                           151,425    4,118,760
                                               ------------
HOTELS RESTAURANTS & LEISURE - 3.2%
CEC Entertainment, Inc.*                46,875    1,626,563
Dover Downs Entertainment, Inc.        171,565    1,837,461
Fairmont Hotels & Resorts, Inc.        197,150    4,958,322
O'Charley's, Inc.*                     188,175    3,434,194
Sonic Corp.*                            48,850    1,674,578
Sunterra Corp.*                        160,050    2,167,077
The Steak n Shake Co.*                 154,300    2,970,275
                                               ------------
                                                 18,668,470
                                               ------------
HOUSEHOLD DURABLES - 1.7%
Blyth, Inc.                             69,275    2,263,214
Furniture Brands International, Inc.   142,750    4,596,550
Standard Pacific Corp.                  46,375    2,782,500
                                               ------------
                                                  9,642,264
                                               ------------
INDUSTRIAL CONGLOMERATES - 1.2%
Allete, Inc.                           181,750    6,377,607
Texas Industries, Inc.*                 15,525      561,229
                                               ------------
                                                  6,938,836
                                               ------------
INSURANCE - 6.1%
American Financial Group, Inc.         108,450    3,235,064
AmerUs Group Co.                        41,000    1,654,350
Delphi Financial Group, Inc.           123,225    5,177,914
Endurance Specialty Holdings Ltd.      146,400    5,203,056
Ohio Casualty Corp.*                   182,175    3,641,678
Platinum Underwriters Holdings Ltd.    143,300    4,592,765
ProAssurance Corp.*                     94,150    3,295,250
Protective Life Corp.                  123,375    4,620,394
RLI Corp.                              108,900    4,203,540
                                               ------------
                                                 35,624,011
                                               ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                            SHARES      VALUE +
---------------------------------------------------------------

COMMON STOCKS - CONTINUED

IT SERVICES - 1.7%
Caci International, Inc., Class A*          78,650 $  3,381,950
Perot Systems Corp., Class A*              327,225    4,352,092
The BISYS Group, Inc.*                     117,925    1,976,423
                                                   ------------
                                                      9,710,465
                                                   ------------
MACHINERY - 5.6%
Actuant Corp., Class A*                    162,650    6,380,759
Albany International Corp., Class A         89,450    2,405,311
Barnes Group, Inc.                          92,975    2,593,073
CLARCOR, Inc.                              118,775    5,243,916
ESCO Technologies, Inc.*                    90,100    4,155,412
IDEX Corp.                                 109,800    4,774,104
Reliance Steel & Aluminum Co.              154,475    5,429,796
Robbins & Myers, Inc.                       73,400    1,581,770
                                                   ------------
                                                     32,564,141
                                                   ------------
MANUFACTURING - 0.6%
Federal Signal Corp.                       118,775    2,357,684
Harsco Corp.                                22,650    1,030,575
                                                   ------------
                                                      3,388,259
                                                   ------------
MEDIA - 6.6%
A.H. Belo Corp., Series A                  177,425    4,925,318
ADVO, Inc.                                 122,587    3,949,753
Entercom Communications Corp.*              71,950    3,257,177
Harte-Hanks, Inc.                          181,625    4,253,657
John Wiley & Son, Inc., Class A            145,700    4,360,801
Journal Communications, Inc., Class A      218,825    4,376,500
R.H. Donnelley Corp.*                      174,675    8,157,322
Regent Communications, Inc.*               186,825    1,216,231
Saga Communications, Inc., Class A*        217,250    4,051,713
                                                   ------------
                                                     38,548,472
                                                   ------------
METALS & MINING - 0.2%
Allegheny Technologies, Inc.                84,325    1,020,333
                                                   ------------
MULTI-UTILITIES & UNREGULATED POWER - 1.0%
Energen Corp.                               41,225    1,700,531
ONEOK, Inc.                                187,750    4,233,763
                                                   ------------
                                                      5,934,294
                                                   ------------
MULTILINE RETAIL - 0.2%
ShopKo Stores, Inc.*                        91,175    1,332,979
                                                   ------------
OIL & GAS - 1.6%
Evergreen Resources, Inc.*                  71,975    2,472,341
Patina Oil & Gas Corp.                      97,300    2,554,125
Stone Energy Corp.*                         86,500    4,278,290
                                                   ------------
                                                      9,304,756
                                                   ------------
PHARMACEUTICALS - 1.5%
Perrigo Co.                                274,175    5,497,209
Pharmaceutical Resources, Inc.*             61,175    3,478,410
                                                   ------------
                                                      8,975,619
                                                   ------------

                                                 SHARES      VALUE +
--------------------------------------------------------------------

COMMON STOCKS - CONTINUED

REAL ESTATE - 7.2%
American Home Mortgage Investment Corp.         149,700 $  4,311,360
Bedford Property Investors, Inc.                146,250    4,456,238
CBL & Associates Properties, Inc.                74,750    4,585,165
Corporate Office Properties Trust               170,850    4,271,250
Highland Hospitality Corp.*                     200,900    2,354,548
LaSalle Hotel Properties                        198,550    4,685,780
Levitt Corp., Class A                           111,587    2,733,882
Newcastle Investment Corp.                      156,475    5,273,207
Ramco-Gershenson Properties Trust               139,300    3,928,260
The Macerich Co.                                 98,375    5,302,412
                                                        ------------
                                                          41,902,102
                                                        ------------
ROAD & RAIL - 2.5%
Genesee & Wyoming, Inc., Class A*               213,675    5,277,772
Landstar System, Inc.*                          116,050    4,751,087
Old Dominion Freight Line, Inc.*                126,250    4,254,625
                                                        ------------
                                                          14,283,484
                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Cohu, Inc.                                      119,425    2,227,276
DSP Group, Inc.*                                154,800    3,983,004
FEI Co.*                                         74,700    1,632,195
Semtech Corp.*                                   92,800    2,118,624
                                                        ------------
                                                           9,961,099
                                                        ------------
SOFTWARE - 2.3%
Actuate Corp.*                                  218,225      704,867
Ascential Software Corp.*                       111,725    2,449,012
Aspen Technology, Inc.*                         317,775    2,596,222
Inet Technologies, Inc.*                        238,850    2,964,128
MSC. Software Corp.*                            220,550    1,943,045
Witness Systems, Inc.*                          196,525    2,539,103
                                                        ------------
                                                          13,196,377
                                                        ------------
SPECIALTY RETAIL - 1.3%
Men's Wearhouse, Inc.*                          149,975    3,984,836
Party City Corp.*                               226,450    3,371,840
                                                        ------------
                                                           7,356,676
                                                        ------------
TEXTILES APPAREL & LUXURY GOODS - 0.5%
Fossil, Inc.*                                    86,075    2,870,601
                                                        ------------
THRIFTS & MORTGAGE FINANCE - 5.1%
Bank Mutual Corp.                               274,796    3,074,967
BankAtlantic Bancorp, Inc., Class A             204,550    3,469,168
BankUnited Financial Corp.*                     193,125    5,735,812
First Niagara Financial Group, Inc.             225,598    3,079,413
Independence Community Bank Corp.                92,375    3,764,281
MAF Bancorp, Inc.                                56,775    2,467,442
Provident Bancorp, Inc.                         378,150    4,481,078
Provident Financial Services, Inc.              198,325    3,706,694
                                                        ------------
                                                          29,778,855
                                                        ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                         SHARES       VALUE +
-----------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

TRADING COMPANIES & DISTRIBUTORS - 0.8%
Hughes Supply, Inc.                                      83,450 $  4,372,780
                                                                ------------
WATER UTILITIES - 1.0%
American States Water Co.                                81,900    1,998,360
Aqua America, Inc.                                      184,687    4,004,014
                                                                ------------
                                                                   6,002,374
                                                                ------------

TOTAL COMMON STOCKS
 (Identified Cost $440,645,677)                                  557,066,420
                                                                ------------

                                                    FACE AMOUNT
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 4.2% OF NET ASSETS

COMMERCIAL PAPER - 4.2%
UBS Finance, Inc., 0.870%, 4/01/04                $  24,254,000   24,254,000
                                                                ------------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $24,254,000)                                    24,254,000
                                                                ------------

TOTAL INVESTMENTS - 100.2%
 (Identified Cost $464,899,677)@                                 581,320,420
 Liabilities, Less Cash and Other Assets--(0.2%)                  (1,382,500)
                                                                ------------

NET ASSETS - 100%                                               $579,937,920
                                                                ------------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $464,899,677 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $120,858,910 and $4,438,167, respectively, resulting in net unrealized appreciation of $116,420,743.




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES SMALL COMPANY GROWTH FUND

                                             SHARES     VALUE +
---------------------------------------------------------------

COMMON STOCKS - 99.9% OF NET ASSETS

BIOTECHNOLOGY - 6.1%
ARIAD Pharmaceuticals, Inc.*                 17,250 $   163,185
Connetics Corp.*                             20,550     455,593
Dendreon Corp.*                              17,875     237,738
Onyx Pharmaceuticals, Inc.*                   6,625     268,047
Salix Pharmaceuticals Ltd.*                   3,275      95,041
Telik, Inc.*                                  8,725     234,179
                                                    -----------
                                                      1,453,783
                                                    -----------
COMMERCIAL BANKS - 3.2%
East West Bancorp, Inc.                       4,625     259,000
UCBH Holdings, Inc.                          12,425     497,497
                                                    -----------
                                                        756,497
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES - 8.5%
Corporate Executive Board Co.                 2,825     132,775
CoStar Group, Inc.*                          12,550     462,969
DiamondCluster International, Inc., Class A* 44,175     427,614
Navigant Consulting, Inc.*                   15,200     307,496
Resources Connection, Inc.*                   6,050     266,920
Strayer Education, Inc.                       3,575     418,168
                                                    -----------
                                                      2,015,942
                                                    -----------
COMMUNICATIONS EQUIPMENT - 10.1%
Anaren, Inc.*                                18,950     299,031
AudioCodes Ltd.*                             25,450     295,220
F5 Networks, Inc.*                           11,700     396,045
Harmonic, Inc.*                              31,575     304,699
NMS Communications Corp.*                    29,450     210,862
Performance Technologies, Inc.*              30,775     519,789
SpectraLink Corp.                            20,925     356,353
                                                    -----------
                                                      2,381,999
                                                    -----------
COMPUTERS & PERIPHERALS - 1.4%
Mobility Electronics, Inc.*                  37,325     339,620
                                                    -----------
CONSUMER FINANCE - 1.7%
ACE Cash Express, Inc.*                      13,400     404,010
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
Marlin Business Services, Inc.*              15,400     259,182
National Financial Partners Corp.             7,150     230,588
                                                    -----------
                                                        489,770
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
Plexus Corp.*                                18,900     336,231
Zygo Corp.*                                  18,575     290,327
                                                    -----------
                                                        626,558
                                                    -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 4.6%
Epix Medical, Inc.*                          14,500     300,875
Kyphon, Inc.*                                15,000     358,650
Wright Medical Group, Inc.*                  14,200     435,940
                                                    -----------
                                                      1,095,465
                                                    -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                SHARES     VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

HEALTHCARE PROVIDERS & SERVICES - 6.6%
eResearch Technology, Inc.*                     16,725 $   469,136
HealthExtras, Inc.*                             41,950     481,586
Psychiatric Solutions, Inc.*                    20,425     382,969
United Surgical Partners International, Inc.*    6,900     234,186
                                                       -----------
                                                         1,567,877
                                                       -----------
HOTELS RESTAURANTS & LEISURE - 4.7%
Multimedia Games, Inc.*                         22,275     551,084
WMS Industries, Inc.*                           18,425     571,175
                                                       -----------
                                                         1,122,259
                                                       -----------
INTERNET SOFTWARE & SERVICES - 13.1%
Ask Jeeves, Inc.*                               16,625     594,011
Autobytel, Inc.*                                27,700     365,640
Bankrate, Inc.*                                 15,175     302,134
eCollege.com*                                   28,275     590,382
Marimba, Inc.*                                  23,000     135,470
SkillSoft Plc*                                  49,675     640,808
SonicWALL, Inc.*                                53,475     476,997
                                                       -----------
                                                         3,105,442
                                                       -----------
MEDIA - 1.3%
Harris Interactive, Inc.*                       36,175     304,955
                                                       -----------
OIL & GAS - 2.4%
Quicksilver Resources, Inc.*                    14,375     557,175
                                                       -----------
PHARMACEUTICALS - 2.8%
AtheroGenics, Inc.*                              8,850     202,400
Impax Laboratories, Inc.*                       20,500     458,585
                                                       -----------
                                                           660,985
                                                       -----------
ROAD & RAIL - 1.9%
Old Dominion Freight Line, Inc.*                13,062     440,189
                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.0%
FormFactor, Inc.*                               17,000     355,810
Microsemi Corp.*                                34,150     467,172
Mindspeed Technologies, Inc.*                   45,500     297,115
Sigmatel, Inc.*                                 12,775     286,799
Tessera Technologies, Inc.*                     14,125     258,487
                                                       -----------
                                                         1,665,383
                                                       -----------
SOFTWARE - 12.6%
Altiris, Inc.*                                  11,800     329,692
BakBone Software, Inc.*                         60,325     162,878
Concord Communications, Inc.*                   23,100     332,871
E.piphany, Inc.*                                39,650     286,273
Embarcadero Technologies, Inc.*                 36,500     468,660
InfoSpace, Inc.*                                14,300     555,841
RSA Security, Inc.*                             26,150     491,358
Secure Computing Corp.*                         22,300     364,605
                                                       -----------
                                                         2,992,178
                                                       -----------
SPECIALTY RETAIL - 7.2%
Finish Line, Inc., Class A*                     12,425     459,477
Select Comfort Corp.*                           18,375     506,966

                                                SHARES     VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

SPECIALTY RETAIL - CONTINUED
The Sports Authority, Inc.*                     10,475 $   419,838
Tractor Supply Co.*                              8,550     331,056
                                                       -----------
                                                         1,717,337
                                                       -----------

TOTAL COMMON STOCKS
 (Identified Cost $20,156,242)                          23,697,424
                                                       -----------

TOTAL INVESTMENTS - 99.9%
 (Identified Cost $20,156,242)@                         23,697,424
 Cash and Other Assets, Less Liabilities--0.1%              23,454
                                                       -----------

NET ASSETS - 100%                                      $23,720,878
                                                       -----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $20,156,242 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,190,536 and $649,354, respectively, resulting in net unrealized appreciation of $3,541,182.
 At September 30, 2003, the fund had a capital loss carryover of approximately $82,709,199 which expires between September 30, 2009 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.





                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES TAX-MANAGED EQUITY FUND

                                              SHARES  VALUE +
-------------------------------------------------------------

COMMON STOCKS - 97.5% OF NET ASSETS

AEROSPACE & DEFENSE - 2.1%
Northrop Grumman Corp.                           825 $ 81,197
                                                     --------
AUTOMOBILES - 2.2%
Harley-Davidson, Inc.                          1,625   86,677
                                                     --------
BEVERAGES - 5.6%
Anheuser-Busch Cos., Inc.                      1,125   57,375
Coca-Cola Enterprises, Inc.                    2,500   60,425
PepsiCo, Inc.                                  1,900  102,315
                                                     --------
                                                      220,115
                                                     --------
BIOTECHNOLOGY - 1.7%
Amgen, Inc.*                                   1,150   66,896
                                                     --------
BUILDING PRODUCTS - 1.6%
Masco Corp.                                    2,000   60,880
                                                     --------
CAPITAL MARKETS - 2.6%
Goldman Sachs Group, Inc.                        975  101,741
                                                     --------
CHEMICALS - 2.5%
Praxair, Inc.                                  2,675   99,296
                                                     --------
COMMERCIAL BANKS - 4.4%
National City Corp.                            1,625   57,818
Wells Fargo & Co.                              1,975  111,923
                                                     --------
                                                      169,741
                                                     --------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
ARAMARK Corp., Class B                         1,950   53,450
                                                     --------
COMMUNICATIONS EQUIPMENT - 6.1%
Cisco Systems, Inc.*                           4,325  101,724
Harris Corp.                                   1,625   78,666
Nokia Oyj ADR                                  2,925   59,319
                                                     --------
                                                      239,709
                                                     --------
COMPUTERS & PERIPHERALS - 1.4%
Dell, Inc.*                                    1,675   56,314
                                                     --------
CONTAINERS & PACKAGING - 1.1%
Smurfit-Stone Container Corp.*                 2,500   43,975
                                                     --------
DIVERSIFIED FINANCIAL SERVICES - 2.9%
Citigroup, Inc.                                2,150  111,155
                                                     --------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
CenturyTel, Inc.                               3,250   89,342
                                                     --------
ELECTRIC UTILITIES - 2.1%
Dominion Resources, Inc.                       1,300   83,590
                                                     --------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
Flextronics International Ltd.*                5,000   86,100
                                                     --------
ENERGY EQUIPMENT & SERVICES - 1.1%
GlobalSantaFe Corp.                            1,550   43,044
                                                     --------
HEALTHCARE EQUIPMENT & SUPPLIES - 3.1%
Guidant Corp.                                    900   57,033
Medtronic, Inc.                                1,325   63,269
                                                     --------
                                                      120,302
                                                     --------

                                                SHARES  VALUE +
---------------------------------------------------------------

COMMON STOCKS - CONTINUED

HEALTHCARE PROVIDERS & SERVICES - 3.0%
Cardinal Health, Inc.                              600 $ 41,340
Caremark Rx, Inc.*                               2,225   73,981
                                                       --------
                                                        115,321
                                                       --------
HOTELS RESTAURANTS & LEISURE - 3.5%
Brinker International, Inc.*                     1,450   54,998
Carnival Corp.                                   1,800   80,838
                                                       --------
                                                        135,836
                                                       --------
HOUSEHOLD DURABLES - 2.1%
Leggett & Platt, Inc.                            3,450   81,799
                                                       --------
INDUSTRIAL CONGLOMERATES - 3.9%
3M Co.                                             750   61,402
General Electric Co.                             2,975   90,797
                                                       --------
                                                        152,199
                                                       --------
INSURANCE - 5.4%
AFLAC, Inc.                                      2,725  109,381
American International Group, Inc.               1,425  101,674
                                                       --------
                                                        211,055
                                                       --------
IT SERVICES - 5.9%
Affiliated Computer Services, Inc., Class A*     1,450   75,255
First Data Corp.                                 2,225   93,806
SunGard Data Systems, Inc.*                      2,175   59,595
                                                       --------
                                                        228,656
                                                       --------
MACHINERY - 5.2%
Danaher Corp.                                      825   77,030
Dover Corp.                                      1,700   65,909
Illinois Tool Works, Inc.                          775   61,403
                                                       --------
                                                        204,342
                                                       --------
MEDIA - 2.1%
Viacom, Inc., Class B                            2,050   80,381
                                                       --------
MULTILINE RETAIL - 2.7%
Target Corp.                                     2,300  103,592
                                                       --------
OIL & GAS - 6.4%
ConocoPhillips                                   1,225   85,517
Devon Energy Corp.                               1,325   77,049
Exxon Mobil Corp.                                2,125   88,379
                                                       --------
                                                        250,945
                                                       --------
PAPER & FOREST PRODUCTS - 1.7%
International Paper Co.                          1,600   67,616
                                                       --------
PHARMACEUTICALS - 2.5%
Pfizer, Inc.                                     2,775   97,264
                                                       --------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Intel Corp.                                      2,000   54,400
Maxim Integrated Products, Inc.                  1,625   76,521
                                                       --------
                                                        130,921
                                                       --------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                SHARES    VALUE +
-----------------------------------------------------------------

COMMON STOCKS - CONTINUED

SOFTWARE - 1.4%
VERITAS Software Corp.*                          2,000 $   53,820
                                                       ----------
THRIFTS & MORTGAGE FINANCE - 1.9%
New York Community Bancorp, Inc.                 2,158     73,976
                                                       ----------

TOTAL COMMON STOCKS
 (Identified Cost $3,248,579)                           3,801,247
                                                       ----------

TOTAL INVESTMENTS - 97.5%
 (Identified Cost $3,248,579)@                          3,801,247
 Cash and Other Assets, Less Liabilities--2.5%             99,314
                                                       ----------

NET ASSETS - 100%                                      $3,900,561
                                                       ----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $3,248,579 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $579,442 and $26,774, respectively, resulting in net unrealized appreciation of $552,668.
 At September 30, 2003, the fund had a capital loss carryover of approximately $4,053,853 which expires between September 30, 2009 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.
ADR-American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES VALUE FUND

                                              SHARES    VALUE +
---------------------------------------------------------------

COMMON STOCKS - 99.3% OF NET ASSETS

AEROSPACE & DEFENSE - 5.1%
Honeywell International, Inc.                 23,000 $  778,550
Northrop Grumman Corp.                         9,300    915,306
Raytheon Co.                                  13,375    419,172
                                                     ----------
                                                      2,113,028
                                                     ----------
BEVERAGES - 0.9%
Anheuser-Busch Cos., Inc.                      6,950    354,450
                                                     ----------
BUILDING PRODUCTS - 1.7%
Masco Corp.                                   22,550    686,422
                                                     ----------
CAPITAL MARKETS - 6.0%
J.P. Morgan Chase & Co.                       26,250  1,101,187
Lehman Brothers Holdings, Inc.                 9,500    787,265
Mellon Financial Corp.                        18,975    593,728
                                                     ----------
                                                      2,482,180
                                                     ----------
CHEMICALS - 2.0%
Praxair, Inc.                                 22,400    831,488
                                                     ----------
COMMERCIAL BANKS - 9.7%
Bank of America Corp.                         11,000    890,780
Charter One Financial, Inc.                   12,400    438,464
PNC Financial Services Group                   7,700    426,734
SouthTrust Corp.                              12,000    397,920
SunTrust Banks, Inc.                           5,575    388,633
U.S. Bancorp                                  28,950    800,468
Wells Fargo & Co.                             10,900    617,703
                                                     ----------
                                                      3,960,702
                                                     ----------
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Waste Management, Inc.                        29,175    880,501
                                                     ----------
COMMUNICATIONS EQUIPMENT - 1.0%
Motorola, Inc.                                23,550    414,480
                                                     ----------
COMPUTERS & PERIPHERALS - 3.1%
Apple Computer, Inc.*                         17,575    475,404
Hewlett-Packard Co.                           34,175    780,557
                                                     ----------
                                                      1,255,961
                                                     ----------
CONSUMER FINANCE - 2.1%
American Express Co.                          16,375    849,044
                                                     ----------
DIVERSIFIED FINANCIAL SERVICES - 3.0%
Citigroup, Inc.                               23,700  1,225,290
                                                     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 7.6%
BellSouth Corp.                               22,475    622,333
CenturyTel, Inc.                              29,975    824,013
Citizens Communications Co.*                  50,800    657,352
Qwest Communications International, Inc.*     85,475    368,397
SBC Communications, Inc.                      25,625    628,837
                                                     ----------
                                                      3,100,932
                                                     ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                           SHARES    VALUE +
------------------------------------------------------------

COMMON STOCKS - CONTINUED

ELECTRIC UTILITIES - 3.8%
Exelon Corp.                               11,500 $  792,005
FirstEnergy Corp.                          20,100    785,508
                                                  ----------
                                                   1,577,513
                                                  ----------
ENERGY EQUIPMENT & SERVICES - 2.4%
GlobalSantaFe Corp.                        16,825    467,230
Halliburton Co.                            17,050    518,150
                                                  ----------
                                                     985,380
                                                  ----------
HEALTHCARE EQUIPMENT & SUPPLIES - 1.5%
Baxter International, Inc.                 20,100    620,889
                                                  ----------
HEALTHCARE PROVIDERS & SERVICES - 4.3%
McKesson Corp.                             19,000    571,710
Quest Diagnostics, Inc.                     5,100    422,433
Universal Health Services, Inc. Class B    16,950    780,886
                                                  ----------
                                                   1,775,029
                                                  ----------
HOTELS RESTAURANTS & LEISURE - 2.2%
McDonald's Corp.                           31,500    899,955
                                                  ----------
INDUSTRIAL CONGLOMERATES - 2.0%
Tyco International Ltd.                    28,625    820,106
                                                  ----------
INSURANCE - 3.1%
Allstate Corp.                             19,500    886,470
XL Capital Ltd., Class A                    5,300    403,012
                                                  ----------
                                                   1,289,482
                                                  ----------
IT SERVICES - 4.2%
Accenture Ltd., Class A*                   13,675    339,140
DST Systems, Inc.*                          9,925    450,099
First Data Corp.                            9,925    418,438
SunGard Data Systems, Inc.*                18,375    503,475
                                                  ----------
                                                   1,711,152
                                                  ----------
LEISURE EQUIPMENT & PRODUCTS - 1.6%
Hasbro, Inc.                               29,650    644,888
                                                  ----------
MEDIA - 7.3%
Knight-Ridder, Inc.                         4,575    335,119
McGraw-Hill Cos., Inc.                      4,275    325,499
News Corp. Ltd. ADR*                       19,050    604,075
The DIRECTV Group, Inc.*                   30,000    461,400
Time Warner, Inc.*                         37,475    631,828
Tribune Co.                                12,575    634,283
                                                  ----------
                                                   2,992,204
                                                  ----------
MULTI-UTILITIES & UNREGULATED POWER - 1.3%
Constellation Energy Group, Inc.           12,950    517,353
                                                  ----------
MULTILINE RETAIL - 1.6%
J.C. Penney Co., Inc. (Holding Co.)        18,725    651,255
                                                  ----------
OIL & GAS - 7.7%
BP Plc ADR                                 20,125  1,030,400
ChevronTexaco Corp.                         5,175    454,262
ConocoPhillips                              6,600    460,746
Exxon Mobil Corp.                          29,400  1,222,746
                                                  ----------
                                                   3,168,154
                                                  ----------

                                                     SHARES     VALUE +
-----------------------------------------------------------------------

COMMON STOCKS - CONTINUED

PAPER & FOREST PRODUCTS - 1.0%
International Paper Co.                               9,700 $   409,922
                                                            -----------
PHARMACEUTICALS - 3.0%
Abbott Laboratories                                  11,300     464,430
Pfizer, Inc.                                         21,825     764,966
                                                            -----------
                                                              1,229,396
                                                            -----------
PROPERTY & CASUALTY INSURANCE - 2.3%
Berkshire Hathaway, Inc., Class B*                      304     945,747
                                                            -----------
REAL ESTATE - 1.7%
Simon Property Group, Inc.                           12,100     707,124
                                                            -----------
SPECIALTY RETAIL - 2.0%
Gap, Inc.                                            18,000     394,560
TJX Companies, Inc.                                  17,875     439,010
                                                            -----------
                                                                833,570
                                                            -----------
TOBACCO - 2.0%
Altria Group, Inc.                                   15,075     820,834
                                                            -----------

TOTAL COMMON STOCKS
 (Identified Cost $34,110,519)                               40,754,431
                                                            -----------

                                                FACE AMOUNT
-----------------------------------------------------------------------

SHORT-TERM INVESTMENT - 0.7% OF NET ASSETS

COMMERCIAL PAPER - 0.7%
UBS Finance, Inc., 0.870%, 4/01/04                 $293,000     293,000
                                                            -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $293,000)                                     293,000
                                                            -----------

TOTAL INVESTMENTS - 100.0%
 (Identified Cost $34,403,519)@                              41,047,431
 Cash and Other Assets, Less Liabilities--0.0%                      396
                                                            -----------

NET ASSETS - 100%                                           $41,047,827
                                                            -----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $34,403,519 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,831,728 and $187,816, respectively, resulting in net unrealized appreciation of $6,643,912.
 At September 30, 2003, the fund had a capital loss carryover of approximately $3,179,432 which expires between September 30, 2010 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.
ADR-American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES WORLDWIDE FUND

                                                        FACE AMOUNT  VALUE +
----------------------------------------------------------------------------

BONDS AND NOTES - 39.1% OF NET ASSETS

NON-CONVERTIBLE BONDS - 38.1%

AUSTRALIA - 0.8%
Queensland Treasury Corp., 8.000%, 9/14/07          AUD     100,000 $ 82,609
South Australia Government Finance Authority,
 Zero Coupon Bond, 12/21/15                                 120,000   46,925
                                                                    --------
                                                                     129,534
                                                                    --------
AUSTRIA - 0.0%
Republic of Austria, 6.000%, 2/14/07                HUF   2,000,000    9,246
                                                                    --------
BELGIUM - 0.6%
Kingdom of Belgium, 3.750%, 3/28/09                 EUR      15,000   18,981
Kingdom of Belgium, 4.250%, 9/28/13                          65,000   81,813
                                                                    --------
                                                                     100,794
                                                                    --------
BRAZIL - 0.7%
Republic of Brazil, 8.250%, 1/20/34                 USD     135,000  114,750
                                                                    --------
CANADA - 1.2%
Alcan, Inc., 5.500%, 5/02/06                        EUR      25,000   32,476
Canadian Government, 0.700%, 3/20/06                JPY   4,000,000   38,700
Canadian Pacific Railway Ltd., 4.900%, 6/15/10 144A CAD      25,000   19,412
Methanex Corp., 7.750%, 8/15/05                     USD      15,000   15,825
Province of British Columbia, 6.000%, 6/09/08       CAD      35,000   29,349
Province of Ontario, 5.900%, 3/08/06                         15,000   12,167
Shaw Comunications, Inc., 7.500%, 11/20/13                   70,000   56,779
                                                                    --------
                                                                     204,708
                                                                    --------
CAYMAN ISLAND - 0.5%
Arcel Finance Ltd., 7.048%, 9/01/11 144A            USD      15,000   15,900
Vale Overseas Ltd., 8.250%, 1/17/34                          75,000   68,625
                                                                    --------
                                                                      84,525
                                                                    --------
CHILE - 0.3%
Empresa Nacional de Electricidad SA, Series B,
 8.500%, 4/1/2009                                            50,000   57,063
                                                                    --------
COLOMBIA - 0.1%
Republic of Colombia, 8.125%, 5/21/24                        25,000   23,687
                                                                    --------
DENMARK - 0.2%
Kingdom of Denmark, 5.000%, 8/15/05                 DKK     225,000   38,566
                                                                    --------
ECUADOR - 0.1%
Republic of Ecuador, 7.000%, 8/15/30 144A           USD      25,000   22,125
                                                                    --------
GERMANY - 1.8%
Eurohypo AG - Europaeische Hypothekenbank der
 Deutschen Bank, 4.000%, 2/01/07                    EUR     150,000  191,620
Kreditanstalt Wiederauf, 5.250%, 1/04/10                     80,000  108,225
                                                                    --------
                                                                     299,845
                                                                    --------
IRELAND - 0.4%
Republic of Ireland, 4.600%, 4/18/16                         50,000   63,800
                                                                    --------
ITALY - 3.3%
Republic of Italy, 0.375%, 10/10/06                 JPY  24,000,000  230,204
Republic of Italy, 4.500%, 3/01/07                  EUR     210,000  272,341
Republic of Italy, 5.000%, 12/15/04                 JPY   6,000,000   59,497
                                                                    --------
                                                                     562,042
                                                                    --------

                                                          FACE AMOUNT  VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MEXICO - 0.9%
Innova S de RL, 9.375%, 9/19/13                       USD      25,000 $ 27,125
Petroleos Mexicanos, 8.625%, 12/01/23 144A                    115,000  132,250
                                                                      --------
                                                                       159,375
                                                                      --------
NETHERLANDS - 1.2%
GMAC International Finance BV, 8.000%, 3/14/07        NZD      55,000   37,261
Olivetti Finance NV, 6.875%, 1/24/13                  EUR      10,000   14,177
Repsol International Finance BV, 5.750%, 12/04/06             100,000  131,908
Telefonica Europe BV, 5.125%, 2/14/13                 EUR      10,000   12,878
                                                                      --------
                                                                       196,224
                                                                      --------
NORWAY - 0.4%
Kingdom of Norway, 6.750%, 1/15/07                    NOK     380,000   61,219
                                                                      --------
PERU - 0.3%
Republic of Peru, 4.500%, 3/07/17 (step to 5.000% on
 3/07/05)#                                            USD      50,000   43,500
                                                                      --------
SINGAPORE - 0.7%
Flextronics International Ltd., 9.750%, 7/01/10       EUR      10,000   13,598
Goverment of Singapore, 2.250%, 7/01/13               SGD     150,000   83,760
Singapore Telecommunications Ltd., 6.000%, 11/21/11   EUR      10,000   13,699
                                                                      --------
                                                                       111,057
                                                                      --------
SOUTH AFRICA - 0.4%
Republic of South Africa, 5.250%, 5/16/13                      50,000   61,272
                                                                      --------
SUPRANATIONAL - 0.5%
Corporacion Andina De Fomento, 6.875%, 3/15/12        USD      10,000   11,480
International Bank for Reconstruction & Development,
 4.750%, 12/20/2004                                   JPY   7,000,000   69,326
                                                                      --------
                                                                        80,806
                                                                      --------
SWEDEN - 0.6%
Government of Sweden, 5.250%, 3/15/11                 SEK     495,000   71,083
Stena AB, 7.500%, 11/01/13                            USD      25,000   26,125
                                                                      --------
                                                                        97,208
                                                                      --------
UNITED KINGDOM - 0.4%
National Grid Group Finance Plc, 6.125%, 8/23/11      EUR      10,000   13,676
United Kingdom Treasury, 6.250%, 11/25/10             GBP      10,000   20,085
WPP Group Plc, 6.000%, 6/18/08                        EUR      20,000   26,902
                                                                      --------
                                                                        60,663
                                                                      --------
UNITED STATES - 22.7%
American Standard, Inc., 8.250%, 6/01/09              GBP      10,000   19,820
Arrow Electronics, Inc., 6.875%, 7/01/13              USD      75,000   81,478
ASIF Global Financing XXVII, 2.380%, 2/26/09 144A     SGD     100,000   59,306
AT&T Corp., 6.750%, 11/21/06                          EUR      10,000   13,360
Atlas Air Worldwide Holdings, Inc., 7.200%, 1/02/19++ USD      88,733   83,248
Bausch & Lomb, Inc., 7.125%, 8/01/28                           95,000  100,071
Borden, Inc., 7.875%, 2/15/23                                 150,000  142,500
Bowater, Inc., 6.500%, 6/15/13                                 25,000   24,469
Charter Communications Holdings LLC,
 10.000%, 5/15/11                                             200,000  166,000

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                         FACE AMOUNT    VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

UNITED STATES - CONTINUED
Chesapeake Energy Corp., 6.875%, 1/15/16 144A        USD      55,000 $   57,750
Chesapeake Energy Corp., 7.750%, 1/15/15                      50,000     55,375
CITGO Petroleum Corp., 11.375%, 2/01/11                       25,000     29,188
Columbia/HCA Healthcare Corp., 7.050%, 12/01/27               50,000     50,108
Columbia/HCA Healthcare Corp., 7.190%, 11/15/15               50,000     55,096
Continental Airlines, Inc., Series 1998-1A,
 6.648%, 9/15/17                                              42,587     41,667
Continental Airlines, Inc., Series 2000-2,
 7.487%, 4/02/12                                              75,000     76,481
Corning Glass, 8.875%, 3/15/16                                25,000     29,559
Cummins Engine Co., Inc., 7.125%, 3/01/28                    110,000    108,900
Dana Corp., 9.000%, 8/15/11                                   25,000     35,734
Dillard's, Inc., 6.625%, 1/15/18                              50,000     49,125
Dillard's, Inc., 7.000%, 12/01/28                             50,000     47,000
ESI Tractebel Acquisition Corp., Series B,
 7.990%, 12/30/11                                             23,000     23,805
Federal Home Loan Mortgage Corp., 5.125%, 1/15/12    EUR     200,000    265,558
Federal National Mortgage Association,
 2.290%, 2/19/09                                     SGD     100,000     59,512
Federal National Mortgage Association,
 2.375%, 2/15/07                                     USD     100,000    100,459
Ford Motor Credit Co., 7.250%, 2/22/05               GBP      15,000     27,999
Fort James Corp., 4.750%, 6/29/04                    EUR      50,000     61,530
Freeport McMoran Resources, Inc., 7.000%, 2/15/08    USD      50,000     52,500
General Motors Acceptance Corp., 7.000%, 12/07/05    GBP      10,000     18,812
Georgia-Pacific Group, 7.375%, 12/01/25              USD      50,000     49,500
Georgia-Pacific Group, 7.750%, 11/15/29                       35,000     35,525
Gruma SA de CV, 7.625%, 10/15/07                              30,000     33,225
Hasbro, Inc., 6.600%, 7/15/28                                 50,000     51,375
IMC Global, Inc., 7.375%, 8/01/18                            100,000    106,500
J.C. Penney Co., Inc., 7.125%, 11/15/23                       25,000     28,250
KfW International Finance, Inc., 1.000%, 12/20/04    JPY   8,000,000     77,182
Lear Corp., 8.125%, 4/01/08                          EUR      50,000     70,144
Lucent Technologies, Inc., 5.500%, 11/15/08          USD     105,000    101,587
Morgan Stanley, 5.375%, 11/14/13                     GBP      20,000     36,314
Motorola, Inc., 8.000%, 11/01/11                     USD      75,000     89,615
National Rural Utilities Cooperative Finance Corp.,
 4.125%, 2/24/2006                                   EUR      25,000     31,536
News America Holdings, Inc., 8.625%, 2/07/14         AUD      50,000     40,644
Pioneer Natural Resources Co., 7.200%, 1/15/28       USD     175,000    199,213
Qwest Corp., 6.875%, 9/15/33                                  30,000     26,550
Sprint Capital Corp., 6.875%, 11/15/28                        25,000     25,962
Teck Cominco Ltd., 7.000%, 9/15/12                            15,000     17,058
Trico Marine Services, Inc., 8.875%, 5/15/12                 100,000     52,000
U.S. Treasury Notes, 1.625%, 2/28/06                         375,000    375,586
US West Capital Funding, Inc., 6.875%, 7/15/28               200,000    155,000
Williams Cos., Inc., 7.500%, 1/15/31                         100,000     96,500
Woolworth Corp., 8.500%, 1/15/22                             150,000    168,187
Xerox Corp., 7.200%, 4/01/16                                  20,000     20,800
                                                                     ----------
                                                                      3,824,663
                                                                     ----------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $5,575,311)                                         6,406,672
                                                                     ----------

                                                       FACE AMOUNT    VALUE +
-----------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

CONVERTIBLE BONDS - 1.0%

CANADA - 0.1%
Nortel Networks Corp., 4.250%, 9/01/08             USD      15,000 $   15,244
                                                                   ----------

UNITED STATES - 0.9%
Builders Transportation, Inc., 8.000%, 8/15/05^**           95,000         10
Corning, Inc., 3.500%, 11/01/08                             50,000     64,062
Human Genome Sciences, Inc., 3.750%, 3/15/07                25,000     24,156
Loews Corp., 3.125%, 9/15/07                                70,000     69,125
                                                                   ----------
                                                                      157,353
                                                                   ----------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $219,892)                                           172,597
                                                                   ----------

TOTAL BONDS AND NOTES
 (Identified Cost $5,795,203)                                       6,579,269
                                                                   ----------

                                                            SHARES
-----------------------------------------------------------------------------

COMMON STOCKS - 55.4% OF NET ASSETS

AUSTRALIA - 1.7%
AMP Ltd.                                                    16,800     72,438
BHP Steel Ltd.                                              15,640     75,453
Minara Resources Ltd.*                                      32,691     72,244
Newcrest Mining Ltd.                                         6,500     63,689
                                                                   ----------
                                                                      283,824
                                                                   ----------
AUSTRIA - 1.5%
Erste Bank der oesterreichischen Sparkassen AG                 900    135,016
Wienerberger AG                                              3,300    109,740
                                                                   ----------
                                                                      244,756
                                                                   ----------
BELGIUM - 0.6%
Umicore                                                      1,775    108,459
                                                                   ----------
BERMUDA - 1.0%
Golar LNG Ltd.*                                              4,400     66,818
Noble Group Ltd.                                            17,000     48,324
Ocean Grand Holdings Ltd.                                  160,000     56,357
                                                                   ----------
                                                                      171,499
                                                                   ----------
BRAZIL - 0.7%
Embraer-Empresa Brasileria de Aeronautica SA ADR             3,457    110,970
                                                                   ----------
CANADA - 1.6%
Angiotech Pharmaceuticals, Inc.*                             2,888     70,420
Anooraq Resources Corp.*                                    23,800     62,567
NOVA Chemicals Corp.                                         2,093     52,502
PetroKazakhstan, Inc., Class A*                              2,830     79,573
                                                                   ----------
                                                                      265,062
                                                                   ----------
CHINA - 0.2%
China Shipping Development Co. Ltd., Class H                60,000     41,155
                                                                   ----------
FINLAND - 0.9%
Nokia Oyj ADR                                                7,875    159,705
                                                                   ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                           SHARES    VALUE +
------------------------------------------------------------

COMMON STOCKS - CONTINUED

FRANCE - 0.7%
Axa                                         3,900 $   81,822
Total Fina SA, Class B                        200     36,850
                                                  ----------
                                                     118,672
                                                  ----------
GERMANY - 1.6%
Bayerische Motoren Werke (BMW) AG           1,800     73,323
Hochtief AG                                 2,300     64,768
MAN AG                                      1,600     57,231
SAP AG                                        500     79,413
                                                  ----------
                                                     274,735
                                                  ----------
HONG KONG - 2.0%
Esprit Holdings Ltd.                       21,000     87,762
Giordano International Ltd.               106,000     66,255
Kerry Properties Ltd.                      41,500     67,327
Norstar Founders Group Ltd.*              144,000     50,778
Shanghai Industrial Holdings Ltd.          27,000     60,087
                                                  ----------
                                                     332,209
                                                  ----------
INDIA - 0.6%
State Bank of India GDR                     2,470     96,330
                                                  ----------
IRELAND - 0.5%
Anglo Irish Bank Corp. Plc                  4,921     78,800
                                                  ----------
ISRAEL - 0.9%
Taro Pharmaceutical Industries Ltd.*        1,550     89,884
Teva Pharmaceutical Industries Ltd. ADR       875     55,484
                                                  ----------
                                                     145,368
                                                  ----------
ITALY - 0.3%
Mediaset Spa                                5,100     56,702
                                                  ----------
JAPAN - 7.5%
CHUGAI PHARMACEUTICAL Co. Ltd.              4,000     63,669
DIAMOND CITY Co. Ltd.                       2,300     77,716
GOLDCREST Co. Ltd.                            880     54,925
Ichiyoshi Securitiess Co. Ltd.             11,000     77,087
Isetan Co. Ltd.                             5,400     82,097
JAFCO Co. Ltd.                                700     68,397
JGC Corp.                                   6,000     66,131
KAPPA CREATE Co. Ltd.                         500     57,131
NITTO DENKO Corp.                             900     49,461
NTT DoCoMo, Inc.                               31     68,645
OTSUKA KAGU Ltd.                            1,400     53,355
Resona Holdings, Inc.*                     43,000     71,894
SAMMY Corp.                                 2,300     88,523
SFCG Co. Ltd.                                 400     80,580
Sumitomo Metal Industries Ltd.             57,000     76,037
Sumitomo Realty & Development Co. Ltd.      4,000     51,929
TDK Corp. ADR                                 725     54,933
Tokyo Electron Ltd.                         1,100     73,470
XEBIO Co. Ltd.                                900     25,901
YAMADA DENKI Co. Ltd.                         600     23,442
                                                  ----------
                                                   1,265,323
                                                  ----------

                                                   SHARES  VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

MEXICO - 0.6%
Fomento Economico Mexicano SA de CV ADR             2,175 $107,162
                                                          --------
NETHERLANDS - 0.2%
Aegon NV                                            2,600   33,407
                                                          --------
RUSSIA - 0.6%
Gazprom ADR                                         2,550   96,390
                                                          --------
SINGAPORE - 0.9%
Flextronics International Ltd.*                     5,000   86,100
Keppel Corp. Ltd.                                  16,000   69,738
                                                          --------
                                                           155,838
                                                          --------
SOUTH KOREA - 0.7%
Daewoo Shipbuilding & Marin Engineering Co. Ltd.    5,320   56,691
Samsung Electronics                                   130   65,086
                                                          --------
                                                           121,777
                                                          --------
SWEDEN - 0.9%
Atlas Copco AB, Class A                             1,100   39,186
SKF AB, Class B                                     1,100   39,949
Telefonaktiebolaget LM Ericsson ADR*                2,475   68,681
                                                          --------
                                                           147,816
                                                          --------
SWITZERLAND - 2.4%
Basilea Pharmaceutica AG*                             100    7,642
Credit Suisse Group*                                3,150  109,460
Roche Holding AG                                    1,000   97,917
Straumann AG                                          600  103,961
Synthes-Stratec, Inc.                                  75   77,037
                                                          --------
                                                           396,017
                                                          --------
TAIWAN - 0.8%
Advanced Semiconductor Engineering, Inc.*          84,700   90,354
United Microelectronics Corp. ADR*                  9,575   49,790
                                                          --------
                                                           140,144
                                                          --------
UNITED KINGDOM - 2.9%
Barclays Plc                                        3,800   33,639
BHP Billiton Plc                                    9,365   85,790
Colt Telecom Group Plc*                            19,800   33,965
CSR Plc*                                            2,600   11,361
Exel Plc                                            6,000   77,997
Smith & Nephew Plc                                  9,600   94,956
Standard Chartered Plc                              4,200   70,701
Vodafone Group Plc                                 31,400   74,573
                                                          --------
                                                           482,982
                                                          --------
UNITED STATES - 23.1%
Affiliated Computer Services, Inc., Class A*        1,750   90,825
AFLAC, Inc.                                         3,000  120,420
American International Group, Inc.                  1,500  107,025
Amgen, Inc.*                                        1,500   87,255
Anheuser-Busch Cos., Inc.                           2,000  102,000
Brinker International, Inc.*                        2,000   75,860
Cardinal Health, Inc.                                 750   51,675
Caremark Rx, Inc.*                                  2,500   83,125

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                     SHARES    VALUE +
----------------------------------------------------------------------

COMMON STOCKS - CONTINUED

UNITED STATES - CONTINUED
Carnival Corp.                                        2,250 $  101,047
CenturyTel, Inc.                                      4,500    123,705
Cisco Systems, Inc.*                                  3,500     82,320
Citigroup, Inc.                                       1,750     90,475
Coca-Cola Enterprises, Inc.                           2,750     66,468
ConocoPhillips                                        1,250     87,262
Danaher Corp.                                         1,000     93,370
Dell, Inc.*                                           2,000     67,240
Devon Energy Corp.                                    1,800    104,670
Dominion Resources, Inc.                                750     48,225
Dover Corp.                                           2,000     77,540
Exxon Mobil Corp.                                     2,500    103,975
First Data Corp.                                      2,750    115,940
General Electric Co.                                  2,500     76,300
GlobalSantaFe Corp.                                   2,750     76,368
Goldman Sachs Group, Inc.                             1,200    125,220
Guidant Corp.                                           900     57,033
Harley-Davidson, Inc.                                 1,500     80,010
Harris Corp.                                          2,000     96,820
Illinois Tool Works, Inc.                             1,000     79,230
International Paper Co.                               2,000     84,520
Leggett & Platt, Inc.                                 3,250     77,058
Masco Corp.                                           2,000     60,880
Maxim Integrated Products, Inc.                       1,750     82,408
Medtronic, Inc.                                       1,800     85,950
National City Corp.                                   3,000    106,740
New York Community Bancorp, Inc.                      2,133     73,119
Northrop Grumman Corp.                                1,000     98,420
PepsiCo, Inc.                                         2,250    121,162
Pfizer, Inc.                                          2,500     87,625
Praxair, Inc.                                         2,500     92,800
Smurfit-Stone Container Corp.*                        4,000     70,360
SunGard Data Systems, Inc.*                           2,200     60,280
Target Corp.                                          1,500     67,560
VERITAS Software Corp.*                               2,000     53,820
Viacom, Inc., Class B                                 2,250     88,222
Wells Fargo & Co.                                     2,000    113,340
                                                            ----------
                                                             3,895,667
                                                            ----------

TOTAL COMMON STOCKS
 (Identified Cost $7,882,225)                                9,330,769
                                                            ----------

CONVERTIBLE PREFERRED STOCKS - 0.7% OF NET ASSETS

PHILIPPINES - 0.7%
Philippine Long Distance Telephone Co., $3.50 GDS     2,500    115,000
                                                            ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $91,812)                                     115,000
                                                            ----------

                                                  SHARES     VALUE +
--------------------------------------------------------------------

WARRANTS - 0.0% OF NET ASSETS

CANADA - 0.0%
Anooraq Resources Corp., expiring 6/01/05         11,900 $         0
                                                         -----------

TOTAL WARRANTS
 (Identified Cost $0)                                              0
                                                         -----------

TOTAL INVESTMENTS - 95.2%
 (Identified Cost $13,769,240)@                           16,025,038
 Cash and Other Assets, Less Liabilities--4.8%               801,588
                                                         -----------

NET ASSETS - 100%                                        $16,826,626
                                                         -----------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR/GDS/GDR--AnAmerican Depositary Receipt (ADR) or Global Depositary Shares
               (GDS) or Global Depositary Receipt (GDR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's or GDS's or GDR's are significantly influenced by trading on exchanges not located in the United States.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
^  Non-income producing security due to default or backruptcy filing.
++ Issuer in backruptcy filing.
** Security valued at fair value as determined in good faith under the direction of the Board of Trustees.
*  Non-income producing security.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $13,777,920 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,502,351 and $255,233, respectively, resulting in net unrealized appreciation of $2,247,118.
   At September 30, 2003, the fund had a capital loss carryover of approximately $2,482,954 which expires between September 30, 2009 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.
   Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; DKK:
   Danish Krone; EUR: Euro; HUF: Hungarian Forint; GBP: Great British Pound;
   JPY: Japanese Yen; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD:
   Singapore Dollar; SEK: Swedish Krona; USD: United States Dollar.

       Industry Holdings at March 31, 2004 as a Percentage of Net Assets

Sovereigns                           6.9%
Oil & Gas                            4.2
Consumer Finance                     3.9
Containers & Packaging               3.4
Metals & Mining                      3.2
Specialty Retail                     3.1
Diversified Financial Services       3.0
Government Agencies                  2.5
Beverages                            2.4
Communications Equipment             2.4
Treasuries                           2.2
Wireless Telecommunication Services  2.2
Insurance                            2.0
Other                               53.8



                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2004 (UNAUDITED)

                                                          AGGRESSIVE          MID CAP
                                                          GROWTH FUND       GROWTH FUND
-------------------------------------------------------------------------------------------
ASSETS
Investments at value                                    $   51,896,597    $    8,547,706
Cash                                                           389,339           119,543
Receivable for:
 Fund shares sold                                               34,993                --
 Securities sold                                             1,200,698           191,472
 Dividends and interest                                          2,334               381
 Foreign tax reclaim                                                --                --
Due from the adviser                                            11,850            10,548
                                                        --------------    --------------
                                                            53,535,811         8,869,650
                                                        --------------    --------------

LIABILITIES
Payable for:
 Securities purchased                                        1,378,163           233,833
 Fund Shares redeemed                                           16,299                --
 Foreign taxes                                                      --                --
Accrued expenses:
 Management fees                                                32,421             5,338
 Deferred Trustees' fees                                         2,549             2,072
 Transfer agent fees and expenses                                5,703             1,291
 Accounting and administrative fees                              7,495             1,115
 12b-1 fees                                                        181                --
 Other                                                          20,321             6,355
                                                        --------------    --------------
                                                             1,463,132           250,004
                                                        --------------    --------------
NET ASSETS                                              $   52,072,679    $    8,619,646
                                                        --------------    --------------
Net Assets consist of:
 Capital paid in                                        $  155,570,575    $   12,379,271
 Undistributed net investment income (loss)                   (307,069)          (36,356)
 Accumulated net realized gain (loss)                     (111,537,618)       (5,169,770)
 Unrealized appreciation (depreciation) on:
   Investments                                               8,346,791         1,446,501
   Foreign currency translations                                    --                --
                                                        --------------    --------------
NET ASSETS                                              $   52,072,679    $    8,619,646
                                                        --------------    --------------

INSTITUTIONAL CLASS
Net assets                                              $   25,678,984    $    8,619,646
Shares of beneficial interest outstanding, no par value      1,667,737         1,255,911
Net asset value and redemption price                    $        15.40    $         6.86
RETAIL CLASS
Net assets                                              $   26,393,695                --
Shares of beneficial interest outstanding, no par value      1,745,639                --
Net asset value and redemption price                    $        15.12                --
ADMIN CLASS
Net assets                                                          --                --
Shares of beneficial interest outstanding, no par value             --                --
Net asset value and redemption price                                --                --
Identified cost of investments                          $   43,549,806    $    7,101,205


                See accompanying notes to financial statements.

   SMALL CAP      SMALL CAP     SMALL COMPANY    TAX-MANAGED
  GROWTH FUND     VALUE FUND     GROWTH FUND     EQUITY FUND     VALUE FUND    WORLDWIDE FUND
----------------------------------------------------------------------------------------------
$   39,234,939  $  581,320,420 $   23,697,424  $    3,801,247  $   41,047,431  $   16,025,038
       424,172           1,399        459,421         101,133             189         738,179
         2,357       1,704,029             --              --             874             171
       682,938       5,351,093        199,770              --              --          60,194
           566         520,936            497           2,794          40,252         120,079
            --              --             --              --              --             946
        14,456          25,650         12,334          10,215           2,828          11,310
----------------------------------------------------------------------------------------------
    40,359,428     588,923,527     24,369,446       3,915,389      41,091,574      16,955,917
----------------------------------------------------------------------------------------------

       983,932       7,742,607        620,625              --              --         100,591
        14,768         690,626             --              --              --              --
            --           1,365             --             167             332           1,783
        24,735         363,353         15,015           1,601          17,303          10,310
         2,520           7,642          2,240           2,017           2,395           2,134
         2,074          21,841          1,352           1,807           2,587           1,525
         7,947          71,834          3,804             924           5,852           1,856
           106           1,991             --              --              --              --
        16,472          84,348          5,532           8,312          15,278          11,092
----------------------------------------------------------------------------------------------
     1,052,554       8,985,607        648,568          14,828          43,747         129,291
----------------------------------------------------------------------------------------------
$   39,306,874  $  579,937,920 $   23,720,878  $    3,900,561  $   41,047,827  $   16,826,626
----------------------------------------------------------------------------------------------
$  244,634,261  $  428,018,437 $  100,599,490  $    7,527,196  $   37,052,327  $   16,439,701
      (285,068)        229,634       (103,844)          7,582         260,949         176,093
  (209,421,315)     35,269,106    (80,315,950)     (4,186,885)     (2,909,361)     (2,045,618)
     4,378,996     116,420,743      3,541,182         552,668       6,643,912       2,255,798
            --              --             --              --              --             652
----------------------------------------------------------------------------------------------
$   39,306,874  $  579,937,920 $   23,720,878  $    3,900,561  $   41,047,827  $   16,826,626
----------------------------------------------------------------------------------------------

$   23,839,829  $  342,875,931 $   23,720,878  $    3,900,561  $   41,047,827  $   16,826,626
     2,519,949      13,634,289      2,729,171         454,564       2,629,425       1,640,781
$         9.46  $        25.15 $         8.69  $         8.58  $        15.61  $        10.26
$   15,467,045  $  182,145,827             --              --              --              --
     1,665,571       7,270,447             --              --              --              --
$         9.29  $        25.05             --              --              --              --
            --  $   54,916,162             --              --              --              --
            --       2,205,806             --              --              --              --
            --  $        24.90             --              --              --              --
$   34,855,943  $  464,899,677 $   20,156,242  $    3,248,579  $   34,403,519  $   13,769,240


                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

                                                            AGGRESSIVE       MID CAP        SMALL CAP
                                                            GROWTH FUND    GROWTH FUND     GROWTH FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends*                                                 $     16,262   $      2,458    $     11,026
Interest                                                          3,573             95           8,307
                                                           ------------   ------------    ------------
Total Income                                                     19,835          2,553          19,333
                                                           ------------   ------------    ------------

EXPENSES
Management fees                                                 214,637         31,472         200,076
12b-1 fees (Retail Class)                                        39,579             --          36,490
12b-1 fees (Admin Class)                                             --             --              --
Shareholder service fees (Admin Class)                               --             --              --
Trustees' fees and expenses                                       4,026          2,725           3,963
Accounting and administrative fees                               18,779          2,754          17,504
Custodian                                                        23,817         17,361          25,380
Transfer agent fees and expenses                                 23,582          6,793          19,595
Audit and tax services                                           14,845         11,568          16,815
Registration                                                     15,278         10,786          24,282
Shareholder reporting                                             5,313          3,694           6,552
Legal                                                             1,424            162           1,092
Miscellaneous                                                     6,184          1,656           5,960
                                                           ------------   ------------    ------------
Total expenses                                                  367,464         88,971         357,709
Less expenses waived and reimbursed
  by the investment adviser                                     (41,702)       (51,204)        (54,450)
                                                           ------------   ------------    ------------
Net expenses                                                    325,762         37,767         303,259
                                                           ------------   ------------    ------------
Net investment income (loss)                                   (305,927)       (35,214)       (283,926)
                                                           ------------   ------------    ------------

NET REALIZED GAIN (LOSS) ON:
Investments                                                   8,293,683        983,699      12,791,290
Foreign currency transactions                                        --             --              --
                                                           ------------   ------------    ------------
Total net realized gain (loss)                                8,293,683        983,699      12,791,290
                                                           ------------   ------------    ------------

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                  (1,416,048)        11,135      (6,998,062)
Foreign currency translations                                        --             --              --
                                                           ------------   ------------    ------------
Total net change in unrealized appreciation (depreciation)   (1,416,048)        11,135      (6,998,062)
                                                           ------------   ------------    ------------
Total net realized gain (loss) and change in
  unrealized appreciation (depreciation)                      6,877,635        994,834       5,793,228
                                                           ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $  6,571,708   $    959,620    $  5,509,302
                                                           ------------   ------------    ------------

*Net of foreign withholding taxes of $2,548, $167, $2,153 and $2,735 for the Small Cap Value Fund, Tax-Managed Equity Fund, Value Fund and Worldwide Fund, respectively.


                See accompanying notes to financial statements.

     SMALL CAP    SMALL COMPANY   TAX-MANAGED
     VALUE FUND    GROWTH FUND    EQUITY FUND     VALUE FUND   WORLDWIDE FUND
    --------------------------------------------------------------------------
    $  2,942,253   $      9,364  $     18,720    $    441,685    $     50,584
         205,554            434            13           1,801         198,581
    --------------------------------------------------------------------------
       3,147,807          9,798        18,733         443,486         249,165
    --------------------------------------------------------------------------

       2,034,382         93,750         7,450         100,198          51,516
         210,316             --            --              --              --
          60,142             --            --              --              --
          60,142             --            --              --              --
          17,170          3,170         2,579           3,563           2,874
         177,987          8,202           978          13,150           4,507
          51,075         21,271        14,920          19,581          38,798
         108,488          7,054         9,096          13,367           8,583
          19,058         11,593        11,182          13,009          12,407
          28,225          7,893         7,820           9,422           7,835
          52,162         11,018         1,924           4,586           1,336
          11,156          1,070           121             958             315
          34,890          2,824         1,456           4,711             680
    --------------------------------------------------------------------------
       2,865,193        167,845        57,526         182,545         128,851

         (93,335)       (55,345)      (47,841)        (12,208)        (60,163)
    --------------------------------------------------------------------------
       2,771,858        112,500         9,685         170,337          68,688
    --------------------------------------------------------------------------
         375,949       (102,702)        9,048         273,149         180,477
    --------------------------------------------------------------------------

      44,065,071      2,609,290        18,249       2,012,547         441,187
              --             --            --              --            (225)
    --------------------------------------------------------------------------
      44,065,071      2,609,290        18,249       2,012,547         440,962
    --------------------------------------------------------------------------

      54,636,573     (1,215,869)      337,588       3,889,637       1,131,782
              --             --            --              --          (2,015)
    --------------------------------------------------------------------------
      54,636,573     (1,215,869)      337,588       3,889,637       1,129,767
    --------------------------------------------------------------------------
      98,701,644      1,393,421       355,837       5,902,184       1,570,729
    --------------------------------------------------------------------------

    $ 99,077,593   $  1,290,719  $    364,885    $  6,175,333    $  1,751,206
    --------------------------------------------------------------------------


                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

AGGRESSIVE GROWTH FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
                                           (UNAUDITED)    SEPTEMBER 30, 2003
----------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)               $   (305,927)     $  (471,108)
Net realized gain (loss) on investments       8,293,683       (1,638,969)
Change in unrealized appreciation
(depreciation) on investments                (1,416,048)      13,073,722
                                         ---------------- ------------------
Increase (decrease) in net assets from
operations                                    6,571,708       10,963,645
                                         ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets
derived from capital share transactions     (11,178,686)       2,847,129
                                         ---------------- ------------------
Total increase (decrease) in net assets      (4,606,978)      13,810,774
NET ASSETS
Beginning of the period                      56,679,657       42,868,883
                                         ---------------- ------------------
End of the period                          $ 52,072,679      $56,679,657
                                         ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
 (LOSS)
End of the period                          $   (307,069)     $    (1,142)
                                         ---------------- ------------------

MID CAP GROWTH FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $  (35,214)       $  (51,079)
Net realized gain (loss) on investments                                         983,699          (109,243)
Change in unrealized appreciation (depreciation) on investments                  11,135         1,858,351
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                               959,620         1,698,029
                                                                          ---------------- ------------------

FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions           (78)           32,706
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                         959,542         1,730,735

NET ASSETS
Beginning of the period                                                       7,660,104         5,929,369
                                                                          ---------------- ------------------
End of the period                                                            $8,619,646        $7,660,104
                                                                          ---------------- ------------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $  (36,356)       $   (1,142)
                                                                          ---------------- ------------------

                See accompanying notes to financial statements.

SMALL CAP GROWTH FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $   (283,926)     $   (636,880)
Net realized gain (loss) on investments                                       12,791,290        (3,722,740)
Change in unrealized appreciation (depreciation) on investments               (6,998,062)       18,110,700
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                              5,509,302        13,751,080
                                                                          ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    (19,066,389)      (36,514,836)
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                      (13,557,087)      (22,763,756)
NET ASSETS
Beginning of the period                                                       52,863,961        75,627,717
                                                                          ---------------- ------------------
End of the period                                                           $ 39,306,874      $ 52,863,961
                                                                          ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $   (285,068)     $     (1,142)
                                                                          ---------------- ------------------

SMALL CAP VALUE FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $    375,949      $    567,375
Net realized gain (loss) on investments                                       44,065,071         4,755,610
Change in unrealized appreciation (depreciation) on investments               54,636,573        79,201,327
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                             99,077,593        84,524,312
                                                                          ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                           (755,337)               --
Net realized gain on investments                                              (7,446,392)               --
RETAIL CLASS
Net investment income                                                            (73,295)               --
Net realized gain on investments                                              (3,811,026)               --
ADMIN CLASS
Net investment income                                                                 --                --
Net realized gain on investments                                              (1,088,512)               --
                                                                          ---------------- ------------------
Total distributions                                                          (13,174,562)               --
                                                                          ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     26,527,026        37,141,909
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                      112,430,057       121,666,221
NET ASSETS
Beginning of the period                                                      467,507,863       345,841,642
                                                                          ---------------- ------------------
End of the period                                                           $579,937,920      $467,507,863
                                                                          ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $    229,634      $    682,317
                                                                          ---------------- ------------------

                See accompanying notes to financial statements.

SMALL COMPANY GROWTH FUND


                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $  (102,702)      $   (216,252)
Net realized gain (loss) on investments                                       2,609,290         (3,347,715)
Change in unrealized appreciation (depreciation) on investments              (1,215,869)        10,422,651
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                             1,290,719          6,858,684
                                                                          ---------------- ------------------

FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    (1,800,199)       (30,642,707)
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                        (509,480)       (23,784,023)

NET ASSETS
Beginning of the period                                                      24,230,358         48,014,381
                                                                          ---------------- ------------------
End of the period                                                           $23,720,878       $ 24,230,358
                                                                          ---------------- ------------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $  (103,844)      $     (1,142)
                                                                          ---------------- ------------------

TAX-MANAGED EQUITY FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $    9,048       $     71,050
Net realized gain (loss) on investments                                          18,249           (145,271)
Change in unrealized appreciation (depreciation) on investments                 337,588            684,831
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                               364,885            610,610
                                                                          ---------------- ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                           (62,322)           (82,181)
                                                                          ---------------- ------------------

FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     1,107,890        (15,464,446)
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                       1,410,453        (14,936,017)

NET ASSETS
Beginning of the period                                                       2,490,108         17,426,125
                                                                          ---------------- ------------------
End of the period                                                            $3,900,561       $  2,490,108
                                                                          ---------------- ------------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $    7,582       $     60,856
                                                                          ---------------- ------------------

                See accompanying notes to financial statements.

VALUE FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $   273,149       $   448,264
Net realized gain (loss) on investments                                       2,012,547        (2,165,764)
Change in unrealized appreciation (depreciation) on investments               3,889,637         8,798,027
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                             6,175,333         7,080,527
                                                                          ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                          (456,216)         (273,025)
                                                                          ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    (2,630,762)       (1,873,138)
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                       3,088,355         4,934,364
NET ASSETS
Beginning of the period                                                      37,959,472        33,025,108
                                                                          ---------------- ------------------
End of the period                                                           $41,047,827       $37,959,472
                                                                          ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $   260,949       $   444,016
                                                                          ---------------- ------------------

WORLDWIDE FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $   180,477       $   363,432
Net realized gain (loss) on investments                                         440,962           104,771
Change in unrealized appreciation (depreciation) on investments               1,129,767         1,826,724
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                             1,751,206         2,294,927
                                                                          ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                          (448,271)         (284,901)
                                                                          ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     5,024,637           148,718
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                       6,327,572         2,158,744
NET ASSETS
Beginning of the period                                                      10,499,054         8,340,310
                                                                          ---------------- ------------------
End of the period                                                           $16,826,626       $10,499,054
                                                                          ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $   176,093       $   443,887
                                                                          ---------------- ------------------

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS        LESS DISTRIBUTIONS
                              -----------------------------------------  ----------------------------
                    Net asset                 Net realized                 Dividends    Distributions
                     value,        Net       and unrealized Total from        from        from net
                    beginning  investment    gain (loss) on investment   net investment   realized
                    of period income (loss)   investments   operations       income     capital gains
-----------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $13.69      $(0.07)(c)     $  1.78      $  1.71          $ --         $   --
9/30/2003             10.70       (0.10)(c)        3.09         2.99            --             --
9/30/2002             13.56       (0.13)(c)       (2.73)       (2.86)           --             --
9/30/2001             47.71       (0.20)(c)      (33.43)      (33.63)           --          (0.52)
9/30/2000             20.08       (0.26)(c)       29.11        28.85            --          (1.22)
9/30/1999             10.51       (0.09)(c)       10.05         9.96            --          (0.39)

RETAIL CLASS
3/31/2004(e)          13.46       (0.09)(c)        1.75         1.66            --             --
9/30/2003             10.55       (0.13)(c)        3.04         2.91            --             --
9/30/2002             13.41       (0.16)(c)       (2.70)       (2.86)           --             --
9/30/2001             47.33       (0.25)(c)      (33.15)      (33.40)           --          (0.52)
9/30/2000             19.99       (0.38)(c)       28.94        28.56            --          (1.22)
9/30/1999             10.49       (0.14)(c)       10.03         9.89            --          (0.39)

MID CAP GROWTH FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 6.10      $(0.03)(c)     $  0.79      $  0.76          $ --         $   --
9/30/2003              4.74       (0.04)(c)        1.40         1.36            --             --
9/30/2002              5.99       (0.05)(c)       (1.20)       (1.25)           --             --
9/30/2001*            10.00       (0.03)(c)       (3.98)       (4.01)           --             --

* From commencement of Fund operations on February 28, 2001 through September 30, 2001. (a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. (d) Annualized for periods less than one year. (e) For the six months ended March 31, 2004 (unaudited).

                See accompanying notes to financial statements.

                                                     RATIOS TO AVERAGE NET ASSETS
--------------                                --------------------------------------------
              Net asset           Net assets,
               value,               end of                                     Net        Portfolio
    Total      end of     Total     period         Net          Gross       investment    turnover
distributions  period   return(a)    (000)    expenses(b)(d) expenses(d) income (loss)(d)   rate
---------------------------------------------------------------------------------------------------

   $   --      $15.40      12.5%   $ 25,679        1.00%        1.14%         (0.93)%        134%
       --       13.69      27.9      23,866        1.00         1.23          (0.88)         248
       --       10.70     (21.1)     13,421        1.00         1.31          (0.91)         220
    (0.52)      13.56     (71.1)     16,347        1.00         1.13          (0.75)         258
    (1.22)      47.71     147.8      62,364        1.00         1.11          (0.66)         191
    (0.39)      20.08      97.9      13,308        1.00         2.96          (0.56)         199

       --       15.12      12.3      26,394        1.25         1.39          (1.18)         134
       --       13.46      27.6      32,813        1.25         1.47          (1.13)         248
       --       10.55     (21.3)     26,885        1.25         1.45          (1.16)         220
    (0.52)      13.41     (71.2)     41,456        1.25         1.37          (1.01)         258
    (1.22)      47.33     147.0     110,824        1.25         1.35          (0.89)         191
    (0.39)      19.99      97.5       1,175        1.25         9.05          (0.80)         199


   $   --      $ 6.86      12.5%   $  8,620        0.90%        2.12%         (0.84)%        132%
       --        6.10      28.7       7,660        0.90         2.45          (0.79)         246
       --        4.74     (20.9)      5,929        0.90         1.88          (0.81)         216
       --        5.99     (40.1)      7,483        0.90         1.93          (0.62)         145

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS         LESS DISTRIBUTIONS
                              ------------------------------------------  ----------------------------
                    Net asset                  Net realized                 Dividends    Distributions
                     value,        Net        and unrealized Total from        from        from net
                    beginning  investment     gain (loss) on investment   net investment   realized
                    of period income (loss)    investments   operations       income     capital gains
------------------------------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 8.59      $(0.04)(c)      $  0.91      $  0.87         $   --        $   --
9/30/2003              6.35       (0.06)(c)         2.30         2.24             --            --
9/30/2002              8.83       (0.08)(c)        (2.40)       (2.48)            --            --
9/30/2001             26.98       (0.12)(c)       (17.06)      (17.18)            --         (0.97)
9/30/2000             16.74       (0.16)(c)        10.40        10.24             --            --
9/30/1999              9.83       (0.08)            6.99         6.91             --            --

RETAIL CLASS
3/31/2004(e)           8.45       (0.05)(c)         0.89         0.84             --            --
9/30/2003              6.26       (0.08)(c)         2.27         2.19             --            --
9/30/2002              8.72       (0.10)(c)        (2.36)       (2.46)            --            --
9/30/2001             26.74       (0.15)(c)       (16.90)      (17.05)            --         (0.97)
9/30/2000             16.65       (0.24)(c)        10.33        10.09             --            --
9/30/1999              9.80       (0.08)            6.93         6.85             --            --

SMALL CAP VALUE FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $21.34      $ 0.03(c)       $  4.38      $  4.41         $(0.05)       $(0.55)
9/30/2003             17.28        0.05(c)          4.01         4.06             --            --
9/30/2002             19.89        0.10(c)         (0.36)       (0.26)         (0.11)        (2.24)
9/30/2001             20.42        0.16(c)          0.60         0.76          (0.20)        (1.09)
9/30/2000             17.33        0.14(c)          3.36         3.50          (0.14)        (0.27)
9/30/1999             15.60        0.16             1.83         1.99          (0.12)        (0.14)

RETAIL CLASS
3/31/2004(e)          21.25        0.00(c)(f)       4.36         4.36          (0.01)        (0.55)
9/30/2003             17.25        0.00(c)(f)       4.00         4.00             --            --
9/30/2002             19.85        0.05(c)         (0.35)       (0.30)         (0.06)        (2.24)
9/30/2001             20.38        0.11(c)          0.60         0.71          (0.15)        (1.09)
9/30/2000             17.28        0.10(c)          3.36         3.46          (0.09)        (0.27)
9/30/1999             15.57        0.09             1.84         1.93          (0.08)        (0.14)

ADMIN CLASS
3/31/2004(e)          21.13       (0.03)(c)         4.35         4.32             --         (0.55)
9/30/2003             17.20       (0.05)(c)         3.98         3.93             --          0.00
9/30/2002             19.80        0.00(c)(f)      (0.35)       (0.35)         (0.01)        (2.24)
9/30/2001             20.34        0.05(c)          0.60         0.65          (0.10)        (1.09)
9/30/2000             17.24        0.04(c)          3.37         3.41          (0.04)        (0.27)
9/30/1999             15.54        0.04             1.83         1.87          (0.03)        (0.14)

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. (d) Annualized for periods less than one year. (e) For the six months ended March 31, 2004 (Unaudited). (f) Amount is less than $0.01 per share.

                See accompanying notes to financial statements.

                                                     RATIOS TO AVERAGE NET ASSETS:
--------------                                --------------------------------------------
              Net asset           Net assets,
               value,               end of                                     Net        Portfolio
    Total      end of     Total     period         Net          Gross       investment    turnover
distributions  period   return(a)    (000)    expenses(b)(d) expenses(d) income (loss)(d)   rate
---------------------------------------------------------------------------------------------------


   $   --      $ 9.46      10.1%   $ 23,840        1.00%        1.20%         (0.93)%        110%
       --        8.59      35.3      22,519        1.00         1.19          (0.91)         190
       --        6.35     (28.1)     42,415        1.00         1.07          (0.90)         162
    (0.97)       8.83     (65.2)    124,479        0.99         0.99          (0.74)         140
       --       26.98      61.2     262,147        0.92         0.92          (0.62)         170
       --       16.74      70.3      81,132        1.00         1.11          (0.80)         163

       --        9.29       9.9      15,467        1.25         1.45          (1.18)         110
       --        8.45      35.0      30,345        1.25         1.43          (1.17)         190
       --        6.26     (28.2)     32,135        1.25         1.33          (1.15)         162
    (0.97)       8.72     (65.3)     50,197        1.25         1.26          (1.01)         140
       --       26.74      60.6      69,416        1.23         1.23          (0.92)         170
       --       16.65      69.9       6,032        1.25         1.80          (1.04)         163


   $(0.60)     $25.15      21.0%   $342,876        0.90%        0.93%          0.26%          40%
       --       21.34      23.5     289,945        0.90         0.94           0.26           74
    (2.35)      17.28      (2.6)    234,370        0.94         0.96           0.48           86
    (1.29)      19.89       3.9     215,439        0.98         0.98           0.76           98
    (0.41)      20.42      20.7     214,919        0.93         0.93           0.76          102
    (0.26)      17.33      12.8     301,496        0.90         0.90           0.87          113

    (0.56)      25.05      20.8     182,146        1.15         1.18           0.01           40
       --       21.25      23.2     140,152        1.15         1.20          (0.01)          74
    (2.30)      17.25      (2.8)     86,816        1.19         1.20           0.22           86
    (1.24)      19.85       3.6      97,544        1.22         1.22           0.51           98
    (0.36)      20.38      20.4      92,698        1.17         1.17           0.53          102
    (0.22)      17.28      12.4      75,302        1.20         1.20           0.57          113

    (0.55)      24.90      20.7      54,916        1.40         1.43          (0.24)          40
       --       21.13      22.9      37,411        1.40         1.47          (0.27)          74
    (2.25)      17.20      (3.0)     24,655        1.44         1.53          (0.01)          86
    (1.19)      19.80       3.3      16,471        1.50         1.59           0.23           98
    (0.31)      20.34      20.1      11,391        1.50         1.68           0.21          102
    (0.17)      17.24      12.0       4,863        1.50         1.70           0.30          113

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS        LESS DISTRIBUTIONS
                              -----------------------------------------  ----------------------------
                    Net asset                 Net realized                 Dividends    Distributions
                     value,        Net       and unrealized Total from        from        from net
                    beginning  investment    gain (loss) on investment   net investment   realized
                    of period income (loss)   investments   operations       income     capital gains
-----------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 8.27      $(0.04)(c)     $  0.46      $  0.42         $   --        $   --
9/30/2003              5.77       (0.05)(c)        2.55         2.50             --            --
9/30/2002              8.07       (0.07)(c)       (2.23)       (2.30)            --            --
9/30/2001             19.78       (0.07)(c)      (11.45)      (11.52)            --         (0.19)
9/30/2000             11.67       (0.06)           8.17         8.11             --            --
9/30/1999*            10.00       (0.01)           1.68         1.67             --            --

TAX-MANAGED EQUITY FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 7.66      $ 0.03(c)      $  1.08      $  1.11         $(0.19)       $   --
9/30/2003              6.78        0.06(c)         0.85         0.91          (0.03)           --
9/30/2002              7.67        0.06(c)        (0.81)       (0.75)         (0.14)           --
9/30/2001             11.16        0.12(c)        (1.60)       (1.48)         (0.09)        (1.92)
9/30/2000             13.46        0.12            2.43         2.55          (0.07)        (4.78)
9/30/1999             13.59        0.04            3.87         3.91          (0.10)        (3.94)

VALUE FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $13.52      $ 0.10(c)      $  2.16      $  2.26         $(0.17)       $   --
9/30/2003             11.17        0.15(c)         2.29         2.44          (0.09)           --
9/30/2002             13.90        0.13(c)        (2.42)       (2.29)         (0.16)        (0.28)
9/30/2001             15.12        0.14(c)        (1.19)       (1.05)         (0.17)           --
9/30/2000             16.54        0.17            0.41         0.58          (0.15)        (1.85)
9/30/1999             16.85        0.22            1.53         1.75          (0.24)        (1.82)

WORLDWIDE FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 9.32      $ 0.13(c)      $  1.15      $  1.28         $(0.34)       $   --
9/30/2003              7.53        0.32(c)         1.74         2.06          (0.27)           --
9/30/2002+             8.48        0.35(c)        (0.55)       (0.20)         (0.75)           --
9/30/2001             13.93        0.65(c)        (2.44)       (1.79)         (0.35)        (3.31)
9/30/2000             10.28        0.58(c)         4.02         4.60          (0.48)        (0.47)
9/30/1999              8.79        0.50            1.82         2.32          (0.44)        (0.39)

* From commencement of fund operations on May 7, 1999 through September 30, 1999.(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. (d) Annualized for periods less than one year. (e) For the six months ended March 31, 2004 (Unaudited) + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the impact to the Fund's per share net investment income and net realized and unrealized gain (loss) was less than $0.01. The ratio of net investment income to average net assets for the Fund decreased from 4.29% to 4.26% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                                     RATIOS TO AVERAGE NET ASSETS
--------------                                --------------------------------------------
              Net asset           Net assets,
               value,               end of                                     Net        Portfolio
    Total      end of     Total     period         Net          Gross       investment    turnover
distributions  period   return(a)    (000)    expenses(b)(d) expenses(d) income (loss)(d)   rate
---------------------------------------------------------------------------------------------------

   $   --      $ 8.69       5.1%   $ 23,721        0.90%        1.34%         (0.82)%         89%
       --        8.27      43.3      24,230        0.90         1.31          (0.81)         220
       --        5.77     (28.5)     48,014        0.90         1.07          (0.82)         157
    (0.19)       8.07     (58.6)     69,710        0.90         1.02          (0.61)         150
       --       19.78      69.5     133,784        0.90         0.99          (0.51)         174
       --       11.67      16.7      17,674        0.90         2.17          (0.51)          56


   $(0.19)     $ 8.58      14.6%   $  3,901        0.65%        3.86%          0.61%           7%
    (0.03)       7.66      13.5       2,490        0.65         1.82           0.81          200
    (0.14)       6.78     (10.1)     17,426        0.65         1.14           0.72          188
    (2.01)       7.67     (15.9)     19,211        0.65         1.05           1.29          300
    (4.85)      11.16      25.3      23,718        0.65         0.95           1.00          356
    (4.04)      13.46      31.7      21,886        0.65         1.00           0.30          250


   $(0.17)     $15.61      16.8%   $ 41,048        0.85%        0.91%          1.36%          34%
    (0.09)      13.52      22.0      37,959        0.85         0.92           1.23           56
    (0.44)      11.17     (17.2)     33,025        0.85         0.90           0.90           66
    (0.17)      13.90      (7.1)     39,549        0.85         0.96           0.87           90
    (2.00)      15.12       3.6      38,792        0.85         0.89           0.87           73
    (2.06)      16.54      10.5      66,726        0.78         0.78           1.20           59


   $(0.34)     $10.26      14.0%   $ 16,827        1.00%        1.88%          2.63%          33%
    (0.27)       9.32      28.0      10,499        1.00         2.23           3.81           94
    (0.75)       7.53      (3.0)      8,340        1.00         2.43           4.26          113
    (3.66)       8.48     (15.0)      8,528        1.00         2.58           6.85          160
    (0.95)      13.93      46.5       9,748        1.00         2.48           4.26          183
    (0.83)      10.28      27.8       6,233        1.00         3.46           5.07          165

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


1. ORGANIZATION | Loomis Sayles Funds I and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts and were organized as such on December 23, 1993 and February 20, 1991, respectively. Each Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trusts in multiple series (individually, a "Fund" and collectively, the "Funds"). Shares of Loomis Sayles Tax-Managed Equity Fund were first registered under the Securities Act of 1933 (the "1933 Act") effective March 7, 1997 (subsequent to its commencement of investment operations). Information presented in these financial statements pertains to certain equity funds of the Trusts, the financial statements for the remaining equity funds and the fixed income funds are presented in separate reports. The following Funds are included in this report:

LOOMIS SAYLES FUNDS I
Loomis Sayles Mid Cap Growth Fund (the "Mid Cap Growth Fund")
Loomis Sayles Small Cap Value Fund (the "Small Cap Value Fund")
Loomis Sayles Small Company Growth Fund (the "Small Company Growth Fund")

LOOMIS SAYLES FUNDS II
Loomis Sayles Aggressive Growth Fund (the "Aggressive Growth Fund") Loomis Sayles Small Cap Growth Fund (the "Small Cap Growth Fund")
Loomis Sayles Tax-Managed Equity Fund (the "Tax-Managed Equity Fund") Loomis Sayles Value Fund (the "Value Fund")
Loomis Sayles Worldwide Fund (the "Worldwide Fund")

Each Fund offers Institutional Class shares. Aggressive Growth Fund, Small Cap Growth Fund and Small Cap Value Fund also offer Retail Class shares. In addition, Small Cap Value Fund offers Admin Class shares.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such Class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES | The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION | Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME | Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on an accrual basis, and interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. The Funds estimate the components of distributions received from Real Estate Investment Trusts (REITs). In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

C. FOREIGN CURRENCY TRANSLATION | The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal periods, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS | Each Fund may enter into forward foreign currency exchange contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2004, there were no open forward foreign currency contracts.

E. FEDERAL AND FOREIGN INCOME TAXES | The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS | Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


G. REPURCHASE AGREEMENTS | Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. PURCHASES AND SALES OF SECURITIES | For the six months ended March 31, 2004, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities) were as follows:

Fund                       Purchases      Sales
----                      ------------ ------------
Aggressive Growth Fund    $ 73,912,951 $ 83,018,731
Mid Cap Growth Fund         10,807,481   10,782,948
Small Cap Growth Fund       55,567,390   76,397,095
Small Cap Value Fund       215,557,389  205,164,488
Small Company Growth Fund   21,722,745   23,105,026
Tax-Managed Equity Fund      1,219,690      198,514
Value Fund                  13,413,750   16,240,653
Worldwide Fund               7,991,582    4,303,989

For the six months ended March 31, 2004, purchases and sales of U.S. Government/Agency securities by Worldwide Fund were $534,942 and $50,592, respectively.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES | Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser to each of the Funds. Separate management agreements for each Fund in effect for the six months ended March 31, 2004, provide for fees at the following annual percentage rates of each Fund's average daily net assets. Loomis Sayles has contractually agreed, until January 31, 2005, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund, to the following annual percentage rate of the Fund's average daily net assets:

                                     Expense Limit as a Percentage of
                                      Average Daily Net Assets
                          Management --------------------------------
Fund                         Fees    Institutional   Retail   Admin
----                      ---------- -------------   ------   -----
Aggressive Growth Fund      0.75%        1.00%       1.25%     --
Mid Cap Growth Fund         0.75%        0.90%        --       --
Small Cap Growth Fund       0.75%        1.00%       1.25%     --
Small Cap Value Fund        0.75%        0.90%       1.15%    1.40%
Small Company Growth Fund   0.75%        0.90%        --       --
Tax-Managed Equity Fund     0.50%        0.65%        --       --
Value Fund                  0.50%        0.85%        --       --
Worldwide Fund              0.75%        1.00%        --       --

For the six months ended March 31, 2004, the management fees and waivers for each Fund were as follows:


                                                           Percentage of
                            Gross    Waiver of     Net     Average Daily Net Assets*
                          Management Management Management ------------------------
Fund                         Fee        Fee        Fee     Gross         Net
----                      ---------- ---------- ---------- -----           ----
Aggressive Growth Fund    $  214,637  $ 41,702  $  172,935 0.75%        0.60%
Mid Cap Growth Fund           31,472    31,472          -- 0.75%         --
Small Cap Growth Fund        200,076    54,450     145,626 0.75%        0.55%
Small Cap Value Fund       2,034,382    93,335   1,941,047 0.75%        0.72%
Small Company Growth Fund     93,750    55,345      38,405 0.75%        0.31%
Tax-Managed Equity Fund        7,450     7,450          -- 0.50%         --
Value Fund                   100,198    12,208      87,990 0.50%        0.44%
Worldwide Fund                51,516    51,516          -- 0.75%         --

* Annualized

For the six months ended March 31, 2004, in addition to the waiver of management fees, expenses have been reimbursed as follows:

Fund                    Amount
----                    -------
Mid Cap Growth Fund     $19,732
Tax-Managed Equity Fund  40,391
Worldwide Fund            8,647

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). CDC IXIS Asset Management North America is ultimately owned by three large affiliated French financial services firms: Caisse des Depots et Consignations; Caisse Nationale des Caisses d'Epargne; and CNP Assurances, a leading French life insurance company.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE | CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with State Street Bank and Trust Company ("State Street Bank"), to serve as sub-administrator. Pursuant to an agreement among the Trusts, the CDC Nvest Funds Trusts (CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I) and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

             (1)Percentage of Average Daily Net Assets

                       First         Next       Over
                       $5 billion $5 billion $10 billion
                       ---------- ---------- -----------
                          0.0675%    0.0625%     0.0500%

             or

             (2)Each Fund's pro rata portion, allocated based on the combined assets of the Trusts and the CDC Nvest Funds Trusts, of the annual aggregate minimum fee of $5 million.

For the six months ended March 31, 2004, fees paid to CIS for accounting and administrative expense were as follows:

                          Accounting and
Fund                      Administrative
----                      --------------
Aggressive Growth Fund       $ 18,779
Mid Cap Growth Fund             2,754
Small Cap Growth Fund          17,504
Small Cap Value Fund          177,987
Small Company Growth Fund       8,202
Tax-Managed Equity                978
Value Fund                     13,150
Worldwide Fund                  4,507

C. TRANSFER AGENT FEES | CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent.

Aggressive Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Tax-Managed Equity Fund, Value Fund and Wordwide Fund pay service fees to CIS monthly representing the higher amount based on the following calculations:

             (1)Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate of 0.026% of the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No Load Retail Funds* and Load Funds--Class Y**.

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


                Each Class of shares is subject to a monthly Class minimum of $1,250 allocated based on the combined net assets of Institutional Class, Retail Class and Admin Class, as applicable.

             or

             (2)An allocated portion, based on eligible assets, of an annual aggregate minimum fee for the period January 1, 2004 through December 31, 2004, of $650,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $190,547.

*No Load Retail Funds consist of Aggressive Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Tax-Managed Equity Fund, Value Fund, Worldwide Fund, Loomis Sayles Bond Fund and Loomis Sayles Global Bond Fund.

**Load Funds--Class Y consist of all Funds with Class Y shares offered within the Trusts and the CDC Nvest Funds Trusts.

Mid Cap Growth Fund and Small Company Growth Fund pay service fees monthly to CIS representing the higher amount based on the following calculations:

             (1)Annual aggregate fee determined by applying an annual fee rate of 0.01% to the eligible average daily net assets. Eligible assets are the average daily net assets of all Institutional Funds*.

                Each Fund is subject to a monthly minimum fee of $1,000.

             or

             (2)An allocated portion, based on eligible assets, of an aggregate minimum fee for the period January 1, 2004 through December 31, 2004, of $100,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $29,315.

*Institutional Funds consist of Mid Cap Growth Fund, Small Company Growth Fund, Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund and Loomis Sayles U.S. Government Securities Fund.

CIS, BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses.

For the six months ended March 31, 2004, amounts paid to CIS as compensation for its services as transfer agent were as follows:

Fund                      Transfer Agent Fee
----                      ------------------
Aggressive Growth Fund         $15,000
Mid Cap Growth Fund              6,000
Small Cap Growth Fund           15,000
Small Cap Value Fund            71,855
Small Company Growth Fund        6,000
Tax-Managed Equity               7,500
Value Fund                       7,500
Worldwide Fund                   7,500

D. SERVICE AND DISTRIBUTION FEES | The Trusts have entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to this agreement, CDC IXIS Distributors serves as principal underwriter of the various Funds of the Trusts except for Loomis Sayles Investment Grade Bond Fund--Class J.

Pursuant to Rule 12b-1 under the 1940 Act, Aggressive Growth Fund, Small Cap Growth Fund and Small Cap Value Fund have adopted Distribution Plans relating to each Fund's Retail Class shares (the "Retail Class Plan") and Small Cap Value Fund has adopted a separate Distribution Plan relating to Admin Class shares (the "Admin Class Plan").

Under the respective Retail Class and Admin Class Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Retail Class and Admin Class Shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Retail Class and Admin Class Shares and/or maintenance of shareholder accounts. In addition, the Admin Class shares of the Small Cap Value Fund may pay a shareholder service fee at an annual rate of 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares.

E. TRUSTEES FEES AND EXPENSES | The Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Distributors, CDC IXIS

North America, CIS or their affiliates. Each Trustee who is an independent Trustee of Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts receives in the aggregate a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the Trusts and CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other series of the Trusts or CDC Nvest Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

F. PUBLISHING SERVICES | CIS performs certain desktop publishing services for the funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the six months ended March 31, 2004, amounts paid to CIS as compensation for these services were as follows:

                           Publishing
Fund                      Services Fee
----                      ------------
Aggressive Growth Fund       $   37
Mid Cap Growth Fund              42
Small Cap Growth Fund            37
Small Cap Value Fund             42
Small Company Growth Fund        42
Tax-Managed Equity Fund          96
Value Fund                       37
Worldwide Fund                   37

5. LINE OF CREDIT | Each Fund, except Mid Cap Growth Fund and Small Company Growth Fund, together with certain other Funds of the Trusts, participate in a $25 million committed unsecured revolving line of credit provided by State Street Bank. Borrowings under the line of credit will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the federal funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating Funds based on their average daily unused portion of the line of credit. For the six months ended, March 31, 2004, the Funds had no borrowings under the agreement.

6. SHAREHOLDERS | At March 31, 2004, Loomis Sayles owned 256,870 shares, equating to 56.5% of Tax-Managed Equity Fund shares outstanding. At March 31, 2004, the Loomis Sayles Funded Pension Plan ("Pension Plan") and the Loomis Sayles Employees' Profit Sharing Retirement Plan held shares of beneficial interest in the Funds as follows:

                                    Profit Sharing
Fund                   Pension Plan Retirement Plan
----                   ------------ ---------------
Aggressive Growth Fund   187,842        440,386
Small Cap Growth Fund    234,766        492,732
Small Cap Value Fund     433,474        613,133
Value Fund               428,199        413,216
Worldwide Fund           885,919        335,600

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


7. CAPITAL SHARES | Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                   AGGRESSIVE GROWTH FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares           85,574     $  1,292,216      1,017,143    $ 12,248,463
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Redeemed                               (160,976)      (2,399,633)      (527,813)     (5,940,072)
                                     -------------  ---------------  ------------  --------------
Net change                              (75,402)    $ (1,107,417)       489,330    $  6,308,391
                                     -------------  ---------------  ------------  --------------
                                       Shares          Amount          Shares+        Amount+
RETAIL CLASS                         ----------     ------------     ----------    ------------
Issued from the sale of shares          332,589     $  4,924,823      1,142,750    $ 13,044,564
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Issued in Admin Class Conversion             --               --         56,540         631,556
Redeemed                             (1,024,391)     (14,996,092)    (1,309,638)    (14,596,979)
                                     -------------  ---------------  ------------  --------------
Net change                             (691,802)    $(10,071,269)      (110,348)   $   (920,859)
                                     -------------  ---------------  ------------  --------------
                                                                       Shares+        Amount+
ADMIN CLASS                                                          ----------    ------------
Issued from the sale of shares                                           29,865    $    315,554
Issued in connection with
  the reinvestment of distributions                                          --              --
Redeemed                                                               (216,812)     (2,224,401)
Redeemed in Admin Class Conversion                                      (56,892)       (631,556)
                                                                     ------------  --------------
Net change                                                             (243,839)   $ (2,540,403)
                                                                     ------------  --------------
+OnMay 21, 2003, the outstanding Admin Class Shares were automatically converted into Retail Class Shares.

                                                     MID CAP GROWTH FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares               --     $         --          5,899    $     32,706
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Redeemed                                    (12)             (78)            --              --
                                     -------------  ---------------  ------------  --------------
Net change                                  (12)    $        (78)         5,899    $     32,706
                                     -------------  ---------------  ------------  --------------

                                                    SMALL CAP GROWTH FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares          264,451     $  2,521,616      1,897,989    $ 13,566,717
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Redeemed                               (365,386)      (3,441,395)    (5,953,993)    (39,030,065)
                                     -------------  ---------------  ------------  --------------
Net change                             (100,935)    $   (919,779)    (4,056,004)   $(25,463,348)
                                     -------------  ---------------  ------------  --------------
                                       Shares          Amount          Shares+        Amount+
RETAIL CLASS                         ----------     ------------     ----------    ------------
Issued from the sale of shares          664,991     $  6,220,402      3,879,141    $ 28,642,137
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Issued in Admin Class Conversion             --               --          2,120          14,288
Redeemed                             (2,592,549)     (24,367,012)    (5,421,506)    (38,664,657)
                                     -------------  ---------------  ------------  --------------
Net change                           (1,927,558)    $(18,146,610)    (1,540,245)   $(10,008,232)
                                     -------------  ---------------  ------------  --------------

                                                                       Shares+        Amount+
ADMIN CLASS                                                          ----------    ------------
Issued from the sale of shares                                           46,488    $    301,256
Issued in connection with
  the reinvestment of distributions                                          --              --
Redeemed                                                               (217,093)     (1,330,224)
Redeemed in Admin Class Conversion                                       (2,135)        (14,288)
                                                                     ------------  --------------
Net change                                                             (172,740)   $ (1,043,256)
                                                                     ------------  --------------
+OnMay 21, 2003, the outstanding Admin Class Shares were automatically converted into Retail Class Shares.


                                                    SMALL CAP VALUE FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares        1,273,856     $ 30,501,008      2,271,777    $ 43,519,989
Issued in connection with
  the reinvestment of distributions     344,051        7,949,633             --              --
Redeemed                             (1,571,760)     (37,591,112)    (2,246,579)    (42,192,200)
                                     -------------  ---------------  ------------  --------------
Net change                               46,147     $    859,529         25,198    $  1,327,789
                                     -------------  ---------------  ------------  --------------

                                       Shares          Amount          Shares         Amount
RETAIL CLASS                         ----------     ------------     ----------    ------------
Issued from the sale of shares        1,547,330     $ 36,598,921      3,698,495    $ 69,872,984
Issued in connection with
  the reinvestment of distributions     168,095        3,867,490             --              --
Redeemed                             (1,041,894)     (24,992,718)    (2,135,122)    (40,321,887)
                                     -------------  ---------------  ------------  --------------
Net change                              673,531     $ 15,473,693      1,563,373    $ 29,551,097
                                     -------------  ---------------  ------------  --------------

                                       Shares          Amount          Shares         Amount
ADMIN CLASS                          ----------     ------------     ----------    ------------
Issued from the sale of shares          614,565     $ 14,466,820      1,219,636    $ 22,714,426
Issued in connection with
  the reinvestment of distributions      46,216        1,056,962             --              --
Redeemed                               (225,359)      (5,329,978)      (882,999)    (16,451,403)
                                     -------------  ---------------  ------------  --------------
Net change                              435,422     $ 10,193,804        336,637    $  6,263,023
                                     -------------  ---------------  ------------  --------------

                                                  SMALL COMPANY GROWTH FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares               --     $         --        662,784    $  4,750,079
Issued from subscriptions-in-kind+           --               --        839,609       4,995,673
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Redeemed                               (202,355)      (1,800,199)    (6,892,544)    (40,388,459)
                                     -------------  ---------------  ------------  --------------
Net change                             (202,355)    $ (1,800,199)    (5,390,151)   $(30,642,707)
                                     -------------  ---------------  ------------  --------------
+Issued in exchange for portfolio securities distributed in-kind by Energen Corporation
 Retirement Income Plan to shareholders thereof and contributed to the Fund in-kind by such shareholders on April 15, 2003.

                                                   TAX-MANAGED EQUITY FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares          121,891     $  1,045,647        324,896    $  2,267,000
Issued in connection with
  the reinvestment of distributions       7,563           62,319         11,807          82,181
Redeemed                                     (9)             (76)    (2,580,065)    (17,813,627)
                                     -------------  ---------------  ------------  --------------
Net change                              129,445     $  1,107,890     (2,243,362)   $(15,464,446)
                                     -------------  ---------------  ------------  --------------

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


                                                      VALUE FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                      Shares           Amount         Shares          Amount
INSTITUTIONAL CLASS                  --------       -----------      --------      -----------
Issued from the sale of shares        100,164       $ 1,479,034       328,065      $ 4,071,978
Issued in connection with
  the reinvestment of distributions    26,133           376,057        18,887          230,605
Redeemed                             (305,504)       (4,485,853)     (493,835)      (6,175,721)
                                     -------------  ---------------  ------------  --------------
Net change                           (179,207)      $(2,630,762)     (146,883)     $(1,873,138)
                                     -------------  ---------------  ------------  --------------

                                                    WORLDWIDE FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                      Shares           Amount         Shares          Amount
INSTITUTIONAL CLASS                  --------       -----------      --------      -----------
Issued from the sale of shares        491,682       $ 4,824,306       711,080      $ 5,955,985
Issued in connection with
  the reinvestment of distributions    46,883           447,733        36,904          284,901
Redeemed                              (24,822)         (247,402)     (728,370)      (6,092,168)
                                     -------------  ---------------  ------------  --------------
Net change                            513,743       $ 5,024,637        19,614      $   148,718
                                     -------------  ---------------  ------------  --------------

Item 2. Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has established an audit committee and determined that all committee members qualify as financial experts. The committee members are Ms. Sandra O. Moose, Messrs. Edward A. Benjamin and Daniel
M. Cain. Each of these individuals is also Independent Trustee of the Trust.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to a Vote of Securities Holders.

Not Applicable.

Item 10. Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibits (a)(1)(i) and (a)(1)(ii).

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)(2)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Loomis Sayles Funds I


                                      By: /s/ ROBERT J. BLANDING
                                          --------------------------------------
                                      Name: Robert J. Blanding
                                      Title: President & Chief Executive Officer
                                      Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      By: /s/ ROBERT J. BLANDING
                                          --------------------------------------
                                      Name: Robert J. Blanding
                                      Title: President & Chief Executive Officer
                                      Date: May 19, 2004


                                      By: /s/ NICHOLAS H. PALMERINO
                                          --------------------------------------
                                      Name: Nicholas H. Palmerino
                                      Title: Treasurer
                                      Date: May 19, 2004